UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5017

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Ivy Variable Insurance Portfolios

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(Exact name of registrant as specified in charter)

100 Independence, 610 Market Street, Philadelphia, PA 19106-2354

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(Address of principal executive offices) (Zip code)

David F. Connor

100 Independence, 610 Market Street

Philadelphia, PA 19106-2354

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(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2021

ITEM 1.      REPORTS TO STOCKHOLDERS.

VARIABLE INSURANCE PORTFOLIOS	Semiannual Report JUNE 30, 2021

IVY VARIABLE INSURANCE PORTFOLIOS*

Delaware Ivy VIP Asset Strategy (formerly, Ivy VIP Asset Strategy)	Class I	Class II

Delaware Ivy VIP Balanced (formerly, Ivy VIP Balanced)		Class II

Delaware Ivy VIP Energy (formerly, Ivy VIP Energy)	Class I	Class II

Delaware Ivy VIP Growth (formerly, Ivy VIP Growth)		Class II

Delaware Ivy VIP High Income (formerly, Ivy VIP High Income)	Class I	Class II

Delaware Ivy VIP International Core Equity (formerly, Ivy VIP International Core Equity)		Class II

Delaware Ivy VIP Mid Cap Growth (formerly, Ivy VIP Mid Cap Growth)	Class I	Class II

Delaware Ivy VIP Natural Resources (formerly, Ivy VIP Natural Resources)		Class II

Delaware Ivy VIP Science and Technology (formerly, Ivy VIP Science and Technology)	Class I	Class II

Delaware Ivy VIP Small Cap Core (formerly, Ivy VIP Small Cap Core)		Class II

Delaware Ivy VIP Small Cap Growth (formerly, Ivy VIP Small Cap Growth)	Class I	Class II

*	Effective July 1, 2021, the name of each portfolio has been updated from Ivy VIP to Delaware Ivy VIP as indicated.

IVY INVESTMENTS® refers to the investment management and investment advisory services offered by Macquarie Investment Management Business Trust (MIMBT) through its various series.

On December 2, 2020, Waddell & Reed Financial, Inc. (“WDR”), the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Variable Insurance Portfolios (the “VIP Portfolios”), and Macquarie Management Holdings, Inc., the U.S. holding company for Macquarie Group Limited’s U.S. asset management business (“Macquarie”), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of WDR (the “Transaction”).

The Transaction closed on April 30, 2021. The VIP Portfolios, as part of Delaware Funds by Macquarie, are now managed by Delaware Management Company, a series of Macquarie Investment Management Business Trust, and distributed by Delaware Distributors, L.P.

CONTENTS	IVY VIP

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus at www.ivyinvestments.com/reports/vip.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Portfolios are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Portfolios are governed by US laws and regulations. Unless otherwise noted, views expressed herein are current as of June 30, 2021, and subject to change for events occurring after such date. The Portfolios are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor. All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

2	SEMIANNUAL REPORT	2021

ILLUSTRATION OF PORTFOLIO EXPENSES	IVY VIP

(UNAUDITED)

Expense Example

As a shareholder of a Portfolio, you incur ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2021.

Actual Expenses

The first section in the following table provides information about actual investment values and actual expenses for each share class. You may use the information in this section, together with your initial investment in Portfolio shares, to estimate the expenses that you paid over the period. Simply divide the value of that investment by $1,000 (for example, a $7,500 initial investment divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your investment during this period. In addition, there are fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical investment values and hypothetical expenses for each share class based on the Portfolio’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical investment values and expenses may not be used to estimate the actual investment value at the end of the period or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs as a shareholder of the Portfolio and do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 6 in Notes to Financial Statements for further information.

2021	SEMIANNUAL REPORT	3

ILLUSTRATION OF PORTFOLIO EXPENSES	IVY VIP

(UNAUDITED)

	Actual(1)			Hypothetical(2)

Portfolio	Beginning Account Value 12-31-20	Ending Account Value 6-30-21	Expenses Paid During Period*	Beginning Account Value 12-31-20	Ending Account Value 6-30-21	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Asset Strategy
Class I	$1,000	$1,066.40	$3.72	$1,000	$1,021.17	$3.64	0.72%
Class II	$1,000	$1,065.00	$4.96	$1,000	$1,020.04	$4.85	0.97%
Balanced
Class II	$1,000	$1,106.40	$5.27	$1,000	$1,019.79	$5.05	1.01%
Energy
Class I	$1,000	$1,367.00	$7.93	$1,000	$1,018.07	$6.76	1.37%
Class II	$1,000	$1,365.50	$7.33	$1,000	$1,018.63	$6.26	1.22%
Growth
Class II	$1,000	$1,150.00	$5.27	$1,000	$1,019.88	$4.95	0.99%
High Income
Class I	$1,000	$1,049.60	$3.38	$1,000	$1,021.45	$3.34	0.67%
Class II	$1,000	$1,048.30	$4.71	$1,000	$1,020.20	$4.65	0.92%
International Core Equity
Class II	$1,000	$1,135.70	$6.09	$1,000	$1,019.05	$5.75	1.16%
Mid Cap Growth
Class I	$1,000	$1,113.70	$4.44	$1,000	$1,020.58	$4.24	0.85%
Class II	$1,000	$1,112.30	$5.70	$1,000	$1,019.35	$5.45	1.10%
Natural Resources
Class II	$1,000	$1,185.50	$6.67	$1,000	$1,018.67	$6.16	1.23%
Science and Technology
Class I	$1,000	$1,115.40	$4.65	$1,000	$1,020.35	$4.44	0.89%
Class II	$1,000	$1,114.00	$6.02	$1,000	$1,019.12	$5.75	1.14%
Small Cap Core
Class II	$1,000	$1,191.00	$6.35	$1,000	$1,018.97	$5.86	1.18%
Small Cap Growth
Class I	$1,000	$1,103.70	$4.63	$1,000	$1,020.37	$4.44	0.89%
Class II	$1,000	$1,102.30	$5.99	$1,000	$1,019.13	$5.75	1.14%

*

Portfolio expenses are equal to the Portfolio’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181 days in the six-month period ended June 30, 2021, and divided by 365.

(1)

This section uses the Portfolio’s actual total return and actual Portfolio expenses. It is a guide to the actual expenses paid by the Portfolio in the period. The “Ending Account Value” shown is computed using the Portfolio’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)

This section uses a hypothetical five percent annual return and actual Portfolio expenses. It helps to compare the Portfolio’s ongoing costs with other mutual funds. A shareholder can compare the Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other Portfolios.

The above illustrations are based on ongoing costs only.

4	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	DELAWARE IVY VIP ASSET STRATEGY(a)

ALL DATA IS AS OF JUNE 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	60.3%
Information Technology	16.2%
Industrials	10.4%
Financials	9.2%
Health Care	7.2%
Consumer Discretionary	5.4%
Consumer Staples	4.7%
Communication Services	2.9%
Energy	2.7%
Utilities	0.9%
Materials	0.7%
Bullion (Gold)	4.8%
Purchased Options	0.2%
Bonds	33.4%
Corporate Debt Securities	23.9%
United States Government and Government Agency Obligations	8.5%
Other Government Securities	0.7%
Asset-Backed Securities	0.3%
Mortgage-Backed Securities	0.0%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	1.3%

Country Weightings

North America	57.8%
United States	49.1%
Other North America	3.9%
Bullion (Gold)	4.8%
Europe	25.2%
France	6.4%
Germany	5.2%
United Kingdom	3.9%
Other Europe	9.7%
Pacific Basin	12.2%
South America	1.9%
Bahamas/Caribbean	0.7%
Other	0.5%
Middle East	0.3%
Africa	0.1%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+ and Purchased Options	1.5%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Microsoft Corp.	United States	Information Technology	Systems Software
Alphabet, Inc., Class A	United States	Communication Services	Interactive Media & Services
Visa, Inc., Class A	United States	Information Technology	Data Processing & Outsourced Services
Intuit, Inc.	United States	Information Technology	Application Software
Amazon.com, Inc.	United States	Consumer Discretionary	Internet & Direct Marketing Retail
Ingersoll-Rand, Inc.	United States	Industrials	Industrial Machinery
Apple, Inc.	United States	Information Technology	Technology Hardware, Storage & Peripherals
Adobe, Inc.	United States	Information Technology	Application Software
Merck KGaA	Germany	Health Care	Pharmaceuticals
Reliance Industries Ltd.	India	Energy	Oil & Gas Refining & Marketing

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a) Effective July 1, 2021, the name of Ivy VIP Asset Strategy changed to Delaware Ivy VIP Asset Strategy.

2021	SEMIANNUAL REPORT	5

CONSOLIDATED SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP ASSET STRATEGY (in thousands)

JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares		Value
Communication Services

Integrated Telecommunication Services – 1.0%
Deutsche Telekom AG, Registered Shares (A)	376		$7,947

Interactive Media & Services – 1.9%
Alphabet, Inc., Class A (B)	6		14,153

Total Communication Services – 2.9%			22,100

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 1.1%
adidas AG (A)	23		8,478

Auto Parts & Equipment – 0.9%
Aptiv plc (B)	46		7,186

Automobile Manufacturers – 0.4%
Subaru Corp. (A)	149		2,934

General Merchandise Stores – 0.7%
Dollar Tree, Inc. (B)	58		5,773

Internet & Direct Marketing Retail – 1.5%
Amazon.com, Inc. (B)	3		11,315

Leisure Facilities – 0.0%
COTA Racing & Entertainment LLC, Class B (B)(C)(E)	—	*	—

Leisure Products – 0.0%
Media Group Holdings LLC, Series H (B)(C)(D)(E)	32		—	*
Media Group Holdings LLC, Series T (B)(C)(D)(E)	4		—

			—	*

Total Consumer Discretionary – 4.6%			35,686

Consumer Staples

Distillers & Vintners – 0.8%
Pernod Ricard S.A.(A)	27		6,033

Household Products – 0.8%
Procter & Gamble Co. (The)	47		6,387

Hypermarkets & Super Centers – 0.8%
Wal-Mart Stores, Inc.	44		6,217

Packaged Foods & Meats – 1.5%
China Mengniu Dairy Co. Ltd. (A)	863		5,220
Nestle S.A., Registered Shares (A)	47		5,858

			11,078

Personal Products – 0.8%
Unilever plc (A)	104		6,096

Total Consumer Staples – 4.7%			35,811

COMMON STOCKS (Continued)	Shares	Value
Energy

Oil & Gas Exploration & Production – 1.0%
Canadian Natural Resources Ltd.	206	$7,473

Oil & Gas Refining & Marketing – 1.7%
Phillips 66	40	3,406
Reliance Industries Ltd. (A)	338	9,594
Reliance Industries Ltd. (A)	23	462

		13,462

Total Energy – 2.7%		20,935
Financials

Diversified Banks – 1.5%
BNP Paribas S.A. (A)	122	7,660
UniCredit S.p.A. (A)	347	4,090

		11,750

Financial Exchanges & Data – 0.6%
Intercontinental Exchange, Inc.	38	4,517

Investment Banking & Brokerage – 1.1%
Morgan Stanley	87	7,959

Life & Health Insurance – 1.7%
AIA Group Ltd. (A)	580	7,215

Ping An Insurance (Group) Co. of China Ltd., H Shares (A)	680	6,659

		13,874

Mortgage REITs – 1.1%
AGNC Investment Corp.	480	8,102

Other Diversified Financial Services – 1.2%
ORIX Corp. (A)	540	9,109

Regional Banks – 1.1%
First Republic Bank	44	8,148

Thrifts & Mortgage Finance – 0.9%
Housing Development Finance Corp. Ltd. (A)	198	6,601

Total Financials – 9.2%		70,060
Health Care

Biotechnology – 1.1%
Genmab A.S. (A)(B)	15	6,268
Sarepta Therapeutics, Inc. (B)	33	2,548

		8,816

Health Care Equipment – 2.4%
Koninklijke Philips Electronics N.V., Ordinary Shares (A)(F)	121	6,018
Masimo Corp. (B)	19	4,668
Zimmer Holdings, Inc.	46	7,375

		18,061

COMMON STOCKS (Continued)	Shares	Value
Managed Health Care – 0.9%
Anthem, Inc.	18	$6,796

Pharmaceuticals – 2.8%
Eli Lilly and Co.	27	6,301
GlaxoSmithKline plc (A)	283	5,559
Merck KGaA (A)	50	9,627

		21,487

Total Health Care – 7.2%		55,160
Industrials

Aerospace & Defense – 1.9%
Airbus SE (A)	66	8,527
Raytheon Technologies Corp.	69	5,891

		14,418

Construction & Engineering – 1.6%
Larsen & Toubro Ltd. (A)	291	5,873
Vinci (A)	60	6,378

		12,251

Construction Machinery & Heavy Trucks – 0.4%
Caterpillar, Inc.	15	3,173

Electrical Components & Equipment – 1.0%
Schneider Electric S.A. (A)	49	7,727

Environmental & Facilities Services – 0.7%
Waste Management, Inc.	38	5,351

Industrial Machinery – 1.4%
Ingersoll-Rand, Inc. (B)	216	10,554

Railroads – 2.4%
Canadian Pacific Railway Ltd.	113	8,675
Union Pacific Corp.	44	9,569

		18,244

Trading Companies & Distributors – 1.0%
Ferguson plc (A)	58	8,035

Total Industrials – 10.4%		79,753
Information Technology

Application Software – 2.8%
Adobe, Inc. (B)	17	10,022
Intuit, Inc.	23	11,437

		21,459

Data Processing & Outsourced Services – 2.6%
Fiserv, Inc. (B)	79	8,425
Visa, Inc., Class A	49	11,466

		19,891

Electronic Components – 0.9%
Largan Precision Co. Ltd. (A)	61	6,762

Internet Services & Infrastructure – 0.5%
VeriSign, Inc. (B)	18	4,207

6	SEMIANNUAL REPORT	2021

CONSOLIDATED SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP ASSET STRATEGY (in thousands)

JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
IT Consulting & Other Services – 0.8%
Gartner, Inc., Class A (B)	26	$6,337

Semiconductor Equipment – 1.1%
ASML Holding N.V., Ordinary Shares (A)	12	8,268

Semiconductors – 1.2%
Marvell Technology Group Ltd. (B)	37	2,156
Taiwan Semiconductor Manufacturing Co. Ltd. (A)	315	6,736

		8,892

Systems Software – 2.7%
Microsoft Corp.	76	20,605

Technology Hardware, Storage & Peripherals – 3.6%
Apple, Inc.	76	10,420
Samsung Electronics Co. Ltd. (A)	134	9,585
Seagate Technology	79	6,916

		26,921

Total Information Technology – 16.2%		123,342
Materials

Diversified Metals & Mining – 0.3%
Teck Resources Ltd., Class B	107	2,465

Gold – 0.4%
Barrick Gold Corp.	156	3,218

Total Materials – 0.7%		5,683
Utilities

Multi-Utilities – 0.9%
E.ON AG (A)	622	7,199

Total Utilities – 0.9%		7,199

TOTAL COMMON STOCKS – 59.5%		$455,729
(Cost: $357,235)

PREFERRED STOCKS
Consumer Discretionary

Automobile Manufacturers – 0.8%
Volkswagen AG, 2.260% (A)	26	6,471

Total Consumer Discretionary – 0.8%		6,471

TOTAL PREFERRED STOCKS – 0.8%		$6,471
(Cost: $5,095)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
Micron Technology, Inc.,
Call $87.50, Expires 8-20-21	790	79	314
Pinterest, Inc., Class A,
Call $75.00, Expires 8-20-21	1,318	132	1,127

PURCHASED OPTIONS (Continued)	Number of Contracts (Unrounded)	Notional Amount	Value
Teck Resources Ltd., Class B,
Call $25.00, Expires 8-20-21, OTC (Ctrpty: Citibank N.A.)	1,655	165	$136
Thermo Fisher Scientific, Inc.,
Call $510.00, Expires 7-16-21	137	14	91
Volkswagen AG,
Call EUR240.00, Expires 9-17-21, OTC (Ctrpty: Morgan Stanley & Co., Inc.) (G)	260	26	87

TOTAL PURCHASED OPTIONS – 0.2%			$1,755
(Cost: $1,328)

ASSET-BACKED SECURITIES	Principal
British Airways Pass-Through Trust, Series 2020-1A,
4.250%, 11-15-32 (H)	$237	255
United Airlines Pass-Through Certificates, Series 2020-1B,
4.875%, 1-15-26	1,941	2,058

TOTAL ASSET-BACKED SECURITIES – 0.3%		$2,313
(Cost: $2,178)

CORPORATE DEBT SECURITIES
Communication Services

Cable & Satellite – 0.2%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal),
1.500%, 2-15-31	2,000	1,897

Integrated Telecommunication Services – 1.1%
AT&T, Inc.:
2.250%, 2-1-32	1,500	1,474
3.650%, 6-1-51	2,653	2,761
Verizon Communications, Inc.:
2.100%, 3-22-28	650	664
1.500%, 9-18-30	3,000	2,870

		7,769

Total Communication Services – 1.3%		9,666
Consumer Discretionary

Apparel Retail – 0.2%
Ross Stores, Inc.,
1.875%, 4-15-31	1,500	1,454

Apparel, Accessories & Luxury Goods – 0.4%
PVH Corp.,
4.625%, 7-10-25	2,000	2,234
VF Corp.,
2.800%, 4-23-27	500	534

		2,768

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Automobile Manufacturers – 0.4%
Nissan Motor Co. Ltd.:
4.345%, 9-17-27 (H)	$1,537	$1,691
4.810%, 9-17-30 (H)	1,098	1,241

		2,932

Automotive Retail – 0.2%
7-Eleven, Inc.,
1.300%, 2-10-28 (H)	2,000	1,933

Casinos & Gaming – 0.2%
Genting New York LLC and Genny Capital, Inc.,
3.300%, 2-15-26 (H)	1,250	1,264

General Merchandise Stores – 0.3%
Dollar General Corp.,
3.500%, 4-3-30	2,000	2,199

Hotels, Resorts & Cruise Lines – 0.3%
GENM Capital Labuan Ltd.,
3.882%, 4-19-31 (H)	2,000	1,997

Internet & Direct Marketing Retail – 1.2%
Alibaba Group Holding Ltd.,
2.125%, 2-9-31	2,000	1,968
Amazon.com, Inc.:
1.500%, 6-3-30	654	640
2.500%, 6-3-50	218	206
Expedia Group, Inc.,
3.800%, 2-15-28	1,000	1,088
Meituan:
2.125%, 10-28-25 (F)(H)	2,439	2,422
3.050%, 10-28-30 (F)(H)	732	725
Prosus N.V.,
3.832%, 2-8-51 (H)	2,500	2,336

		9,385

Leisure Facilities – 0.1%
Circuit of the Americas LLC, Series D, 0.000%, 10-2-23 (C)(E)(I)	3,642	637

Total Consumer Discretionary – 3.3%		24,569
Consumer Staples

Brewers – 0.2%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB):
3.500%, 6-1-30	860	957
4.500%, 6-1-50	432	527

		1,484

Drug Retail – 0.3%
CVS Health Corp.,
1.300%, 8-21-27 (F)	2,000	1,963

Food Retail – 0.4%
Alimentation Couche-Tard, Inc.,
2.950%, 1-25-30 (H)	3,000	3,118

2021	SEMIANNUAL REPORT	7

CONSOLIDATED SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP ASSET STRATEGY (in thousands)

JUNE 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Packaged Foods & Meats – 0.2%
BRF GmbH,
2.277%, 1-20-32 (H)	$2,000	$1,965

Tobacco – 0.4%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.),
3.700%, 2-4-51	3,000	2,851

Total Consumer Staples – 1.5%		11,381
Energy

Integrated Oil & Gas – 0.1%
Petronas Capital Ltd.,
3.500%, 4-21-30 (H)	432	474

Oil & Gas Exploration & Production – 0.5%
Harvest Operations Corp.,
1.000%, 4-26-24 (H)	1,000	1,001
Santos Finance Ltd.,
3.649%, 4-29-31 (H)	1,000	1,025
Saudi Arabian Oil Co.:
1.625%, 11-24-25 (H)	940	950
2.250%, 11-24-30 (H)	1,210	1,190

		4,166

Oil & Gas Refining & Marketing – 0.6%
Petroleos del Peru S.A.,
5.625%, 6-19-47	2,000	2,134
Valero Energy Corp.,
2.150%, 9-15-27	2,102	2,138

		4,272

Oil & Gas Storage & Transportation – 0.7%
Galaxy Pipeline Assets BidCo Ltd.:
2.160%, 3-31-34 (H)	2,000	1,969
2.625%, 3-31-36 (H)	1,500	1,475
Williams Partners L.P.,
5.100%, 9-15-45	1,500	1,873

		5,317

Total Energy – 1.9%		14,229
Financials

Asset Management & Custody Banks – 0.6%
Ares Capital Corp.,
2.150%, 7-15-26	2,000	1,991
Citadel Finance LLC,
3.375%, 3-9-26 (H)	2,500	2,509

		4,500

Diversified Banks – 6.9%
Australia and New Zealand Banking Group Ltd.,
2.570%, 11-25-35 (H)	1,881	1,830
Banco de Credito del Peru:
3.125%, 7-1-30(H)	1,938	1,930
3.250%, 9-30-31 (H)	2,000	1,985
Banco Santander S.A.:
5.375%, 4-17-25 (H)	702	798
1.849%, 3-25-26	2,000	2,022

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Banks (Continued)
BNP Paribas S.A.,
4.625%, 3-13-27 (H)	$3,610	$4,076
Credit Agricole S.A.:
1.907%, 6-16-26 (H)	2,657	2,710
8.125%, 3-23-69 (H)	2,000	2,437
DNB Bank ASA,
1.535%, 5-25-27 (H)	1,500	1,503
HSBC Holdings plc:
6.375%, 3-17-69	2,000	2,215
4.600%, 6-17-69	1,101	1,145
ING Groep N.V.,
6.875%, 12-29-49	2,681	2,792
Intesa Sanpaolo S.p.A.:
3.250%, 9-23-24	700	745
3.875%, 7-14-27 (F)	2,351	2,558
Societe Generale S.A.:
1.488%, 12-14-26 (H)	2,000	1,983
1.792%, 6-9-27 (H)	1,000	999
3.653%, 7-8-35 (H)	1,532	1,592
Standard Chartered plc,
4.300%, 2-19-27 (H)	3,000	3,289
Svenska Handelsbanken AB,
4.750%, 3-1-69	3,000	3,178
Swedbank AB,
5.625%, 3-17-69	2,000	2,169
UniCredit S.p.A.:
2.569%, 9-22-26 (H)	2,200	2,232
5.861%, 6-19-32 (H)	3,047	3,368
5.459%, 6-30-35 (H)	2,672	2,916
Wells Fargo & Co.,
3.900%, 3-15-69	1,500	1,554

		52,026

Diversified Capital Markets – 0.8%
Africa Finance Corp.,
2.875%, 4-28-28 (H)	1,000	1,006
Credit Suisse Group AG,
2.193%, 6-5-26 (H)	1,654	1,694
Deutsche Bank AG,
2.129%, 11-24-26	2,000	2,031
UBS Group AG,
2.095%, 2-11-32 (H)	1,500	1,471

		6,202

Investment Banking & Brokerage – 0.6%
Charles Schwab Corp. (The),
4.000%, 6-1-69	2,000	2,090
Macquarie Bank Ltd.,
3.624%, 6-3-30 (H)	436	462
Morgan Stanley,
1.928%, 4-28-32	2,500	2,432

		4,984

Life & Health Insurance – 0.3%
AIA Group Ltd.:
3.375%, 4-7-30 (H)	540	597
3.200%, 9-16-40 (H)	1,098	1,138

		1,735

Multi-Line Insurance – 0.2%
Athene Holding Ltd.,
6.150%, 4-3-30	1,287	1,629

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Other Diversified Financial Services – 0.3%
Citigroup, Inc.,
1.122%, 1-28-27	$2,500	$2,466

Specialized Finance – 0.6%
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust,
4.500%, 9-15-23	2,657	2,850
LSEGA Financing plc,
1.375%, 4-6-26 (H)	2,000	2,005

		4,855

Total Financials – 10.3%		78,397
Health Care

Pharmaceuticals – 0.5%
AbbVie, Inc.,
3.200%, 11-21-29	2,000	2,174
Fresenius Medical Care U.S. Finance III, Inc.,
1.875%, 12-1-26 (H)	1,500	1,501

		3,675

Total Health Care – 0.5%		3,675
Industrials

Aerospace & Defense – 0.5%
Boeing Co. (The):
4.875%, 5-1-25	1,083	1,214
5.150%, 5-1-30	1,083	1,283
5.805%, 5-1-50	644	869
Leidos, Inc. (GTD by Leidos Holdings, Inc.),
3.625%, 5-15-25	326	356

		3,722

Airlines – 0.3%
Southwest Airlines Co.,
5.250%, 5-4-25	2,042	2,331

Airport Services – 0.3%
Airport Authority Hong Kong,
1.625%, 2-4-31 (H)	2,000	1,945

Highways & Railtracks – 0.1%
Transurban Finance Co. Pty Ltd.,
2.450%, 3-16-31 (H)	611	616

Total Industrials – 1.2%		8,614
Information Technology

Data Processing & Outsourced Services – 0.3%
PayPal Holdings, Inc.,
2.300%, 6-1-30	2,000	2,072

Internet Services & Infrastructure – 0.3%
Baidu, Inc.,
1.720%, 4-9-26	1,970	1,990

8	SEMIANNUAL REPORT	2021

CONSOLIDATED SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP ASSET STRATEGY (in thousands)

JUNE 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Semiconductors – 0.3%
Broadcom, Inc.,
1.950%, 2-15-28 (H)	$1,500	$1,501
Taiwan Semiconductor Manufacturing Co. Ltd.,
1.375%, 9-28-30 (H)	1,318	1,246

		2,747

Systems Software – 0.1%
VMware, Inc.,
3.900%, 8-21-27	500	556

Technology Hardware, Storage & Peripherals – 0.3%
Apple, Inc.:
2.400%, 8-20-50	878	825
2.650%, 2-8-51	2,000	1,959

		2,784

Total Information Technology – 1.3%		10,149
Materials

Commodity Chemicals – 0.2%
Orbia Advance Corp. S.A.B. de C.V.,
1.875%, 5-11-26 (H)	1,600	1,623

Diversified Metals & Mining – 0.5%
Glencore Funding LLC:
1.625%, 9-1-25 (H)	659	667
2.500%, 9-1-30 (H)	1,537	1,535
Teck Resources Ltd.,
3.900%, 7-15-30 (F)	1,000	1,079

		3,281

Steel – 0.4%
CSN Resources S.A.,
7.625%, 2-13-23 (H)	2,960	3,080

Total Materials – 1.1%		7,984
Real Estate

Industrial REITs – 0.5%
Aircastle Ltd.,
5.250%, 8-11-25 (H)	1,466	1,648
Avolon Holdings Funding Ltd.,
2.750%, 2-21-28 (H)	2,500	2,475

		4,123

Total Real Estate – 0.5%		4,123
Utilities

Electric Utilities – 1.0%
Chile Electricity PEC S.p.A.,
0.000%, 1-25-28 (H)(I)	1,000	817
FEL Energy VI S.a.r.l.,
5.750%, 12-1-40 (H)	1,989	2,116
NRG Energy, Inc.:
2.000%, 12-2-25 (H)	1,100	1,116
2.450%, 12-2-27 (H)	110	111
Pacific Gas and Electric Co.,
3.000%, 6-15-28	1,154	1,161

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Electric Utilities (Continued)
Virginia Electric and Power Co., Series A,
2.450%, 12-15-50	$2,500	$2,309

		7,630

Total Utilities – 1.0%		7,630

TOTAL CORPORATE DEBT SECURITIES – 23.9%		$180,417
(Cost: $181,072)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.0%
Merrill Lynch Mortgage Investors Trust, Series 1998-C1, Class F,
6.250%, 11-15-26 (J)	185	188

TOTAL MORTGAGE-BACKED SECURITIES – 0.0%		$188
(Cost: $187)

OTHER GOVERNMENT SECURITIES (K)
Chile – 0.3%
Republic of Chile,
2.550%, 1-27-32	2,000	2,049

Colombia – 0.0%
Republic of Colombia,
3.125%, 4-15-31	327	321

Columbia – 0.2%
Republic of Colombia,
3.250%, 4-22-32	1,500	1,473

Mexico – 0.2%
United Mexican States,
5.000%, 4-27-51	1,500	1,707

TOTAL OTHER GOVERNMENT SECURITIES – 0.7%		$5,550
(Cost: $5,674)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 6.8%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
0.638%, 11-25-29 (L)	2,023	99
1.328%, 6-25-30 (L)	1,796	187
4.500%, 1-15-43 (L)	3,540	561
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 615 bps),
6.077%, 11-15-47 (J)(L)	1,785	297
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index),
3.536%, 12-25-49 (H)(J)	2,751	2,980

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index),
3.984%, 2-25-51 (H)(J)	$600	$661
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
1.500%, 11-1-50	1,884	1,848
2.500%, 1-1-51	2,180	2,259
Federal National Mortgage Association Agency REMIC/CMO:
4.500%, 10-25-40 (L)	1,772	261
4.500%, 5-25-47 (L)	1,539	240
5.000%, 3-25-49 (L)	1,245	201
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 562 bps),
5.529%, 6-25-45 (L)(M)	3,123	609
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 625 bps):
6.029%, 4-25-45 (L)(M)	1,550	358
6.009%, 4-25-46 (L)(M)	3,613	642
6.009%, 8-25-46 (L)(M)	3,752	673
6.159%, 6-25-48 (L)(M)	7,931	1,623
Federal National Mortgage Association Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index),
2.797%, 2-25-27 (M)	1,970	2,136
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.500%, 4-1-36	2,844	2,979
3.500%, 8-1-48	6,526	6,897
3.500%, 11-1-49	6,081	6,531
2.500%, 7-1-50	4,314	4,493
3.000%, 8-1-50	1,042	1,108
2.000%, 12-1-50	3,557	3,597
2.000%, 1-1-51	2,801	2,843
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
3.500%, 6-20-50	7,276	7,660

		51,743

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 6.8%		$51,743
(Cost: $52,246)

Treasury Obligations – 1.7%
U.S. Treasury Bonds:
0.875%, 11-15-30 (F)	2,100	1,997
2.750%, 8-15-47	3,710	4,221
1.625%, 11-15-50	5,000	4,492
U.S. Treasury Notes,
1.125%, 2-15-31 (F)	1,900	1,845

		12,555

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.7%		$12,555
(Cost: $12,372)

2021	SEMIANNUAL REPORT	9

CONSOLIDATED SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP ASSET STRATEGY (in thousands)

JUNE 30, 2021 (UNAUDITED)

BULLION – 4.8%	Troy Ounces	Value
Gold	21	$36,601

(Cost: $25,266)

SHORT-TERM SECURITIES	Shares
Money Market Funds (O) – 2.3%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 0.010% (N)	4,322	4,322
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.030%	13,169	13,169

		17,491

TOTAL SHORT-TERM SECURITIES – 2.3%		$17,491
(Cost: $17,491)

TOTAL INVESTMENT SECURITIES – 101.0%		$770,813
(Cost: $660,144)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.0)%		(7,731)

NET ASSETS – 100.0%		$763,082

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Restricted securities. At June 30, 2021, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares		Cost	Value
COTA Racing & Entertainment LLC, Class B	9-18-14	—	*	$—	$—
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	32		22,289	—	*
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	4		8,413	—

		Principal
Circuit of the Americas LLC, Series D, 0.000%, 10-2-23	9-11-14	$3,642		3,269	637

				$33,971	$637

The	total value of these securities represented 0.1% of net assets at June 30, 2021.

(D)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Portfolio and consolidated as described in Note 5 of the Notes to Financial Statements.

(E)	Securities whose value was determined using significant unobservable inputs.

(F)	All or a portion of securities with an aggregate value of $8,692 are on loan.

(G)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (EUR – Euro).

(H)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the total value of these securities amounted to $97,199 or 12.7% of net assets.

(I)	Zero coupon bond.

(J)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2021. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(K)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(L)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(M)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

(N)	Investment made with cash collateral received from securities on loan.

(O)	Rate shown is the annualized 7-day yield at June 30, 2021.

10	SEMIANNUAL REPORT	2021

CONSOLIDATED SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP ASSET STRATEGY (in thousands)

JUNE 30, 2021 (UNAUDITED)

The following written options were outstanding at June 30, 2021 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Micron Technology, Inc.	N/A	Call	790	79	August 2021	$105.00	$44	$(67)
Pinterest, Inc., Class A	N/A	Put	1,318	132	August 2021	60.00	662	(115)
	N/A	Call	1,318	132	August 2021	100.00	45	(170)
Teck Resources Ltd., Class B	Citibank N.A.	Put	1,655	166	August 2021	19.00	58	(45)
	Citibank N.A.	Call	1,655	165	August 2021	33.00	41	(22)
Thermo Fisher Scientific, Inc.	N/A	Put	84	8	July 2021	440.00	63	(5)
Volkswagen AG	Morgan Stanley & Co., Inc.	Put	260	26	September 2021	EUR180.00	168	(74)
	Morgan Stanley & Co., Inc.	Call	260	26	September 2021	300.00	68	(12)

							$1,149	$(510)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$455,729	$—	$—	*
Preferred Stocks	6,471	—	—
Purchased Options	1,532	223	—
Asset-Backed Securities	—	2,313	—
Corporate Debt Securities	—	179,780	637
Mortgage-Backed Securities		188	—
Other Government Securities	—	5,550	—
United States Government Agency Obligations	—	51,743	—
United States Government Obligations	—	12,555	—
Bullion	36,601	—	—
Short-Term Securities	17,491	—	—
Total	$517,824	$252,352	$637
Liabilities
Written Options	$357	$153	$—

During the period ended June 30, 2021, there were no transfers in or out of Level 3.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

Country Diversification

(as a % of net assets)
United States	49.1%
France	6.4%
Germany	5.2%
United Kingdom	3.9%
Canada	3.4%
India	3.0%
Netherlands	2.6%
Switzerland	2.3%

Country Diversification (Continued)

China	2.1%
Italy	2.0%
Japan	2.0%
Taiwan	1.8%
Hong Kong	1.3%
South Korea	1.2%
Other Countries	7.4%
Other+	6.3%

+Includes gold bullion, options, liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	11

PORTFOLIO HIGHLIGHTS	DELAWARE IVY VIP BALANCED(a)

ALL DATA IS AS OF JUNE 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	66.9%
Information Technology	13.3%
Financials	10.7%
Health Care	10.4%
Consumer Discretionary	8.8%
Industrials	6.3%
Communication Services	5.8%
Consumer Staples	5.2%
Energy	4.3%
Materials	1.2%
Utilities	0.9%
Bonds	32.7%
United States Government and Government Agency Obligations	20.2%
Corporate Debt Securities	12.5%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.4%

Top 10 Equity Holdings

Company	Sector	Industry
Microsoft Corp.	Information Technology	Systems Software
Constellation Brands, Inc.	Consumer Staples	Distillers & Vintners
Micron Technology, Inc.	Information Technology	Semiconductors
Zimmer Holdings, Inc.	Health Care	Health Care Equipment
Facebook, Inc., Class A	Communication Services	Interactive Media & Services
Autodesk, Inc.	Information Technology	Application Software
Anthem, Inc.	Health Care	Managed Health Care
Alphabet, Inc., Class A	Communication Services	Interactive Media & Services
Philip Morris International, Inc.	Consumer Staples	Tobacco
Alphabet, Inc., Class C	Communication Services	Interactive Media & Services

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)Effective July 1, 2021, the name of Ivy VIP Balanced changed to Delaware Ivy VIP Balanced.

12	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP BALANCED (in thousands)

JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Interactive Home Entertainment – 0.6%
Electronic Arts, Inc.	16	$2,345

Interactive Media & Services – 5.2%
Alphabet, Inc., Class A (A)	3	6,134
Alphabet, Inc., Class C (A)	2	6,103
Facebook, Inc., Class A (A)	19	6,495

		18,732

Total Communication Services – 5.8%		21,077
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 2.1%
Carter’s, Inc.	34	3,508
V.F. Corp.	49	3,987

		7,495

Automotive Retail – 0.8%
O’Reilly Automotive, Inc. (A)	5	3,088

Casinos & Gaming – 1.2%
Las Vegas Sands, Inc. (A)	80	4,203

Home Improvement Retail – 1.0%
Lowe’s Co., Inc.	18	3,514

Hotels, Resorts & Cruise Lines – 0.9%
Hilton Worldwide Holdings, Inc. (A)	28	3,330

Internet & Direct Marketing Retail – 1.3%
Amazon.com, Inc. (A)	1	4,569

Restaurants – 0.7%
Darden Restaurants, Inc.	16	2,391

Specialty Stores – 0.8%
Tractor Supply Co.	15	2,792

Total Consumer Discretionary – 8.8%		31,382

Consumer Staples

Distillers & Vintners – 1.9%
Constellation Brands, Inc.	29	6,729

Packaged Foods & Meats – 0.8%
Mondelez International, Inc., Class A	44	2,773

Soft Drinks – 0.8%
Coca-Cola Co. (The)	56	3,038

Tobacco – 1.7%
Philip Morris International, Inc.	62	6,132

Total Consumer Staples – 5.2%		18,672
Energy

Integrated Oil & Gas – 0.4%
Chevron Corp.	14	1,414

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Exploration & Production – 2.3%
Canadian Natural Resources Ltd.	135	$4,901
Hess Corp.	42	3,656

		8,557

Oil & Gas Storage & Transportation – 0.7%
Enterprise Products Partners L.P.	97	2,340

Total Energy – 3.4%		12,311
Financials

Consumer Finance – 1.0%
American Express Co.	21	3,541

Financial Exchanges & Data – 1.1%
Intercontinental Exchange, Inc.	32	3,791

Insurance Brokers – 1.0%
Aon plc	15	3,691

Investment Banking & Brokerage – 2.9%
Goldman Sachs Group, Inc. (The)	12	4,721
Morgan Stanley	62	5,703

		10,424

Multi-Sector Holdings – 1.6%
Berkshire Hathaway, Inc., Class B(A)	20	5,576

Other Diversified Financial Services – 1.7%
JPMorgan Chase & Co.	38	5,931

Regional Banks – 1.4%
PNC Financial Services Group, Inc. (The)	27	5,173

Total Financials – 10.7%		38,127
Health Care

Health Care Equipment – 1.8%
Zimmer Holdings, Inc.	41	6,552

Health Care Technology – 1.4%
Cerner Corp.	64	4,999

Managed Health Care – 2.8%
Anthem, Inc.	16	6,137
UnitedHealth Group, Inc.	10	3,814

		9,951

Pharmaceuticals – 4.3%
Elanco Animal Health, Inc.(A)	72	2,489
Eli Lilly and Co.	23	5,303
Jazz Pharmaceuticals plc(A)	24	4,334
Merck & Co., Inc.	42	3,245

		15,371

Total Health Care – 10.3%		36,873
Industrials

Aerospace & Defense – 0.9%
Raytheon Technologies Corp.	37	3,116

COMMON STOCKS (Continued)	Shares	Value
Electrical Components & Equipment – 0.9%
Emerson Electric Co.	34	$3,303

Industrial Machinery – 1.9%
Ingersoll-Rand, Inc. (A)	72	3,492
Snap-on, Inc.	15	3,371

		6,863

Railroads – 1.2%
Union Pacific Corp.	19	4,200

Research & Consulting Services – 1.4%
IHS Markit Ltd.	43	4,895

Total Industrials – 6.3%		22,377
Information Technology

Application Software – 1.8%
Autodesk, Inc. (A)	22	6,353

Communications Equipment – 1.5%
Cisco Systems, Inc.	40	2,123
Motorola Solutions, Inc.	16	3,394

		5,517

Data Processing & Outsourced Services – 0.8%
Fiserv, Inc. (A)	25	2,659

IT Consulting & Other Services – 1.2%
Cognizant Technology Solutions Corp., Class A	60	4,173

Semiconductors – 3.3%
Infineon Technologies AG ADR	128	5,147
Micron Technology, Inc.(A)	79	6,726

		11,873

Systems Software – 3.7%
Microsoft Corp.	49	13,291

Technology Hardware, Storage & Peripherals – 1.0%
Apple, Inc.	26	3,617

Total Information Technology – 13.3%		47,483
Materials

Metal & Glass Containers – 0.3%
Crown Holdings, Inc.	11	1,082

Specialty Chemicals – 0.9%
Sherwin-Williams Co. (The)	11	3,088

Total Materials – 1.2%		4,170
Utilities

Multi-Utilities – 0.9%
Dominion Energy, Inc.	46	3,372

Total Utilities – 0.9%		3,372

TOTAL COMMON STOCKS – 65.9%		$235,844
(Cost: $161,177)

2021	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP BALANCED (in thousands)

JUNE 30, 2021 (UNAUDITED)

PREFERRED STOCKS	Shares	Value
Energy

Oil & Gas Exploration & Production – 0.9%
Targa Resources Corp., 9.500% (A)(B)	3	$3,248

Total Energy – 0.9%		3,248
Health Care

Pharmaceuticals – 0.1%
Elanco Animal Health, Inc., 5.000%	8	429

Total Health Care – 0.1%		429

TOTAL PREFERRED STOCKS – 1.0%		$3,677
(Cost: $3,625)

CORPORATE DEBT SECURITIES	Principal
Communication Services

Alternative Carriers – 0.0%
Bell Canada (GTD by BCE, Inc.), 4.300%, 7-29-49	$120	145

Cable & Satellite – 0.4%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp., 3.850%, 4-1-61	225	221
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal), 4.250%, 10-15-30	450	530
Comcast Corp. (GTD by Comcast Cable Communications LLC and NBCUniversal Media LLC), 3.450%, 2-1-50	675	730

		1,481

Integrated Telecommunication Services – 0.5%
AT&T, Inc., 3.500%, 9-15-53 (C)	500	503
Sprint Corp., 7.875%, 9-15-23	315	359
Verizon Communications, Inc., 2.550%, 3-21-31	750	767

		1,629

Movies & Entertainment – 0.3%
Walt Disney Co. (The), 2.750%, 9-1-49	1,000	989

Publishing – 0.1%
Thomson Reuters Corp., 3.350%, 5-15-26	425	463

Wireless Telecommunication Service – 0.2%
T-Mobile USA, Inc., 3.875%, 4-15-30	575	645

Total Communication Services – 1.5%		5,352

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.1%
PVH Corp., 4.625%, 7-10-25	$350	$391

Footwear – 0.1%
NIKE, Inc., 2.850%, 3-27-30	235	256

Home Improvement Retail – 0.2%
Home Depot, Inc. (The), 3.350%, 4-15-50	700	775

Homebuilding – 0.1%
NVR, Inc., 3.000%, 5-15-30	400	425

Internet & Direct Marketing Retail – 0.0%
Expedia Group, Inc., 6.250%, 5-1-25 (C)	159	185

Total Consumer Discretionary – 0.5%		2,032
Consumer Staples

Agricultural Products – 0.1%
Archer Daniels Midland Co., 3.250%, 3-27-30	300	333

Brewers – 0.0%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB), 4.700%, 2-1-36	150	184

Drug Retail – 0.1%
CVS Health Corp., 5.050%, 3-25-48	180	234

Food Retail – 0.1%
Alimentation Couche-Tard, Inc., 2.950%, 1-25-30 (C)	350	364

Hypermarkets & Super Centers – 0.6%
Walmart, Inc., 4.050%, 6-29-48	1,800	2,264

Packaged Foods & Meats – 0.3%
Hormel Foods Corp., 3.050%, 6-3-51	350	364

Nestle Holdings, Inc., 4.000%, 9-24-48 (C)	555	680

		1,044

Soft Drinks – 0.2%
Coca-Cola Co. (The), 2.250%, 1-5-32	600	615

Total Consumer Staples – 1.4%		5,038
Energy

Oil & Gas Drilling – 0.9%
Nabors Industries Ltd., Convertible, 0.750%, 1-15-24	3,600	3,220

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Energy

Oil & Gas Exploration & Production – 0.2%
EQT Corp., 7.875%, 2-1-25(D)	$500	$584

Total Energy – 1.1%		3,804
Financials

Asset Management & Custody Banks – 0.4%
Apollo Management Holdings L.P., 2.650%, 6-5-30 (C)	425	436
KKR Group Finance Co. VIII LLC (GTD by KKR & Co., Inc. and KKR Group Partnership L.P.), 3.500%, 8-25-50 (C)	350	367
National Securities Clearing Corp., 1.500%, 4-23-25 (C)	350	357
Owl Rock Capital Corp., 4.250%, 1-15-26	375	406

		1,566

Consumer Finance – 0.1%
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.450%, 4-10-22	250	255
3.700%, 5-9-23	150	157

		412

Diversified Banks – 0.3%
Bank of America Corp., 2.884%, 10-22-30	400	422
U.S. Bancorp, 3.100%, 4-27-26	400	435
Wells Fargo & Co., 2.572%, 2-11-31	290	300

		1,157

Investment Banking & Brokerage – 0.3%
Goldman Sachs Group, Inc. (The), 1.992%, 1-27-32	720	700
Morgan Stanley, 2.699%, 1-22-31	180	189

		889

Life & Health Insurance – 0.3%
Northwestern Mutual Life Insurance Co. (The), 3.850%, 9-30-47 (C)	1,000	1,150

Multi-Line Insurance – 0.2%
Aon Corp. (GTD by Aon plc), 2.800%, 5-15-30	525	552

Other Diversified Financial Services – 0.6%
Citigroup, Inc., 6.250%, 12-29-49	750	878
JPMorgan Chase & Co., 5.000%, 2-1-69	371	392
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 332 bps), 3.522%, 1-1-68 (E)	750	753
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 347 bps), 3.656%, 4-29-49 (E)	194	195
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 380 bps), 3.976%, 11-1-68 (E)	250	250

		2,468

14	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP BALANCED (in thousands)

JUNE 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financials

Specialized Finance – 0.3%
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 6.500%, 7-15-25	$250	$294
LSEGA Financing plc, 2.500%, 4-6-31 (C)	900	923

		1,217

Total Financials – 2.5%		9,411
Health Care

Biotechnology – 0.2%
Amgen, Inc., 3.375%, 2-21-50	700	740

Health Care Supplies – 0.1%
Dentsply Sirona, Inc., 3.250%, 6-1-30	365	391

Managed Health Care – 0.1%
UnitedHealth Group, Inc., 2.000%, 5-15-30	525	530

Pharmaceuticals – 0.6%
Johnson & Johnson, 3.400%, 1-15-38	1,000	1,139
Merck & Co., Inc., 2.450%, 6-24-50	250	236
Zoetis, Inc., 2.000%, 5-15-30	600	598

		1,973

Total Health Care – 1.0%		3,634
Industrials

Aerospace & Defense – 0.6%
Boeing Co. (The), 3.750%, 2-1-50	525	543
L3Harris Technologies, Inc., 4.400%, 6-15-28	1,000	1,162
Raytheon Technologies Corp.:
2.250%, 7-1-30	300	305
3.125%, 7-1-50	175	180

		2,190

Environmental & Facilities Services – 0.4%
Republic Services, Inc.:
2.300%, 3-1-30	72	73
1.450%, 2-15-31	490	460
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 3.150%, 11-15-27	1,000	1,095

		1,628

Railroads – 0.1%
Kansas City Southern, 2.875%, 11-15-29	350	369

Research & Consulting Services – 0.1%
CoStar Group, Inc., 2.800%, 7-15-30 (C)	350	356

Total Industrials – 1.2%		4,543

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Information Technology

Application Software – 0.6%
Autodesk, Inc., 2.850%, 1-15-30	$500	$528
Infor, Inc., 1.750%, 7-15-25 (C)	125	128
Nuance Communications, Inc., 5.625%, 12-15-26	1,000	1,045
salesforce.com, Inc.:
1.950%, 7-15-31	175	175
2.700%, 7-15-41	175	176
2.900%, 7-15-51	175	178

		2,230

Data Processing & Outsourced Services – 0.2%
PayPal Holdings, Inc., 2.300%, 6-1-30	350	362
Visa, Inc., 2.700%, 4-15-40	440	456

		818

Semiconductors – 0.5%
Broadcom, Inc., 3.419%, 4-15-33 (C)	300	315
Intel Corp., 3.250%, 11-15-49	300	320
TSMC Global Ltd., 1.750%, 4-23-28 (C)	600	601
Xilinx, Inc., 2.375%, 6-1-30	525	534

		1,770

Systems Software – 0.3%
Fortinet, Inc., 2.200%, 3-15-31	350	350
Microsoft Corp., 3.450%, 8-8-36	365	423
ServiceNow, Inc., 1.400%, 9-1-30	555	521

		1,294

Technology Hardware, Storage & Peripherals – 0.1%
Apple, Inc., 2.950%, 9-11-49	500	518

Total Information Technology – 1.7%		6,630
Materials

Construction Materials – 0.1%
Hillman Group, Inc. (The), 6.375%, 7-15-22 (C)	417	418

Specialty Chemicals – 0.3%
Ecolab, Inc., 3.250%, 12-1-27	1,000	1,109

Total Materials – 0.4%		1,527

Real Estate

Specialized REITs – 0.2%
EPR Properties, 4.950%, 4-15-28	535	578

Total Real Estate – 0.2%		578

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Utilities

Electric Utilities – 0.7%
Alabama Power Co., 3.125%, 7-15-51	$375	$386
Commonwealth Edison Co., 2.200%, 3-1-30	350	356
Duke Energy Corp., 3.150%, 8-15-27	500	540
Duke Energy Indiana LLC, 3.750%, 5-15-46	120	135
Duke Energy Ohio, Inc., 4.300%, 2-1-49	115	142
Entergy Corp., 2.800%, 6-15-30	235	245
Florida Power & Light Co., 3.150%, 10-1-49	425	463
Oncor Electric Delivery Co. LLC, 2.750%, 5-15-30	450	479

		2,746

Multi-Utilities – 0.2%
Dominion Energy, Inc., 3.600%, 3-15-27	450	499

Water Utilities – 0.1%
American Water Capital Corp., 3.750%, 9-1-47	375	424

Total Utilities – 1.0%		3,669

TOTAL CORPORATE DEBT SECURITIES – 12.5%		$46,218
(Cost: $44,432)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.7%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 3.000%, 6-15-45	501	523
Federal National Mortgage Association Agency REMIC/CMO:
3.500%, 6-25-29	397	423
3.000%, 10-25-46	545	578
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.500%, 10-1-28	44	49
6.500%, 2-1-29	17	19
7.500%, 4-1-31	15	17
7.000%, 7-1-31	27	32
7.000%, 9-1-31	46	53
6.500%, 2-1-32	109	128
7.000%, 2-1-32	60	70
7.000%, 3-1-32	27	32
7.000%, 7-1-32	50	58
5.500%, 5-1-33	21	24
5.500%, 6-1-33	23	26
4.500%, 11-1-43	312	349

2021	SEMIANNUAL REPORT	15

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP BALANCED (in thousands)

JUNE 30, 2021 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 1997-1, Class 3A, 8.293%, 12-15-26	$18	$20

		2,401

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.7%		$2,401
(Cost: $2,313)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 19.5%
U.S. Treasury Bonds:
0.875%, 11-15-30(F)	1,400	1,331
3.500%, 2-15-39	3,000	3,754
1.125%, 5-15-40	300	259
1.375%, 11-15-40	385	346
1.875%, 2-15-41	1,360	1,332
3.750%, 8-15-41	150	195
U.S. Treasury Notes:
2.000%, 2-15-23	4,000	4,118
0.125%, 3-31-23	5,100	5,093
2.750%, 11-15-23	1,600	1,692
0.125%, 12-15-23	4,205	4,184

UNITED STATES GOVERNMENT OBLIGATIONS (Continued)	Principal	Value
Treasury Obligations (Continued)
0.125%, 1-15-24	$3,873	$3,850
0.125%, 2-15-24	575	571
0.375%, 4-15-24	4,885	4,880
1.750%, 6-30-24	1,400	1,454
2.250%, 10-31-24	3,635	3,842
1.500%, 11-30-24	1,700	1,754
1.375%, 1-31-25	185	190
1.125%, 2-28-25	640	652
2.875%, 4-30-25	500	542
2.875%, 5-31-25	8,795	9,550
0.375%, 12-31-25	2,305	2,262
2.625%, 12-31-25	800	865
0.375%, 1-31-26	2,440	2,391
1.625%, 9-30-26	1,915	1,985
1.500%, 1-31-27	545	560
0.625%, 3-31-27	8,670	8,484
0.750%, 1-31-28	345	336
2.750%, 2-15-28	250	276
1.250%, 3-31-28	235	236
2.875%, 8-15-28	737	820
1.500%, 2-15-30	2,095	2,116
1.125%, 2-15-31(F)	510	495

		70,415

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 19.5%		$70,415
(Cost: $69,871)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (G) – 0.4%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.030%	1,566	$1,566

TOTAL SHORT-TERM SECURITIES – 0.4%		$1,566
(Cost: $1,566)

TOTAL INVESTMENT SECURITIES – 100.0%		$360,121
(Cost: $282,984)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(119)

NET ASSETS – 100.0%		$360,002

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted security. At June 30, 2021, the Portfolio owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Value
Targa Resources Corp., 9.500%	3-2-20	3	$3,225	$3,248

The total value of this security represented 0.9% of net assets at June 30, 2021.

(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the total value of these securities amounted to $6,783 or 1.9% of net assets.

(D)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2021.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	All or a portion of securities with an aggregate value of $1,808 are on loan.

(G)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$235,844	$—	$—
Preferred Stocks	429	3,248	—
Corporate Debt Securities	—	46,218	—
United States Government Agency Obligations	—	2,401	—
United States Government Obligations	—	70,415	—
Short-Term Securities	1,566	—	—
Total	$237,839	$122,282	$—

16	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP BALANCED (in thousands)

JUNE 30, 2021 (UNAUDITED)

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REMIC = Real Estate Mortgage Investment Conduit

REIT = Real Estate Investment Trusts

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	17

PORTFOLIO HIGHLIGHTS	DELAWARE IVY VIP ENERGY(a)

ALL DATA IS AS OF JUNE 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	97.5%
Energy	85.2%
Information Technology	9.1%
Industrials	2.5%
Utilities	0.7%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.5%

Country Weightings

North America	95.1%
United States	91.2%
Canada	3.9%
Europe	2.4%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.5%

Top 10 Equity Holdings

Company	Country	Sector	Industry
ConocoPhillips	United States	Energy	Oil & Gas Exploration & Production
Pioneer Natural Resources Co.	United States	Energy	Oil & Gas Exploration & Production
Marathon Petroleum Corp.	United States	Energy	Oil & Gas Refining & Marketing
Exxon Mobil Corp.	United States	Energy	Oil & Gas Exploration & Production
ChampionX Corp.	United States	Energy	Oil & Gas Equipment & Services
Cactus, Inc., Class A	United States	Energy	Oil & Gas Equipment & Services
Hess Corp.	United States	Energy	Oil & Gas Exploration & Production
Valero Energy Corp.	United States	Energy	Oil & Gas Refining & Marketing
Devon Energy Corp.	United States	Energy	Oil & Gas Exploration & Production
Phillips 66	United States	Energy	Oil & Gas Refining & Marketing

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a) Effective July 1, 2021, the name of Ivy VIP Energy changed to Delaware Ivy VIP Energy.

18	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP ENERGY (in thousands)

JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy

Integrated Oil & Gas – 4.8%
Chevron Corp.	15	$1,606
Suncor Energy, Inc.	52	1,236
TotalEnergies SE ADR	10	471

		3,313

Oil & Gas Drilling – 3.0%
Helmerich & Payne, Inc.	27	894
Transocean, Inc. (A)	271	1,225

		2,119

Oil & Gas Equipment & Services – 23.6%
Baker Hughes, Inc.	87	1,992
Cactus, Inc., Class A	80	2,950
ChampionX Corp. (A)	118	3,037
Dril-Quip, Inc. (A)	34	1,161
Halliburton Co.	87	2,011
Liberty Oilfield Services, Inc., Class A (A)	125	1,771
NOV, Inc. (A)	68	1,038
Schlumberger Ltd.	76	2,425

		16,385

Oil & Gas Exploration & Production – 38.9%
Apache Corp.(A)	38	828
Canadian Natural Resources Ltd.	41	1,493
Chesapeake Energy Corp.	11	553
ConocoPhillips	68	4,124
Continental Resources, Inc.	36	1,366
Devon Energy Corp.	90	2,626
Diamondback Energy, Inc.	24	2,283
EOG Resources, Inc.	24	1,986
Exxon Mobil Corp.	53	3,314
Hess Corp.	34	2,949
Marathon Oil Corp.	73	992
Pioneer Natural Resources Co.	24	3,910
Viper Energy Partners L.P.	33	622

		27,046

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Refining & Marketing – 12.6%
Marathon Petroleum Corp.	57	$3,454
Phillips 66	30	2,545
Valero Energy Corp.	35	2,741

		8,740

Oil & Gas Storage & Transportation – 2.3%
Enterprise Products Partners L.P.	50	1,211
MPLX L.P.	13	381

		1,592

Total Energy – 85.2%		59,195

Industrials

Electrical Components & Equipment – 1.3%
Plug Power, Inc. (A)	27	912

Heavy Electrical Equipment – 1.2%
Bloom Energy Corp., Class A(A)	31	833

Total Industrials – 2.5%		1,745

Information Technology

Application Software – 2.2%
Aspen Technology, Inc. (A)	11	1,502

Data Processing & Outsourced Services – 2.9%
Wright Express Corp. (A)	10	1,991

Semiconductor Equipment – 2.8%
Enphase Energy, Inc. (A)	11	1,974

Semiconductors – 1.2%
First Solar, Inc. (A)	9	843

Total Information Technology – 9.1%		6,310

COMMON STOCKS (Continued)	Shares	Value
Utilities

Electric Utilities – 0.7%
NextEra Energy, Inc.	7	$509

Total Utilities – 0.7%		509

TOTAL COMMON STOCKS – 97.5%		$67,759
(Cost: $63,457)

SHORT-TERM SECURITIES
Money Market Funds (B) – 2.6%
State Street Institutional U.S. Government Money Market Fund –Premier Class, 0.030%	1,822	1,822

TOTAL SHORT-TERM SECURITIES – 2.6%		$1,822
(Cost: $1,822)

TOTAL INVESTMENT SECURITIES – 100.1%		$69,581
(Cost: $65,279)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(57)

NET ASSETS – 100.0%		$69,524

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$67,759	$—	$—
Short-Term Securities	1,822	—	—
Total	$69,581	$—	$—

2021	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP ENERGY (in thousands)

JUNE 30, 2021 (UNAUDITED)

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Country Diversification

(as a % of net assets)
United States	91.2%
Canada	3.9%
Switzerland	1.7%
Other Countries	0.7%
Other+	2.5%

+ Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

20	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	DELAWARE IVY VIP GROWTH(a)

ALL DATA IS AS OF JUNE 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	99.7%
Information Technology	48.0%
Consumer Discretionary	13.8%
Communication Services	13.7%
Health Care	11.8%
Industrials	6.8%
Financials	3.3%
Consumer Staples	2.3%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.3%

Top 10 Equity Holdings

Company	Sector	Industry
Microsoft Corp.	Information Technology	Systems Software
Apple, Inc.	Information Technology	Technology Hardware, Storage & Peripherals
Amazon.com, Inc.	Consumer Discretionary	Internet & Direct Marketing Retail
Alphabet, Inc., Class A	Communication Services	Interactive Media & Services
Visa, Inc., Class A	Information Technology	Data Processing & Outsourced Services
Facebook, Inc., Class A	Communication Services	Interactive Media & Services
Motorola Solutions, Inc.	Information Technology	Communications Equipment
NVIDIA Corp.	Information Technology	Semiconductors
Intuit, Inc.	Information Technology	Application Software
PayPal, Inc.	Information Technology	Data Processing & Outsourced Services

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)Effective July 1, 2021, the name of Ivy VIP Growth changed to Delaware Ivy VIP Growth.

2021	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP GROWTH (in thousands)

JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Interactive Home Entertainment – 2.5%
Electronic Arts, Inc.	184	$26,522

Interactive Media & Services – 11.2%
Alphabet, Inc., Class A (A)	23	56,862
Alphabet, Inc., Class C (A)	4	9,444
Facebook, Inc., Class A (A)	116	40,450
Pinterest, Inc., Class A (A)	125	9,900

		116,656

Total Communication Services – 13.7%		143,178
Consumer Discretionary

Automobile Manufacturers – 1.7%
Ferrari N.V.	85	17,457

Automotive Retail – 0.7%
O’Reilly Automotive, Inc. (A)	13	7,558

Footwear – 1.2%
NIKE, Inc., Class B	79	12,240

Home Improvement Retail – 1.7%
Home Depot, Inc. (The)	54	17,340

Hotels, Resorts & Cruise Lines – 1.2%
Booking Holdings, Inc. (A)	6	12,905

Internet & Direct Marketing Retail – 7.3%
Amazon.com, Inc. (A)	22	76,754

Total Consumer Discretionary – 13.8%		144,254
Consumer Staples

Personal Products – 0.5%
Estee Lauder Co., Inc. (The), Class A	16	5,105

Soft Drinks – 1.8%
Coca-Cola Co. (The)	356	19,248

Total Consumer Staples – 2.3%		24,353
Financials

Financial Exchanges & Data – 3.3%
Intercontinental Exchange, Inc.	122	14,442
S&P Global, Inc.	48	19,906

		34,348

Total Financials – 3.3%		34,348
Health Care

Health Care Equipment – 2.8%
Danaher Corp.	47	12,628
DexCom, Inc. (A)	8	3,487
Intuitive Surgical, Inc. (A)	15	13,605

		29,720

COMMON STOCKS (Continued)	Shares	Value
Health Care Supplies – 2.1%
Cooper Cos., Inc. (The)	56	$22,032

Health Care Technology – 2.5%
Cerner Corp.	340	26,562

Managed Health Care – 3.0%
UnitedHealth Group, Inc.	77	31,008

Pharmaceuticals – 1.4%
Zoetis, Inc.	76	14,114

Total Health Care – 11.8%		123,436
Industrials

Industrial Machinery – 1.9%
Stanley Black & Decker, Inc.	96	19,580

Railroads – 0.9%
Union Pacific Corp.	45	9,823

Research & Consulting Services – 2.5%
TransUnion	132	14,447
Verisk Analytics, Inc., Class A	65	11,283

		25,730

Trucking – 1.5%
J.B. Hunt Transport Services, Inc.	96	15,633

Total Industrials – 6.8%		70,766
Information Technology

Application Software – 8.2%
Adobe, Inc. (A)	53	31,283
Intuit, Inc.	72	35,338
salesforce.com, Inc. (A)	77	18,863

		85,484

Communications Equipment – 3.6%
Motorola Solutions, Inc.	173	37,511

Data Processing & Outsourced Services – 9.5%
Broadridge Financial Solutions, Inc.	113	18,318
PayPal, Inc. (A)	108	31,604
Visa, Inc., Class A	209	48,938

		98,860

Internet Services & Infrastructure – 2.5%
VeriSign, Inc. (A)	115	26,295

IT Consulting & Other Services – 2.2%
Gartner, Inc., Class A (A)	96	23,353

Semiconductors – 3.5%
NVIDIA Corp.	46	36,577

Systems Software – 10.7%
Microsoft Corp.	413	111,804

COMMON STOCKS (Continued)	Shares	Value
Technology Hardware, Storage & Peripherals – 7.8%
Apple, Inc.	595	$81,442

Total Information Technology – 48.0%		501,326

TOTAL COMMON STOCKS – 99.7%		$1,041,661
(Cost: $584,056)

SHORT-TERM SECURITIES
Money Market Funds (B) – 0.4%
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.030%	3,667	3,667

TOTAL SHORT-TERM SECURITIES – 0.4%		$3,667
(Cost: $3,667)

TOTAL INVESTMENT SECURITIES – 100.1%		$1,045,328
(Cost: $587,723)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(840)

NET ASSETS – 100.0%		$1,044,488

22	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP GROWTH (in thousands)

JUNE 30, 2021 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,041,661	$—	$—
Short-Term Securities	3,667	—	—
Total	$1,045,328	$—	$—

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	23

PORTFOLIO HIGHLIGHTS	DELAWARE IVY VIP HIGH INCOME(a)

ALL DATA IS AS OF JUNE 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	9.0%
Financials	4.0%
Consumer Discretionary	2.5%
Energy	1.6%
Communication Services	0.9%
Consumer Staples	0.0%
Industrials	0.0%
Warrants	0.0%
Bonds	82.3%
Corporate Debt Securities	56.2%
Loans	26.1%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	8.7%

Quality Weightings

Investment Grade	0.8%
BBB	0.8%
Non-Investment Grade	81.5%
BB	4.7%
B	42.7%
CCC	31.9%
Below CCC	0.8%
Non-rated	1.4%
Liabilities (Net of Cash and Other Assets), Cash Equivalents+ and Equities	17.7%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)Effective July 1, 2021, the name of Ivy VIP High Income changed to Delaware Ivy VIP High Income.

24	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP HIGH INCOME (in thousands)

JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares		Value
Communication Services

Integrated Telecommunication Services – 0.9%
Frontier Communications Corp. (A)	325		$8,573

Total Communication Services – 0.9%			8,573
Consumer Discretionary

Apparel Retail – 0.1%
True Religion Apparel, Inc. (A)(B)(C)	–	*	295

Casinos & Gaming – 1.7%
New Cotai Participation Corp., Class B (A)(C)(D)	3,073		9,743
Studio City International Holdings Ltd. ADR (A)	343		3,953
Studio City International Holdings Ltd. ADR (A)(D)	141		1,628

			15,324

Education Services – 0.7%
Laureate Education, Inc., Class A (A)	443		6,422

Total Consumer Discretionary – 2.5%			22,041
Consumer Staples

Agricultural Products – 0.0%
Pinnacle Agriculture Enterprises LLC (A)(B)(C)(D)	12		–	*

Food Distributors – 0.0%
ASG Warrant Corp. (A)(B)(C)(D)	1		–

Total Consumer Staples – 0.0%			–	*
Energy

Coal & Consumable Fuels – 0.3%
Foresight Energy L.P. (A)(C)(D)	186		3,120
Westmoreland Coal Co. (A)(B)	29		86

			3,206

Oil & Gas Drilling – 0.2%
KCA Deutag UK Finance plc (A)(B)(C)	27		2,187
Vantage Drilling Co., Units (A)	–	*	2

			2,189

Oil & Gas Equipment & Services – 0.0%
Larchmont Resources LLC (A)(B)(D)(E)	1		1
McDermott International, Inc. (A)	619		303

			304

Oil & Gas Exploration & Production – 0.2%
EP Energy Corp. (A)(B)(D)	21		2,089
Sabine Oil & Gas Corp. (A)(B)(D)	–	*	1

			2,090

Total Energy – 0.7%			7,789

COMMON STOCKS (Continued)	Shares		Value
Financials

Specialized Finance – 0.2%
Landcadia Holdings III, Inc., Class A(A)(F)	126		$1,563

Total Financials – 0.2%			1,563
Industrials

Air Freight & Logistics – 0.0%
BIS Industries Ltd. (B)(C)(D)	1,605		–	*

Total Industrials – 0.0%			–	*

TOTAL COMMON STOCKS – 4.3%			$39,966
(Cost: $63,109)

Registered Investment Companies – 3.8%
Invesco Senior Loan ETF	424		9,395
iShares iBoxx $ High Yield Corporate Bond ETF(F)	290		25,532

			34,927

TOTAL INVESTMENT FUNDS – 3.8%			$34,927
(Cost: $33,375)

PREFERRED STOCKS
Consumer Discretionary

Apparel Retail – 0.0%
True Religion Apparel, Inc. (A)(B)	–	*	119

Total Consumer Discretionary – 0.0%			119
Energy

Oil & Gas Exploration & Production – 0.9%
Targa Resources Corp., 9.500% (A)(D)	8		8,136

Total Energy – 0.9%			8,136

TOTAL PREFERRED STOCKS – 0.9%			$8,255
(Cost: $8,808)

WARRANTS
Oil & Gas Exploration & Production – 0.0%
California Resources Corp., expires 10-27-24 (G)	8		59

TOTAL WARRANTS – 0.0%			$59
(Cost: $674)

CORPORATE DEBT SECURITIES	Principal
Communication Services

Advertising – 0.7%
Advantage Sales & Marketing, Inc., 6.500%, 11-15-28 (H)	$5,940		6,273

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Broadcasting – 1.2%
Clear Channel International B.V.,
6.625%, 8-1-25 (H)	$572	$603
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8-15-27 (H)	5,583	5,738
7.750%, 4-15-28 (H)	2,016	2,115
7.500%, 6-1-29 (H)	2,657	2,754

		11,210

Cable & Satellite – 5.5%
Altice France Holding S.A.:
10.500%, 5-15-27 (H)	4,453	4,954
6.000%, 2-15-28 (H)	10,750	10,720
Altice France S.A.,
5.125%, 7-15-29 (H)	2,375	2,389
CSC Holdings LLC:
5.750%, 1-15-30 (H)	1,372	1,427
5.000%, 11-15-31 (H)	2,381	2,395
DISH DBS Corp.:
7.750%, 7-1-26	2,868	3,252
7.375%, 7-1-28	751	809
5.125%, 6-1-29 (H)	3,322	3,284
LCPR Senior Secured Financing Designated Activity Co.,
5.125%, 7-15-29 (H)	913	947
Ligado Networks LLC (15.500% Cash or 15.500% PIK),
15.500%, 11-1-23 (H)(I)	7,651	7,361
Ligado Networks LLC (17.500% Cash or 17.500% PIK),
17.500%, 5-1-24 (H)(I)	551	411
Telesat Canada and Telesat LLC,
5.625%, 12-6-26 (H)	6,406	6,438
VTR Comunicaciones S.p.A.,
4.375%, 4-15-29 (H)	3,166	3,170
VTR Finance B.V.,
6.375%, 7-15-28 (H)	2,826	3,006

		50,563

Integrated Telecommunication Services – 5.0%
Cablevision Lightpath LLC,
5.625%, 9-15-28 (H)	1,225	1,250
Consolidated Communications, Inc.:
5.000%, 10-1-28 (H)	1,129	1,147
6.500%, 10-1-28 (H)	2,423	2,611
Frontier Communications Corp.:
5.875%, 10-15-27 (H)	3,913	4,197
6.750%, 5-1-29 (H)	3,287	3,501
5.875%, 11-1-29	1,011	1,031
Northwest Fiber LLC,
10.750%, 6-1-28 (H)	1,327	1,499
Northwest Fiber LLC and Nortwest Fiber Finance Sub, Inc.,
6.000%, 2-15-28 (H)	1,703	1,709
West Corp.,
8.500%, 10-15-25 (H)	19,709	19,290
Windstream Escrow LLC,
7.750%, 8-15-28 (H)	9,205	9,493

		45,728

Interactive Media & Services – 0.3%
Cars.com, Inc.,
6.375%, 11-1-28 (H)	2,355	2,515

2021	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP HIGH INCOME (in thousands)

JUNE 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Publishing – 0.5%
MDC Partners, Inc.,
7.500%, 5-1-24 (H)(J)	$4,106	$4,162

Wireless Telecommunication Service – 3.8%
Digicel Group Ltd.,
8.750%, 5-25-24 (H)	1,651	1,725
Digicel Group Ltd. (5.000% Cash and 3.000% PIK),
8.000%, 4-1-25 (H)(I)	1,312	1,105
Digicel Group Ltd. (7.000% Cash or 7.000% PIK),
7.000%, 10-1-68 (H)(I)	562	437
Digicel International Finance Ltd.:
8.750%, 5-25-24 (H)	11,226	11,733
8.000%, 12-31-26 (H)	1,474	1,448
Digicel International Finance Ltd. (6.000% Cash and 7.000% PIK),
13.000%, 12-31-25 (H)(I)	741	746
Digicel International Finance Ltd. (8.000% Cash and 2.000% PIK or 10.000% PIK),
10.000%, 4-1-24 (I)	7,510	7,255
Digicel Ltd.,
6.750%, 3-1-23 (H)	10,833	10,359

		34,808

Total Communication Services – 17.0%		155,259
Consumer Discretionary

Automotive Retail – 1.3%
Asbury Automotive Group, Inc.:
4.500%, 3-1-28	2,577	2,653
4.750%, 3-1-30	4,451	4,659
Ken Garff Automotive LLC,
4.875%, 9-15-28 (H)	781	800
Lithia Motors, Inc.:
3.875%, 6-1-29 (H)	1,666	1,729
4.375%, 1-15-31 (H)	1,271	1,363
Sonic Automotive, Inc.,
6.125%, 3-15-27	1,225	1,283

		12,487

Casinos & Gaming – 0.9%
Boyd Gaming Corp.,
4.750%, 12-1-27	705	730
Everi Holdings, Inc.,
5.000%, 7-15-29 (H)	1,625	1,625
Golden Nugget, Inc.,
6.750%, 10-15-24 (H)	5,640	5,705
Midwest Gaming Borrower LLC,
4.875%, 5-1-29 (H)	480	481

		8,541

Department Stores – 0.8%
Nordstrom, Inc.:
4.375%, 4-1-30 (F)	2,253	2,351
5.000%, 1-15-44	4,642	4,634

		6,985

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Education Services – 1.0%
Adtalem Global Education, Inc.,
5.500%, 3-1-28 (H)	$9,502	$9,669

Homefurnishing Retail – 0.1%
Ambience Merger Sub, Inc.:
4.875%, 7-15-28 (H)	488	491
7.125%, 7-15-29 (H)	864	875

		1,366

Hotels, Resorts & Cruise Lines – 1.8%
Boyne USA, Inc.,
4.750%, 5-15-29 (H)	801	829
Carnival Corp.:
11.500%, 4-1-23 (H)	1,818	2,048
10.500%, 2-1-26 (H)	394	459
7.625%, 3-1-26 (H)	793	863
9.875%, 8-1-27 (H)	1,550	1,812
NCL Corp. Ltd.:
12.250%, 5-15-24 (H)	2,960	3,578
10.250%, 2-1-26 (H)	1,865	2,173
5.875%, 3-15-26 (H)	784	823
POWDR Corp.,
6.000%, 8-1-25 (H)	767	808
Royal Caribbean Cruises Ltd.,
5.500%, 4-1-28 (H)	3,167	3,321

		16,714

Internet & Direct Marketing Retail – 1.0%
Arches Buyer, Inc.:
4.250%, 6-1-28 (H)	4,746	4,699
6.125%, 12-1-28 (H)	3,964	4,091

		8,790

Leisure Facilities – 0.6%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC,
5.375%, 4-15-27	1,430	1,475
Legends Hospitality Holding Co. LLC,
5.000%, 2-1-26 (H)	479	500
Live Nation Entertainment, Inc.,
4.750%, 10-15-27 (H)	2,724	2,826

		4,801

Leisure Products – 0.7%
MajorDrive Holdings IV LLC,
6.375%, 6-1-29 (H)	6,800	6,791

Specialized Consumer Services – 1.1%
Nielsen Finance LLC and Nielsen Finance Co.:
5.625%, 10-1-28 (H)	2,343	2,478
5.875%, 10-1-30 (H)	1,926	2,101
StoneMor, Inc.,
8.500%, 5-15-29 (H)	5,085	5,148

		9,727

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialty Stores – 6.5%
Academy Ltd.,
6.000%, 11-15-27 (H)	$3,955	$4,241
Bed Bath & Beyond, Inc.,
5.165%, 8-1-44	1,594	1,483
Magic MergerCo, Inc.:
5.250%, 5-1-28 (H)	2,801	2,877
7.875%, 5-1-29 (H)	6,793	7,014
Party City Holdings, Inc.,
8.750%, 2-15-26 (H)	6,272	6,703
Party City Holdings, Inc. (5.000% Cash and 5.000% PIK),
10.000%, 8-15-26 (H)(I)	221	222
Party City Holdings, Inc. (6-Month U.S. LIBOR plus 500 bps),
5.750%, 7-15-25 (H)(K)	389	370
PetSmart, Inc. and PetSmart Finance Corp.:
4.750%, 2-15-28 (H)	3,959	4,117
7.750%, 2-15-29 (H)	3,094	3,415
Staples, Inc.:
7.500%, 4-15-26 (H)	20,079	20,822
10.750%, 4-15-27 (H)	8,805	8,977

		60,241

Total Consumer Discretionary – 15.8%		146,112
Consumer Staples

Packaged Foods & Meats – 0.9%
Pilgrim’s Pride Corp.,
4.250%, 4-15-31 (H)	4,759	4,938
Post Holdings, Inc.,
4.500%, 9-15-31 (H)	1,618	1,617
Simmons Foods, Inc.,
4.625%, 3-1-29 (H)	1,590	1,606

		8,161

Total Consumer Staples – 0.9%		8,161
Energy

Oil & Gas Drilling – 0.3%
KCA Deutag UK Finance plc:
9.875%, 12-1-25	1,654	1,830
Offshore Drilling Holding S.A.,
8.375%, 9-20-20 (H)(J)(L)	8,682	868

		2,698

Oil & Gas Equipment & Services – 0.1%
Nine Energy Service, Inc.,
8.750%, 11-1-23 (H)	1,917	980

Oil & Gas Exploration & Production – 3.2%
Antero Resources Corp.,
5.375%, 3-1-30 (H)	666	681
Ascent Resources Utica Holdings LLC and ARU Finance Corp.:
7.000%, 11-1-26 (H)	1,898	1,992
8.250%, 12-31-28 (H)	157	173
5.875%, 6-30-29 (H)	809	810
California Resources Corp.,
7.125%, 2-1-26 (H)	481	507

26	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP HIGH INCOME (in thousands)

JUNE 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Exploration & Production (Continued)
Chesapeake Escrow Issuer LLC:
5.500%, 2-1-26 (H)	$1,603	$1,695
5.875%, 2-1-29 (H)	1,202	1,303
Colgate Energy Partners III LLC,
5.875%, 7-1-29(H)	646	671
Crownrock L.P.,
5.625%, 10-15-25 (H)	5,764	5,982
CrownRock L.P. and CrownRock Finance, Inc.,
5.000%, 5-1-29 (H)	792	833
Endeavor Energy Resources L.P.,
5.500%, 1-30-26 (H)	2,349	2,448
Laredo Petroleum, Inc.:
9.500%, 1-15-25	4,315	4,552
10.125%, 1-15-28 (F)	2,876	3,167
Murphy Oil Corp.,
6.375%, 7-15-28	643	679
Range Resources Corp.,
8.250%, 1-15-29 (H)	158	178
Vine Energy Holdings LLC,
6.750%, 4-15-29	3,165	3,335

		29,006

Oil & Gas Refining & Marketing – 1.6%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	1,081	1,070
9.000%, 4-1-25 (H)	317	346
Comstock Resources, Inc.:
6.750%, 3-1-29 (H)	3,716	3,963
5.875%, 1-15-30 (H)	1,937	1,978
CVR Energy, Inc.,
5.250%, 2-15-25 (H)	1,531	1,535
PBF Holding Co. LLC,
9.250%, 5-15-25 (H)	5,632	5,681

		14,573

Oil & Gas Storage & Transportation – 0.3%
Crestwood Midstream Partners L.P.:
5.750%, 4-1-25	801	825
6.000%, 2-1-29 (H)	320	336
Rattler Midstream L.P.,
5.625%, 7-15-25 (H)	1,528	1,608

		2,769

Total Energy – 5.5%		50,026
Financials

Insurance Brokers – 2.9%
Ardonagh Midco 2 plc,
11.500%, 1-15-27 (H)	6,679	7,345
NFP Corp.,
6.875%, 8-15-28 (H)	18,324	19,345

		26,690

Investment Banking & Brokerage – 0.5%
INTL FCStone, Inc.,
8.625%, 6-15-25 (H)	3,835	4,108

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Property & Casualty Insurance – 0.5%
Highlands Holdings Bond Issuer Ltd. and Highlands Holdings Bond Co-Issuer, Inc. (7.625% Cash or 8.375% PIK),
7.625%, 10-15-25 (H)(I)	$3,896	$4,133

Specialized Finance – 1.7%
BCPE Cycle Merger Sub II, Inc.,
10.625%, 7-15-27 (H)	8,340	8,777
Compass Group Diversified Holdings LLC,
5.250%, 4-15-29 (H)	6,378	6,641

		15,418

Thrifts & Mortgage Finance – 0.7%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.375%, 6-15-25 (H)	6,187	6,290

Total Financials – 6.3%		56,639
Health Care

Health Care Facilities – 0.3%
Providence Service Corp. (The),
5.875%, 11-15-25 (H)	2,361	2,532

Health Care Services – 0.0%
Heartland Dental LLC,
8.500%, 5-1-26 (H)	509	532

Pharmaceuticals – 0.8%
P&L Development LLC and PLD Finance Corp.,
7.750%, 11-15-25 (H)	3,977	4,191
Par Pharmaceutical, Inc.,
7.500%, 4-1-27 (H)	2,936	3,005

		7,196

Total Health Care – 1.1%		10,260
Industrials

Aerospace & Defense – 3.8%
TransDigm UK Holdings plc,
6.875%, 5-15-26	2,821	2,985
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
7.500%, 3-15-27	2,709	2,885
5.500%, 11-15-27	7,030	7,338
4.625%, 1-15-29 (H)	1,597	1,602
Wolverine Escrow LLC:
8.500%, 11-15-24 (H)	8,660	8,417
9.000%, 11-15-26 (H)	11,270	11,030
13.125%, 11-15-27 (H)	858	729

		34,986

Building Products – 0.3%
CP Atlas Buyer, Inc.,
7.000%, 12-1-28 (H)	1,146	1,191
Park River Holdings, Inc.,
5.625%, 2-1-29 (H)	1,715	1,671

		2,862

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Support Services – 1.3%
Ahern Rentals, Inc.,
7.375%, 5-15-23 (H)	$4,904	$4,445
Deluxe Corp.,
8.000%, 6-1-29 (H)	2,083	2,266
Nesco Holdings II, Inc.,
5.500%, 4-15-29 (H)	4,712	4,924

		11,635

Security & Alarm Services – 0.2%
Prime Security Services Borrower LLC and Prime Finance, Inc.,
6.250%, 1-15-28 (H)	2,158	2,298

Total Industrials – 5.6%		51,781
Information Technology

Application Software – 1.0%
J2 Global, Inc.,
4.625%, 10-15-30 (H)	939	973
Kronos Acquisition Holdings, Inc. and KIK Custom Products, Inc.:
5.000%, 12-31-26 (H)	2,411	2,451
7.000%, 12-31-27 (H)	5,974	5,996

		9,420

IT Consulting & Other Services – 0.1%
Sabre GLBL, Inc. (GTD by Sabre Holdings Corp.):
9.250%, 4-15-25 (H)	756	901
7.375%, 9-1-25 (H)	313	340

		1,241

Technology Hardware, Storage & Peripherals – 1.8%
Brightstar Escrow Corp.,
9.750%, 10-15-25 (H)	2,165	2,339
NCR Corp.:
5.750%, 9-1-27 (H)	772	819
5.000%, 10-1-28 (H)	2,287	2,368
5.125%, 4-15-29 (H)	8,677	8,959
6.125%, 9-1-29 (H)	983	1,073
5.250%, 10-1-30 (H)	782	812

		16,370

Total Information Technology – 2.9%		27,031
Materials

Commodity Chemicals – 0.8%
LSF9 Atlantis Holdings LLC and Victra Finance Corp.,
7.750%, 2-15-26 (H)	4,013	4,167
Nova Chemicals Corp.,
4.250%, 5-15-29 (H)	1,591	1,609
NOVA Chemicals Corp.,
5.250%, 6-1-27 (H)	1,655	1,786

		7,562

Metal & Glass Containers – 0.3%
ARD Finance S.A. (6.500% Cash or 7.250% PIK),
6.500%, 6-30-27 (H)(I)	2,463	2,591

Total Materials – 1.1%		10,153

2021	SEMIANNUAL REPORT	27

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP HIGH INCOME (in thousands)

JUNE 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Real Estate

Specialized REITs – 0.0%
Uniti Group L.P., Uniti Group Finance 2019, Inc. and CSL Capital LLC (GTD by Uniti Group, Inc.),
4.750%, 4-15-28 (H)	$394	$394

Total Real Estate – 0.0%		394

TOTAL CORPORATE DEBT SECURITIES – 56.2%		$515,816
(Cost: $501,799)

LOANS (K)
Communication Services

Advertising – 0.8%
Advantage Sales & Marketing, Inc.:
0.000%, 10-28-27 (M)	295	298
6.000%, 10-28-27	14	14
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 525 bps),
6.000%, 10-28-27	7,577	7,665

		7,977

Broadcasting – 0.7%
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps),
3.686%, 8-21-26	6,498	6,353

Integrated Telecommunication Services – 1.9%
West Corp. (3-Month ICE LIBOR plus 400 bps),
5.000%, 10-10-24	14,667	14,375
West Corp. (ICE LIBOR plus 400 bps),
5.000%, 10-10-24	1,684	1,651
Windstream Services LLC (ICE LIBOR plus 625 bps),
7.250%, 9-21-27	1,275	1,280

		17,306

Wireless Telecommunication Service – 0.8%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps),
3.430%, 5-27-24	7,826	7,533

Total Communication Services – 4.2%		39,169
Consumer Discretionary

Apparel Retail – 0.5%
Torrid LLC,
6.250%, 6-14-28 (C)	5,003	4,990

Automotive Retail – 0.1%
Midas Intermediate Holdco II LLC (ICE LIBOR plus 675 bps),
7.500%, 12-22-25	625	612

LOANS (K) (Continued)	Principal	Value
Casinos & Gaming – 0.1%
New Cotai LLC (14.000% Cash or 14.000% PIK),
14.000%, 9-10-25 (I)	$893	$911

Homefurnishing Retail – 0.4%
Ambience Merger Sub, Inc.,
0.000%, 6-25-28 (M)	3,251	3,254

Internet & Direct Marketing Retail – 0.4%
CNT Holdings I Corp. (ICE LIBOR plus 375 bps),
4.500%, 11-8-27	1,940	1,944
CNT Holdings I Corp. (ICE LIBOR plus 675 bps),
7.500%, 11-6-28 (C)	2,060	2,096

		4,040

Leisure Facilities – 0.5%
United PF Holdings LLC (ICE LIBOR plus 400 bps),
4.203%, 12-30-26	4,220	4,129
United PF Holdings LLC (ICE LIBOR plus 850 bps),
9.500%, 11-12-26 (C)	936	943

		5,072

Leisure Products – 0.6%
MajorDrive Holdings IV LLC,
4.500%, 6-1-28	5,513	5,528

Specialty Stores – 3.0%
Bass Pro Group LLC (ICE LIBOR plus 425 bps),
5.000%, 3-5-28	674	678
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps),
6.000%, 10-16-23	8,582	8,583
Michaels Cos., Inc. (The) (1-Month ICE LIBOR plus 425 bps),
5.000%, 4-15-28	3,166	3,183
PetSmart, Inc. (ICE LIBOR plus 375 bps),
4.500%, 2-12-28	7,210	7,224
Staples, Inc. (ICE LIBOR plus 500 bps),
5.176%, 4-12-26	5,969	5,833
Woof Holdings LLC (1-Month ICE LIBOR plus 725 bps),
8.000%, 12-21-28	544	553
Woof Holdings LLC (ICE LIBOR plus 375 bps),
4.500%, 12-21-27	878	879

		26,933

Textiles – 0.5%
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps),
4.343%, 6-15-25	4,155	4,166

Total Consumer Discretionary – 6.1%		55,506

LOANS (K) (Continued)	Principal	Value
Energy

Coal & Consumable Fuels – 0.3%
Foresight Energy LLC (ICE LIBOR plus 800 bps),
9.500%, 6-29-27	$1,552	$1,552
Westmoreland Coal Co. (ICE LIBOR plus 650 bps),
9.250%, 3-15-22 (C)	198	191
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK),
15.000%, 3-15-29 (C)(I)	2,254	485

		2,228

Oil & Gas Equipment & Services – 0.1%
Larchmont Resources LLC (9.000% Cash or 9.000% PIK),
9.000%, 8-9-21 (C)(E)(I)	778	311
McDermott Technology Americas, Inc. (10.925% Cash or 10.925% PIK),
1.093%, 6-30-25 (I)	1,428	657

		968

Oil & Gas Exploration & Production – 0.1%
Ascent Resources Utica Holdings LLC (1-Month ICE LIBOR plus 900 bps),
10.000%, 11-1-25	740	820

Oil & Gas Storage & Transportation – 0.5%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps),
5.140%, 3-1-26	5,955	4,697

Total Energy – 1.0%		8,713
Financials

Asset Management & Custody Banks – 0.7%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps),
6.845%, 7-20-26	6,487	6,534

Insurance Brokers – 0.8%
Navacord Corp.:
5.000%, 3-16-28 (C)(N)	CAD1,162	945
0.000%, 3-16-29 (C)(M)(N)	260	210
Navacord Corp. (1-Month CDOR plus 425 bps),
5.000%, 3-16-28 (C)(N)	5,116	4,158
Navacord Corp. (1-Month CDOR plus 750 bps),
8.000%, 3-16-29 (C)(N)	2,586	2,091

		7,404

Property & Casualty Insurance – 0.9%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps),
4.604%, 2-28-25	$8,716	8,716

28	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP HIGH INCOME (in thousands)

JUNE 30, 2021 (UNAUDITED)

LOANS (K) (Continued)	Principal	Value
Specialized Finance – 0.5%
Gulf Finance LLC (ICE LIBOR plus 525 bps),
6.250%, 8-25-23	$5,986	$5,102
Lealand Finance Co. B.V.,
0.000%, 6-30-24 (C)(M)	23	15
Lealand Finance Co. B.V. (ICE LIBOR plus 300 bps),
3.113%, 6-30-24 (C)	72	47

		5,164

Total Financials — 2.9%		27,818
Health Care

Health Care Facilities – 0.3%
Surgery Center Holdings, Inc.,
4.500%, 8-31-26	3,237	3,255

Health Care Services – 2.0%
Heartland Dental LLC (ICE LIBOR plus 375 bps),
3.604%, 4-30-25	7,148	7,077
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps),
5.125%, 7-26-26	10,774	10,835

		17,912

Total Health Care — 2.3%		21,167
Industrials

Building Products – 0.5%
CP Atlas Buyer, Inc. (ICE LIBOR plus 375 bps),
4.250%, 11-23-27	4,440	4,434

Construction & Engineering – 0.2%
WaterBridge Midstream Operating LLC (3-Month ICE LIBOR plus 575 bps),
6.750%, 6-21-26	1,998	1,921

Industrial Conglomerates – 1.7%
PAE Holding Corp. (ICE LIBOR plus 450 bps),
5.250%, 10-19-27	15,484	15,529

Industrial Machinery – 1.3%
Form Technologies LLC (ICE LIBOR plus 475 bps),
5.750%, 7-22-25 (C)	12,064	12,109

Research & Consulting Services – 0.2%
Ankura Consulting Group LLC (ICE LIBOR plus 450 bps),
5.250%, 3-17-28 (C)	1,575	1,581

Total Industrials — 3.9%		35,574

LOANS (K) (Continued)	Principal	Value
Information Technology

Application Software – 0.5%
Applied Systems, Inc. (ICE LIBOR plus 550 bps),
6.250%, 9-19-25	$4,178	$4,248

Communications Equipment – 1.1%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps),
4.586%, 11-30-25	9,129	8,414
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps),
8.836%, 11-30-26	2,920	1,719

		10,133

Data Processing & Outsourced Services – 1.7%
CommerceHub, Inc. (1-Month ICE LIBOR plus 475 bps),
7.750%, 12-2-28 (C)	3,112	3,166
CommerceHub, Inc. (ICE LIBOR plus 400 bps),
4.750%, 12-2-27 (C)	2,928	2,939
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 300 bps),
8.250%, 5-1-25	4,758	4,731
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps),
4.000%, 5-1-24	5,244	5,123

		15,959

Internet Services & Infrastructure – 0.5%
Informatica LLC,
7.125%, 2-25-25	4,147	4,251

IT Consulting & Other Services – 1.1%
Gainwell Acquisition Corp. (ICE LIBOR plus 400 bps),
4.750%, 10-1-27	7,658	7,692
Ivanti Software, Inc. (1-Month ICE LIBOR plus 400 bps),
4.750%, 12-1-27	746	744
Ivanti Software, Inc. (1-Month U.S. LIBOR plus 475 bps),
5.750%, 12-1-27	1,865	1,870

		10,306

Total Information Technology — 4.9%		44,897
Materials

Construction Materials – 0.7%
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps),
4.104%, 5-31-25	5,921	5,917

LOANS (K) (Continued)	Principal	Value
Specialty Chemicals – 0.1%
NIC Acquisition Corp. (1-Month ICE LIBOR plus 375 bps),
4.500%, 12-29-27	$790	$790
NIC Acquisition Corp. (1-Month ICE LIBOR plus 775 bps),
8.500%, 12-29-28	504	508

		1,298

Total Materials – 0.8%		7,215

TOTAL LOANS – 26.1%		$240,059
(Cost: $241,790)

SHORT-TERM SECURITIES	Shares
Money Market Funds (P) – 10.3%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 0.010% (O)	25,742	25,742
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.030%	68,405	68,405

		94,147

TOTAL SHORT-TERM SECURITIES – 10.3%		$94,147
(Cost: $94,147)

TOTAL INVESTMENT SECURITIES – 101.6%		$933,229
(Cost: $943,702)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.6)%		(14,992)

NET ASSETS – 100.0%		$918,237

2021	SEMIANNUAL REPORT	29

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP HIGH INCOME (in thousands)

JUNE 30, 2021 (UNAUDITED)

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities whose value was determined using significant unobservable inputs.

(D)	Restricted securities. At June 30, 2021, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares		Cost	Value
ASG Warrant Corp.	6-14-18	1		$72	$–	*
BIS Industries Ltd.	12-22-17	1,605		151	–	*
EP Energy Corp.	10-1-20	21		410	2,089
Foresight Energy L.P.	6-30-20 -9-8-20	186		3,639	3,120
Larchmont Resources LLC	12-8-16	1		340	1
New Cotai Participation Corp., Class B	9-29-20	3,073		28,520	9,743
Pinnacle Agriculture Enterprises LLC	7-17-20	12		2,083	–	*
Sabine Oil & Gas Corp.	12-7-16	–	*	11	1
Studio City International Holdings Ltd. ADR	8-5-20	141		2,200	1,628
Targa Resources Corp., 9.500%	10-24-17	8		8,416	8,136

				$45,842	$24,718

The	total value of these securities represented 2.7% of net assets at June 30, 2021.

(E)	Deemed to be an affiliate due to the Portfolio owning at least 5% of the voting securities.

(F)	All or a portion of securities with an aggregate value of $30,363 are on loan.

(G)

Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(H)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the total value of these securities amounted to $455,884 or 49.6% of net assets.

(I)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(J)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2021.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

(L)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(M)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(N)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD—Canadian Dollar).

(O)	Investment made with cash collateral received from securities on loan.

(P)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following forward foreign currency contracts were outstanding at June 30, 2021:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollar	8,973	U.S. Dollar	7,412	9-24-21	Morgan Stanley International	$174	$—

30	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP HIGH INCOME (in thousands)

JUNE 30, 2021 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$8,573	$—	$—
Consumer Discretionary	12,003	—	10,038
Consumer Staples	—	—	—	*
Energy	303	4,366	3,120
Financials	1,563	—	—
Industrials	—	—	—	*
Total Common Stocks	$22,442	$4,366	$13,158
Investment Funds	34,927	—	—
Preferred Stocks	—	8,255	—
Warrants	59	—	—
Corporate Debt Securities	—	515,816	—
Loans	—	203,782	36,277
Short-Term Securities	94,147	—	—
Total	$151,575	$732,219	$49,435
Forward Foreign Currency Contracts	$—	$174	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Loans
Beginning Balance 1-1-21	$14,325	$17,036
Net realized gain (loss)	(753)	9
Net change in unrealized appreciation (depreciation)	311	2,401
Purchases	—	34,677
Sales	—	(24,117)
Amortization/Accretion of premium/discount	—	(78)
Transfers into Level 3 during the period	1,039	6,349
Transfers out of Level 3 during the period	(1,142)	—
Ending Balance 6-30-21	$13,158	$36,277
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-21	$(1,064)	$241

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-21	Valuation Technique(s)	Unobservable Input(s)	Input value(s)
Assets

Common Stocks	$295	Market comparable approach	Adjusted EBITDA multiple	3.26x and 7.52x
	3,120	Market comparable approach	Illiquidity discount	30.00%
	9,743	Market comparable approach	Financials	N/A
			Premium	20.00%

Loans	36,277	Third-party valuation service	Broker quotes	N/A

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment In Kind

REIT = Real Estate Investment Trusts

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	31

PORTFOLIO HIGHLIGHTS	DELAWARE IVY VIP INTERNATIONAL CORE EQUITY(a)

ALL DATA IS AS OF JUNE 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	98.4%
Consumer Discretionary	16.8%
Industrials	15.0%
Financials	14.0%
Health Care	13.4%
Consumer Staples	11.4%
Information Technology	8.6%
Energy	7.4%
Materials	6.0%
Communication Services	3.9%
Utilities	1.4%
Real Estate	0.5%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	1.6%

Country Weightings

Europe	59.2%
France	14.6%
United Kingdom	14.3%
Germany	14.1%
Netherlands	4.7%
Other Europe	11.5%
Pacific Basin	26.3%
Japan	15.3%
South Korea	4.2%
Other Pacific Basin	6.8%
North America	9.7%
Canada	6.4%
Other North America	3.3%
South America	2.6%
Other	0.6%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	1.6%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Merck KGaA	Germany	Health Care	Pharmaceuticals
Airbus SE	France	Industrials	Aerospace & Defense
Banco Bilbao Vizcaya Argentaria S.A.	Spain	Financials	Diversified Banks
GlaxoSmithKline plc	United Kingdom	Health Care	Pharmaceuticals
Canada Goose Holdings, Inc.	Canada	Consumer Discretionary	Apparel, Accessories & Luxury Goods
Carrefour S.A.	France	Consumer Staples	Hypermarkets & Super Centers
Seven & i Holdings Co. Ltd.	Japan	Consumer Staples	Food Retail
Samsung Electronics Co. Ltd.	South Korea	Information Technology	Technology Hardware, Storage & Peripherals
Teck Cominco Ltd.	Canada	Materials	Diversified Metals & Mining
Beiersdorf Aktiengesellschaft	Germany	Consumer Staples	Personal Products

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)Effective July 1, 2021, the name of Ivy VIP International Core Equity changed to Delaware Ivy VIP International Core Equity.

32	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP INTERNATIONAL CORE EQUITY (in thousands)

JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Materials – 1.5%
Newcrest Mining Ltd.	510	$9,677

Total Australia—1.5%		$9,677
Brazil

Consumer Staples – 1.4%
Ambev S.A.	2,673	9,167

Financials – 1.3%
Banco Bradesco S.A.	1,614	8,353

Total Brazil – 2.7%		$17,520
Canada

Consumer Discretionary – 3.2%
Canada Goose Holdings, Inc. (A)	281	12,293
Dollarama, Inc.	207	9,469

		21,762

Energy – 1.5%
Suncor Energy, Inc.	416	9,966

Materials – 1.6%
Teck Cominco Ltd.	472	10,875

Total Canada – 6.3%		$42,603
China

Consumer Discretionary – 0.8%
Gree Electric Appliances, Inc. of Zhuhai, A Shares	691	5,568

Information Technology – 0.9%
Xinyi Solar Holdings Ltd.	2,794	6,031

Total China – 1.7%		$11,599
Denmark

Health Care – 1.6%
Genmab A.S. (A)	26	10,616

Industrials – 1.5%
A.P. Moller – Maersk A/S	2	6,809
A.P. Moller – Maersk A/S, Class A	1	2,961

		9,770

Total Denmark – 3.1%		$20,386
France

Consumer Discretionary – 1.4%
Compagnie Generale des Etablissements Michelin, Class B	58	9,313

Consumer Staples – 1.8%
Carrefour S.A.	604	11,874

COMMON STOCKS (Continued)	Shares	Value
Energy – 1.4%
TotalEnergies SE (B)	209	$9,472

Financials – 1.0%
BNP Paribas S.A.	109	6,841

Industrials – 6.0%
Airbus SE	113	14,583
Compagnie de Saint-Gobain	112	7,393
Schneider Electric S.A.	62	9,772
Vinci	76	8,063

		39,811

Information Technology – 1.5%
Cap Gemini S.A. (B)	53	10,267

Utilities – 1.4%
ENGIE S.A.	672	9,202

Total France – 14.5%		$96,780
Germany

Communication Services – 1.1%
Deutsche Telekom AG, Registered Shares	327	6,908

Consumer Discretionary – 1.4%
AUTO1 Group SE (A)	69	3,012
Continental AG	40	5,838

		8,850

Consumer Staples – 1.6%
Beiersdorf Aktiengesellschaft	90	10,802

Financials – 1.2%
Deutsche Boerse AG	45	7,888

Health Care – 2.6%
Merck KGaA	90	17,245

Industrials – 1.7%
Hochtief Aktiengesellschaft	42	3,261
Siemens AG	53	8,402

		11,663

Information Technology – 1.2%
SAP AG	57	8,053

Materials – 1.3%
HeidelbergCement AG	104	8,929

Real Estate – 0.5%
Vonovia SE	54	3,516

Total Germany – 12.6%		$83,854
Hong Kong

Financials – 1.3%
AIA Group Ltd.	714	8,872

Total Hong Kong – 1.3%		$8,872

COMMON STOCKS (Continued)	Shares	Value
India

Energy – 1.1%
Reliance Industries Ltd.	258	$7,328

Total India – 1.1%		$7,328
Japan

Consumer Discretionary – 4.9%
Honda Motor Co. Ltd.	229	7,302
Sekisui House Ltd.	356	7,303
Subaru Corp.	482	9,506
Zozo, Inc.	232	7,899

		32,010

Consumer Staples – 1.8%
Seven & i Holdings Co. Ltd.	248	11,815

Energy – 1.4%
Inpex Corp. (B)	1,203	8,974

Financials – 2.6%
ORIX Corp.	575	9,703
Tokio Marine Holdings, Inc.	162	7,462

		17,165

Health Care – 1.3%
Terumo Corp.	214	8,678

Industrials – 1.3%
SMC Corp.	15	8,805

Information Technology – 2.2%
Renesas Electronics Corp. (A)	346	3,738
Shimadzu Corp.	272	10,497

		14,235

Total Japan – 15.5%		$101,682
Mexico

Consumer Staples – 1.4%
Fomento Economico Mexicano S.A.B. de C.V.	109	9,245

Materials – 1.0%
Fresnillo plc	604	6,444

Total Mexico – 2.4%		$15,689
Netherlands

Consumer Discretionary – 2.4%
Prosus N.V.	89	8,745
Stellantis N.V.	379	7,425

		16,170

Health Care – 1.2%
Koninklijke Philips Electronics N.V., Ordinary Shares (B)	162	8,024

2021	SEMIANNUAL REPORT	33

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP INTERNATIONAL CORE EQUITY (in thousands)

JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Industrials – 1.1%
Randstad Holding N.V.	92	$6,999

Total Netherlands – 4.7%		$31,193
Norway

Financials – 1.4%
DNB ASA (A)	420	9,144

Total Norway – 1.4%		$9,144
South Africa

Materials – 0.6%
Mondi plc	155	4,070

Total South Africa – 0.6%		$4,070
South Korea

Communication Services – 1.3%
SK Telecom Co. Ltd.	30	8,559

Industrials – 1.2%
LG Corp.	86	7,863

Information Technology – 1.7%
Samsung Electronics Co. Ltd.	159	11,361

Total South Korea — 4.2%		$27,783
Spain

Financials – 2.0%
Banco Bilbao Vizcaya Argentaria S.A.	2,132	13,216

Total Spain — 2.0%		$13,216
Sweden

Consumer Staples – 1.2%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	247	8,191

Industrials – 1.0%
Epiroc AB, Class A (A)	204	4,653
Epiroc AB, Class B (A)	102	2,006

		6,659

Total Sweden — 2.2%		$14,850

COMMON STOCKS (Continued)	Shares	Value
Switzerland

Health Care – 1.6%
Roche Holdings AG, Genusscheine	28	$10,525

Industrials – 1.2%
Ferguson plc	58	8,117

Total Switzerland — 2.8%		$18,642
Taiwan

Information Technology – 1.1%
Largan Precision Co. Ltd.	65	7,232

Total Taiwan — 1.1%		$7,232
United Kingdom

Communication Services – 1.5%
WPP Group plc	755	10,172

Consumer Discretionary – 1.2%
Persimmon plc	188	7,691

Consumer Staples – 2.2%
tesco plc	2,351	7,251
Unilever plc	125	7,343

		14,594

Energy – 2.0%
Technip-Coflexip (A)	837	9,842
TechnipFMC plc (A)	379	3,428

		13,270

Financials – 3.2%
Legal & General Group plc	1,859	6,625
Lloyds Banking Group plc	12,763	8,243
Prudential plc	342	6,494

		21,362

Health Care – 4.2%
AstraZeneca plc	34	4,033
AstraZeneca plc ADR (B)	142	8,496
GlaxoSmithKline plc	630	12,373
GlaxoSmithKline plc ADR	75	2,979

		27,881

Total United Kingdom — 14.3%		$94,970

COMMON STOCKS (Continued)	Shares	Value
United States

Health Care – 0.9%
Ortho Clinical Diagnostics Holdings plc (A)	288	$6,167

Total United States — 0.9%		$6,167

TOTAL COMMON STOCKS – 96.9%		$643,257
(Cost: $558,507)

PREFERRED STOCKS

Germany
Consumer Discretionary – 1.5%
Volkswagen AG, 2.260%	40	10,024

Total Germany — 1.5%		$10,024

TOTAL PREFERRED STOCKS – 1.5%		$10,024
(Cost: $7,006)

SHORT-TERM SECURITIES
Money Market Funds (C) – 1.8%
State Street Institutional U.S. Government Money Market Fund – Premier Class 0.030%	8,068	8,067
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares 0.010%(D)	4,066	4,066

		12,133

TOTAL SHORT-TERM SECURITIES – 1.8%		$12,133
(Cost: $12,133)

TOTAL INVESTMENT SECURITIES – 100.2%		$665,414
(Cost: $577,646)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(1,571)

NET ASSETS – 100.0%		$663,843

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $27,932 are on loan.

(C)	Rate shown is the annualized 7-day yield at June 30, 2021.

(D)	Investment made with cash collateral received from securities on loan.

34	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP INTERNATIONAL CORE EQUITY (in thousands)

JUNE 30, 2021 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$643,257	$—	$—
Preferred Stocks	10,024	—	—
Short-Term Securities	12,133	—	—
Total	$665,414	$—	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Market Sector Diversification

(as a % of net assets)
Consumer Discretionary	16.8%
Industrials	15.1%
Financials	13.9%
Health Care	13.4%
Consumer Staples	11.4%
Information Technology	8.6%
Energy	7.4%
Materials	6.1%
Communication Services	3.8%
Utilities	1.4%
Real Estate	0.5%
Other+	1.6%

+ Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	35

PORTFOLIO HIGHLIGHTS	DELAWARE IVY VIP MID CAP GROWTH(a)

ALL DATA IS AS OF JUNE 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	96.3%
Information Technology	32.6%
Health Care	21.2%
Industrials	14.9%
Consumer Discretionary	13.0%
Financials	6.2%
Communication Services	4.9%
Materials	2.3%
Consumer Staples	1.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.7%

Top 10 Equity Holdings

Company	Sector	Industry
Chipotle Mexican Grill, Inc., Class A	Consumer Discretionary	Restaurants
DocuSign, Inc.	Information Technology	Application Software
CoStar Group, Inc.	Industrials	Research & Consulting Services
DexCom, Inc.	Health Care	Health Care Equipment
MarketAxess Holdings, Inc.	Financials	Financial Exchanges & Data
Monolithic Power Systems, Inc.	Information Technology	Semiconductors
Teradyne, Inc.	Information Technology	Semiconductor Equipment
Electronic Arts, Inc.	Communication Services	Interactive Home Entertainment
Arista Networks, Inc.	Information Technology	Communications Equipment
Ulta Beauty, Inc.	Consumer Discretionary	Specialty Stores

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)Effective July 1, 2021, the name of Ivy VIP Mid Cap Growth changed to Delaware Ivy VIP Mid Cap Growth.

36	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP MID CAP GROWTH (in thousands)

JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Interactive Home Entertainment – 2.2%
Electronic Arts, Inc.	116	$16,693

Interactive Media & Services – 2.7%
Pinterest, Inc., Class A (A)	100	7,882
Twitter, Inc. (A)	174	11,976

		19,858

Total Communication Services – 4.9%		36,551
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 2.3%
Canada Goose Holdings, Inc. (A)	196	8,557
lululemon athletica, Inc. (A)	24	8,669

		17,226

Auto Parts & Equipment – 1.8%
BorgWarner, Inc.	278	13,512

General Merchandise Stores – 1.3%
Dollar Tree, Inc. (A)	95	9,431

Leisure Facilities – 1.1%
Vail Resorts, Inc.	25	8,054

Restaurants – 3.3%
Chipotle Mexican Grill, Inc., Class A (A)	16	24,531

Specialty Stores – 3.2%
National Vision Holdings, Inc. (A)	174	8,919
Ulta Beauty, Inc. (A)	44	15,145

		24,064

Total Consumer Discretionary – 13.0%		96,818
Consumer Staples

Packaged Foods & Meats – 1.2%
Hershey Foods Corp.	53	9,292

Total Consumer Staples – 1.2%		9,292
Financials

Financial Exchanges & Data – 2.6%
MarketAxess Holdings, Inc.	42	19,318

Regional Banks – 3.6%
First Republic Bank	74	13,895
SVB Financial Group (A)	23	12,753

		26,648

Total Financials – 6.2%		45,966
Health Care

Biotechnology – 4.1%
Genmab A.S. ADR (A)	251	10,231
Horizon Therapeutics plc (A)	98	9,177
Seattle Genetics, Inc. (A)	69	10,955

		30,363

COMMON STOCKS (Continued)	Shares	Value
Health Care Equipment – 10.9%
Abiomed, Inc. (A)	33	$10,358
DexCom, Inc. (A)	50	21,249
Edwards Lifesciences Corp. (A)	106	10,988
Envista Holdings Corp. (A)	223	9,640
Glaukos Corp. (A)	79	6,659
Intuitive Surgical, Inc. (A)	12	11,216
Masimo Corp. (A)	33	7,885
Zimmer Holdings, Inc.	23	3,626

		81,621

Health Care Technology – 2.0%
Cerner Corp.	189	14,810

Life Sciences Tools & Services – 4.2%
10x Genomics, Inc., Class A (A)	34	6,753
Agilent Technologies, Inc.	62	9,101
Repligen Corp. (A)	25	4,978
TECHNE Corp.	23	10,379

		31,211

Total Health Care – 21.2%		158,005
Industrials

Aerospace & Defense – 0.5%
CAE, Inc. (A)	119	3,653

Building Products – 4.5%
A. O. Smith Corp.	173	12,441
Trane Technologies plc	40	7,448
Trex Co., Inc. (A)	131	13,371

		33,260

Industrial Machinery – 3.2%
IDEX Corp.	48	10,576
Middleby Corp. (A)	79	13,667

		24,243

Research & Consulting Services – 4.9%
CoStar Group, Inc. (A)	267	22,083
TransUnion	134	14,664

		36,747

Trading Companies & Distributors – 1.8%
Fastenal Co.	258	13,414

Total Industrials – 14.9%		111,317
Information Technology

Application Software – 11.3%
DocuSign, Inc. (A)	84	23,463
Five9, Inc. (A)	74	13,489
Guidewire Software, Inc. (A)	99	11,166
Paycom Software, Inc. (A)	32	11,795
Q2 Holdings, Inc. (A)	34	3,516
Tyler Technologies, Inc. (A)	26	11,811
Zendesk, Inc. (A)	64	9,277

		84,517

Communications Equipment – 2.2%
Arista Networks, Inc. (A)	46	16,640

COMMON STOCKS (Continued)	Shares	Value

Electronic Components – 2.0%
II-VI, Inc. (A)	203	$14,732

Electronic Equipment & Instruments – 3.9%
Keysight Technologies, Inc. (A)	93	14,341
Novanta, Inc. (A)	37	4,919
Trimble Navigation Ltd. (A)	121	9,930

		29,190

Semiconductor Equipment – 3.5%
Brooks Automation, Inc.	85	8,065
Teradyne, Inc.	132	17,616

		25,681

Semiconductors – 7.9%
Marvell Technology Group Ltd. (A)	240	13,983
Microchip Technology, Inc.	94	14,015
Monolithic Power Systems, Inc.	50	18,564
SkyWater Technology, Inc. (A)	62	1,784
Universal Display Corp.	46	10,242

		58,588

Systems Software – 1.8%
CrowdStrike Holdings, Inc., Class A (A)	54	13,641

Total Information Technology – 32.6%		242,989
Materials

Fertilizers & Agricultural Chemicals – 1.0%
Scotts Miracle-Gro Co. (The)	41	7,923

Specialty Chemicals – 1.3%
RPM International, Inc.	108	9,592

Total Materials – 2.3%		17,515

TOTAL COMMON STOCKS – 96.3%		$718,453
(Cost: $411,904)

SHORT-TERM SECURITIES
Money Market Funds (B) – 3.6%
State Street Institutional U.S. Government Money Market Fund – Premier Class,
0.030%	26,583	26,583

TOTAL SHORT-TERM SECURITIES – 3.6%		$26,583
(Cost: $26,583)

TOTAL INVESTMENT SECURITIES – 99.9%		$745,036
(Cost: $438,487)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		642

NET ASSETS – 100.0%		$745,678

2021	SEMIANNUAL REPORT	37

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP MID CAP GROWTH (in thousands)

JUNE 30, 2021 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following written options were outstanding at June 30, 2021 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Glaukos Corp.	N/A	Call	75	8	July 2021	$90.00	$7	$(5)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$718,453	$—	$—
Short-Term Securities	26,583	—	—
Total	$745,036	$—	$—
Liabilities
Written Options	$—	$5	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

See Accompanying Notes to Financial Statements.

38	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	DELAWARE IVY VIP NATURAL RESOURCES(a)

ALL DATA IS AS OF JUNE 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	97.5%
Energy	42.5%
Materials	40.3%
Industrials	8.9%
Consumer Staples	3.8%
Information Technology	1.5%
Utilities	0.5%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.5%

Country Weightings

North America	73.1%
United States	62.5%
Canada	10.6%
Europe	12.6%
United Kingdom	7.7%
France	3.7%
Other Europe	1.2%
Pacific Basin	5.3%
South America	4.7%
Other	1.8%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.5%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Phillips 66	United States	Energy	Oil & Gas Refining & Marketing
EOG Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
ConocoPhillips	United States	Energy	Oil & Gas Exploration & Production
Rio Tinto plc	United Kingdom	Materials	Diversified Metals & Mining
Diamondback Energy, Inc.	United States	Energy	Oil & Gas Exploration & Production
BHP Group plc	Australia	Materials	Diversified Metals & Mining
Valero Energy Corp.	United States	Energy	Oil & Gas Refining & Marketing
Pioneer Natural Resources Co.	United States	Energy	Oil & Gas Exploration & Production
TotalEnergies SE ADR	France	Energy	Integrated Oil & Gas
Union Pacific Corp.	United States	Industrials	Railroads

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)Effective July 1, 2021, the name of Ivy VIP Natural Resources changed to Delaware Ivy VIP Natural Resources.

2021	SEMIANNUAL REPORT	39

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP NATURAL RESOURCES (in thousands)

JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Materials – 3.0%
BHP Group plc	90	$2,653

Total Australia – 3.0%		$2,653
Brazil

Energy – 2.1%
Petroleo Brasileiro S.A. – Petrobras ADR	154	1,878

Total Brazil – 2.1%		$1,878
Canada

Energy – 3.1%
Cameco Corp.	26	498
Canadian Natural Resources Ltd.	62	2,243

		2,741

Industrials – 2.6%
Canadian Pacific Railway Ltd.	30	2,338

Materials – 4.9%
Agnico-Eagle Mines Ltd.	11	666
Barrick Gold Corp.	38	787
Franco-Nevada Corp.	12	1,691
Pan American Silver Corp.	12	332
Wheaton Precious Metals Corp.	19	843

		4,319

Total Canada – 10.6%		$9,398
Chile

Materials – 0.7%
Sociedad Quimica y Minera de Chile S.A. ADR	14	660

Total Chile – 0.7%		$660
France

Energy – 2.7%
TotalEnergies SE ADR	52	2,344

Materials – 1.0%
L Air Liquide S.A.	5	919

Total France – 3.7%		$3,263
Hong Kong

Materials – 0.0%
China Metal Recycling (Holdings) Ltd. (A)(B)	1,900	—	*

Total Hong Kong – 0.0%		$—	*
India

Energy – 2.3%
Reliance Industries Ltd.	75	2,072

Total India – 2.3%		$2,072

COMMON STOCKS (Continued)	Shares	Value
Peru

Materials – 1.9%
Southern Copper Corp.	26	$1,698

Total Peru – 1.9%		$1,698
Portugal

Energy – 1.2%
Galp Energia SGPS S.A., Class B	100	1,084

Total Portugal – 1.2%		$1,084
South Africa

Materials – 1.8%
Mondi plc	60	1,566

Total South Africa – 1.8%		$1,566
United Kingdom

Materials – 7.7%
Anglo American plc	43	1,702
Croda International plc	13	1,307
Linde plc	4	1,038
Rio Tinto plc	33	2,735

		6,782

Total United Kingdom – 7.7%		$6,782
United States

Consumer Staples – 3.8%
Bunge Ltd.	21	1,645
Darling International, Inc. (A)	6	409
Tyson Foods, Inc.	18	1,308

		3,362

Energy – 31.1%
Cabot Oil & Gas Corp.	45	786
Chevron Corp.	21	2,229
ConocoPhillips	45	2,754
Diamondback Energy, Inc.	28	2,665
Enterprise Products Partners L.P.	81	1,944
EOG Resources, Inc.	39	3,263
Magellan Midstream Partners L.P.	19	909
Marathon Petroleum Corp.	37	2,236
Phillips 66	42	3,624
Pioneer Natural Resources Co.	15	2,368
Schlumberger Ltd.	68	2,168
Valero Energy Corp.	32	2,514

		27,460

Industrials – 6.3%
Tetra Tech, Inc.	8	975
Union Pacific Corp.	11	2,343
Waste Management, Inc.	6	882
Xylem, Inc.	11	1,307

		5,507

Information Technology – 1.5%
Enphase Energy, Inc. (A)	7	1,277

COMMON STOCKS (Continued)	Shares	Value
Materials – 19.3%
Air Products and Chemicals, Inc.	5	$1,369
Albemarle Corp.	7	1,123
AptarGroup, Inc.	7	1,007
Avery Dennison Corp.	7	1,367
Ball Corp.	10	772
Danimer Scientific, Inc. Class A (A)(C)	6	151
Ecolab, Inc.	5	1,022
FMC Corp.	15	1,632
Huntsman Corp.	47	1,248
Martin Marietta Materials, Inc.	3	1,120
Newmont Corp.	11	692
Packaging Corp. of America	9	1,242
PPG Industries, Inc.	7	1,108
Scotts Miracle-Gro Co. (The)	3	512
Sherwin-Williams Co. (The)	6	1,580
Steel Dynamics, Inc.	18	1,076

		17,021

Utilities – 0.5%
American Water Works Co., Inc.	3	443

Total United States – 62.5%		$55,070

TOTAL COMMON STOCKS – 97.5%		$86,124
(Cost: $79,981)

SHORT-TERM SECURITIES
Money Market Funds (D) – 2.6%
State Street Institutional U.S. Government Money Market Fund – Premier Class
0.030%	2,178	2,178
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares
0.010% (E)	151	151

		2,329

TOTAL SHORT-TERM SECURITIES – 2.6%		$2,329
(Cost: $2,329)

TOTAL INVESTMENT SECURITIES – 100.1%		$88,453
(Cost: $82,310)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(96)

NET ASSETS – 100.0%		$88,357

40	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP NATURAL RESOURCES (in thousands)

JUNE 30, 2021 (UNAUDITED)

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities whose value was determined using significant unobservable inputs.

(C)	All or a portion of securities with an aggregate value of $147 are on loan.

(D)	Rate shown is the annualized 7-day yield at June 30, 2021.

(E)	Investment made with cash collateral received from securities on loan.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$86,124	$—	$—	*
Short-Term Securities	2,329	—	—
Total	$88,453	$—	$—	*

During the period ended June 30, 2021, there were no transfers in or out of Level 3.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Market Sector Diversification

(as a % of net assets)
Energy	42.5%
Materials	40.3%
Industrials	8.9%
Consumer Staples	3.8%
Information Technology	1.5%
Utilities	0.5%
Other+	2.5%

+Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	41

PORTFOLIO HIGHLIGHTS	DELAWARE IVY VIP SCIENCE AND TECHNOLOGY(a)

ALL DATA AS OF JUNE 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	98.5%
Information Technology	60.8%
Communication Services	17.6%
Health Care	10.5%
Consumer Discretionary	8.1%
Industrials	1.2%
Materials	0.3%
Warrants	0.0%
Bonds	0.0%
Corporate Debt Securities	0.0%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	1.5%

Country Weightings

North America	81.4%
United States	80.8%
Other North America	0.6%
Europe	9.3%
Netherlands	4.9%
Other Europe	4.4%
Pacific Basin	7.8%
Other	0.0%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	1.5%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Microsoft Corp.	United States	Information Technology	Systems Software
Facebook, Inc., Class A	United States	Communication Services	Interactive Media & Services
Micron Technology, Inc.	United States	Information Technology	Semiconductors
Apple, Inc.	United States	Information Technology	Technology Hardware, Storage & Peripherals
Amazon.com, Inc.	United States	Consumer Discretionary	Internet & Direct Marketing Retail
ASML Holding N.V., NY Registry Shares	Netherlands	Information Technology	Semiconductor Equipment
Aspen Technology, Inc.	United States	Information Technology	Application Software
Alphabet, Inc., Class C	United States	Communication Services	Interactive Media & Services
Moderna, Inc.	United States	Health Care	Biotechnology
Alphabet, Inc., Class A	United States	Communication Services	Interactive Media & Services

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)Effective July 1, 2021, the name of Ivy VIP Science and Technology changed to Delaware Ivy VIP Science and Technology.

42	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP SCIENCE AND TECHNOLOGY (in thousands)

JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Interactive Media & Services – 16.6%
Alphabet, Inc., Class A (A)	9	$22,525
Alphabet, Inc., Class C (A)	9	23,028
Facebook, Inc., Class A (A)	148	51,372
IAC/InterActiveCorp (A)	32	4,906
Pinterest, Inc., Class A (A)	78	6,156
Snap, Inc., Class A (A)	57	3,907
Tencent Holdings Ltd. (B)	55	4,129
Vimeo, Inc. (A)	46	2,262

		118,285

Wireless Telecommunication Service – 1.0%
T-Mobile U.S., Inc. (A)	49	7,137

Total Communication Services – 17.6%		125,422
Consumer Discretionary

Auto Parts & Equipment – 0.6%
Luminar Technologies, Inc., Class A (A)	194	4,252

Internet & Direct Marketing Retail – 7.5%
Alibaba Group Holding Ltd. ADR (A)	74	16,866
Amazon.com, Inc. (A)	11	36,889

		53,755

Total Consumer Discretionary – 8.1%		58,007
Health Care

Biotechnology – 7.0%
CRISPR Therapeutics AG (A)	59	9,564
Moderna, Inc. (A)	96	22,575
Vertex Pharmaceuticals, Inc. (A)(C)	89	17,920

		50,059

Health Care Technology – 3.5%
Cerner Corp.	238	18,569
Teladoc Health, Inc. (A)	37	6,121

		24,690

Total Health Care – 10.5%		74,749
Industrials

Industrial Machinery – 0.0%
Kornit Digital Ltd. (A)	1	179

COMMON STOCKS (Continued)	Shares	Value
Trucking – 1.2%
Uber Technologies, Inc. (A)	170	$8,506

Total Industrials – 1.2%		8,685
Information Technology

Application Software – 7.2%
ACI Worldwide, Inc. (A)	501	18,616
Aspen Technology, Inc. (A)	185	25,409
Intuit, Inc.	14	7,080

		51,105

Data Processing & Outsourced Services – 10.5%
Euronet Worldwide, Inc. (A)	124	16,811
MasterCard, Inc., Class A	43	15,615
PayPal, Inc. (A)	60	17,397
TELUS International, Inc. (A)	128	3,993
WNS (Holdings) Ltd. ADR (A)	263	21,043

		74,859

Semiconductor Equipment – 4.9%
ASML Holding N.V., NY Registry Shares	51	35,088

Semiconductors – 21.1%
Infineon Technologies AG (B)	558	22,369
Intel Corp.	177	9,920
Microchip Technology, Inc.	79	11,831
Micron Technology, Inc. (A)	506	42,971
NVIDIA Corp.	17	13,759
ON Semiconductor Corp. (A)	200	7,658
QUALCOMM, Inc.	51	7,279
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	115	13,873
Universal Display Corp.	94	20,945

		150,605

Systems Software – 11.8%
Microsoft Corp.	240	65,135
ServiceNow, Inc. (A)	36	19,528

		84,663

Technology Hardware, Storage & Peripherals – 5.3%
Apple, Inc.	275	37,666

Total Information Technology – 60.8%		433,986

COMMON STOCKS (Continued)	Shares	Value
Materials

Fertilizers & Agricultural Chemicals – 0.3%
Marrone Bio Innovations, Inc. (A)	1,263	$2,097

Total Materials – 0.3%		2,097

TOTAL COMMON STOCKS – 98.5%		$702,946
(Cost: $305,391)

WARRANTS
Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 12-15-21 (D)(E)	32	29

TOTAL WARRANTS – 0.0%		$29
(Cost: $ – )

CORPORATE DEBT SECURITIES	Principal
Materials

Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc.,
8.000%, 12-31-22 (D)	$288	298

Total Materials – 0.0%		298

TOTAL CORPORATE DEBT SECURITIES – 0.0%		$298
(Cost: $287)

SHORT-TERM SECURITIES	Shares
Money Market Funds (F) – 2.1%
State Street Institutional U.S. Government Money Market Fund – Premier Class,
0.030%	15,259	15,259

TOTAL SHORT-TERM SECURITIES – 2.1%		$15,259
(Cost: $15,259)

TOTAL INVESTMENT SECURITIES – 100.6%		$718,532
(Cost: $320,937)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6)%		(4,520)

NET ASSETS – 100.0%		$714,012

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	All or a portion of securities with an aggregate value of $81 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

2021	SEMIANNUAL REPORT	43

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP SCIENCE AND TECHNOLOGY (in thousands)

JUNE 30, 2021 (UNAUDITED)

(D)	Restricted securities. At June 30, 2021, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Value
Marrone Bio Innovations, Inc., 8.000%, 12-31-22	8-20-15	$288	$288	$298

		Shares
Marrone Bio Innovations, Inc., expires 12-15-21	5-1-20	32	$—	$29

			$288	$327

The total value of these securities represented 0.0% of net assets at June 30, 2021.

(E)

Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(F)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$702,946	$—	$—
Warrants	—	29	—
Corporate Debt Securities	—	298	—
Short-Term Securities	15,259	—	—
Total	$718,205	$327	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trusts

Country Diversification

(as a % of net assets)
United States	80.8%
Netherlands	4.9%
Germany	3.1%
India	2.9%
China	2.9%
Taiwan	2.0%
Switzerland	1.3%
Other Countries	0.6%
Other+	1.5%

+Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

44	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	DELWARE IVY VIP SMALL CAP CORE(a)

ALL DATA AS OF JUNE 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	98.3%
Consumer Discretionary	20.4%
Industrials	19.9%
Health Care	16.9%
Financials	14.7%
Information Technology	11.3%
Materials	6.3%
Energy	4.7%
Communication Services	1.7%
Consumer Staples	1.2%
Real Estate	1.2%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	1.7%

Top 10 Equity Holdings

Company	Sector	Industry
Skechers USA, Inc.	Consumer Discretionary	Footwear
Pinnacle Financial Partners, Inc.	Financials	Regional Banks
Triton International Ltd.	Industrials	Trading Companies & Distributors
Varonis Systems, Inc.	Information Technology	Systems Software
Element Solutions, Inc.	Materials	Specialty Chemicals
Tabula Rasa HealthCare, Inc.	Health Care	Health Care Technology
Beacon Roofing Supply, Inc.	Industrials	Trading Companies & Distributors
LPL Investment Holdings, Inc.	Financials	Investment Banking & Brokerage
Encompass Health Corp.	Health Care	Health Care Facilities
TopBuild Corp.	Consumer Discretionary	Homebuilding

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)Effective July 1, 2021, the name of Ivy VIP Small Cap Core changed to Delaware Ivy VIP Small Cap Core.

2021	SEMIANNUAL REPORT	45

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP SMALL CAP CORE (in thousands)

JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Interactive Media & Services – 1.7%
TripAdvisor, Inc. (A)	82	$3,306

Total Communication Services – 1.7%		3,306
Consumer Discretionary

Apparel Retail – 2.1%
American Eagle Outfitters, Inc.	54	2,035
Boot Barn Holdings, Inc. (A)	25	2,135

		4,170

Auto Parts & Equipment – 3.3%
Dana Holding Corp.	75	1,793
Visteon Corp. (A)	39	4,710

		6,503

Automotive Retail – 2.1%
Murphy USA, Inc.	31	4,194

Education Services – 1.6%
2U, Inc. (A)	78	3,255

Footwear – 4.3%
Skechers USA, Inc. (A)	169	8,442

Homebuilding – 2.5%
TopBuild Corp. (A)	25	4,935

Internet & Direct Marketing Retail – 1.7%
Groupon, Inc. (A)	32	1,367
Shutterstock, Inc.	21	2,073

		3,440

Leisure Products – 1.2%
Latham Group, Inc. (A)	73	2,336

Restaurants – 1.6%
Brinker International, Inc. (A)	52	3,188

Total Consumer Discretionary – 20.4%		40,463
Consumer Staples

Packaged Foods & Meats – 0.5%
Utz Brands, Inc. (A)	45	971

Personal Products – 0.7%
BellRing Brands, Inc., Class A (A)	44	1,389

Total Consumer Staples – 1.2%		2,360
Energy

Oil & Gas Equipment & Services – 0.7%
Liberty Oilfield Services, Inc., Class A (A)	102	1,447

Oil & Gas Exploration & Production – 3.0%
Chesapeake Energy Corp.	40	2,053
Cimarex Energy Co.	53	3,813

		5,866

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Refining & Marketing – 1.0%
Green Plains, Inc. (A)	57	$1,902

Total Energy – 4.7%		9,215
Financials

Investment Banking & Brokerage – 2.6%
LPL Investment Holdings, Inc.	38	5,072

Regional Banks – 9.8%
BankUnited, Inc.	110	4,683
First Horizon Corp.	63	1,089
Pinnacle Financial Partners, Inc.	78	6,899
United Community Banks, Inc.	76	2,419
Webster Financial Corp.	83	4,422

		19,512

Thrifts & Mortgage Finance – 2.3%
Essent Group Ltd.	102	4,582

Total Financials – 14.7%		29,166
Health Care

Biotechnology – 3.4%
Halozyme Therapeutics, Inc. (A)	104	4,707
Vericel Corp. (A)(B)	39	2,068

		6,775

Health Care Equipment – 2.7%
Cryoport, Inc. (A)	30	1,907
Envista Holdings Corp. (A)	77	3,345

		5,252

Health Care Facilities – 2.5%
Encompass Health Corp.	64	4,997

Health Care Supplies – 3.1%
SI-BONE, Inc. (A)	88	2,765
Sientra, Inc. (A)	432	3,441

		6,206

Health Care Technology – 2.7%
Tabula Rasa HealthCare, Inc. (A)(B)	107	5,359

Life Sciences Tools & Services – 0.7%
Maravai LifeSciences Holdings, Inc., Class A (A)	34	1,415

Managed Health Care – 0.6%
HealthEquity, Inc. (A)	14	1,144

Pharmaceuticals – 1.2%
Pacira Pharmaceuticals, Inc. (A)	39	2,356

Total Health Care – 16.9%		33,504
Industrials

Agricultural & Farm Machinery – 0.9%
AGCO Corp.	13	1,700

COMMON STOCKS (Continued)	Shares	Value
Construction & Engineering – 2.3%
Valmont Industries, Inc.	19	$4,592

Electrical Components & Equipment – 2.5%
Regal-Beloit Corp.	37	4,929

Environmental & Facilities Services – 1.0%
Clean Harbors, Inc. (A)	20	1,898

Industrial Machinery – 1.7%
Kornit Digital Ltd. (A)	28	3,424

Marine – 1.4%
Kirby Corp. (A)	45	2,751

Research & Consulting Services – 2.0%
ICF International, Inc.	45	3,949

Trading Companies & Distributors – 5.6%
Beacon Roofing Supply, Inc. (A)	99	5,286
Triton International Ltd.	113	5,914

		11,200

Trucking – 2.5%
Knight Transportation, Inc.	85	3,886
Yellow Corp. (A)	181	1,177

		5,063

Total Industrials – 19.9%		39,506
Information Technology

Application Software – 1.6%
Q2 Holdings, Inc. (A)	30	3,068

Data Processing & Outsourced Services – 2.2%
EVERTEC, Inc.	98	4,297

Electronic Components – 0.9%
Knowles Corp. (A)	93	1,830

Internet Services & Infrastructure – 1.6%
Switch, Inc., Class A	154	3,261

Semiconductor Equipment – 1.0%
Brooks Automation, Inc.	21	1,960

Semiconductors – 1.2%
Allegro MicroSystems, Inc. (A)	82	2,274

Systems Software – 2.8%
Varonis Systems, Inc. (A)	98	5,629

Total Information Technology – 11.3%		22,319
Materials

Commodity Chemicals – 2.3%
Cabot Corp.	80	4,533

Diversified Chemicals – 1.2%
Huntsman Corp.	90	2,391

46	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP SMALL CAP CORE (in thousands)

JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Specialty Chemicals – 2.8%
Element Solutions, Inc.	238	$5,561

Total Materials – 6.3%		12,485
Real Estate

Specialized REITs – 1.2%
National Storage Affiliates Trust (A)	45	2,283

Total Real Estate – 1.2%		2,283

TOTAL COMMON STOCKS – 98.3%		$194,607
(Cost: $158,109)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (D) – 3.1%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
0.010% (C)	2,185	$2,184
State Street Institutional U.S. Government Money Market Fund – Premier Class,
0.030%	4,040	4,040

		6,224

TOTAL SHORT-TERM SECURITIES – 3.1%		$6,224
(Cost: $6,224)

TOTAL INVESTMENT SECURITIES – 101.4%		$200,831
(Cost: $164,333)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.4)%		(2,829)

NET ASSETS – 100.0%		$198,002

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $6,670 are on loan.

(C)	Investment made with cash collateral received from securities on loan.

(D)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$194,607	$—	$—
Short-Term Securities	6,224	—	—
Total	$200,831	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trusts

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	47

PORTFOLIO HIGHLIGHTS	DELAWARE IVY VIP SMALL CAP GROWTH(a)

ALL DATA AS OF JUNE 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	95.8%
Health Care	27.1%
Information Technology	27.1%
Industrials	15.1%
Consumer Discretionary	15.0%
Financials	4.9%
Communication Services	3.3%
Consumer Staples	2.6%
Energy	0.7%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	4.2%

Top 10 Equity Holdings

Company	Sector	Industry
Five9, Inc.	Information Technology	Application Software
CareDx, Inc.	Health Care	Biotechnology
PetIQ, Inc.	Health Care	Health Care Distributors
Brink’s Co. (The)	Industrials	Security & Alarm Services
Shift4 Payments, Inc., Class A	Information Technology	Data Processing & Outsourced Services
Varonis Systems, Inc.	Information Technology	Systems Software
Vericel Corp.	Health Care	Biotechnology
Globant S.A.	Information Technology	IT Consulting & Other Services
Marriott Vacations Worldwide Corp.	Consumer Discretionary	Hotels, Resorts & Cruise Lines
Deckers Outdoor Corp.	Consumer Discretionary	Footwear

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)Effective July 1, 2021, the name of Ivy VIP Small Cap Growth changed to Delaware Ivy VIP Small Cap Growth.

48	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP SMALL CAP GROWTH (in thousands)

JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Alternative Carriers – 0.9%
Bandwidth, Inc., Class A (A)	33	$4,613

Broadcasting – 2.4%
Gray Television, Inc.	132	3,081
Nexstar Broadcasting Group, Inc.	58	8,558

		11,639

Total Communication Services – 3.3%		16,252
Consumer Discretionary

Auto Parts & Equipment – 3.1%
Fox Factory Holding Corp. (A)	49	7,694
Visteon Corp. (A)	60	7,228

		14,922

Automotive Retail – 1.2%
Lithia Motors, Inc.	17	5,871

Casinos & Gaming – 2.4%
Churchill Downs, Inc.	36	7,049
Monarch Casino & Resort, Inc. (A)	66	4,377

		11,426

Footwear – 1.8%
Deckers Outdoor Corp. (A)	23	8,746

Homebuilding – 0.5%
TopBuild Corp. (A)	12	2,342

Hotels, Resorts & Cruise Lines – 2.9%
Marriott Vacations Worldwide Corp. (A)	55	8,782
Wyndham Destinations, Inc.	76	5,477

		14,259

Leisure Products – 1.8%
Latham Group, Inc. (A)	71	2,272
Malibu Boats, Inc., Class A (A)	86	6,294

		8,566

Restaurants – 1.3%
Texas Roadhouse, Inc., Class A	66	6,331

Total Consumer Discretionary – 15.0%		72,463
Consumer Staples

Distillers & Vintners – 0.5%
Duckhorn Portfolio, Inc. (The) (A)(B)	98	2,169

Hypermarkets & Super Centers – 0.9%
BJ’s Wholesale Club, Inc. (A)	95	4,503

Packaged Foods & Meats – 1.2%
Nomad Foods Ltd. (A)	208	5,888

Total Consumer Staples – 2.6%		12,560

COMMON STOCKS (Continued)	Shares	Value
Energy

Oil & Gas Equipment & Services – 0.7%
Cactus, Inc., Class A	57	$2,090
Liberty Oilfield Services, Inc., Class A (A)	78	1,105

		3,195

Total Energy – 0.7%		3,195
Financials

Asset Management & Custody Banks – 1.2%
Focus Financial Partners, Inc., Class A (A)	51	2,457
Hamilton Lane, Inc., Class A	38	3,495

		5,952

Financial Exchanges & Data – 1.3%
Open Lending Corp., Class A (A)	147	6,329

Investment Banking & Brokerage – 0.4%
LPL Investment Holdings, Inc.	14	1,940

Regional Banks – 2.0%
Pinnacle Financial Partners, Inc.	74	6,504
Seacoast Banking Corp. of Florida	88	3,003

		9,507

Total Financials – 4.9%		23,728
Health Care

Biotechnology – 6.7%
Blueprint Medicines Corp. (A)	5	419
CareDx, Inc. (A)	163	14,912
Insmed, Inc. (A)	79	2,259
PTC Therapeutics, Inc. (A)	10	415
Twist Bioscience Corp. (A)	10	1,292
Veracyte, Inc. (A)	66	2,625
Vericel Corp. (A)	201	10,551

		32,473

Health Care Distributors – 2.4%
PetIQ, Inc. (A)	306	11,818

Health Care Equipment – 6.9%
Axonics, Inc. (A)	118	7,511
Cryoport, Inc. (A)	103	6,510
Penumbra, Inc. (A)	22	6,024
Tactile Systems Technology, Inc. (A)	120	6,242
Tandem Diabetes Care, Inc. (A)	70	6,845

		33,132

Health Care Services – 4.4%
1Life Healthcare, Inc. (A)	104	3,441
AMN Healthcare Services, Inc. (A)	75	7,276
Castle Biosciences, Inc. (A)	55	4,049
LHC Group, Inc. (A)	32	6,322

		21,088

Health Care Technology – 3.5%
Omnicell, Inc. (A)	53	7,964

COMMON STOCKS (Continued)	Shares	Value
Health Care Technology (Continued)
Tabula Rasa HealthCare, Inc. (A)	87	$4,332
Vocera Communications, Inc. (A)	116	4,642

		16,938

Life Sciences Tools & Services – 1.6%
NeoGenomics, Inc. (A)	98	4,444
Quanterix Corp. (A)	58	3,410

		7,854

Managed Health Care – 1.2%
Progyny, Inc. (A)	102	6,024

Pharmaceuticals – 0.4%
Pacira Pharmaceuticals, Inc. (A)	30	1,832

Total Health Care – 27.1%		131,159
Industrials

Aerospace & Defense – 1.4%
Mercury Computer Systems, Inc. (A)	101	6,679

Air Freight & Logistics – 0.7%
Air Transport Services Group, Inc. (A)	157	3,640

Construction & Engineering – 1.4%
Valmont Industries, Inc.	28	6,679

Electrical Components & Equipment – 1.4%
EnerSys	68	6,682

Environmental & Facilities Services – 1.3%
Clean Harbors, Inc. (A)	66	6,140

Industrial Machinery – 4.9%
Altra Industrial Motion Corp.	105	6,824
John Bean Technologies Corp.	34	4,852
Kennametal, Inc.	159	5,712
Kornit Digital Ltd. (A)	25	3,109
RBC Bearings, Inc. (A)	16	3,263

		23,760

Security & Alarm Services – 2.4%
Brink’s Co. (The)	150	11,522

Trucking – 1.6%
Knight Transportation, Inc.	177	8,048

Total Industrials – 15.1%		73,150
Information Technology

Application Software – 10.2%
Domo, Inc., Class B (A)	67	5,389
Five9, Inc. (A)	92	16,862
LivePerson, Inc. (A)	116	7,324
Mimecast Ltd. (A)	114	6,047
Q2 Holdings, Inc. (A)	84	8,652
SimilarWeb Ltd. (A)(B)	25	492
Smartsheet, Inc., Class A (A)	61	4,423

		49,189

2021	SEMIANNUAL REPORT	49

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP SMALL CAP GROWTH (in thousands)

JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Communications Equipment – 1.3%
Viavi Solutions, Inc. (A)	359	$6,348

Data Processing & Outsourced Services – 3.4%
EVO Payments, Inc., Class A (A)	176	4,882
Shift4 Payments, Inc., Class A (A)	121	11,369

		16,251

Internet Services & Infrastructure – 1.2%
Switch, Inc., Class A	280	5,901

IT Consulting & Other Services – 1.9%
Globant S.A. (A)	41	8,945

Semiconductor Equipment – 0.3%
Enphase Energy, Inc. (A)	7	1,220

Semiconductors – 3.9%
Allegro MicroSystems, Inc. (A)	201	5,564
Monolithic Power Systems, Inc.	21	8,023
SiTime Corp. (A)	43	5,505

		19,092

COMMON STOCKS (Continued)	Shares	Value
Systems Software – 3.4%
Proofpoint, Inc. (A)	10	$1,759
SailPoint Technologies Holdings, Inc. (A)	75	3,819
Varonis Systems, Inc. (A)	190	10,974

		16,552

Technology Hardware, Storage & Peripherals – 1.5%
NCR Corp. (A)	164	7,461

Total Information Technology – 27.1%		130,959

TOTAL COMMON STOCKS – 95.8%		$463,466
(Cost: $314,294)

SHORT-TERM SECURITIES
Money Market Funds (D) – 4.8%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 0.010% (C)	1,697	1,697

SHORT-TERM SECURITIES (Continued)	Shares	Value
Money Market Funds (D) (Continued)
State Street Institutional U.S. Government Money Market Fund – Premier Class,
0.030%	21,724	$21,724

		23,421

TOTAL SHORT-TERM SECURITIES – 4.8%		$23,421
(Cost: $23,421)

TOTAL INVESTMENT SECURITIES – 100.6%		$486,887
(Cost: $337,715)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6)%		(3,062)

NET ASSETS – 100.0%		$483,825

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $2,353 are on loan.

(C)	Investment made with cash collateral received from securities on loan.

(D)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$463,466	$—	$—
Short-Term Securities	23,421	—	—
Total	$486,887	$—	$—

See Accompanying Notes to Financial Statements.

50	SEMIANNUAL REPORT	2021

STATEMENTS OF ASSETS AND LIABILITIES	IVY VIP

AS OF JUNE 30, 2021 (UNAUDITED)

(In thousands, except per share amounts)	Asset Strategy(1)(2)	Balanced(3)		Energy(4)		Growth(5)	High Income(6)	International Core Equity(7)		Mid Cap Growth(8)
ASSETS
Investments in unaffiliated securities at value+^	$734,212	$360,121		$69,581		$1,045,328	$932,917	$665,414		$745,036
Investments in affiliated securities at value+	—	—		—		—	312	—		—
Bullion at value+	36,601	—		—		—	—	—		—
Investments at Value	770,813	360,121		69,581		1,045,328	933,229	665,414		745,036
Cash	192	—	*	—		—	311	1		—
Cash denominated in foreign currencies at value+	213	—		—		—	296	1,235		—
Investment securities sold receivable	—	4,079		—		—	11,822	—		308
Dividends and interest receivable	2,524	852		52		472	9,754	2,507		106
Capital shares sold receivable	67	29		4		11	451	9		1,263
Receivable from affiliates	—	—		—		—	—	—		138
Unrealized appreciation on forward foreign currency contracts	—	—		—		—	174	—		—
Receivable from securities lending income – net	2	—	*	—	*	—	36	12		—
Prepaid and other assets	1	—	*	—	*	1	2	—	*	—	*
Total Assets	773,812	365,081		69,637		1,045,812	956,075	669,178		746,851

LIABILITIES
Cash collateral on securities loaned at value	4,322	—		—		—	25,742	4,066		—
Investment securities purchased payable	4,698	4,454		—		—	11,051	211		118
Capital shares redeemed payable	454	239		32		299	291	263		383
Independent Trustees and Chief Compliance Officer fees payable	177	84		9		197	76	103		41
Distribution and service fees payable	5	3		—	*	7	6	4		3
Investment management fee payable	11	7		2		20	15	15		17
Accounting services fee payable	17	10		4		19	18	14		15
Written options at value+	510	—		—		—	—	—		5
Other liabilities	536	282		66		782	639	659		591
Total Liabilities	10,730	5,079		113		1,324	37,838	5,335		1,173
Commitments and Contingencies
(See Note 2 and Note 13)
Total Net Assets	$763,082	$360,002		$69,524		$1,044,488	$918,237	$663,843		$745,678

NET ASSETS
Capital paid in (shares authorized – unlimited)	$592,684	$263,021		$114,246		$534,025	$997,700	$551,375		$376,178
Accumulated earnings gain (loss)	170,398	96,981		(44,722)		510,463	(79,463)	112,468		369,500
Total Net Assets	$763,082	$360,002		$69,524		$1,044,488	$918,237	$663,843		$745,678

CAPITAL SHARES OUTSTANDING:
Class I	121	N/A		41		N/A	6,294	N/A		14,825
Class II	69,810	40,191		20,538		79,524	267,538	36,128		28,789

NET ASSET VALUE PER SHARE:
Class I	$10.93	N/A		$3.39		N/A	$3.36	N/A		$17.18
Class II	$10.91	$8.96		$3.38		$13.13	$3.35	$18.37		$17.06

+COST
Investments in unaffiliated securities at cost	$634,878	$282,984		$65,279		$587,723	$942,585	$577,646		$438,487
Investments in affiliated securities at cost	—	—		—		—	1,117	—		—
Bullion at cost	25,266	—		—		—	—	—		—
Cash denominated in foreign currencies at cost	214	—		—		—	295	1,238		—
Written options premiums received at cost	1,149	—		—		—	—	—		7
^Securities loaned at value	8,692	1,808		—		—	30,363	27,932		—

*	Not shown due to rounding.

(1)	Consolidated Statement of Assets and Liabilities (See Note 5 in Notes to Financial Statements).

(2)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Asset Strategy to Delaware Ivy VIP Asset Strategy.

(3)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Balanced to Delaware Ivy VIP Balanced.

(4)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Energy to Delaware Ivy VIP Energy.

(5)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Growth to Delaware Ivy VIP Growth.

(6)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP High Income to Delaware Ivy VIP High Income.

(7)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP International Core Equity to Delaware Ivy VIP International Core Equity.

(8)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Mid Cap Growth to Delaware Ivy VIP Mid Cap Growth.

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	51

STATEMENTS OF ASSETS AND LIABILITIES	IVY VIP

AS OF JUNE 30, 2021 (UNAUDITED)

(In thousands, except per share amounts)	Natural Resources(1)		Science and Technology(2)	Small Cap Core(3)		Small Cap Growth(4)
ASSETS
Investments in unaffiliated securities at value+^	$88,453		$718,532	$200,831		$486,887
Investments at Value	88,453		718,532	200,831		486,887
Investment securities sold receivable	25		430	1,315		3,908
Dividends and interest receivable	141		226	65		3,758
Capital shares sold receivable	61		177	2		137
Receivable from affiliates	—		—	—		26
Receivable from securities lending income – net	—	*	—	1		1
Prepaid and other assets	—	*	1	—	*	1
Total Assets	88,680		719,366	202,214		494,718

LIABILITIES
Cash collateral on securities loaned at value	151		—	2,184		1,697
Cash denominated in foreign currencies at value+	24		—	—		—
Investment securities purchased payable	5		4,286	1,744		6,198
Capital shares redeemed payable	24		334	48		271
Independent Trustees and Chief Compliance Officer fees payable	22		76	40		96
Distribution and service fees payable	1		5	1		3
Investment management fee payable	2		17	5		11
Accounting services fee payable	4		14	7		11
Other liabilities	90		622	183		2,606
Total Liabilities	323		5,354	4,212		10,893
Commitments and Contingencies
(See Note 2 and Note 13)
Total Net Assets	$88,357		$714,012	$198,002		$483,825

NET ASSETS
Capital paid in (shares authorized – unlimited)	$147,727		$243,343	$134,837		$276,297
Accumulated earnings gain (loss)	(59,370)		470,669	63,165		207,528
Total Net Assets	$88,357		$714,012	$198,002		$483,825

CAPITAL SHARES OUTSTANDING:
Class I	N/A		50	N/A		4,997
Class II	22,943		18,070	12,004		36,704

NET ASSET VALUE PER SHARE:
Class I	N/A		$39.74	N/A		$11.66
Class II	$3.85		$39.40	$16.50		$11.59

+COST
Investments in unaffiliated securities at cost	$82,310		$320,937	$164,333		$337,715
Cash denominated in foreign currencies at cost	(25)		—	—		—
^Securities loaned at value	147		—	6,670		2,353

*	Not shown due to rounding.

(1)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Natural Resources to Delaware Ivy VIP Natural Resources.

(2)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Science and Technology to Delaware Ivy VIP Science and Technology.

(3)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Small Cap Core to Delaware Ivy VIP Small Cap Core.

(4)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Small Cap Growth to Delaware Ivy VIP Small Cap Growth.

See Accompanying Notes to Financial Statements.

52	SEMIANNUAL REPORT	2021

STATEMENTS OF OPERATIONS	IVY VIP

FOR THE SIX MONTHS ENDED JUNE 30, 2021 (UNAUDITED)

(In thousands)	Asset Strategy(1)(2)	Balanced(3)	Energy(4)		Growth(5)	High Income(6)	International Core Equity(7)	Mid Cap Growth(8)
INVESTMENT INCOME
Dividends from unaffiliated securities	$4,806	$1,681	$721		$2,897	$944	$12,330	$1,192
Foreign dividend withholding tax	(354)	(22)	(11)		(14)	—	(1,106)	—
Interest and amortization from unaffiliated securities	2,483	1,123	—	*	— *	28,204	26	1
Interest and amortization from affiliated securities	—	—	—		—	36	—	—
Foreign interest withholding tax	— *	—	—		—	—	—	—
Securities lending income – net	14	4	1		—	166	81	2
Total Investment Income	6,949	2,786	711		2,883	29,350	11,331	1,195

EXPENSES
Investment management fee	2,539	1,222	257		3,307	2,770	2,816	2,960
Distribution and service fees:
Class II	940	437	75		1,182	1,103	828	569
Shareholder servicing:
Custodian fees	24	4	3		7	12	43	5
Independent Trustees and Chief Compliance Officer fees	50	25	3		54	35	33	22
Accounting services fee	100	54	20		110	107	81	84
Professional fees	21	7	9		5	65	8	7
Third-party valuation service fees	5	—	—		—	—	6	—
Commitment and interest expense for borrowing	—	—	—		—	31	—	—
Other	45	14	9		21	33	23	17
Total Expenses	3,724	1,763	376		4,686	4,156	3,838	3,664
Less:
Expenses in excess of limit	(96)	—	—		—	—	—	(138)
Total Net Expenses	3,628	1,763	376		4,686	4,156	3,838	3,526
Net Investment Income (Loss)	3,321	1,023	335		(1,803)	25,194	7,493	(2,331)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	60,574	18,521	2,533		54,857	840	57,457	65,228
Written options	277	38	—		—	—	—	533
Swap agreements	336	—	—		—	—	—	—
Forward foreign currency contracts	—	—	—		—	(218)	631	—
Foreign currency exchange transactions	(89)	—	—		—	11	(153)	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(16,960)	15,946	14,466		86,532	16,348	20,259	12,724
Investments in affiliated securities	—	—	—		—	(44)	—	—
Written options	635	—	—		—	—	—	(331)
Swap agreements	(301)	—	—		—	—	—	—
Forward foreign currency contracts	—	—	—		—	174	(685)	—
Foreign currency exchange transactions	(25)	—	—		—	— *	(107)	—
Net Realized and Unrealized Gain	44,447	34,505	16,999		141,389	17,111	77,402	78,154
Net Increase in Net Assets Resulting from Operations	$47,768	$35,528	$17,334		$139,586	$42,305	$84,895	$75,823

*	Not shown due to rounding.

(1)	Consolidated Statement of Operations (See Note 5 in Notes to Financial Statements).

(2)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Asset Strategy to Delaware Ivy VIP Asset Strategy.

(3)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Balanced to Delaware Ivy VIP Balanced.

(4)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Energy to Delaware Ivy VIP Energy.

(5)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Growth to Delaware Ivy VIP Growth.

(6)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP High Income to Delaware Ivy VIP High Income.

(7)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP International Core Equity to Delaware Ivy VIP International Core Equity.

(8)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Mid Cap Growth to Delaware Ivy VIP Mid Cap Growth.

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	53

STATEMENTS OF OPERATIONS	IVY VIP

FOR THE SIX MONTHS ENDED JUNE 30, 2021 (UNAUDITED)

(In thousands)	Natural Resources(1)		Science and Technology(2)	Small Cap Core(3)		Small Cap Growth(4)
INVESTMENT INCOME
Dividends from unaffiliated securities	$1,249		$1,546	$842		$397
Foreign dividend withholding tax	(41)		(97)	—		—
Interest and amortization from unaffiliated securities	—	*	12	—	*	3
Securities lending income – net	5		26	6		61
Total Investment Income	1,213		1,487	848		461

EXPENSES
Investment management fee	363		2,913	844		2,023
Distribution and service fees:
Class II	107		855	248		525
Shareholder servicing:
Custodian fees	4		6	6		7
Independent Trustees and Chief Compliance Officer fees	6		28	12		28
Accounting services fee	22		83	40		66
Professional fees	7		8	7		7
Third-party valuation service fees	1		— *	—		—
Other	17		22	9		19
Total Expenses	527		3,915	1,166		2,675
Less:
Expenses in excess of limit	—		—	—		(25)
Total Net Expenses	527		3,915	1,166		2,650
Net Investment Income (Loss)	686		(2,428)	(318)		(2,189)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	3,506		76,102	28,316		62,573
Written options	—		1,196	—		70
Swap agreements	—		—	—		(1,784)
Forward foreign currency contracts	(338)		—	—		—
Foreign currency exchange transactions	5		(24)	—		—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	9,687		784	6,656		(12,251)
Written options	—		(344)	—		29
Swap agreements	—		—	—		155
Forward foreign currency contracts	472		—	—		—
Foreign currency exchange transactions	—	*	— *	—		—
Net Realized and Unrealized Gain	13,332		77,714	34,972		48,792
Net Increase in Net Assets Resulting from Operations	$14,018		$75,286	$34,654		$46,603

*	Not shown due to rounding.

(1)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Natural Resources to Delaware Ivy VIP Natural Resources.

(2)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Science and Technology to Delaware Ivy VIP Science and Technology.

(3)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Small Cap Core to Delaware Ivy VIP Small Cap Core.

(4)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Small Cap Growth to Delaware Ivy VIP Small Cap Growth.

See Accompanying Notes to Financial Statements.

54	SEMIANNUAL REPORT	2021

STATEMENTS OF CHANGES IN NET ASSETS	IVY VIP

	Asset Strategy(1)(2)		Balanced(3)		Energy(4)
(In thousands)	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,321	$11,364	$1,023	$3,578	$335	$528
Net realized gain (loss) on investments	61,098	24,934	18,559	21,733	2,533	(13,526)
Net change in unrealized appreciation (depreciation)	(16,651)	56,099	15,946	16,478	14,466	2,711
Net Increase (Decrease) in Net Assets Resulting from Operations	47,768	92,397	35,528	41,789	17,334	(10,287)

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class I	(7)	(14)	N/A	N/A	— *	(4)
Class II	(14,256)	(25,939)	(25,006)	(21,608)	(182)	(710)
Total Distributions to Shareholders	(14,263)	(25,953)	(25,006)	(21,608)	(182)	(714)
Capital Share Transactions	(34,997)	(74,478)	5,754	(17,294)	8,830	12,886
Net Increase (Decrease) in Net Assets	(1,492)	(8,034)	16,276	2,887	25,982	1,885
Net Assets, Beginning of Period	764,574	772,608	343,726	340,839	43,542	41,657
Net Assets, End of Period	$763,082	$764,574	$360,002	$343,726	$69,524	$43,542

	Growth(5)		High Income(6)		International Core Equity(7)
(In thousands)	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(1,803)	$(1,655)	$25,194	$51,672	$7,493	$6,627
Net realized gain (loss) on investments	54,857	100,050	633	(18,616)	57,935	(40,116)
Net change in unrealized appreciation	86,532	124,851	16,478	14,461	19,467	74,661
Net Increase in Net Assets Resulting from Operations	139,586	223,246	42,305	47,517	84,895	41,172
Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class I	N/A	N/A	(1,264)	(1,439)	N/A	N/A
Class II	(98,262)	(112,472)	(52,760)	(57,105)	(6,911)	(14,682)
Total Distributions to Shareholders	(98,262)	(112,472)	(54,024)	(58,544)	(6,911)	(14,682)
Capital Share Transactions	106,983	(5,293)	50,487	4,623	(63,559)	(76,149)
Net Increase (Decrease) in Net Assets	148,307	105,481	38,768	(6,404)	14,425	(49,659)
Net Assets, Beginning of Period	896,181	790,700	879,469	885,873	649,418	699,077
Net Assets, End of Period	$1,044,488	$896,181	$918,237	$879,469	$663,843	$649,418

*	Not shown due to rounding.

(1)	Consolidated Statements of Changes in Net Assets (See Note 5 in Notes to Financial Statements).

(2)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Asset Strategy to Delaware Ivy VIP Asset Strategy.

(3)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Balanced to Delaware Ivy VIP Balanced.

(4)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Energy to Delaware Ivy VIP Energy.

(5)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Growth to Delaware Ivy VIP Growth.

(6)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP High Income to Delaware Ivy VIP High Income.

(7)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP International Core Equity to Delaware Ivy VIP International Core Equity.

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	55

STATEMENTS OF CHANGES IN NET ASSETS	IVY VIP

	Mid Cap Growth(1)		Natural Resources(2)		Science and Technology(3)
(In thousands)	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(2,331)	$(2,369)	$686	$992	$(2,428)	$(3,854)
Net realized gain (loss) on investments	65,761	84,758	3,173	(17,286)	77,274	56,593
Net change in unrealized appreciation	12,393	149,625	10,159	6,453	440	132,028
Net Increase (Decrease) in Net Assets Resulting from Operations	75,823	232,014	14,018	(9,841)	75,286	184,767

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class I	(28,372)	(16,218)	N/A	N/A	(18)	(191)
Class II	(54,305)	(23,025)	(1,378)	(1,678)	(9,191)	(71,179)
Total Distributions to Shareholders	(82,677)	(39,243)	(1,378)	(1,678)	(9,209)	(71,370)
Capital Share Transactions	62,973	(50,778)	895	(1,267)	(30,432)	(15,453)
Net Increase (Decrease) in Net Assets	56,119	141,993	13,535	(12,786)	35,645	97,944
Net Assets, Beginning of Period	689,559	547,566	74,822	87,608	678,367	580,423
Net Assets, End of Period	$745,678	$689,559	$88,357	$74,822	$714,012	$678,367

	Small Cap Core(4)		Small Cap Growth(5)
(In thousands)	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(318)	$(231)	$(2,189)	$(2,550)
Net realized gain (loss) on investments	28,316	(1,117)	60,859	61,996
Net change in unrealized appreciation (depreciation)	6,656	12,595	(12,067)	72,583
Net Increase in Net Assets Resulting from Operations	34,654	11,247	46,603	132,029

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class I	N/A	N/A	(6,960)	—
Class II	—	(8,738)	(51,659)	—
Total Distributions to Shareholders	—	(8,738)	(58,619)	—
Capital Share Transactions	(19,522)	(7,655)	31,304	(56,435)
Net Increase (Decrease) in Net Assets	15,132	(5,146)	19,288	75,594
Net Assets, Beginning of Period	182,870	188,016	464,537	388,943
Net Assets, End of Period	$198,002	$182,870	$483,825	$464,537

(1)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Mid Cap Growth to Delaware Ivy VIP Mid Cap Growth.

(2)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Natural Resources to Delaware Ivy VIP Natural Resources.

(3)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Science and Technology to Delaware Ivy VIP Science and Technology.

(4)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Small Cap Core to Delaware Ivy VIP Small Cap Core.

(5)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Small Cap Growth to Delaware Ivy VIP Small Cap Growth.

See Accompanying Notes to Financial Statements.

56	SEMIANNUAL REPORT	2021

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2021	SEMIANNUAL REPORT	57

FINANCIAL HIGHLIGHTS	IVY VIP

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Asset Strategy
Class I Shares
Six-month period ended 6-30-2021 (unaudited)	$10.45	$0.05	$0.64	$0.69	$(0.02)	$(0.19)	$(0.21)
Year ended 12-31-2020	9.50	0.17	1.16	1.33	(0.22)	(0.16)	(0.38)
Year ended 12-31-2019	8.29	0.20	1.63	1.83	(0.23)	(0.39)	(0.62)
Year ended 12-31-2018	9.37	0.18	(0.67)	(0.49)	(0.20)	(0.39)	(0.59)
Year ended 12-31-2017(4)	8.57	0.08	0.88	0.96	(0.16)	—	(0.16)

Class II Shares
Six-month period ended 6-30-2021 (unaudited)	10.44	0.05	0.63	0.68	(0.02)	(0.19)	(0.21)
Year ended 12-31-2020	9.50	0.15	1.15	1.30	(0.20)	(0.16)	(0.36)
Year ended 12-31-2019	8.29	0.18	1.62	1.80	(0.20)	(0.39)	(0.59)
Year ended 12-31-2018	9.37	0.16	(0.67)	(0.51)	(0.18)	(0.39)	(0.57)
Year ended 12-31-2017	8.04	0.03	1.44	1.47	(0.14)	—	(0.14)
Year ended 12-31-2016	8.30	0.06	(0.27)	(0.21)	(0.05)	—	(0.05)

Balanced
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	8.71	0.03	0.88	0.91	(0.09)	(0.57)	(0.66)
Year ended 12-31-2020	8.22	0.09	0.94	1.03	(0.11)	(0.43)	(0.54)
Year ended 12-31-2019	7.46	0.11	1.44	1.55	(0.14)	(0.65)	(0.79)
Year ended 12-31-2018	7.95	0.12	(0.36)	(0.24)	(0.13)	(0.12)	(0.25)
Year ended 12-31-2017	7.47	0.12	0.70	0.82	(0.12)	(0.22)	(0.34)
Year ended 12-31-2016	8.76	0.11	0.00 *	0.11	(0.12)	(1.28)	(1.40)

Energy
Class I Shares
Six-month period ended 6-30-2021 (unaudited)	2.48	0.01	0.91	0.92	(0.01)	—	(0.01)
Year ended 12-31-2020	4.02	0.04	(1.52)	(1.48)	(0.06)	—	(0.06)
Year ended 12-31-2019	3.88	0.03	0.11	0.14	—	—	—
Year ended 12-31-2018	5.87	0.00 *	(1.99)	(1.99)	—	—	—
Year ended 12-31-2017(4)	5.84	0.06	0.02	0.08	(0.05)	—	(0.05)

Class II Shares
Six-month period ended 6-30-2021 (unaudited)	2.48	0.02	0.89	0.91	(0.01)	—	(0.01)
Year ended 12-31-2020	4.00	0.04	(1.52)	(1.48)	(0.04)	—	(0.04)
Year ended 12-31-2019	3.87	0.02	0.11	0.13	—	—	—
Year ended 12-31-2018	5.87	(0.02)	(1.98)	(2.00)	—	—	—
Year ended 12-31-2017	6.77	0.04	(0.90)	(0.86)	(0.04)	—	(0.04)
Year ended 12-31-2016	5.04	(0.02)	1.76	1.74	(0.01)	—	(0.01)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value. Total returns do not reflect a sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	For the period from April 28, 2017 (commencement of operations of the class) through December 31, 2017.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended December 31, 2017.

58	SEMIANNUAL REPORT	2021

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Growth
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	$12.70	$(0.02)	$1.81	$1.79	$—	$(1.36)	$(1.36)
Year ended 12-31-2020	11.33	(0.02)	3.03	3.01	—	(1.64)	(1.64)
Year ended 12-31-2019	11.02	(0.01)	3.58	3.57	—	(3.26)	(3.26)
Year ended 12-31-2018	12.09	0.00 *	0.36	0.36	— *	(1.43)	(1.43)
Year ended 12-31-2017	10.30	0.01	2.84	2.85	(0.03)	(1.03)	(1.06)
Year ended 12-31-2016	11.42	0.03	0.03	0.06	— *	(1.18)	(1.18)

High Income
Class I Shares
Six-month period ended 6-30-2021 (unaudited)	3.41	0.10	0.06	0.16	(0.21)	—	(0.21)
Year ended 12-31-2020	3.48	0.21	(0.03)	0.18	(0.25)	—	(0.25)
Year ended 12-31-2019	3.35	0.24	0.13	0.37	(0.24)	—	(0.24)
Year ended 12-31-2018	3.65	0.23	(0.29)	(0.06)	(0.24)	—	(0.24)
Year ended 12-31-2017 (4)	3.73	0.16	(0.03)	0.13	(0.21)	—	(0.21)

Class II Shares
Six-month period ended 6-30-2021 (unaudited)	3.40	0.10	0.06	0.16	(0.21)	—	(0.21)
Year ended 12-31-2020	3.47	0.20	(0.03)	0.17	(0.24)	—	(0.24)
Year ended 12-31-2019	3.34	0.23	0.13	0.36	(0.23)	—	(0.23)
Year ended 12-31-2018	3.64	0.22	(0.29)	(0.07)	(0.23)	—	(0.23)
Year ended 12-31-2017	3.61	0.23	0.01	0.24	(0.21)	—	(0.21)
Year ended 12-31-2016	3.35	0.24	0.28	0.52	(0.26)	—	(0.26)

International Core Equity
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	16.35	0.20	2.01	2.21	(0.19)	—	(0.19)
Year ended 12-31-2020	15.65	0.16	0.88	1.04	(0.34)	— *	(0.34)
Year ended 12-31-2019	14.66	0.29	2.28	2.57	(0.25)	(1.33)	(1.58)
Year ended 12-31-2018	18.58	0.30	(3.45)	(3.15)	(0.28)	(0.49)	(0.77)
Year ended 12-31-2017	15.30	0.23	3.29	3.52	(0.24)	—	(0.24)
Year ended 12-31-2016	15.53	0.24	(0.11)	0.13	(0.20)	(0.16)	(0.36)

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	59

FINANCIAL HIGHLIGHTS	IVY VIP

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Asset Strategy
Class I Shares
Six-month period ended 6-30-2021 (unaudited)	$10.93	6.64%	$1		0.72	%(5)	0.91	%(5)	0.75	%(5)	0.88	%(5)	39%
Year ended 12-31-2020	10.45	14.16	—	*	0.77		1.83		—		—		44
Year ended 12-31-2019	9.50	22.08	1		0.77		2.19		0.77		2.19		46
Year ended 12-31-2018	8.29	-5.20	—	*	0.78		1.91		0.78		1.91		58
Year ended 12-31-2017(4)	9.37	11.16	—	*	0.74	(5)	1.30	(5)	—		—		39	(6)

Class II Shares
Six-month period ended 6-30-2021 (unaudited)	10.91	6.50	762		0.97	(5)	0.88	(5)	0.99	(5)	0.86	(5)	39
Year ended 12-31-2020	10.44	13.88	764		1.02		1.60		—		—		44
Year ended 12-31-2019	9.50	21.78	772		1.02		1.94		—		—		46
Year ended 12-31-2018	8.29	-5.44	753		1.03		1.65		—		—		58
Year ended 12-31-2017	9.37	18.27	936		1.02		0.35		—		—		39
Year ended 12-31-2016	8.04	-2.57	954		1.01		0.70		1.02		0.69		68

Balanced
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	8.96	10.64	360		1.01	(5)	0.59	(5)	—		—		21
Year ended 12-31-2020	8.71	14.11	344		1.02		1.13		—		—		61
Year ended 12-31-2019	8.22	22.09	341		1.01		1.38		—		—		44
Year ended 12-31-2018	7.46	-3.24	310		1.01		1.55		—		—		54
Year ended 12-31-2017	7.95	11.37	362		1.01		1.54		—		—		48
Year ended 12-31-2016	7.47	2.03	361		1.01		1.53		—		—		54

Energy
Class I Shares
Six-month period ended 6-30-2021 (unaudited)	3.39	36.70	—	*	1.37	(5)	0.70	(5)	—		—		13
Year ended 12-31-2020	2.48	-36.67	—	*	1.06		1.89		1.12		1.83		54
Year ended 12-31-2019	4.02	3.74	—	*	1.04		0.64		—		—		21
Year ended 12-31-2018	3.88	-33.96	—	*	0.94		-0.09		0.94		-0.09		37
Year ended 12-31-2017(4)	5.87	1.55	—	*	0.92	(5)	1.70	(5)	—		—		22	(6)

Class II Shares
Six-month period ended 6-30-2021 (unaudited)	3.38	36.55	70		1.22	(5)	1.11	(5)	—		—		13
Year ended 12-31-2020	2.48	-36.83	44		1.31		1.62		1.37		1.56		54
Year ended 12-31-2019	4.00	3.48	42		1.29		0.42		—		—		21
Year ended 12-31-2018	3.87	-34.14	39		1.19		-0.41		—		—		37
Year ended 12-31-2017	5.87	-12.64	169		1.19		0.75		—		—		22
Year ended 12-31-2016	6.77	34.55	196		1.19		-0.27		—		—		31

60	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Growth
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	$13.13	15.00%	$1,044	0.99	%(5)	-0.38	%(5)	—%	—%	14%
Year ended 12-31-2020	12.70	30.55	896	1.01		-0.20		—	—	29
Year ended 12-31-2019	11.33	36.59	791	1.00		-0.05		—	—	30
Year ended 12-31-2018	11.02	2.28	669	1.00		-0.02		—	—	37
Year ended 12-31-2017	12.09	29.34	883	0.99		0.05		—	—	41
Year ended 12-31-2016	10.30	1.22	835	0.98		0.26		1.00	0.24	53

High Income
Class I Shares
Six-month period ended 6-30-2021 (unaudited)	3.36	4.96	21	0.67	(5)	5.83	(5)	—	—	36
Year ended 12-31-2020	3.41	6.30	20	0.69		6.54		—	—	52
Year ended 12-31-2019	3.48	11.49	27	0.67		6.82		—	—	35
Year ended 12-31-2018	3.35	-1.86	44	0.66		6.50		0.66	6.50	42
Year ended 12-31-2017(4)	3.65	3.42	56	0.66	(5)	6.53	(5)	—	—	52	(6)

Class II Shares
Six-month period ended 6-30-2021 (unaudited)	3.35	4.83	897	0.92	(5)	5.57	(5)	—	—	—
Year ended 12-31-2020	3.40	6.03	859	0.94		6.28		—	—	52
Year ended 12-31-2019	3.47	11.19	859	0.92		6.57		—	—	35
Year ended 12-31-2018	3.34	-2.11	803	0.91		6.27		—	—	42
Year ended 12-31-2017	3.64	6.68	887	0.91		6.22		—	—	52
Year ended 12-31-2016	3.61	16.19	845	0.89		6.97		0.92	6.94	36

International Core Equity
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	18.37	13.57	664	1.16	(5)	2.26	(5)	—	—	52
Year ended 12-31-2020	16.35	7.19	649	1.17		1.10		—	—	82
Year ended 12-31-2019	15.65	18.69	699	1.16		1.93		—	—	69
Year ended 12-31-2018	14.66	-17.81	676	1.16		1.70		—	—	51
Year ended 12-31-2017	18.58	23.16	835	1.16		1.33		—	—	59
Year ended 12-31-2016	15.30	1.08	736	1.17		1.60		—	—	77

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	61

FINANCIAL HIGHLIGHTS	IVY VIP

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Mid Cap Growth
Class I Shares
Six-month period ended 6-30-2021 (unaudited)	$17.60	$(0.05)	$1.86	$1.81	$—	$(2.23)	$(2.23)
Year ended 12-31-2020	12.77	(0.04)	5.89	5.85	—	(1.02)	(1.02)
Year ended 12-31-2019	11.10	(0.02)	3.95	3.93	—	(2.26)	(2.26)
Year ended 12-31-2018	11.63	(0.02)	0.09	0.07	—	(0.60)	(0.60)
Year ended 12-31-2017(4)	10.30	0.00 *	1.64	1.64	—	(0.31)	(0.31)

Class II Shares
Six-month period ended 6-30-2021 (unaudited)	17.48	(0.07)	1.84	1.77	—	(2.19)	(2.19)
Year ended 12-31-2020	12.69	(0.07)	5.85	5.78	—	(0.99)	(0.99)
Year ended 12-31-2019	11.07	(0.06)	3.94	3.88	—	(2.26)	(2.26)
Year ended 12-31-2018	11.61	(0.05)	0.09	0.04	—	(0.58)	(0.58)
Year ended 12-31-2017	9.44	(0.04)	2.52	2.48	—	(0.31)	(0.31)
Year ended 12-31-2016	9.42	(0.01)	0.55	0.54	—	(0.52)	(0.52)

Natural Resources
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	3.30	0.03	0.58	0.61	(0.06)	—	(0.06)
Year ended 12-31-2020	3.84	0.04	(0.51)	(0.47)	(0.07)	—	(0.07)
Year ended 12-31-2019	3.55	0.07	0.26	0.33	(0.04)	—	(0.04)
Year ended 12-31-2018	4.63	0.03	(1.10)	(1.07)	(0.01)	—	(0.01)
Year ended 12-31-2017	4.50	0.00 *	0.14	0.14	(0.01)	—	(0.01)
Year ended 12-31-2016	3.66	0.01	0.86	0.87	(0.03)	—	(0.03)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value. Total returns do not reflect a sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	For the period from April 28, 2017 (commencement of operations of the class) through December 31, 2017.

(5)	For the period from November 5, 2018 (commencement of operations of the class) through December 31, 2018.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended December 31, 2017.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended December 31, 2018.

(9)	Expense ratio based on the period excluding reorganization expenses was 0.89%.

(10)	Expense ratio based on the period excluding reorganization expenses was 1.14%.

62	SEMIANNUAL REPORT	2021

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Science and Technology
Class I Shares
Six-month period ended 6-30-2021 (unaudited)	$36.13	$(0.09)	$4.21	$4.12	$—	$(0.51)	$(0.51)
Year ended 12-31-2020	29.94	(0.14)	10.31	10.17	—	(3.98)	(3.98)
Year ended 12-31-2019	21.91	(0.06)	10.95	10.89	—	(2.86)	(2.86)
Year ended 12-31-2018	27.04	(0.03)	(1.24)	(1.27)	—	(3.86)	(3.86)
Year ended 12-31-2017 (4)	25.22	(0.04)	4.16	4.12	—	(2.30)	(2.30)

Class II Shares
Six-month period ended 6-30-2021 (unaudited)	35.87	(0.13)	4.17	4.04	—	(0.51)	(0.51)
Year ended 12-31-2020	29.82	(0.21)	10.24	10.03	—	(3.98)	(3.98)
Year ended 12-31-2019	21.84	(0.13)	10.90	10.77	—	(2.79)	(2.79)
Year ended 12-31-2018	27.04	(0.11)	(1.23)	(1.34)	—	(3.86)	(3.86)
Year ended 12-31-2017	22.34	(0.13)	7.08	6.95	—	(2.25)	(2.25)
Year ended 12-31-2016	22.96	(0.11)	0.34	0.23	—	(0.85)	(0.85)

Small Cap Core
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	13.85	(0.03)	2.68	2.65	—	—	—
Year ended 12-31-2020	13.71	(0.02)	0.80	0.78	—	(0.64)	(0.64)
Year ended 12-31-2019	13.51	0.00 *	3.12	3.12	—	(2.92)	(2.92)
Year ended 12-31-2018	18.32	(0.06)	(1.37)	(1.43)	(0.02)	(3.36)	(3.38)
Year ended 12-31-2017	18.34	0.00 *	2.21	2.21	—	(2.23)	(2.23)
Year ended 12-31-2016	15.66	0.01	4.17	4.18	(0.07)	(1.43)	(1.50)

Small Cap Growth
Class I Shares
Six-month period ended 6-30-2021 (unaudited)	12.15	(0.04)	1.17	1.13	(0.14)	(1.48)	(1.62)
Year ended 12-31-2020	8.80	(0.04)	3.39	3.35	—	—	—
Year ended 12-31-2019	7.69	(0.05)	1.85	1.80	—	(0.69)	(0.69)
Year ended 12-31-2018 (5)	8.76	0.00 *	(1.07)	(1.07)	—	—	—

Class II Shares
Six-month period ended 6-30-2021 (unaudited)	12.08	(0.06)	1.17	1.11	(0.12)	(1.48)	(1.60)
Year ended 12-31-2020	8.77	(0.06)	3.37	3.31	—	—	—
Year ended 12-31-2019	7.68	(0.07)	1.85	1.78	—	(0.69)	(0.69)
Year ended 12-31-2018	11.63	(0.06)	0.03	(0.03)	(0.05)	(3.87)	(3.92)
Year ended 12-31-2017	9.69	(0.07)	2.27	2.20	—	(0.26)	(0.26)
Year ended 12-31-2016	10.60	(0.07)	0.23	0.16	—	(1.07)	(1.07)

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	63

FINANCIAL HIGHLIGHTS	IVY VIP

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Mid Cap Growth
Class I Shares
Six-month period ended 6-30-2021 (unaudited)	$17.18	11.37%	$255		0.85	%(6)	-0.51	%(6)	0.89	%(6)	-0.55	%(6)	16%
Year ended 12-31-2020	17.60	49.37	246		0.85		-0.27		0.90		-0.32		25
Year ended 12-31-2019	12.77	38.28	233		0.85		-0.20		0.90		-0.25		20
Year ended 12-31-2018	11.10	0.20	184		0.85		-0.14		0.90		-0.19		53
Year ended 12-31-2017(4)	11.63	16.44	131		0.85	(6)	0.056	(6)	0.89	(6)	0.01	(6)	25	(7)

Class II Shares
Six-month period ended 6-30-2021 (unaudited)	17.06	11.23	491		1.10	(6)	-0.75	(6)	1.14	(6)	-0.79	(6)	16
Year ended 12-31-2020	17.48	49.00	444		1.10		-0.53		1.15		-0.58		25
Year ended 12-31-2019	12.69	37.94	315		1.10		-0.45		1.15		-0.50		20
Year ended 12-31-2018	11.07	-0.06	230		1.10		-0.42		1.15		-0.47		53
Year ended 12-31-2017	11.61	26.89	585		1.11		-0.39		1.15		-0.43		25
Year ended 12-31-2016	9.44	6.12	615		1.10		-0.09		1.15		-0.14		33

Natural Resources
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	3.85	18.55	88		1.23	(6)	1.61	(6)	—		—		20
Year ended 12-31-2020	3.30	-11.99	75		1.31		1.40		—		—		71
Year ended 12-31-2019	3.84	9.46	88		1.24		1.88		—		—		36
Year ended 12-31-2018	3.55	-23.23	88		1.21		0.72		—		—		33
Year ended 12-31-2017	4.63	2.97	131		1.36		0.11		—		—		44
Year ended 12-31-2016	4.50	23.81	144		1.36		0.20		—		—		67

Science and Technology
Class I Shares
Six-month period ended 6-30-2021 (unaudited)	39.74	11.54	2		0.89	(6)	-0.50	(6)	—		—		15
Year ended 12-31-2020	36.13	35.70	2		0.91		-0.44		—		—		8
Year ended 12-31-2019	29.94	49.86	1		0.90		-0.23		—		—		31
Year ended 12-31-2018	21.91	-5.00	1		0.91		-0.11		0.91		-0.11		17
Year ended 12-31-2017(4)	27.04	17.24	—	*	0.90	(6)	-0.25	(6)	—		—		27	(7)

Class II Shares
Six-month period ended 6-30-2021 (unaudited)	39.41	11.40	712		1.14	(6)	-0.71	(6)	—		—		15
Year ended 12-31-2020	35.87	35.36	676		1.16		-0.67		—		—		8
Year ended 12-31-2019	29.82	49.48	579		1.15		-0.48		—		—		31
Year ended 12-31-2018	21.84	-5.23	429		1.16		-0.38		—		—		17
Year ended 12-31-2017	27.04	32.12	645		1.15		-0.51		—		—		27
Year ended 12-31-2016	22.34	1.54	514		1.15		-0.52		1.17		-0.54		16

64	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Small Cap Core
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	$16.50	19.10%	$198	1.18	%(6)	-0.32	%(6)	—%		—%		54%
Year ended 12-31-2020	13.85	7.03	183	1.20		-0.14		—		—		145
Year ended 12-31-2019	13.71	24.33	188	1.18		-0.05		—		—		126
Year ended 12-31-2018	13.51	-10.49	175	1.17		-0.34		—		—		112
Year ended 12-31-2017	18.32	13.73	316	1.15		0.01		—		—		112
Year ended 12-31-2016	18.34	28.88	348	1.16		0.08		—		—		182

Small Cap Growth
Class I Shares
Six-month period ended 6-30-2021 (unaudited)	11.66	10.37	58	0.89	(6)	-0.70	(6)	0.90	(6)	-0.71	(6)	27
Year ended 12-31-2020	12.15	38.01	59	0.89		-0.46		0.92		-0.49		50
Year ended 12-31-2019	8.80	23.68	58	0.89		-0.60		0.91		-0.62		41
Year ended 12-31-2018(5)	7.69	-12.24	52	1.05	(6)(9)	0.15	(6)	1.07	(6)	0.13	(6)	52	(8)

Class II Shares
Six-month period ended 6-30-2021 (unaudited)	11.59	10.23	426	1.14	(6)	-0.95	(6)	1.15	(6)	-0.96	(6)	27
Year ended 12-31-2020	12.08	37.66	406	1.14		-0.71		1.17		-0.74		50
Year ended 12-31-2019	8.77	23.37	331	1.14		-0.84		1.17		-0.87		41
Year ended 12-31-2018	7.68	-4.11	300	1.16	(10)	-0.52		1.18		-0.54		52
Year ended 12-31-2017	11.63	23.12	377	1.15		-0.69		1.17		-0.71		55
Year ended 12-31-2016	9.69	2.92	426	1.14		-0.79		1.16		-0.81		107

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	65

NOTES TO FINANCIAL STATEMENTS	IVY VIP

JUNE 30, 2021 (UNAUDITED)

1.	ORGANIZATION

Ivy Variable Insurance Portfolios, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Delaware Ivy VIP Asset Strategy (formerly known as Ivy VIP Asset Strategy), Delaware Ivy VIP Balanced (formerly known as Ivy VIP Balanced), Delaware Ivy VIP Energy (formerly known as Ivy VIP Energy), Delaware Ivy VIP Growth (formerly known as Ivy VIP Growth), Delaware Ivy VIP High Income (formerly known as Ivy VIP High Income), Delaware Ivy VIP International Core Equity (formerly known as Ivy VIP International Core Equity), Delaware Ivy VIP Mid Cap Growth (formerly known as Ivy VIP Mid Cap Growth), Delaware Ivy VIP Natural Resources (formerly known as Ivy VIP Natural Resources), Delaware Ivy VIP Science and Technology (formerly known as Ivy VIP Science and Technology), Delaware Ivy VIP Small Cap Core (formerly known as Ivy VIP Small Cap Core) and Delaware Ivy VIP Small Cap Growth (formerly known as Ivy VIP Small Cap Growth) (each, a “Portfolio”) are eleven series of the Trust and are the only series of the Trust included in these financial statements. The assets belonging to each Portfolio are held separately by the custodian. The investment objective, policies and risk factors of each Portfolio are described more fully in the Prospectus and Statement of Additional Information (“SAI”). Each Portfolio’s investment adviser was Ivy Investment Management Company (“IICO”) through April 30, 2021. Effective April 30, 2021, Delaware Management Company (“DMC”) is each Portfolio’s investment adviser.

Each Portfolio offers Class II shares. Asset Strategy, Energy, High Income, Mid Cap Growth, Science and Technology and Small Cap Growth also offer Class I shares. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and net asset value per share (“NAV”) may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class II shares have a distribution and service plan. Class I shares are not included in the plan.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Portfolio.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain. The financial statements reflect an estimate of the reclassification of the distribution character.

Foreign Currency Translation. Each Portfolio’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Income Taxes. It is the policy of each Portfolio to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Portfolio intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Portfolios file income tax returns in U.S. federal and applicable state jurisdictions. The

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Portfolios’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Portfolio will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Portfolios under derivative contracts, if any, will be reported separately on the Statements of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Portfolios’ Statements of Assets and Liabilities, less any collateral held by the Portfolios.

Certain Portfolios may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Portfolios may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Portfolios may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statements of Assets and Liabilities.

The risk that changes related to the use of the London Interbank Offered Rate (“LIBOR”) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (“EONIA”)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Inflation-Indexed Bonds. Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is

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generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Loans. Certain Portfolios may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates, the debtor of which may be a domestic or foreign corporation, partnership or other entity (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, the LIBOR or certificates of deposit rates. Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale, and cannot be sold publicly. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When a Portfolio purchases a participation of a loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Portfolio generally has no direct right to enforce compliance with the terms of the loan agreement. As a result, the Portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and interest.

Payment In-Kind Securities. Certain Portfolios may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in cash or in additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Portfolios may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Portfolio on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Portfolio’s NAV to the extent the Portfolio executes such transactions while remaining substantially fully invested. When a Portfolio engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Portfolio to lose the opportunity to obtain or dispose of the security at a price and yield DMC, or the Portfolio’s investment subadviser, as applicable, consider advantageous. The Portfolio maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Portfolio may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Custodian Fees. “Custodian fees” on the Statements of Operations may include interest expense incurred by a Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Portfolio. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

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Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Portfolio calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Short-term securities with maturities of 60 days or less are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Portfolio’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. DMC, pursuant to authority delegated by the Board, has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

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When a Portfolio uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Portfolio may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Portfolios’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Bullion. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded and are categorized in Level 1 of the fair value hierarchy.

Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, which are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Exchange-traded futures contracts are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over the counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price for a comparable listed option provided by an independent pricing service unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer.

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Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models used by and obtained from an independent pricing service that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3, if any, occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2, if any, occurred primarily due to the increased availability of observable market data due to increased market activity or information.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Portfolio.

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Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statements of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Portfolios use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Portfolios’ financial positions and results of operations.

Forward Foreign Currency Contracts. Each Portfolio is authorized to enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts are valued daily based upon the closing prices of the forward currency rates provided by an independent pricing service determined at the close of the NYSE. The resulting unrealized appreciation and depreciation is reported on the Statements of Assets and Liabilities as a receivable or payable and on the Statements of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statements of Operations.

Risks to a Portfolio related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Portfolio’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

High Income, International Core Equity and Natural Resources enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from foreign currencies (foreign currency exchange rate risk).

Option Contracts. Options purchased by a Portfolio are accounted for in the same manner as portfolio securities. The cost of the underlying instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Portfolio writes (sells) an option, an amount equal to the premium received by the Portfolio is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining whether a Portfolio has realized a gain or loss. When a written put is exercised, the cost basis of the instruments purchased by a Portfolio is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Portfolio’s exposure to the underlying instrument. With written options, there may be times when a Portfolio will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not beneficial to the Portfolio, due to unfavorable movement of the market price of the underlying instrument.

Option contracts can be traded on a regulated exchange or traded OTC. Unlike the trades on a regulated exchange where the clearinghouse guarantees the performances of both the buyer and the seller, to the extent a Portfolio enters into OTC option transactions with counterparties, the Portfolio will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Asset Strategy, Balanced, Mid Cap Growth, Science and Technology and Small Cap Growth purchase and write call and put options to increase or decrease hedging exposure to underlying instruments (which include credit risk, equity risk, foreign currency exchange rate risk, event risk and/or interest rate risk), increase exposure to various equity markets or certain sectors, gain exposure to or facilitate trading in certain securities and/or, in the case of options written, to generate returns from options premiums.

Swap Agreements. Each Portfolio is authorized to invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Portfolio and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”).

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Swaps are marked to market daily and changes in value are recorded as unrealized appreciation (depreciation) on the Statements of Operations. Payments received or made by the Portfolio are recorded as realized gain or loss on the Statements of Operations. Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, if any, on the Statements of Assets and Liabilities and amortized over the term of the swap. An early termination payment received or made at an early termination or a final payment made at the maturity of the swap is recorded as realized gain or loss on the Statements of Operations.

After a centrally cleared swap is accepted for clearing, a Portfolio may be required to deposit initial margin with a Clearing Member in the form of cash or securities. Securities deposited as initial margin, if any, are designated on the Schedule of Investments. Cash deposited as initial margin is identified on the Schedule of Investments and is recorded as restricted cash on the Statements of Assets and Liabilities.

Total return swaps involve a commitment of one party to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities including a variety of securities or representing a particular index. To the extent the total return of the security, a basket of securities, or an index exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Asset Strategy and Small Cap Growth enter into total return swaps to hedge exposure to a security or market.

The creditworthiness of the counterparty with which a Portfolio enters into a swap agreement is monitored by DMC. If a counterparty creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Portfolio will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Portfolio may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized due to facts specific to certain situations (i.e., collateral may not have been posted by the counterparty due to the required collateral amount being less than the pre-agreed thresholds. Additionally, regulatory developments called stay resolutions and the ensuing required contractual amendments to the transactional documentation, including derivatives, permit the relevant regulators to preclude parties to a transaction from terminating trades, among other rights it may have in the trade agreements should a counterparty that it regulates experience financial distress. A relevant regulator also has the authority to reduce the value of certain liabilities owed by the counterparty to a Fund and/or convert cash liabilities of a regulated entity into equity holdings. The power given to the relevant regulators includes the ability to amend transactional agreements unilaterally, modify the maturity of eligible liabilities, reduce the amount of interest payable or change the date on which interest becomes payable, among other powers.

To prevent incurring losses due to the counterparty credit risk, DMC actively monitors the creditworthiness of the counterparties with which it has entered financial transactions. DMC consistently and frequently risk manages the credit risk of the counterparties it faces in transactions.

Collateral and rights of offset. A Portfolio mitigates credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing all OTC derivative transactions between the Portfolio and each of its counterparties. Although it is not possible to eliminate credit risk entirely, the CSA allows the Portfolio and its counterparty to reduce their exposure to the risk of payment default by the other party by holding an amount in collateral equivalent to the realized and unrealized amount of exposure to the counterparty, which is generally held by the Portfolio’s custodian. An amount of collateral is moved to/from applicable counterparties only if the amount of collateral required to be posted surpasses both the threshold and the minimum transfer amount pre-agreed in the CSA between the Portfolio and the counterparty. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. The following tables present financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement as of June 30, 2021:

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Assets

				Gross Amounts Not Offset on the Statements of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statements of Assets and Liabilities	Net Amounts of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
Asset Strategy
Investments in unaffiliated securities at value*	$223	$—	$223	$(153)	$—	$—	$70
High Income
Unrealized appreciation on forward foreign currency contracts	$174	$—	$174	$—	$—	$—	$174

*	Purchased options are reported as investments in unaffiliated securities on the Statements of Assets and Liabilities.

Liabilities

					Gross Amounts Not Offset on the Statements of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
Asset Strategy
Written options at value	$153	$—	$153	$(153)	$—	$—	$—

Additional	Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of June 30, 2021:

		Assets		Liabilities
Portfolio	Type of Risk Exposure	Statements of Assets & Liabilities Location	Value	Statements of Assets & Liabilities Location	Value
Asset Strategy	Equity	Investments in unaffiliated securities at value*	$1,755	Written options at value	$510
High Income	Foreign currency	Unrealized appreciation on forward foreign currency contracts	174		—
Mid Cap Growth	Equity		—	Written options at value	5

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

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Amount of realized gain (loss) on derivatives recognized on the Statements of Operations for the period ended June 30, 2021:

		Net realized gain (loss) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Asset Strategy	Equity	$1,615	$336	$—	$277	$—	$2,228
Balanced	Equity	—	—	—	38	—	38
High Income	Foreign currency	—	—	—	—	(218)	(218)
International Core Equity	Foreign currency	—	—	—	—	631	631
Mid Cap Growth	Equity	(2,000)	—	—	533	—	(1,467)
Natural Resources	Foreign currency	—	—	—	—	(338)	(338)
Science and Technology	Equity	(995)	—	—	1,196	—	201
Small Cap Growth	Equity	(203)	(1,784)	—	70	—	(1,917)

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statements of Operations for the period ended June 30, 2021:

		Net change in unrealized appreciation (depreciation) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Asset Strategy	Equity	$399	$(301)	$—	$635	$—	$733
High Income	Foreign currency	—	—	—	—	174	174
International Core Equity	Foreign currency	—	—	—	—	(685)	(685)
Mid Cap Growth	Equity	1,017	—	—	(331)	—	686
Natural Resources	Foreign currency	—	—	—	—	472	472
Science and Technology	Equity	—	—	—	(344)	—	(344)
Small Cap Growth	Equity	240	155	—	29	—	424

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the period ended June 30, 2021, the average derivative volume was as follows:

Portfolio	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Asset Strategy	$—	$—	$—	$7,201	$1,052	$432
Balanced	—	—	—	—	—	8
High Income	16	—	—	—	—	—
International Core Equity	98	—	—	—	—	—
Mid Cap Growth	—	—	—	—	228	21
Natural Resources	67	—	—	—	—	—
Science and Technology	—	—	—	—	186	161
Small Cap Growth	—	—	—	13,381	13	34

(1)	Average absolute value of unrealized appreciation/depreciation during the period.
(2)	Average value outstanding during the period.
(3)	Average notional amount outstanding during the period.

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5.	BASIS OF CONSOLIDATION FOR THE ASSET STRATEGY PORTFOLIO

Ivy VIP ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for Asset Strategy (referred to as “the Portfolio” in this subsection). VIP ASF III (SBP), LLC (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Portfolio. The Subsidiary and the Company act as investment vehicles for the Portfolio, in order to affect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and SAI.

The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio, its Subsidiary and the Company. The consolidated financial statements include the accounts of the Portfolio, its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of June 30, 2021 of the Subsidiary and the Company to the Portfolio (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary/Company Net Assets	Percentage of Portfolio Net Assets
Ivy VIP ASF II, Ltd.	1-31-13	4-10-13	$763,082	$36,773	4.82%
VIP ASF III (SBP), LLC	4-9-13	4-23-13	763,082	17	0.00

6.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. IICO served as each Portfolio’s investment adviser through April 30, 2021. Effective April 30, 2021, DMC serves as each Portfolio’s investment adviser. The management fee is accrued daily by each Portfolio at the following annual rates as a percentage of average daily net assets:

Portfolio (M—Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	$3,000 to $5,000M	$5,000 to $10,000M	Over $10,000M
Asset Strategy	0.700	0.700	0.650	0.650	0.600	0.550	0.550	0.550
Balanced	0.700	0.700	0.650	0.650	0.600	0.550	0.550	0.550
Energy	0.850	0.850	0.830	0.830	0.800	0.760	0.760	0.760
Growth	0.700	0.700	0.650	0.650	0.600	0.550	0.550	0.550
High Income	0.625	0.600	0.550	0.500	0.500	0.500	0.500	0.500
International Core Equity	0.850	0.850	0.830	0.830	0.800	0.760	0.760	0.760
Mid Cap Growth	0.850	0.850	0.830	0.830	0.800	0.760	0.760	0.760
Natural Resources	0.850	0.850	0.830	0.830	0.800	0.760	0.730	0.700
Science and Technology	0.850	0.850	0.830	0.830	0.800	0.760	0.760	0.760
Small Cap Core	0.850	0.850	0.830	0.830	0.800	0.760	0.760	0.760
Small Cap Growth	0.850	0.850	0.830	0.830	0.800	0.760	0.760	0.760

DMC has voluntarily agreed to waive a Portfolio’s investment management fee on any Portfolio that is not subadvised on any day that the Portfolio’s net assets are less than $25 million, subject to DMC’s right to change or modify this waiver. See Expense Reimbursements and/or Waivers for more information.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Portfolio records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Portfolios are shown on the Statement of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with Waddell & Reed Services Company (“WRSCO”), doing business as WI Services Company (“WISC”). Under the agreement, WISC acts as the

76	SEMIANNUAL REPORT	2021

agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Portfolio records, pricing of Portfolio shares and preparation of certain shareholder reports. For these services, each Portfolio pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M—Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

Each Portfolio also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Portfolio’s net assets are at least $10 million and is included in “Accounting services fee” on the Statements of Operations.

Shareholder Servicing. Under the Transfer Agency Agreement between the Trust and WISC, each Portfolio reimburses WISC for certain out-of-pocket costs.

Service Plan. Class II. Under a Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act, each Portfolio may pay a service fee to Ivy Distributors, Inc. (“IDI”) through April 30, 2021 and Delaware Distributors, L.P. (“DDLP”) effective April 30, 2021 for Class II shares in an amount not to exceed 0.25% of the Portfolio’s average annual net assets. The fee is to be paid to compensate IDI/DDLP for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of Policyowner accounts.

Expense Reimbursements and/or Waivers. DMC, the Portfolios’ investment manager, DDLP, the Portfolios’ distributor, and/or Waddell & Reed Services Company, doing business as WISC, the Portfolios’ transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any). Portfolio and class expense limitations and related waivers/reimbursements for the period ended June 30, 2021 were as follows:

Portfolio Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Asset Strategy	All Classes	Contractual	5-1-2021	4-30-2022	N/A	$96	(1)	Investment Management Fee
	Class I	Contractual	4-28-2017	4-30-2022	Class II less 0.25%	$—		N/A
Energy	Class I	Contractual	4-28-2017	4-30-2022	Class II less 0.25%	$—		N/A
High Income	Class I	Contractual	4-28-2017	4-30-2022	Class II less 0.25%	$—		N/A
Mid Cap Growth	All Classes	Contractual	4-28-2017	4-30-2022	N/A	$137	(2)	Investment Management Fee
	Class I	Contractual	4-28-2017	4-30-2022	0.85%	$—		N/A
	Class I	Contractual	4-28-2017	4-30-2022	Class II less 0.25%	$—		N/A
	Class II	Contractual	5-1-2012	4-30-2022	1.10%	$1		12b-1 Fees and/or Shareholder Servicing
Science and Technology	Class I	Contractual	4-28-2017	4-30-2022	Class II less 0.25%	$—		N/A
Small Cap Growth	All Classes	Contractual	4-28-2017	4-30-2022	N/A	$24	(2)	Investment Management Fee
	Class I	Contractual	11-5-2018	4-30-2022	Class II less 0.25%	$—		N/A
	Class II	Contractual	10-1-2016	4-30-2022	1.14%	$1		12b-1 Fees and/or Shareholder Servicing

(1)	The Portfolio’s investment management fee is being reduced by 0.15% of average daily net assets until April 30, 2022.

(2)	Due to Class I and/or Class II contractual expense limits, investment management fees were waived for all share classes.

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Any amounts due to the Portfolios as a reimbursement but not paid as of June 30, 2021 are shown as a receivable from affiliates on the Statements of Assets and Liabilities.

7.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Ivy Funds, Ivy Variable Insurance Portfolios and InvestEd Portfolios (collectively, the “Funds” only for purposes of this footnote 7) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended June 30, 2021.

8.	AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended June 30, 2021 follows:

Portfolio	12-31-20 Value	Gross Additions		Gross Reductions	Realized Gain/ (Loss)	Net Change in Unrealized Depreciation	6-30-21 Value	Distributions Received	Capital Gain Distributions
High Income
Larchmont Resources LLC(1)(2(3))	$40	$4	(5)	$—	$—	$(39)	$1	$—	$—

						Net Change in Unrealized Depreciation		Interest Received
Larchmont Resources LLC (9.000% Cash or 9.000% PIK), 9.000%, 8-9-21(2)(4)	$312	$—		$—	$—	$(1)	$311	$36	$—

*	Not shown due to rounding.
(1)	No dividends were paid during the preceding 12 months.
(2)	Securities whose value was determined using significant unobservable inputs.
(3)	Restricted security.
(4)	Payment-in-kind bond.
(5)	The amount shown of $4 represents accretion.

9.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended June 30, 2021, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Asset Strategy	$62,032	$208,863	$14,954	$293,474
Balanced	38,594	33,667	17,934	71,423
Energy	—	15,518	—	7,231
Growth	—	134,068	—	127,592
High Income	—	307,091	—	328,608
International Core Equity	—	334,135	—	394,574
Mid Cap Growth	—	107,196	—	130,508
Natural Resources	—	16,333	—	17,118
Science and Technology	—	100,647	—	152,112
Small Cap Core	—	108,166	—	130,520
Small Cap Growth	—	124,787	—	155,934

10.	LOANS OF PORTFOLIO SECURITIES ($ amounts in thousands)

Each Portfolio may lend their portfolio securities only to borrowers that are approved by the Portfolio’s securities lending agent, The Bank of New York Mellon (“BNYM”). The borrower pledges and maintains with the Portfolio collateral consisting of cash or securities issued or guaranteed by the U.S. government. The collateral received by the Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% of the market value for all other securities, except in the case of loans of foreign securities which are

78	SEMIANNUAL REPORT	2021

denominated and payable in U.S. dollars, in which case the collateral is required to have a value of at least 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio and any excess collateral is returned by the Portfolio on the next business day. During the term of the loan, the Portfolio is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in the Dreyfus Institutional Preferred Government Money Market Fund—Institutional Shares or certain other registered money market funds and are disclosed in the Portfolio’s Schedule of Investments and are reflected in the Statements of Assets and Liabilities as cash collateral on securities loaned at value. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Portfolio’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio and the Portfolio does not have the ability to re-hypothecate these securities. The securities on loan for each Portfolio are also disclosed in its Schedule of Investments. The total value of any securities on loan as of June 30, 2021 and the total value of the related cash collateral are disclosed in the Statements of Assets and Liabilities. Income earned by the Portfolios from securities lending activity is disclosed in the Statements of Operations.

The following is a summary of each Portfolio’s securities lending positions and related cash and non-cash collateral received as of June 30, 2021:

Portfolio	Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Asset Strategy	$8,692	$4,322	$4,562	$8,884
Balanced	1,808	—	1,845	1,845
High Income	30,363	25,742	5,298	31,040
International Core Equity	27,932	4,066	26,309	30,375
Natural Resources	147	151	—	151
Small Cap Core	6,670	2,184	4,630	6,814
Small Cap Growth	2,353	1,697	705	2,402

The cash collateral received amounts presented in the table above are transactions accounted for as secured borrowings and have an overnight and continuous maturity. The proceeds from the cash collateral received is invested in registered money market funds.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Portfolios benefit from a borrower indemnity provided by BNYM. BNYM’s indemnity allows for full replacement of securities lent wherein BNYM will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral or to the extent such proceeds are insufficient or the collateral is unavailable, BNYM will purchase the unreturned loan securities at BNYM’s expense. However, the Portfolio could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

11.	BORROWINGS

On July 1, 2019 the Trust, on behalf of High Income, along with certain other funds managed by the investment adviser (“Participating Funds”), entered into a 364-day senior unsecured revolving credit facility with Bank of New York Mellon and a group of financial institutions to be utilized to temporarily finance the repurchase or redemption of Fund shares and for other temporary or emergency purposes. The agreement was amended on June 29, 2020. The Participating Funds can borrow up to an aggregate commitment amount of $130 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit facility has the following terms: a commitment fee of 0.15% per annum of the daily amount of unused commitment amounts and interest at a rate equal to the higher of (a) the federal funds effective rate (but not below 0.0%) plus 1.25% per annum or (b) the one-month LIBOR rate (but not below 0.0%) plus 1.25% per annum on amounts borrowed. The agreement expires in June 2021 unless extended or renewed. As of June 30, 2021, if applicable, any outstanding borrowings would be disclosed as a payable for borrowing on the Statements of Assets and Liabilities. Commitment and interest fees, if any, paid by the Participating Funds are disclosed as part of commitment and interest expense for borrowing on the Statements of Operations. During the period ended June 30, 2021, the Participating Funds did not borrow under the credit facility.

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12.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Asset Strategy				Balanced
	Six months ended 6-30-21 (Unaudited)		Year ended 12-31-20		Six months ended 6-30-21 (Unaudited)		Year ended 12-31-20
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class I	85	$929	2	$18	N/A	N/A	N/A	N/A
Class II	1,185	12,656	2,297	20,591	655	$5,918	1,388	$10,666
Shares issued in reinvestment of distributions to shareholders:
Class I	1	7	1	14	N/A	N/A	N/A	N/A
Class II	1,336	14,256	2,592	25,939	2,864	25,006	3,038	21,608
Shares redeemed:
Class I	(2)	(20)	(1)	(10)	N/A	N/A	N/A	N/A
Class II	(5,893)	(62,825)	(12,999)	(121,030)	(2,794)	(25,170)	(6,423)	(49,568)
Net increase (decrease)	(3,288)	$(34,997)	(8,108)	$(74,478)	725	$5,754	(1,997)	$(17,294)

	Energy				Growth
	Six months ended 6-30-21 (Unaudited)		Year ended 12-31-20		Six months ended 6-30-21 (Unaudited)		Year ended 12-31-20
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class I	29	$92	42	$90	N/A	N/A	N/A	N/A
Class II	8,910	26,661	17,805	36,300	7,654	$97,993	6,048	$65,529
Shares issued in reinvestment of distributions to shareholders:
Class I	— *	— *	2	4	N/A	N/A	N/A	N/A
Class II	57	182	297	710	8,105	98,262	11,225	112,472
Shares redeemed:
Class I	(69)	(219)	(10)	(21)	N/A	N/A	N/A	N/A
Class II	(5,899)	(17,886)	(11,000)	(24,197)	(6,789)	(89,272)	(16,529)	(183,294)
Net increase (decrease)	3,028	$8,830	7,136	$12,886	8,970	$106,983	744	$(5,293)

	High Income				International Core Equity
	Six months ended 6-30-21 (Unaudited)		Year ended 12-31-20		Six months ended 6-30-21 (Unaudited)		Year ended 12-31-20
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class I	516	$1,792	1,120	$3,427	N/A	N/A	N/A	N/A
Class II	20,429	71,099	34,522	108,828	281	$4,962	5,497	$68,946
Shares issued in reinvestment of distributions to shareholders:
Class I	376	1,264	501	1,439	N/A	N/A	N/A	N/A
Class II	15,741	52,760	19,910	57,105	381	6,911	1,149	14,682
Shares redeemed:
Class I	(538)	(1,872)	(3,508)	(11,691)	N/A	N/A	N/A	N/A
Class II	(21,708)	(74,556)	(48,887)	(154,485)	(4,264)	(75,432)	(11,578)	(159,777)
Net increase (decrease)	14,816	$50,487	3,658	$4,623	(3,602)	$(63,559)	(4,932)	$(76,149)

* Not shown due to rounding.

80	SEMIANNUAL REPORT	2021

	Mid Cap Growth				Natural Resources
	Six months ended 6-30-21 (Unaudited)		Year ended 12-31-20		Six months ended 6-30-21 (Unaudited)		Year ended 12-31-20
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class I	1,337	$23,476	2,196	$24,761	N/A	N/A	N/A	N/A
Class II	2,900	51,397	5,890	83,518	3,443	$12,591	4,623	$13,178
Shares issued in reinvestment of distributions to shareholders:
Class I	1,803	28,372	1,323	16,218	N/A	N/A	N/A	N/A
Class II	3,474	54,305	1,888	23,025	358	1,378	586	1,678
Shares redeemed:
Class I	(2,260)	(41,077)	(7,828)	(102,324)	N/A	N/A	N/A	N/A
Class II	(2,983)	(53,500)	(7,174)	(95,976)	(3,529)	(13,074)	(5,335)	(16,123)
Net increase (decrease)	4,271	$62,973	(3,705)	$(50,778)	272	$895	(126)	$(1,267)

	Science and Technology				Small Cap Core
	Six months ended 6-30-21 (Unaudited)		Year ended 12-31-20		Six months ended 6-30-21 (Unaudited)		Year ended 12-31-20
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class I	25	$960	44	$1,383	N/A	N/A	N/A	N/A
Class II	888	33,171	2,488	74,399	955	$14,972	1,325	$14,216
Shares issued in reinvestment of distributions to shareholders:
Class I	1	18	6	191	N/A	N/A	N/A	N/A
Class II	254	9,191	2,181	71,179	—	—	823	8,738
Shares redeemed:
Class I	(35)	(1,353)	(24)	(802)	N/A	N/A	N/A	N/A
Class II	(1,923)	(72,419)	(5,252)	(161,803)	(2,155)	(34,494)	(2,654)	(30,609)
Net decrease	(790)	$(30,432)	(557)	$(15,453)	(1,200)	$(19,522)	(506)	$(7,655)

	Small Cap Growth
	Six months ended 6-30-21 (Unaudited)		Year ended 12-31-20
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class I	360	$4,478	1,175	$8,471
Class II	1,029	12,970	1,993	17,717
Shares issued in reinvestment of distributions to shareholders:
Class I	642	6,960	—	—
Class II	4,789	51,659	—	—
Shares redeemed:
Class I	(827)	(10,485)	(2,900)	(26,285)
Class II	(2,720)	(34,278)	(6,144)	(56,338)
Net increase (decrease)	3,273	$31,304	(5,876)	$(56,435)

2021	SEMIANNUAL REPORT	81

13.	COMMITMENTS

Bridge loan commitments may obligate a Portfolio to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is included in interest income on the Statements of Operations. At June 30, 2021, there were no outstanding bridge loan commitments.

14.	OTHER FUND INFORMATION

At a meeting held on January 12, 2021, the Trustees, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (“PwC”), contingent on PwC finalizing their independence assessment, to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2021. PwC affirmed their independence as an independent registered public accounting firm on February 18, 2021. During the fiscal years ended December 31, 2019 and December 31, 2020, Deloitte & Touche LLP’s (“Deloitte”) audit report on the financial statements of each Portfolio in the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and Deloitte on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of Deloitte, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on each Portfolio’s financial statements.

15.	RELATED PARTY TRANSACTIONS

Certain Portfolios are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees or common officers, complies with Rule 17a-7 under the Act. Further, as defined under such procedures, each transaction is effected at the current market price. During the period ended June 30, 2021, the Portfolios below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

	Purchases	Sales	Realized Gain (Loss)
Asset Strategy	$—	$9,456	$(600)
Balanced	—	375	25
High Income	17,436	1,431	181

16.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Portfolio	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Strategy	$692,128	$148,484	$70,121	$78,363
Balanced	282,607	80,235	2,721	77,514
Energy	65,683	9,511	5,613	3,898
Growth	587,734	457,603	9	457,594
High Income	957,001	33,862	57,634	(23,772)
International Core Equity	578,732	103,700	17,018	86,682
Mid Cap Growth	438,905	307,293	1,167	306,126
Natural Resources	82,431	13,314	7,292	6,022
Science and Technology	322,714	399,345	3,527	395,818
Small Cap Core	164,650	36,963	782	36,181
Small Cap Growth	338,049	150,837	1,999	148,838

For Federal income tax purposes, the Portfolios’ undistributed earnings and profit for the year ended December 31, 2020 and the post-October and late-year ordinary activity updated with information available through the date of this report were as follows:

82	SEMIANNUAL REPORT	2021

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late- Year Ordinary Losses Deferred
Asset Strategy	$1,209	$12,943	$—	$—	$—
Balanced	3,797	21,206	—	—	—
Energy	7	—	—	—	—
Growth	14,989	83,262	—	—	—
High Income	53,438	—	—	—	—
International Core Equity	6,907	—	—	—	—
Mid Cap Growth	8,450	74,222	—	—	—
Natural Resources	788	—	—	—	—
Science and Technology	—	9,206	—	—	—
Small Cap Core	—	—	—	—	—
Small Cap Growth	7,133	51,481	—	—	—

Internal Revenue Code regulations permit each Portfolio to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Portfolio is also permitted to defer into its next fiscal certain ordinary losses that are generated between January 1 and the end of its fiscal year.

The tax character of dividends and distributions paid during the two fiscal years ended December 31, 2020 and 2019 were as follows:

	December 31, 2020		December 31, 2019
Portfolio	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Asset Strategy	$15,087	$10,866	$15,765	$30,101
Balanced	4,491	17,117	6,330	25,351
Energy	714	—	—	—
Growth	13,693	98,779	4,140	182,797
High Income	58,544	—	58,443	—
International Core Equity	14,571	111	13,997	56,373
Mid Cap Growth	5,368	33,875	—	82,198
Natural Resources	1,678	—	870	—
Science and Technology	992	70,378	1,227	48,590
Small Cap Core	2,001	6,737	12,737	23,953
Small Cap Growth	—	—	—	29,250

(1)Includes	short-term capital gains, if any

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of December 31, 2020 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of December 31, 2020, the capital loss carryovers were as follows:

Portfolio	Short- Term Capital Loss Carryover		Long- Term Capital Loss Carryover
Asset Strategy	$—		$—
Balanced	—		—
Energy	10,567	(1)	40,488	(1)
Growth	—		—
High Income	—		80,991
International Core Equity	—		37,778
Mid Cap Growth	—		—
Natural Resources	10,471		58,592
Science and Technology	—		—
Small Cap Core	—		98
Small Cap Growth	—		—

(1)$28,772	of these Capital Loss Carryovers are subject to an annual limitation of $3,708 plus any unused limitation from prior years.

2021	SEMIANNUAL REPORT	83

PROXY VOTING INFORMATION	IVY VIP

(UNAUDITED)

Proxy Voting Guidelines

A description of the policies and procedures Ivy Variable Insurance Portfolios uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.923-3355 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX at www.ivyinvestments.com and on the SEC’s website at www.sec.gov.

84	SEMIANNUAL REPORT	2021

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	IVY VIP

(UNAUDITED)

Portfolio holdings can be found on the Trust’s website at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings of each Portfolio for the first and third quarters of each fiscal year is filed with the SEC and can be found as an exhibit to the Trust’s Form N-PORT. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

2021	SEMIANNUAL REPORT	85

OTHER INFORMATION	IVY VIP

The individual Portfolios herein have adopted a Liquidity Risk Management Program (the “Program”). The Portfolio’s board has designated a Liquidity Risk Management Committee (the “Committee”) as the administrator of the Program. The Committee or delegates of the Committee conduct the day-to-day operation of the Program. Under the Program, the Committee manages the Portfolio’s liquidity risk, which is the risk that any Portfolio could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Portfolio. This risk is managed by monitoring the degree of liquidity of the Portfolio’s investments, limiting the amount of the Portfolio’s illiquid investments, and utilizing various risk management tools and facilities available to the Portfolio for meeting shareholder redemptions, among other means. The Committee’s process of determining the degree of liquidity of the Portfolio’s investments is supported by one or more third-party liquidity assessment vendors. The Portfolio’s board reviewed a report prepared by a designee of the Committee regarding the operation, adequacy and effectiveness of the Program from the period April 1, 2020, through December 31, 2020. The report described the Program’s liquidity classification methodology and the methodology in establishing a Portfolio’s Highly Liquid Investment Minimum (“HLIM”), if necessary. The Committee reported that during the period covered by the report, there were no material changes to the Program and no significant liquidity events impacting the Portfolio or its ability to timely meet redemptions without dilution to existing shareholders. In addition, the Committee provided its assessment that the Program, including the operation of each Portfolio’s HLIM, where applicable, had been effective in managing the Portfolio’s liquidity risk.

86	SEMIANNUAL REPORT	2021

DELAWARE BY MACQUARIE FAMILY

Global/International Portfolios

Delaware Ivy VIP Global Equity Income

Delaware Ivy VIP Global Growth

Delaware Ivy VIP International Core Equity

Domestic Equity Portfolios

Delaware Ivy VIP Core Equity

Delaware Ivy VIP Growth

Delaware Ivy VIP Mid Cap Growth

Delaware Ivy VIP Small Cap Core

Delaware Ivy VIP Small Cap Growth

Delaware Ivy VIP Value

Fixed Income Portfolios

Delaware Ivy VIP Corporate Bond

Delaware Ivy VIP Global Bond

Delaware Ivy VIP High Income

Delaware Ivy VIP Limited-Term Bond

Money Market Portfolio

Delaware Ivy VIP Government Money Market

Specialty Portfolios

Delaware Ivy VIP Asset Strategy

Delaware Ivy VIP Balanced

Delaware Ivy VIP Energy

Delaware Ivy VIP Natural Resources

Delaware Ivy VIP Pathfinder Aggressive

Delaware Ivy VIP Pathfinder Conservative

Delaware Ivy VIP Pathfinder Moderate

Delaware Ivy VIP Pathfinder Moderately Aggressive

Delaware Ivy VIP Pathfinder Moderately Conservative

Delaware Ivy VIP Pathfinder Moderate—Managed Volatility

Delaware Ivy VIP Pathfinder Moderately Aggressive -Managed Volatility

Delaware Ivy VIP Pathfinder Moderately Conservative -Managed Volatility

Delaware Ivy VIP Science and Technology

Delaware Ivy VIP Securian Real Estate Securities

The underlying portfolios discussed in this report are only available as investment options in variable annuity and variable life insurance contracts issued by life insurance companies. They are not offered or made available directly to the general public.

This report is submitted for the general information of the shareholders of Ivy Variable Insurance Portfolios. It is not authorized for distribution to prospective investors in a Portfolio unless accompanied with or preceded by the current Portfolio prospectus as well as the variable product prospectus.

2021	SEMIANNUAL REPORT	87

SEMIANN-VIP1 (06/21)

VARIABLE INSURANCE PORTFOLIOS	Semiannual Report JUNE 30, 2021

Ivy Variable Insurance Portfolios*

Delaware Ivy VIP Core Equity (formerly, Ivy VIP Core Equity)	Class II

Delaware Ivy VIP Corporate Bond (formerly, Ivy VIP Corporate Bond)	Class II

Delaware Ivy VIP Global Bond (formerly, Ivy VIP Global Bond)	Class II

Delaware Ivy VIP Global Equity Income (formerly, Ivy VIP Global Equity Income)	Class II

Delaware Ivy VIP Global Growth (formerly, Ivy VIP Global Growth)	Class II

Delaware Ivy VIP Limited-Term Bond (formerly, Ivy VIP Limited-Term Bond)	Class II

Delaware Ivy VIP Securian Real Estate Securities (formerly, Ivy VIP Securian Real Estate Securities)	Class II

Delaware Ivy VIP Value (formerly, Ivy VIP Value)	Class II

*	Effective July 1, 2021, the name of each portfolio has been updated from Ivy VIP to Delaware Ivy VIP as indicated.

IVY INVESTMENTS® refers to the investment management and investment advisory services offered by Macquarie Investment Management Business Trust (MIMBT) through its various series.

On December 2, 2020, Waddell & Reed Financial, Inc. (“WDR”), the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Variable Insurance Portfolios (the “VIP Portfolios”), and Macquarie Management Holdings, Inc., the U.S. holding company for Macquarie Group Limited’s U.S. asset management business (“Macquarie”), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of WDR (the “Transaction”).

The Transaction closed on April 30, 2021. The VIP Portfolios, as part of Delaware Funds by Macquarie, are now managed by Delaware Management Company, a series of Macquarie Investment Management Business Trust, and distributed by Delaware Distributors, L.P.

CONTENTS	IVY VIP

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus at www.ivyinvestments.com/reports/vip.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Portfolios are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Portfolios are governed by US laws and regulations. Unless otherwise noted, views expressed herein are current as of June 30, 2021, and subject to change for events occurring after such date. The Portfolios are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor. All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

2	SEMIANNUAL REPORT	2021

ILLUSTRATION OF PORTFOLIO EXPENSES	IVY VIP

(UNAUDITED)

Expense Example

As a shareholder of a Portfolio, you incur ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2021.

Actual Expenses

The first section in the following table provides information about actual investment values and actual expenses for each share class. You may use the information in this section, together with your initial investment in Portfolio shares, to estimate the expenses that you paid over the period. Simply divide the value of that investment by $1,000 (for example, a $7,500 initial investment divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your investment during this period. In addition, there are fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical investment values and hypothetical expenses for each share class based on the Portfolio’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical investment values and expenses may not be used to estimate the actual investment value at the end of the period or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs as a shareholder of the Portfolio and do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 5 in Notes to Financial Statements for further information.

	Actual(1)			Hypothetical(2)

Portfolio	Beginning Account Value 12-31-20	Ending Account Value 6-30-21	Expenses Paid During Period*	Beginning Account Value 12-31-20	Ending Account Value 6-30-21	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Core Equity
Class II	$1,000	$1,147.50	$5.05	$1,000	$1,020.07	$4.75	0.95%
Corporate Bond
Class II	$1,000	$991.60	$3.78	$1,000	$1,020.99	$3.84	0.77%
Global Bond
Class II	$1,000	$998.20	$2.40	$1,000	$1,022.38	$2.43	0.49%
Global Equity Income
Class II	$1,000	$1,106.40	$5.27	$1,000	$1,019.76	$5.05	1.02%
Global Growth
Class II	$1,000	$1,118.20	$5.93	$1,000	$1,019.16	$5.65	1.13%
Limited-Term Bond
Class II	$1,000	$1,001.30	$4.00	$1,000	$1,020.84	$4.04	0.80%
Securian Real Estate Securities
Class II	$1,000	$1,227.60	$6.91	$1,000	$1,018.58	$6.26	1.25%
Value
Class II	$1,000	$1,201.60	$5.50	$1,000	$1,019.84	$5.05	1.00%

2021	SEMIANNUAL REPORT	3

ILLUSTRATION OF PORTFOLIO EXPENSES	IVY VIP

(UNAUDITED)

*

Portfolio expenses are equal to the Portfolio’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181 days in the six-month period ended June 30, 2021, and divided by 365.

(1)

This section uses the Portfolio’s actual total return and actual Portfolio expenses. It is a guide to the actual expenses paid by the Portfolio in the period. The “Ending Account Value” shown is computed using the Portfolio’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)

This section uses a hypothetical five percent annual return and actual Portfolio expenses. It helps to compare the Portfolio’s ongoing costs with other mutual funds. A shareholder can compare the Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other Portfolios.

The above illustrations are based on ongoing costs only.

4	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	DELAWARE IVY VIP CORE EQUITY(a)

ALL DATA IS AS OF JUNE 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	99.5%
Information Technology	25.9%
Financials	20.1%
Health Care	13.5%
Industrials	11.9%
Consumer Discretionary	10.4%
Communication Services	6.5%
Consumer Staples	4.7%
Materials	3.2%
Utilities	2.1%
Real Estate	1.2%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.5%

Top 10 Equity Holdings

Company	Sector	Industry
Microsoft Corp.	Information Technology	Systems Software
Apple, Inc.	Information Technology	Technology Hardware, Storage & Peripherals
Amazon.com, Inc.	Consumer Discretionary	Internet & Direct Marketing Retail
Alphabet, Inc., Class A	Communication Services	Interactive Media & Services
Fiserv, Inc.	Information Technology	Data Processing & Outsourced Services
UnitedHealth Group, Inc.	Health Care	Managed Health Care
JPMorgan Chase & Co.	Financials	Other Diversified Financial Services
MasterCard, Inc., Class A	Information Technology	Data Processing & Outsourced Services
CME Group, Inc.	Financials	Financial Exchanges & Data
TE Connectivity Ltd.	Information Technology	Electronic Manufacturing Services

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)Effective July 1, 2021, the name of Ivy VIP Core Equity changed to Delaware Ivy VIP Core Equity.

2021	SEMIANNUAL REPORT	5

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP CORE EQUITY (in thousands)

JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Cable & Satellite – 1.5%
Charter Communications, Inc., Class A (A)	16	$11,232

Interactive Home Entertainment – 1.2%
Take-Two Interactive Software, Inc. (A)	48	8,533

Interactive Media & Services – 3.8%
Alphabet, Inc., Class A (A)	12	28,308

Total Communication Services – 6.5%		48,073
Consumer Discretionary

Auto Parts & Equipment – 2.4%
Aptiv plc (A)	113	17,803

Automotive Retail – 1.3%
AutoZone, Inc. (A)	6	9,470

Footwear – 1.7%
NIKE, Inc., Class B	84	13,025

Homebuilding – 1.2%
D.R. Horton, Inc.	96	8,698

Internet & Direct Marketing Retail – 3.8%
Amazon.com, Inc. (A)	8	28,381

Total Consumer Discretionary – 10.4%		77,377
Consumer Staples

Food Distributors – 2.4%
Sysco Corp.	230	17,891

Hypermarkets & Super Centers – 2.3%
Costco Wholesale Corp.	43	17,036

Total Consumer Staples – 4.7%		34,927
Financials

Asset Management & Custody Banks – 6.0%
Artisan Partners Asset Management, Inc.	224	11,406
Blackstone Group, Inc. (The), Class A	185	17,997
KKR & Co.	262	15,501

		44,904

Consumer Finance – 3.6%
American Express Co.	82	13,601
Discover Financial Services	111	13,134

		26,735

Financial Exchanges & Data – 2.7%
CME Group, Inc.	93	19,720

Insurance Brokers – 2.6%
Aon plc	80	19,107

COMMON STOCKS (Continued)	Shares	Value
Investment Banking & Brokerage – 2.3%
Morgan Stanley	186	$17,036

Other Diversified Financial Services – 2.9%
JPMorgan Chase & Co.	141	21,904

Total Financials – 20.1%		149,406
Health Care

Health Care Equipment – 3.8%
Danaher Corp.	39	10,337
Zimmer Holdings, Inc.	109	17,530

		27,867

Health Care Facilities – 2.3%
HCA Holdings, Inc.	84	17,269

Managed Health Care – 3.3%
UnitedHealth Group, Inc.	61	24,349

Pharmaceuticals – 4.1%
Eli Lilly and Co.	68	15,501
Zoetis, Inc.	80	14,954

		30,455

Total Health Care – 13.5%		99,940
Industrials

Aerospace & Defense – 3.1%
Airbus SE ADR	490	15,775
Raytheon Technologies Corp.	83	7,084

		22,859

Agricultural & Farm Machinery – 1.5%
Deere & Co.	33	11,534

Industrial Machinery – 1.4%
Stanley Black & Decker, Inc.	50	10,190

Railroads – 2.5%
Union Pacific Corp.	86	19,014

Research & Consulting Services – 1.0%
TransUnion	68	7,488

Trading Companies & Distributors – 2.4%
United Rentals, Inc. (A)	55	17,670

Total Industrials – 11.9%		88,755
Information Technology

Data Processing & Outsourced Services – 8.0%
Fiserv, Inc. (A)	234	25,017
MasterCard, Inc., Class A	57	20,919
PayPal, Inc. (A)	45	13,220

		59,156

Electronic Manufacturing Services – 2.6%
TE Connectivity Ltd.	145	19,548

COMMON STOCKS (Continued)	Shares	Value
Semiconductors – 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	80	$9,627
Texas Instruments, Inc.	77	14,791

		24,418

Systems Software – 7.9%
Microsoft Corp.	216	58,568

Technology Hardware, Storage & Peripherals – 4.1%
Apple, Inc.	223	30,477

Total Information Technology – 25.9%		192,167
Materials

Industrial Gases – 1.2%
Linde plc	30	8,761

Specialty Chemicals – 2.0%
Sherwin-Williams Co. (The)	55	15,105

Total Materials – 3.2%		23,866
Real Estate

Health Care REITs – 1.2%
Welltower, Inc.	107	8,854

Total Real Estate – 1.2%		8,854
Utilities

Electric Utilities – 2.1%
NextEra Energy, Inc.	210	15,417

Total Utilities – 2.1%		15,417

TOTAL COMMON STOCKS – 99.5%		$738,782
(Cost: $495,787)

SHORT-TERM SECURITIES
Money Market Funds (B) – 0.6%
State Street Institutional U.S. Government Money Market Fund – Premier Class 0.030%	4,443	4,443

TOTAL SHORT-TERM SECURITIES – 0.6%		$4,443
(Cost: $4,443)

TOTAL INVESTMENT SECURITIES – 100.1%		$743,225
(Cost: $500,230)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(641)

NET ASSETS – 100.0%		$742,584

6	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP CORE EQUITY (in thousands)

JUNE 30, 2021 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$738,782	$—	$—
Short-Term Securities	4,443	—	—
Total	$743,225	$—	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trusts

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	7

PORTFOLIO HIGHLIGHTS	DELAWARE IVY VIP CORPORATE BOND(a)

ALL DATA IS AS OF JUNE 30, 2021 (UNAUDITED)

Asset Allocation

Bonds	97.1%
Corporate Debt Securities	91.6%
United States Government and Government Agency Obligations	2.3%
Asset-Backed Securities	1.6%
Municipal Bonds – Taxable	0.8%
Other Government Securities	0.7%
Mortgage-Backed Securities	0.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.9%

Quality Weightings

Investment Grade	92.5%
AAA	1.4%
AA	12.6%
A	29.3%
BBB	49.2%
Non-Investment Grade	4.6%
BB	4.2%
Non-rated	0.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.9%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)Effective July 1, 2021, the name of Ivy VIP Corporate Bond changed to Delaware Ivy VIP Corporate Bond.

8	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP CORPORATE BOND (in thousands)

JUNE 30, 2021 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust:
3.500%, 5-26-22	$296	$303
1.750%, 1-30-26	2,800	2,769
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA, 3.750%, 12-15-27 (A)	759	788
American Airlines Class AA Pass-Through Certificates, Series 2016-2, 3.200%, 6-15-28	1,487	1,517
American Airlines, Inc. Pass-Through Certificates, Series 2016-1, Class AA, 3.575%, 1-15-28	786	800
American Airlines, Inc. Pass-Through Certificates, Series 2017-1, Class AA, 3.650%, 2-15-29	2,013	2,073
Delta Air Lines, Inc. Pass-Through Certificates, Series 2020AA, Class B, 2.000%, 6-10-28	1,434	1,445
United Airlines Pass-Through Certificates, Series 2016-AA, 3.100%, 7-7-28	2,405	2,534

TOTAL ASSET-BACKED SECURITIES – 1.6%		$12,229
(Cost: $11,834)

CORPORATE DEBT SECURITIES
Communication Services

Alternative Carriers – 0.4%
Bell Canada (GTD by BCE, Inc.), 4.300%, 7-29-49	2,138	2,591

Cable & Satellite – 2.6%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.:
4.500%, 2-1-24	2,306	2,513
3.900%, 6-1-52	1,115	1,139
3.850%, 4-1-61	1,350	1,328
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.900%, 3-1-38	500	576
4.600%, 10-15-38	1,125	1,397
Comcast Corp. (GTD by Comcast Cable Communications LLC and NBCUniversal Media LLC), 3.250%, 11-1-39	3,875	4,128
Cox Communications, Inc.:
1.800%, 10-1-30 (A)	1,850	1,766
2.950%, 10-1-50 (A)	850	807
Omnicom Group, Inc. and Omnicom Capital, Inc., 3.650%, 11-1-24	1,260	1,369
Viacom, Inc., 4.750%, 5-15-25	4,000	4,529

		19,552

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Integrated Telecommunication Services – 2.5%
AT&T, Inc.:
3.650%, 6-1-51	$3,900	$4,059
3.300%, 2-1-52	1,584	1,545
3.500%, 9-15-53 (A)	1,800	1,811
3.550%, 9-15-55 (A)	942	947
Sprint Corp., 7.875%, 9-15-23	1,992	2,265
Verizon Communications, Inc.:
2.550%, 3-21-31	1,000	1,023
4.500%, 8-10-33	3,500	4,188
4.812%, 3-15-39	184	233
2.650%, 11-20-40	1,250	1,205
2.987%, 10-30-56	1,492	1,405

		18,681

Interactive Media & Services – 0.3%
Alphabet, Inc., 2.050%, 8-15-50	2,631	2,327

Movies & Entertainment – 1.1%
Netflix, Inc., 5.875%, 2-15-25	4,035	4,672
Walt Disney Co. (The):
4.125%, 6-1-44	1,724	2,081
3.600%, 1-13-51	1,175	1,336

		8,089

Publishing – 0.4%
Thomson Reuters Corp.:
3.350%, 5-15-26	2,760	3,006
5.650%, 11-23-43	117	157

		3,163

Wireless Telecommunication Service – 1.4%
Crown Castle Towers LLC, 3.663%, 5-15-25 (A)	2,450	2,616
Sprint Spectrum L.P., 3.360%, 9-20-21 (A)	219	220
T-Mobile USA, Inc.:
3.500%, 4-15-25	5,555	6,036
2.875%, 2-15-31	450	447
4.375%, 4-15-40	575	676
3.300%, 2-15-51	425	425

		10,420

Total Communication Services – 8.7%		64,823
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.2%
PVH Corp., 4.625%, 7-10-25	1,550	1,731

Automobile Manufacturers – 0.1%
Nissan Motor Co. Ltd., 3.522%, 9-17-25 (A)	850	908

Automotive Retail – 0.5%
7-Eleven, Inc.:
0.950%, 2-10-26 (A)	1,300	1,277
1.800%, 2-10-31 (A)	2,300	2,202

		3,479

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Casinos & Gaming – 0.1%
Genting New York LLC and Genny Capital, Inc., 3.300%, 2-15-26 (A)	$850	$860

Department Stores – 0.1%
Nordstrom, Inc., 2.300%, 4-8-24 (A)	450	451

Education Services – 0.1%
University of Southern California, 3.028%, 10-1-39	500	538

Footwear – 0.5%
NIKE, Inc., 3.250%, 3-27-40	3,400	3,739

General Merchandise Stores – 0.4%
Dollar General Corp., 3.500%, 4-3-30	2,700	2,969

Home Improvement Retail – 0.9%
Home Depot, Inc. (The):
2.700%, 4-15-30	2,378	2,545
4.200%, 4-1-43	1,670	2,054
3.350%, 4-15-50	2,250	2,492

		7,091

Homebuilding – 1.4%
D.R. Horton, Inc., 2.600%, 10-15-25	3,080	3,248
Lennar Corp.:
4.750%, 11-15-22 (B)	2,065	2,166
4.750%, 11-29-27	725	839
NVR, Inc., 3.000%, 5-15-30	4,022	4,271

		10,524

Internet & Direct Marketing Retail – 1.1%
Amazon.com, Inc., 3.875%, 8-22-37	5,677	6,781
Expedia Group, Inc., 6.250%, 5-1-25 (A)	1,061	1,235

		8,016

Total Consumer Discretionary – 5.4%		40,306
Consumer Staples

Agricultural Products – 0.5%
Archer Daniels Midland Co., 3.250%, 3-27-30	2,000	2,217
Cargill, Inc., 2.125%, 4-23-30 (A)	1,226	1,243

		3,460

Brewers – 0.3%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB), 4.700%, 2-1-36	1,965	2,414

2021	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP CORPORATE BOND (in thousands)

JUNE 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Drug Retail – 0.3%
CVS Health Corp., 4.780%, 3-25-38	$1,715	$2,113

Food Distributors – 0.3%
Sysco Corp., 3.750%, 10-1-25	2,226	2,452

Food Retail – 0.3%
Alimentation Couche-Tard, Inc., 2.950%, 1-25-30 (A)	1,800	1,871

Household Products – 0.7%
Clorox Co. (The), 3.900%, 5-15-28	4,676	5,327

Hypermarkets & Super Centers – 0.9%
Walmart, Inc., 4.050%, 6-29-48	5,385	6,774

Packaged Foods & Meats – 1.9%
Hormel Foods Corp., 3.050%, 6-3-51	3,106	3,227
McCormick & Co., Inc.:
3.500%, 9-1-23	771	814
0.900%, 2-15-26	3,147	3,096
Nestle Holdings, Inc.:
3.900%, 9-24-38 (A)	2,480	2,963
4.000%, 9-24-48 (A)	3,315	4,063

		14,163

Personal Products – 0.4%
Estee Lauder Co., Inc. (The), 1.950%, 3-15-31	2,800	2,804

Soft Drinks – 1.7%
Coca-Cola Co. (The):
2.250%, 1-5-32	1,215	1,245
3.000%, 3-5-51	1,130	1,178
Coca-Cola European Partners plc, 0.800%, 5-3-24 (A)	2,270	2,264
Keurig Dr Pepper, Inc., 0.750%, 3-15-24	1,115	1,116
PepsiCo, Inc.:
3.450%, 10-6-46	1,500	1,693
3.375%, 7-29-49	2,175	2,447
3.625%, 3-19-50	2,325	2,727

		12,670

Tobacco – 0.6%
Imperial Brands Finance plc, 3.125%, 7-26-24 (A)	4,200	4,423

Total Consumer Staples – 7.9%		58,471
Energy

Integrated Oil & Gas – 0.3%
National Fuel Gas Co., 5.500%, 1-15-26	1,875	2,172

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Exploration & Production – 1.2%
Canadian Natural Resources Ltd.:
3.850%, 6-1-27	$4,950	$5,454
4.950%, 6-1-47	1,000	1,246
EQT Corp.:
3.000%, 10-1-22	1,450	1,483
7.875%, 2-1-25 (B)	650	759

		8,942

Oil & Gas Storage & Transportation – 3.8%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.), 4.450%, 7-15-27	2,000	2,261
Cheniere Energy Partners L.P., 4.000%, 3-1-31 (A)	800	837
Colonial Pipeline Co., 4.250%, 4-15-48 (A)	1,000	1,176
Colorado Interstate Gas Co., 4.150%, 8-15-26 (A)	1,000	1,121
Energy Transfer Partners L.P.:
4.200%, 4-15-27	500	553
6.000%, 6-15-48	1,000	1,266
EQT Midstream Partners L.P., 4.750%, 7-15-23	337	352
Kinder Morgan, Inc., 5.550%, 6-1-45	1,000	1,297
Midwest Connector Capital Co. LLC, 4.625%, 4-1-29 (A)	2,409	2,562
Plains All American Pipeline L.P. and PAA Finance Corp.:
3.600%, 11-1-24	1,031	1,105
4.500%, 12-15-26	1,750	1,966
Sabal Trail Transmission LLC, 4.246%, 5-1-28 (A)	2,500	2,834
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.), 4.000%, 10-1-27	1,500	1,651
Tennessee Gas Pipeline Co., 7.000%, 3-15-27	2,000	2,540
Transcontinental Gas Pipe Line Co. LLC:
3.250%, 5-15-30	1,225	1,327
4.600%, 3-15-48	1,000	1,223
Williams Partners L.P., 4.850%, 3-1-48	3,250	3,959

		28,030

Total Energy – 5.3%		39,144
Financials

Asset Management & Custody Banks – 3.5%
Apollo Management Holdings L.P., 2.650%, 6-5-30 (A)	2,340	2,399
Bank of New York Mellon Corp. (The), 3.550%, 9-23-21	1,250	1,256
Blackstone Holdings Finance Co. LLC, 1.600%, 3-30-31 (A)	950	904
Blue Owl Finance LLC, 3.125%, 6-10-31 (A)	2,000	1,989

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Asset Management & Custody Banks (Continued)
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.), 4.850%, 3-29-29	$4,541	$5,352
Citadel Finance LLC, 3.375%, 3-9-26 (A)	1,533	1,538
JAB Holdings B.V., 2.200%, 11-23-30 (A)	3,801	3,698
KKR Group Finance Co. VIII LLC (GTD by KKR & Co., Inc. and KKR Group Partnership L.P.), 3.500%, 8-25-50 (A)	2,250	2,363
National Securities Clearing Corp., 1.500%, 4-23-25 (A)	5,000	5,105
Owl Rock Capital Corp.:
5.250%, 4-15-24	675	738
4.000%, 3-30-25	1,025	1,094

		26,436

Consumer Finance – 1.0%
Ford Motor Credit Co. LLC:
5.875%, 8-2-21	1,500	1,509
3.810%, 1-9-24	1,500	1,572
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.700%, 5-9-23	2,000	2,101
1.250%, 1-8-26	2,125	2,112

		7,294

Diversified Banks – 5.5%
Bank of America Corp.:
3.974%, 2-7-30	2,500	2,838
2.496%, 2-13-31	4,000	4,088
2.592%, 4-29-31	3,675	3,792
1.898%, 7-23-31	1,325	1,289
Citizens Bank N.A., 3.250%, 2-14-22	372	378
Commonwealth Bank of Australia, 2.000%, 9-6-21 (A)	1,500	1,505
Danske Bank A.S., 2.700%, 3-2-22 (A)	1,300	1,321
ING Groep N.V., 3.550%, 4-9-24	1,325	1,428
Korea Development Bank, 3.000%, 3-19-22	1,125	1,145
Mitsubishi UFJ Financial Group, Inc., 3.218%, 3-7-22	2,000	2,041
Toronto-Dominion Bank, 3.250%, 3-11-24	1,275	1,366
U.S. Bancorp, 2.375%, 7-22-26	2,510	2,658
U.S. Bank N.A., 3.450%, 11-16-21	3,500	3,534
Wells Fargo & Co.:
2.100%, 7-26-21	1,000	1,001
2.393%, 6-2-28	2,500	2,595
4.150%, 1-24-29	1,000	1,153
2.879%, 10-30-30	4,080	4,324
2.572%, 2-11-31	3,170	3,283
5.013%, 4-4-51	650	892

		40,631

10	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP CORPORATE BOND (in thousands)

JUNE 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Capital Markets – 0.3%
Credit Suisse Group AG, 3.574%, 1-9-23 (A)	$2,000	$2,032

Insurance Brokers – 0.3%
Marsh & McLennan Cos., Inc., 2.750%, 1-30-22	2,000	2,026

Investment Banking & Brokerage – 4.5%
Charles Schwab Corp. (The), 1.650%, 3-11-31	3,150	3,060
Goldman Sachs Group, Inc. (The):
2.905%, 7-24-23	1,000	1,025
4.250%, 10-21-25	3,250	3,636
3.500%, 11-16-26	2,000	2,177
4.223%, 5-1-29	3,500	3,994
3.800%, 3-15-30	2,550	2,869
1.992%, 1-27-32	2,920	2,839
Morgan Stanley:
4.875%, 11-1-22	2,931	3,097
3.875%, 1-27-26	3,850	4,306
2.699%, 1-22-31	1,500	1,571
1.794%, 2-13-32	3,525	3,390
Morgan Stanley (3-Month U.S. LIBOR plus 140 bps), 1.576%, 10-24-23 (C)	1,500	1,525

		33,489

Life & Health Insurance – 1.3%
MetLife Global Funding I, 1.950%, 9-15-21 (A)	2,000	2,007
Metropolitan Life Insurance Co., 3.450%, 10-9-21 (A)	3,000	3,026
Northwestern Mutual Life Insurance Co. (The), 3.850%, 9-30-47 (A)	3,000	3,449
Principal Life Global Funding II, 3.000%, 4-18-26 (A)	1,000	1,081
Security Benefit Global Funding, 1.250%, 5-17-24 (A)	450	451

		10,014

Multi-Line Insurance – 0.7%
Aon Corp. (GTD by Aon plc), 2.800%, 5-15-30	4,900	5,150

Other Diversified Financial Services – 5.0%
Citigroup, Inc.:
3.500%, 5-15-23	2,260	2,383
3.875%, 3-26-25	2,000	2,196
3.520%, 10-27-28	1,750	1,917
4.412%, 3-31-31	2,735	3,197
4.700%, 7-30-68	850	878
5.000%, 3-12-69	2,500	2,623
JPMorgan Chase & Co.:
3.875%, 9-10-24	1,424	1,553
3.220%, 3-1-25	6,000	6,376
4.493%, 3-24-31	3,000	3,556
2.522%, 4-22-31	9,322	9,600
4.000%, 10-1-68	1,650	1,673
5.000%, 2-1-69	1,000	1,058

		37,010

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialized Finance – 0.7%
LSEGA Financing plc, 2.500%, 4-6-31 (A)	$5,480	$5,621

Total Financials – 22.8%		169,703
Health Care

Biotechnology – 0.4%
Amgen, Inc., 2.450%, 2-21-30	3,150	3,250

Health Care Equipment – 0.2%
Boston Scientific Corp., 3.850%, 5-15-25	1,575	1,741

Health Care Facilities – 0.3%
HCA, Inc. (GTD by HCA Holdings, Inc.):
5.875%, 5-1-23	1,125	1,224
5.875%, 2-1-29	350	424
5.250%, 6-15-49	465	594

		2,242

Health Care Supplies – 0.4%
Dentsply Sirona, Inc., 3.250%, 6-1-30	2,706	2,897

Managed Health Care – 2.3%
Anthem, Inc., 2.250%, 5-15-30	3,350	3,384
Centene Corp., 2.450%, 7-15-28	805	817
Humana, Inc., 2.900%, 12-15-22	5,000	5,165
UnitedHealth Group, Inc.:
2.000%, 5-15-30	475	479
2.300%, 5-15-31	4,408	4,517
2.750%, 5-15-40	250	254
3.050%, 5-15-41	925	970
3.700%, 8-15-49	1,000	1,148

		16,734

Pharmaceuticals – 4.2%
AstraZeneca plc, 1.375%, 8-6-30	1,375	1,302
Bayer U.S. Finance II LLC, 2.850%, 4-15-25 (A)	3,065	3,189
Bayer U.S. Finance LLC, 3.000%, 10-8-21 (A)	1,500	1,511
Elanco Animal Health, Inc.:
4.912%, 8-27-21 (B)	1,250	1,259
5.022%, 8-28-23 (B)	81	87
Fresenius Medical Care U.S. Finance III, Inc., 1.875%, 12-1-26 (A)	1,970	1,972
Merck & Co., Inc.:
2.350%, 6-24-40	3,075	2,976
2.450%, 6-24-50	2,000	1,890
Novartis Capital Corp. (GTD by Novartis AG):
2.200%, 8-14-30	2,500	2,584
4.400%, 5-6-44	803	1,032
2.750%, 8-14-50	1,850	1,864

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Pharmaceuticals (Continued)
Royalty Pharma plc (GTD by Royalty Pharma Holdings Ltd.):
1.200%, 9-2-25 (A)	$3,840	$3,808
2.200%, 9-2-30 (A)	450	442
3.300%, 9-2-40 (A)	325	328
Zoetis, Inc.:
3.900%, 8-20-28	556	633
2.000%, 5-15-30	5,910	5,892

		30,769

Total Health Care – 7.8%		57,633
Industrials

Aerospace & Defense – 2.6%
BAE Systems Holdings, Inc., 3.850%, 12-15-25 (A)	3,500	3,868
Boeing Co. (The):
2.950%, 2-1-30	3,000	3,075
5.150%, 5-1-30	1,000	1,185
3.750%, 2-1-50	3,375	3,488
Harris Corp., 5.054%, 4-27-45	1,294	1,708
Raytheon Technologies Corp.:
2.250%, 7-1-30	4,750	4,831
3.125%, 7-1-50	1,075	1,106

		19,261

Airlines – 0.6%
Aviation Capital Group Corp., 2.875%, 1-20-22 (A)	3,000	3,031
Aviation Capital Group LLC, 3.500%, 11-1-27 (A)	465	489
Sydney Airport Finance, 3.625%, 4-28-26 (A)	770	837

		4,357

Building Products – 0.6%
Lennox International, Inc., 1.350%, 8-1-25	2,500	2,518
Masco Corp., 1.500%, 2-15-28	2,225	2,174

		4,692

Diversified Support Services – 0.3%
Genpact Luxembourg S.a.r.l. (GTD by Genpact Ltd.), 3.375%, 12-1-24	1,500	1,604
Genpact Luxembourg S.a.r.l. and Genpact USA, Inc., 1.750%, 4-10-26	900	903

		2,507

Electrical Components & Equipment – 0.2%
Vontier Corp., 2.400%, 4-1-28 (A)	1,450	1,442

Environmental & Facilities Services – 1.3%
Republic Services, Inc.:
2.300%, 3-1-30	5,622	5,716
1.450%, 2-15-31	910	854

2021	SEMIANNUAL REPORT	11

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP CORPORATE BOND (in thousands)

JUNE 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Environmental & Facilities Services (Continued)
Waste Connections, Inc., 3.500%, 5-1-29	$3,049	$3,360

		9,930

Industrial Machinery – 0.3%
Roper Technologies, Inc., 2.950%, 9-15-29	1,721	1,842

Railroads – 0.8%
Burlington Northern Santa Fe LLC, 4.550%, 9-1-44	1,000	1,281
Kansas City Southern, 4.300%, 5-15-43	1,475	1,715
Union Pacific Corp.:
3.550%, 8-15-39	1,875	2,088
3.250%, 2-5-50	1,000	1,057

		6,141

Research & Consulting Services – 1.5%
CoStar Group, Inc., 2.800%, 7-15-30 (A)	4,431	4,509
IHS Markit Ltd., 5.000%, 11-1-22 (A)	2,840	2,979
Verisk Analytics, Inc.:
4.125%, 3-15-29	700	795
3.625%, 5-15-50	2,365	2,544

		10,827

Total Industrials – 8.2%		60,999
Information Technology

Application Software – 2.9%
Adobe, Inc., 2.300%, 2-1-30	4,417	4,605
Autodesk, Inc., 2.850%, 1-15-30	5,231	5,526
Infor, Inc.:
1.450%, 7-15-23 (A)	635	643
1.750%, 7-15-25 (A)	3,270	3,340
Nuance Communications, Inc., 5.625%, 12-15-26	2,450	2,559
NXP B.V. and NXP Funding LLC, 3.875%, 6-18-26 (A)	2,800	3,104
salesforce.com, Inc.:
1.950%, 7-15-31	700	702
2.700%, 7-15-41	700	705
2.900%, 7-15-51	700	710

		21,894

Data Processing & Outsourced Services – 2.8%
Fidelity National Information Services, Inc., 1.650%, 3-1-28	2,225	2,215
Fiserv, Inc., 3.850%, 6-1-25	3,646	4,014
Global Payments, Inc., 2.650%, 2-15-25	4,000	4,218
PayPal Holdings, Inc.:
2.300%, 6-1-30	3,050	3,159
3.250%, 6-1-50	1,100	1,199

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Data Processing & Outsourced Services (Continued)
Visa, Inc.:
2.700%, 4-15-40	$4,897	$5,070
4.300%, 12-14-45	415	534

		20,409

Semiconductor Equipment – 0.0%
Lam Research Corp., 1.900%, 6-15-30	230	231

Semiconductors – 3.8%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.), 3.469%, 4-15-34 (A)	1,483	1,570
Broadcom, Inc., 3.419%, 4-15-33 (A)	2,500	2,628
Intel Corp., 4.100%, 5-19-46	3,200	3,865
Maxim Integrated Products, Inc.:
3.375%, 3-15-23	375	391
3.450%, 6-15-27	1,700	1,875
Microchip Technology, Inc., 0.983%, 9-1-24 (A)	2,685	2,674
QUALCOMM, Inc.:
4.300%, 5-20-47	1,500	1,901
3.250%, 5-20-50 (D)	500	541
Taiwan Semiconductor Manufacturing Co. Ltd., 1.375%, 9-28-30 (A)	2,215	2,094
Texas Instruments, Inc.:
2.250%, 9-4-29	1,380	1,439
3.875%, 3-15-39	2,334	2,815
4.150%, 5-15-48	400	508
TSMC Global Ltd., 2.250%, 4-23-31 (A)	3,900	3,930
Xilinx, Inc., 2.375%, 6-1-30	2,175	2,213

		28,444

Systems Software – 2.2%
Fortinet, Inc.:
1.000%, 3-15-26	2,335	2,314
2.200%, 3-15-31	2,320	2,317
Microsoft Corp.:
3.500%, 2-12-35	4,725	5,494
2.921%, 3-17-52	1,600	1,701
ServiceNow, Inc., 1.400%, 9-1-30	5,120	4,810

		16,636

Technology Hardware, Storage & Peripherals – 1.1%
Apple, Inc.:
3.850%, 5-4-43	1,350	1,608
4.650%, 2-23-46	1,739	2,312
3.850%, 8-4-46	1,800	2,149
2.950%, 9-11-49	725	750
Seagate HDD Cayman (GTD by Seagate Technology plc), 4.750%, 6-1-23	965	1,030

		7,849

Total Information Technology – 12.8%		95,463

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Materials

Construction Materials – 0.1%
Martin Marietta Materials, Inc., 0.650%, 7-15-23	$1,165	$1,168

Fertilizers & Agricultural Chemicals – 0.5%
Mosaic Co. (The):
3.250%, 11-15-22	1,333	1,380
4.250%, 11-15-23	400	430
Nutrien Ltd., 5.250%, 1-15-45	1,320	1,763

		3,573

Metal & Glass Containers – 0.1%
Colonial Enterprises, Inc., 3.250%, 5-15-30 (A)	700	758

Paper Packaging – 0.3%
Graphic Packaging International LLC (GTD by Graphic Packaging International Partners LLC and Field Container Queretaro (USA) LLC), 0.821%, 4-15-24 (A)	1,980	1,967

Total Materials – 1.0%		7,466
Real Estate

Diversified REITs – 0.3%
Spirit Realty L.P. (GTD by Spirit Realty Capital, Inc.):
2.100%, 3-15-28	1,340	1,336
3.400%, 1-15-30	577	616
2.700%, 2-15-32	215	213

		2,165

Health Care REITs – 0.3%
Welltower, Inc., 2.050%, 1-15-29	2,300	2,307

Industrial REITs – 0.4%
Aircastle Ltd., 5.500%, 2-15-22	598	616
Avolon Holdings Funding Ltd.:
3.625%, 5-1-22 (A)	1,160	1,187
3.250%, 2-15-27 (A)	1,000	1,033

		2,836

Residential REITs – 0.4%
American Homes 4 Rent:
4.250%, 2-15-28	1,140	1,282
4.900%, 2-15-29	1,222	1,422

		2,704

Specialized REITs – 3.5%
American Tower Corp.:
3.070%, 3-15-23 (A)	1,500	1,507
3.000%, 6-15-23	2,500	2,621
4.400%, 2-15-26	1,000	1,131

12	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP CORPORATE BOND (in thousands)

JUNE 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialized REITs (Continued)
American Tower Trust I, 3.652%, 3-23-28 (A)	$1,000	$1,095
Crown Castle International Corp.:
3.150%, 7-15-23	175	184
3.200%, 9-1-24	1,250	1,336
1.050%, 7-15-26	2,500	2,444
4.000%, 3-1-27	2,000	2,241
CubeSmart L.P. (GTD by CubeSmart), 4.375%, 2-15-29	1,615	1,849
CyrusOne L.P. and CyrusOne Finance Corp. (GTD by CyrusOne, Inc.), 2.900%, 11-15-24	1,639	1,733
EPR Properties, 4.950%, 4-15-28	720	778
Equinix, Inc., 2.625%, 11-18-24	3,995	4,205
Extra Space Storage L.P., 2.550%, 6-1-31	2,300	2,318
Public Storage, Inc., 2.300%, 5-1-31	2,270	2,318
VICI Properties L.P. and VICI Note Co., Inc., 4.625%, 12-1-29 (A)	565	602

		26,362

Total Real Estate – 4.9%		36,374
Utilities

Electric Utilities – 4.5%
Alabama Power Co., 3.125%, 7-15-51	2,315	2,379
American Transmission Systems, Inc., 5.250%, 1-15-22 (A)	450	461
Appalachian Power Co., 4.500%, 3-1-49	1,500	1,840
CenterPoint Energy, Inc.:
4.250%, 11-1-28	1,683	1,937
2.950%, 3-1-30	2,050	2,166
Commonwealth Edison Co., 3.650%, 6-15-46	3,000	3,420
Duke Energy Indiana LLC, 3.750%, 5-15-46	1,430	1,609
Duke Energy Ohio, Inc., 4.300%, 2-1-49	410	508
Entergy Corp.:
0.900%, 9-15-25	1,300	1,284
3.750%, 6-15-50	1,200	1,319
FirstEnergy Corp.:
2.850%, 7-15-22	1,306	1,328
3.400%, 3-1-50	1,040	1,022
Georgia Power Co., 3.700%, 1-30-50	970	1,056
MidAmerican Energy Co., 3.950%, 8-1-47	2,000	2,371
National Rural Utilities Cooperative Finance Corp., 4.400%, 11-1-48	2,000	2,531
Pacific Gas and Electric Co.:
3.000%, 6-15-28	1,771	1,782
4.550%, 7-1-30	460	492

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Electric Utilities (Continued)
Southern California Edison Co., 4.125%, 3-1-48	$1,275	$1,363
Virginia Electric and Power Co., Series B, 4.600%, 12-1-48	1,736	2,245
Wisconsin Electric Power Co.:
4.250%, 6-1-44	250	299
4.300%, 10-15-48	1,250	1,568

		32,980

Gas Utilities – 0.4%
Southern California Gas Co., 4.300%, 1-15-49	2,505	3,139

Multi-Utilities – 1.5%
Baltimore Gas and Electric Co., 4.250%, 9-15-48	1,500	1,849
Black Hills Corp., 4.350%, 5-1-33	2,000	2,332
Dominion Energy, Inc.:
3.600%, 3-15-27	2,000	2,217
4.600%, 3-15-49	1,200	1,513
Dominion Resources, Inc., 2.750%, 1-15-22	3,000	3,033

		10,944

Water Utilities – 0.4%
American Water Capital Corp., 4.150%, 6-1-49	2,600	3,163

Total Utilities – 6.8%		50,226

TOTAL CORPORATE DEBT SECURITIES – 91.6%		$680,608
(Cost: $660,294)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.1%
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index), 2.531%, 3-25-35 (C)	774	641

TOTAL MORTGAGE-BACKED SECURITIES – 0.1%		$641
(Cost: $771)

MUNICIPAL BONDS – TAXABLE
New York – 0.5%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009, 11.000%, 3-1-29 (A)	2,705	3,668

MUNICIPAL BONDS – TAXABLE (Continued)	Principal	Value
Ohio – 0.3%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A, 3.798%, 12-1-46	$2,000	$2,385

TOTAL MUNICIPAL BONDS – TAXABLE – 0.8%		$6,053
(Cost: $4,705)

OTHER GOVERNMENT SECURITIES (E)
Canada – 0.4%
Province de Quebec, 7.140%, 2-27-26	2,500	3,134

Columbia – 0.1%
Republic of Colombia, 3.250%, 4-22-32	925	908

Mexico – 0.2%
United Mexican States, 3.750%, 4-19-71	1,250	1,146

TOTAL OTHER GOVERNMENT SECURITIES – 0.7%		$5,188
(Cost: $4,798)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.2%
Tennessee Valley Authority, 2.875%, 2-1-27	1,000	1,099

Mortgage-Backed Obligations – 0.0%
Government National Mortgage Association Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index), 0.004%, 6-17-45 (A)(C)(F)	9	—	*

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.2%		$1,099
(Cost: $1,001)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 2.1%
U.S. Treasury Bonds:
1.875%, 2-15-41	1,350	1,322
2.250%, 5-15-41	6,250	6,505
1.875%, 2-15-51	6,815	6,506
2.375%, 5-15-51	1,055	1,127

		15,460

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 2.1%		$15,460
(Cost: $14,966)

2021	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP CORPORATE BOND (in thousands)

JUNE 30, 2021 (UNAUDITED)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (H) – 2.1%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 0.010% (G)	96	$96
State Street Institutional U.S. Government Money Market Fund – Premier Class 0.030%	15,614	15,613

		15,709

TOTAL SHORT-TERM SECURITIES – 2.1%		$15,709
(Cost: $15,709)

TOTAL INVESTMENT SECURITIES – 99.2%		$736,987
(Cost: $714,078)

CASH AND OTHER ASSETS, NET OF LIABILITIES (I) – 0.8%		6,207

NET ASSETS – 100.0%		$743,194

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the total value of these securities amounted to $140,400 or 18.9% of net assets.

(B)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2021.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	All or a portion of securities with an aggregate value of $94 are on loan.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(G)	Investment made with cash collateral received from securities on loan.

(H)	Rate shown is the annualized 7-day yield at June 30, 2021.

(I)	Cash of $112 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2021 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. Treasury Long Bond	Long	32	9-21-21	3,200	$5,144	$122

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$12,229	$—
Corporate Debt Securities	—	680,608	—
Mortgage-Backed Securities	—	641	—
Municipal Bonds	—	6,053	—
Other Government Securities	—	5,188	—
United States Government Agency Obligations	—	1,099	—
United States Government Obligations	—	15,460	—
Short-Term Securities	15,709	—	—
Total	$15,709	$721,278	$—
Futures Contracts	$122	$—	$—

14	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP CORPORATE BOND (in thousands)

JUNE 30, 2021 (UNAUDITED)

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	15

PORTFOLIO HIGHLIGHTS	DELAWARE IVY VIP GLOBAL BOND(a)

ALL DATA IS AS OF JUNE 30, 2021 (UNAUDITED)

Asset Allocation

Bonds	98.0%
Corporate Debt Securities	75.8%
United States Government and Government Agency Obligations	13.8%
Other Government Securities	8.4%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.0%

Quality Weightings

Investment Grade	74.2%
AAA	2.7%
AA	15.1%
A	15.6%
BBB	40.8%
Non-Investment Grade	23.8%
BB	17.1%
B	4.4%
CCC	1.2%
Non-rated	1.1%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.0%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

Country Weightings

North America	34.4%
United States	25.5%
Mexico	7.5%
Other North America	1.4%
South America	20.3%
Brazil	6.2%
Chile	4.6%
Peru	3.6%
Other South America	5.9%
Pacific Basin	18.9%
China	4.1%
Other Pacific Basin	14.8%
Europe	12.4%
United Kingdom	4.7%
Other Europe	7.7%
Bahamas/Caribbean	5.8%
Middle East	5.3%
Africa	1.1%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.0%

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)Effective July 1, 2021, the name of Ivy VIP Global Bond changed to Delaware Ivy VIP Global Bond.

16	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP GLOBAL BOND (in thousands)

JUNE 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Argentina

Energy – 0.7%
Pampa Energia S.A.
7.500%, 1-24-27 (A)	$150	$135

Total Argentina – 0.7%		$135
Australia

Industrials – 0.8%
Transburban Finance Co. Pty Ltd.
2.450%, 3-16-31	100	101
Transurban Finance Co. Pty Ltd.
2.450%, 3-16-31 (A)	70	70

		171

Utilities – 1.0%
Ausgrid Finance Pty Ltd.
3.850%, 5-1-23 (A)	200	209

Total Australia – 1.8%		$380
Austria

Consumer Staples – 1.1%
JBS Investments II GmbH (GTD by JBS S.A.)
5.750%, 1-15-28 (A)	200	214

Total Austria – 1.1%		$214
Bermuda

Consumer Staples – 0.5%
Bacardi Ltd.
4.450%, 5-15-25 (A)	100	111

Energy – 1.0%
GeoPark Ltd.
5.500%, 1-17-27 (A)	200	203

Total Bermuda – 1.5%		$314
Brazil

Financials – 1.0%
XP, Inc.
3.250%, 7-1-26 (A)	200	198

Industrials – 1.1%
Cosan Ltd.
5.500%, 9-20-29 (A)(B)	200	216

Materials – 2.0%
Nexa Resources S.A.
6.500%, 1-18-28 (A)	200	226
Vale Overseas Ltd.
6.250%, 8-10-26	150	181

		407

Utilities – 1.0%
Aegea Finance S.a.r.l.
5.750%, 10-10-24 (A)	200	208

Total Brazil – 5.1%		$1,029

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
British Virgin Islands

Information Technology – 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.
1.000%, 9-28-27 (A)	$200	$193

Total British Virgin Islands – 1.0%		$193
Canada

Energy – 0.6%
TransCanada PipeLines Ltd.
4.250%, 5-15-28	100	115

Financials – 0.8%
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.)
4.350%, 4-15-30	100	116
Royal Bank of Canada
4.650%, 1-27-26	50	57

		173

Total Canada – 1.4%		$288
Cayman Islands

Consumer Discretionary – 1.0%
Meituan
3.050%, 10-28-30 (A)(B)	200	198

Total Cayman Islands – 1.0%		$198
Chile

Communication Services – 1.1%
VTR Finance B.V.
6.375%, 7-15-28 (A)	200	213

Financials – 1.0%
Banco del Estado de Chile
2.704%, 1-9-25 (A)	200	209

Industrials – 1.1%
Empresa de Transporte de Pasajeros Metro S.A.
3.650%, 5-7-30 (A)	200	216

Materials – 1.0%
Celulosa Arauco y Constitucion S.A.
4.500%, 8-1-24	200	216

Utilities – 0.4%
Enel Chile S.A.
4.875%, 6-12-28	80	93

Total Chile – 4.6%		$947
China

Communication Services – 2.0%
Tencent Holdings Ltd.
2.985%, 1-19-23 (A)	200	207
Weibo Corp.
3.500%, 7-5-24	200	211

		418

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Discretionary – 1.1%
Alibaba Group Holding Ltd.
3.400%, 12-6-27	$200	$219

Information Technology – 1.0%
Lenovo Group Ltd.
3.421%, 11-2-30 (A)	200	209

Total China – 4.1%		$846
Columbia

Financials – 1.0%
Banco de Bogota S.A.
5.375%, 2-19-23 (A)	200	210

Utilities – 1.0%
Empresas Publicas de Medellin E.S.P.
4.250%, 7-18-29 (A)	200	198

Total Columbia – 2.0%		$408
Hong Kong

Financials – 1.1%
Bangkok Bank Public Co. Ltd.
4.050%, 3-19-24 (A)	200	217

Total Hong Kong – 1.1%		$217
India

Utilities – 2.1%
Adani Electricity Mumbai Ltd.
3.949%, 2-12-30 (A)	200	200
Adani Green Energy (UP) Ltd., Parampujya Solar Energy Private Ltd. and Prayatna Developers Private Ltd.
6.250%, 12-10-24 (A)	200	222

		422

Total India – 2.1%		$422
Indonesia

Utilities – 2.3%
Perusahaan Listrik Negara:
5.450%, 5-21-28 (A)	200	234
5.375%, 1-25-29 (A)	200	233

		467

Total Indonesia – 2.3%		$467
Isle of Man

Consumer Discretionary – 1.0%
GOHL Capital Ltd.
4.250%, 1-24-27	200	211

Total Isle of Man – 1.0%		$211

2021	SEMIANNUAL REPORT	17

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP GLOBAL BOND (in thousands)

JUNE 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Japan

Financials – 1.1%
Mitsubishi UFJ Financial Group, Inc.
3.287%, 7-25-27	$100	$110
Sumitomo Mitsui Financial Group, Inc.
3.748%, 7-19-23	110	117

		227

Total Japan – 1.1%		$227
Luxembourg

Consumer Staples – 1.0%
Minerva Luxembourg S.A.
5.875%, 1-19-28 (A)	200	213

Financials – 2.0%
JSM Global S.a.r.l.
4.750%, 10-20-30 (A)	200	208
Mexico Remittances Funding Fiduciary Estate
4.875%, 1-15-28 (A)	200	197

		405

Total Luxembourg – 3.0%		$618
Malaysia

Consumer Discretionary – 1.0%
GENM Capital Labuan Ltd.
3.882%, 4-19-31 (A)	200	200

Total Malaysia – 1.0%		$200
Mexico

Consumer Staples – 1.1%
Grupo Bimbo S.A.B. de C.V.
3.875%, 6-27-24 (A)	200	216

Energy – 0.4%
Petroleos Mexicanos
6.490%, 1-23-27	80	85

Financials – 0.8%
Banco Santander S.A.
4.125%, 11-9-22 (A)	150	156

Industrials – 2.1%
Alfa S.A.B. de C.V.
5.250%, 3-25-24 (A)	200	218
Grupo Kuo S.A.B. de C.V.
5.750%, 7-7-27 (A)	200	210

		428

Materials – 2.1%
Industrias Penoles S.A.B. de C.V.
4.150%, 9-12-29 (A)	200	217
Orbia Advance Corp. S.A.B. de C.V.
1.875%, 5-11-26 (A)	200	203

		420

Total Mexico – 6.5%		$1,305

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Netherlands

Energy – 0.5%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.)
5.600%, 1-3-31	$100	$112

Health Care – 1.1%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.)
6.750%, 3-1-28 (B)	200	220

Total Netherlands – 1.6%		$332
Nigeria

Financials – 1.1%
Africa Finance Corp.
4.375%, 4-17-26 (A)	200	218

Total Nigeria – 1.1%		$218
Panama

Financials – 1.0%
Banco Latinoamericanco de Comercio Exterior S.A.
2.375%, 9-14-25 (A)	200	205

Total Panama – 1.0%		$205
Peru

Financials – 1.7%
Banco de Credito del Peru
4.250%, 4-1-23 (A)	150	157
Corporacion Financiera de Desarrolla S.A.
2.400%, 9-28-27 (A)	200	197

		354

Utilities – 0.9%
Fenix Power Peru S.A.
4.317%, 9-20-27	172	175

Total Peru – 2.6%		$529
Saudi Arabia

Energy – 1.0%
Saudi Arabian Oil Co.
1.250%, 11-24-23 (A)	200	202

Total Saudi Arabia – 1.0%		$202
South Korea

Consumer Discretionary – 1.0%
Kia Corp.
1.750%, 10-16-26 (A)	200	202

Financials – 2.2%
Hyundai Capital Services, Inc.
2.983%, 8-29-22 (A)	210	215

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financials (Continued)
Korea Development Bank
3.250%, 2-19-24	$200	$214

		429

Total South Korea – 3.2%		$631
Spain

Financials – 1.0%
Banco Santander S.A.
2.706%, 6-27-24	200	211

Utilities – 1.0%
EnfraGen Energia Sur S.A.U.
5.375%, 12-30-30 (A)	200	199

Total Spain – 2.0%		$410
United Arab Emirates

Consumer Discretionary – 1.0%
GEMS MENASA Cayman Ltd. and GEMS Education Delaware LLC
7.125%, 7-31-26 (A)	200	207

Energy – 1.0%
Galaxy Pipeline Assets BidCo Ltd.
1.750%, 9-30-27 (A)	200	202

Total United Arab Emirates – 2.0%		$409
United Kingdom

Communication Services – 1.0%
Liquid Telecommunications Financing plc (GTD by Liquid Telecommunications Holdings Ltd.)
8.500%, 7-13-22 (A)	200	202

Consumer Staples – 1.0%
Imperial Tobacco Finance plc
3.750%, 7-21-22 (A)	200	205

Financials – 2.7%
ANZ New Zealand International Ltd.
3.450%, 1-21-28 (A)	200	222
Royal Bank of Scotland Group plc (The)
6.000%, 12-19-23	100	112
State Bank of India
4.875%, 4-17-24 (A)	200	219

		553

Total United Kingdom – 4.7%		$960
United States

Consumer Discretionary – 1.6%
D.R. Horton, Inc.
2.600%, 10-15-25	100	105
Volkswagen Group of America, Inc.
4.250%, 11-13-23 (A)	200	216

		321

18	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP GLOBAL BOND (in thousands)

JUNE 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Staples – 1.3%
Keurig Dr Pepper, Inc.
4.597%, 5-25-28	$125	$147
Reynolds American, Inc.
4.450%, 6-12-25	100	111

		258

Financials – 5.4%
Bank of America Corp.
3.593%, 7-21-28	125	138
BBVA Bancomer S.A.
5.875%, 9-13-34 (A)	200	219
Citadel Finance LLC
3.375%, 3-9-26 (A)	100	100
Citigroup, Inc.
3.520%, 10-27-28	125	137
Goldman Sachs Group, Inc. (The)
3.814%, 4-23-29	100	112
JPMorgan Chase & Co.:
3.540%, 5-1-28	118	130
4.000%, 10-1-68	50	51
TerraForm Global Operating LLC (GTD by TerraForm Global LLC)
6.125%, 3-1-26 (A)	50	52
Wells Fargo & Co.
4.300%, 7-22-27	125	143

		1,082

Health Care – 1.4%
Bayer U.S. Finance II LLC
2.850%, 4-15-25 (A)	200	208
Fresenius U.S. Finance II, Inc.
4.500%, 1-15-23 (A)	75	78

		286

Industrials – 0.4%
BAE Systems Holdings, Inc.
3.800%, 10-7-24 (A)	75	82

Real Estate – 1.6%
Aircastle Ltd.
4.400%, 9-25-23	100	107
Crown Castle International Corp.
4.000%, 3-1-27	100	112
CyrusOne L.P. and CyrusOne Finance Corp. (GTD by CyrusOne, Inc.)
2.900%, 11-15-24	100	106

		325

Total United States – 11.7%		$2,354
Uruguay

Industrials – 0.4%
Navios South American Logistics, Inc. and Navios Logistics Finance (U.S.), Inc.
10.750%, 7-1-25 (A)	70	78

Total Uruguay – 0.4%		$78

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Venezuela

Financials – 0.9%
Corporacion Andina de Fomento:
3.250%, 2-11-22	$150	$153
2.375%, 5-12-23	30	31

		184

Total Venezuela – 0.9%		$184
Vietnam

Energy – 1.2%
Mong Duong Finance Holdings B.V.
5.125%, 5-7-29 (A)	250	251

Total Vietnam – 1.2%		$251

TOTAL CORPORATE DEBT SECURITIES – 75.8%		$15,382
(Cost: $14,547)

OTHER GOVERNMENT SECURITIES (C)
Argentina – 0.5%
Republic of Argentina:
1.000%, 7-9-29	12	5
0.125%, 7-9-30	243	87

		92

Brazil – 1.1%
Federative Republic of Brazil
3.750%, 9-12-31	233	230

Columbia – 1.1%
Republic of Colombia
4.500%, 3-15-29	200	219

Mexico – 1.0%
United Mexican States
3.250%, 4-16-30 (B)	200	207

Panama – 1.1%
Republic of Panama
3.750%, 4-17-26	200	216

Peru – 1.0%
Republic of Peru:
2.783%, 1-23-31	100	102
1.862%, 12-1-32	100	93

		195

Qatar – 1.1%
Qatar Government Bond
3.875%, 4-23-23	200	213

Saudi Arabia – 1.2%
Saudi Arabia Government Bond
2.375%, 10-26-21 (A)	250	252

OTHER GOVERNMENT SECURITIES (C) (Continued)	Principal	Value
Uruguay – 0.3%
Republica Orient Uruguay
4.500%, 8-14-24 (B)	$50	$54

TOTAL OTHER GOVERNMENT SECURITIES – 8.4%		$1,678
(Cost: $1,699)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 13.8%
U.S. Treasury Bonds
0.875%, 11-15-30	200	190
U.S. Treasury Notes:
1.500%, 1-15-23	150	153
2.125%, 9-30-24	100	105
0.250%, 10-31-25	400	391
2.250%, 11-15-25	150	160
0.375%, 11-30-25	300	295
0.375%, 12-31-25	200	196
0.500%, 2-28-26	100	98
0.750%, 4-30-26	400	398
2.375%, 5-15-27	125	135
0.375%, 7-31-27	300	287
0.375%, 9-30-27	300	287
0.625%, 11-30-27	100	97

		2,792

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 13.8%		$2,792
(Cost: $2,815)

SHORT-TERM SECURITIES	Shares
Money Market Funds (D) – 6.9%
State Street Institutional U.S. Government Money Market Fund – Premier Class
0.030%	662	662
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares
0.010% (E)	740	740

		1,402

TOTAL SHORT-TERM SECURITIES – 6.9%		$1,402
(Cost: $1,402)

TOTAL INVESTMENT SECURITIES – 104.9%		$21,254
(Cost: $20,463)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (4.9)%		(1,001)

NET ASSETS – 100.0%		$20,253

2021	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP GLOBAL BOND (in thousands)

JUNE 30, 2021 (UNAUDITED)

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the total value of these securities amounted to $11,175 or 55.2% of net assets.

(B)	All or a portion of securities with an aggregate value of $722 are on loan.

(C)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(D)	Rate shown is the annualized 7-day yield at June 30, 2021.

(E)	Investment made with cash collateral received from securities on loan.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$15,382	$—
Other Government Securities	—	1,678	—
United States Government Obligations	—	2,792	—
Short-Term Securities	1,402	—	—
Total	$1,402	$19,852	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

Country Diversification

(as a % of net assets)
United States	25.5%
Mexico	7.5%
Brazil	6.2%
United Kingdom	4.7%
Chile	4.6%
China	4.1%
Peru	3.6%
South Korea	3.2%
Columbia	3.1%
Luxembourg	3.0%
Indonesia	2.3%
Saudi Arabia	2.2%
India	2.1%
Panama	2.1%
Spain	2.0%
United Arab Emirates	2.0%

Country Diversification (Continued)

Australia	1.8%
Netherlands	1.6%
Bermuda	1.5%
Canada	1.4%
Vietnam	1.2%
Argentina	1.2%
Japan	1.1%
Nigeria	1.1%
Hong Kong	1.1%
Austria	1.1%
Qatar	1.1%
Isle of Man	1.0%
Malaysia	1.0%
Cayman Islands	1.0%
British Virgin Islands	1.0%
Other Countries	1.6%
Other+	2.0%

+Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

20	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	DELAWARE IVY VIP GLOBAL EQUITY INCOME(a)

ALL DATA IS AS OF JUNE 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	98.6%
Financials	24.7%
Health Care	13.0%
Industrials	12.7%
Information Technology	11.9%
Consumer Staples	9.5%
Utilities	8.9%
Energy	6.2%
Consumer Discretionary	5.1%
Materials	4.0%
Communication Services	2.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.4%

Country Weightings

Europe	41.1%
Germany	12.4%
France	10.1%
United Kingdom	9.2%
Switzerland	4.0%
Other Europe	5.4%
North America	37.9%
United States	35.6%
Other North America	2.3%
Pacific Basin	19.6%
Japan	5.2%
Taiwan	4.9%
South Korea	4.3%
Other Pacific Basin	5.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.4%

Top 10 Equity Holdings

Company	Sector	Industry
Taiwan Semiconductor Manufacturing Co. Ltd.	Information Technology	Semiconductors
Samsung Electronics Co. Ltd.	Information Technology	Technology Hardware, Storage & Peripherals
AstraZeneca plc	Health Care	Pharmaceuticals
Bank of America Corp.	Financials	Diversified Banks
Schneider Electric S.A.	Industrials	Electrical Components & Equipment
Philip Morris International, Inc.	Consumer Staples	Tobacco
CVS Caremark Corp.	Health Care	Health Care Services
Raytheon Technologies Corp.	Industrials	Aerospace & Defense
ENEL S.p.A.	Utilities	Electric Utilities
Axa S.A.	Financials	Multi-Line Insurance

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)Effective July 1, 2021, the name of Ivy VIP Global Equity Income changed to Delaware Ivy VIP Global Equity Income.

2021	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP GLOBAL EQUITY INCOME (in thousands)

JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Financials – 2.3%
Bank of Montreal	70	$7,215

Total Canada – 2.3%		$7,215
France

Energy – 2.4%
TotalEnergies SE (A)	163	7,392

Financials – 2.7%
Axa S.A.	332	8,429

Health Care – 1.8%
Sanofi-Aventis	54	5,694

Industrials – 3.2%
Schneider Electric S.A.	64	10,021

Total France – 10.1%		$31,536
Germany

Communication Services – 2.6%
Deutsche Telekom AG, Registered Shares	388	8,199

Financials – 1.4%
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	16	4,393

Industrials – 2.6%
Siemens AG	51	8,131

Utilities – 3.3%
E.ON AG	361	4,177
RWE Aktiengesellschaft	173	6,285

		10,462

Total Germany – 9.9%		$31,185
Indonesia

Financials – 1.9%
PT Bank Mandiri (Persero) Tbk	14,177	5,769

Total Indonesia – 1.9%		$5,769
Ireland

Materials – 1.4%
CRH plc	88	4,447

Total Ireland – 1.4%		$4,447
Italy

Utilities – 2.7%
ENEL S.p.A.	910	8,455

Total Italy – 2.7%		$8,455

COMMON STOCKS (Continued)	Shares	Value
Japan

Financials – 3.7%
ORIX Corp.	438	$7,382
Tokio Marine Holdings, Inc.	94	4,336

		11,718

Industrials – 1.5%
ITOCHU Corp.	168	4,842

Total Japan – 5.2%		$16,560
Macau

Consumer Discretionary – 1.3%
Sands China Ltd.	995	4,190

Total Macau – 1.3%		$4,190
Singapore

Financials – 2.0%
DBS Group Holdings Ltd.	287	6,367

Total Singapore – 2.0%		$6,367
South Korea

Information Technology – 4.3%
Samsung Electronics Co. Ltd.	187	13,436

Total South Korea – 4.3%		$13,436
Sweden

Energy – 1.3%
Lundin Energy AB (A)	122	4,302

Total Sweden – 1.3%		$4,302
Switzerland

Financials – 1.5%
Zurich Financial Services, Registered Shares	12	4,781

Health Care – 2.5%
Roche Holdings AG, Genusscheine	20	7,707

Total Switzerland – 4.0%		$12,488
Taiwan

Information Technology – 4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	725	15,482

Total Taiwan – 4.9%		$15,482
United Kingdom

Consumer Staples – 2.6%
Unilever plc	139	8,142

Financials – 1.3%
3i Group plc	246	3,985

COMMON STOCKS (Continued)	Shares	Value
Health Care – 4.0%
AstraZeneca plc	106	$12,687

Materials – 1.3%
Anglo American plc	107	4,255

Total United Kingdom – 9.2%		$29,069
United States

Consumer Discretionary – 1.3%
V.F. Corp.	50	4,132

Consumer Staples – 6.9%
Philip Morris International, Inc.	93	9,255
Procter & Gamble Co. (The)	60	8,154
Sysco Corp.	56	4,376

		21,785

Energy – 2.5%
ConocoPhillips	128	7,769

Financials – 7.9%
Bank of America Corp.	283	11,664
Citigroup, Inc.	83	5,842
Morgan Stanley	81	7,390

		24,896

Health Care – 4.7%
Amgen, Inc.	25	6,097
CVS Caremark Corp.	105	8,764

		14,861

Industrials – 5.4%
Eaton Corp.	55	8,081
Raytheon Technologies Corp.	102	8,662

		16,743

Information Technology – 2.7%
Cisco Systems, Inc.	158	8,364

Materials – 1.3%
Eastman Chemical Co.	34	3,974

Utilities – 2.9%
Exelon Corp.	107	4,728
Public Service Enterprise Group, Inc.	74	4,394

		9,122

Total United States – 35.6%		$111,646

TOTAL COMMON STOCKS – 96.1%		$302,147
(Cost: $249,959)

PREFERRED STOCKS
Germany

Consumer Discretionary – 2.5%
Volkswagen AG, 2.260%	31	7,826

Total Germany – 2.5%		$7,826

TOTAL PREFERRED STOCKS – 2.5%		$7,826
(Cost: $5,376)

22	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP GLOBAL EQUITY INCOME (in thousands)

JUNE 30, 2021 (UNAUDITED)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (B) – 1.3%
State Street Institutional U.S. Government Money Market Fund – Premier Class
0.030%	3,261	$3,261
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares
0.010% (C)	788	788

		4,049

TOTAL SHORT-TERM SECURITIES – 1.3%		$4,049
(Cost: $4,049)

TOTAL INVESTMENT SECURITIES – 99.9%		$314,022
(Cost: $259,384)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		307

NET ASSETS – 100.0%		$314,329

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $7,445 are on loan.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the annualized 7-day yield at June 30, 2021.

(D)	Investment made with cash collateral received from securities on loan.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$302,147	$—	$—
Preferred Stocks	7,826	—	—
Short-Term Securities	4,049	—	—
Total	$314,022	$—	$—

Market Sector Diversification

(as a % of net assets)
Financials	24.7%
Health Care	13.0%
Industrials	12.6%
Information Technology	11.9%
Consumer Staples	9.5%
Utilities	8.9%
Energy	6.2%
Consumer Discretionary	5.2%
Materials	4.0%
Communication Services	2.6%
Other+	1.4%

+Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	23

PORTFOLIO HIGHLIGHTS	DELAWARE IVY VIP GLOBAL GROWTH(a)

ALL DATA IS AS OF JUNE 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	99.6%
Information Technology	26.5%
Consumer Discretionary	19.1%
Financials	15.0%
Industrials	14.1%
Health Care	10.7%
Communication Services	7.4%
Energy	4.7%
Consumer Staples	2.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.4%

Country Weightings

North America	63.2%
United States	61.3%
Other North America	1.9%
Europe	24.4%
United Kingdom	7.4%
France	6.5%
Switzerland	3.6%
Germany	3.5%
Other Europe	3.4%
Pacific Basin	11.6%
China	5.2%
Other Pacific Basin	6.4%
South America	0.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.4%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Amazon.com, Inc.	United States	Consumer Discretionary	Internet & Direct Marketing Retail
Microsoft Corp.	United States	Information Technology	Systems Software
Apple, Inc.	United States	Information Technology	Technology Hardware, Storage & Peripherals
PayPal, Inc.	United States	Information Technology	Data Processing & Outsourced Services
Airbus SE	France	Industrials	Aerospace & Defense
Schneider Electric S.A.	France	Industrials	Electrical Components & Equipment
Intuit, Inc.	United States	Information Technology	Application Software
Ferguson plc	Switzerland	Industrials	Trading Companies & Distributors
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	Taiwan	Information Technology	Semiconductors
Ferrari N.V.	Italy	Consumer Discretionary	Automobile Manufacturers

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)Effective July 1, 2021, the name of Ivy VIP Global Growth changed to Delaware Ivy VIP Global Growth.

24	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP GLOBAL GROWTH (in thousands)

JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Brazil

Consumer Discretionary – 0.4%
Magazine Luiza S.A.	159	$676

Total Brazil – 0.4%		$676
Canada

Energy – 1.9%
Canadian Natural Resources Ltd.	83	3,019

Total Canada – 1.9%		$3,019
China

Communication Services – 1.6%
Tencent Holdings Ltd.	35	2,595

Consumer Discretionary – 2.0%
Alibaba Group Holding Ltd. ADR (A)	14	3,274

Financials – 1.6%
Ping An Insurance (Group) Co. of China Ltd., H Shares	265	2,595

Total China – 5.2%		$8,464
France

Consumer Discretionary – 0.9%
LVMH Moet Hennessy – Louis Vuitton	2	1,475

Industrials – 5.6%
Airbus SE	37	4,701
Schneider Electric S.A.	28	4,330

		9,031

Total France – 6.5%		$10,506
Germany

Consumer Discretionary – 0.1%
AUTO1 Group SE (A)	3	111

Financials – 1.2%
Deutsche Boerse AG	11	1,978

Information Technology – 1.3%
Infineon Technologies AG	55	2,191

Total Germany – 2.6%		$4,280
India

Energy – 1.3%
Reliance Industries Ltd.	76	2,150

Total India – 1.3%		$2,150
Italy

Consumer Discretionary – 2.5%
Ferrari N.V.	20	4,052

Total Italy – 2.5%		$4,052

COMMON STOCKS (Continued)	Shares	Value
Japan

Financials – 1.5%
ORIX Corp.	147	$2,480

Industrials – 1.0%
Recruit Holdings Co. Ltd.	34	1,659

Total Japan – 2.5%		$4,139
Netherlands

Health Care – 0.9%
Koninklijke Philips Electronics N.V., Ordinary Shares	29	1,436

Total Netherlands – 0.9%		$1,436
Switzerland

Health Care – 1.0%
Alcon, Inc.	23	1,619

Industrials – 2.6%
Ferguson plc	30	4,217

Total Switzerland – 3.6%		$5,836
Taiwan

Information Technology – 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	35	4,166

Total Taiwan – 2.6%		$4,166
United Kingdom

Communication Services – 1.8%
WPP Group plc	218	2,941

Consumer Discretionary – 1.7%
Aptiv plc (A)	18	2,837

Consumer Staples – 2.1%
Diageo plc	39	1,880
Unilever plc	26	1,539

		3,419

Health Care – 1.8%
AstraZeneca plc	16	1,888
AstraZeneca plc ADR (B)	18	1,070

		2,958

Total United Kingdom – 7.4%		$12,155
United States

Communication Services – 4.0%
Alphabet, Inc., Class A (A)	1	2,024
Facebook, Inc., Class A (A)	8	2,641
Pinterest, Inc., Class A (A)	22	1,762

		6,427

COMMON STOCKS (Continued)	Shares	Value
Consumer Discretionary – 10.6%
Amazon.com, Inc. (A)	2	$7,510
Brinker International, Inc. (A)	14	836
Darden Restaurants, Inc.	27	3,895
Dollar General Corp.	5	1,027
Skechers USA, Inc. (A)	77	3,825

		17,093

Energy – 1.5%
ConocoPhillips	41	2,495

Financials – 10.7%
Citigroup, Inc.	24	1,729
CME Group, Inc.	6	1,238
Discover Financial Services	25	2,996
Goldman Sachs Group, Inc. (The)	9	3,453
JPMorgan Chase & Co.	14	2,130
Morgan Stanley	40	3,674
Pinnacle Financial Partners, Inc.	23	2,018

		17,238

Health Care – 7.0%
Abbott Laboratories	14	1,620
HCA Holdings, Inc.	11	2,209
Johnson & Johnson	17	2,762
Thermo Fisher Scientific, Inc.	5	2,597
UnitedHealth Group, Inc.	5	2,121

		11,309

Industrials – 4.9%
Eaton Corp.	20	3,031
Northrop Grumman Corp.	7	2,600
Union Pacific Corp.	10	2,261

		7,892

Information Technology – 22.6%
Adobe, Inc. (A)	4	2,391
Ambarella, Inc. (A)	21	2,223
Apple, Inc.	41	5,605
Autodesk, Inc. (A)	3	868
Fidelity National Information Services, Inc.	19	2,635
Intuit, Inc.	9	4,320
MasterCard, Inc., Class A	9	3,204
Microsoft Corp.	23	6,217
PayPal, Inc. (A)	18	5,260
Visa, Inc., Class A	17	3,911

		36,634

Total United States – 61.3%		$99,088

TOTAL COMMON STOCKS – 98.7%		$159,967
(Cost: $94,899)

PREFERRED STOCKS
Germany

Consumer Discretionary – 0.9%
Volkswagen AG, 2.260%	6	1,381

Total Germany – 0.9%		$1,381

TOTAL PREFERRED STOCKS – 0.9%		$1,381
(Cost: $1,612)

2021	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP GLOBAL GROWTH (in thousands)

JUNE 30, 2021 (UNAUDITED)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (C) – 0.2%
State Street Institutional U.S. Government Money Market Fund – Premier Class 0.030%	395	$395

TOTAL SHORT-TERM SECURITIES – 0.2%		$395
(Cost: $395)

TOTAL INVESTMENT SECURITIES – 99.8%		$161,743
(Cost: $96,906)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		289

NET ASSETS – 100.0%		$162,032

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $1,071 are on loan.

(C)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$159,967	$—	$—
Preferred Stocks	1,381	—	—
Short-Term Securities	395	—	—
Total	$161,743	$—	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Market Sector Diversification

(as a % of net assets)
Information Technology	26.5%
Consumer Discretionary	19.1%
Financials	15.0%
Industrials	14.1%
Health Care	10.7%
Communication Services	7.4%
Energy	4.7%
Consumer Staples	2.1%
Other+	0.4%

+Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

26	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	DELAWARE IVY VIP LIMITED-TERM BOND(a)

ALL DATA IS AS OF JUNE 30, 2021 (UNAUDITED)

Asset Allocation

Bonds	98.2%
Corporate Debt Securities	60.0%
United States Government and Government Agency Obligations	36.6%
Asset-Backed Securities	1.4%
Mortgage-Backed Securities	0.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.8%

Quality Weightings

Investment Grade	89.8%
AAA	14.4%
AA	12.4%
A	17.8%
BBB	45.2%
Non-Investment Grade	8.4%
BB	3.6%
Non-rated	4.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.8%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)Effective July 1, 2021, the name of Ivy VIP Limited-Term Bond changed to Delaware Ivy VIP Limited-Term Bond.

2021	SEMIANNUAL REPORT	27

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP LIMITED-TERM BOND (in thousands)

JUNE 30, 2021 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
American Airlines Class AA Pass-Through Certificates, Series 2016-2,
3.200%, 6-15-28	$787	$802
SBA Tower Trust, Series 2014-2 (GTD by SBA Guarantor LLC and SBA Holdings LLC),
3.869%, 10-8-24 (A)	2,000	2,101
SBA Tower Trust, Series 2019-1C (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.836%, 1-15-25 (A)	1,621	1,701
SBA Tower Trust, Series 2020-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC),
1.884%, 1-15-26 (A)	1,155	1,169

TOTAL ASSET-BACKED SECURITIES – 1.4%		$5,773
(Cost: $5,734)

CORPORATE DEBT SECURITIES
Communication Services

Cable & Satellite – 0.8%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.,
4.500%, 2-1-24	2,700	2,942
Omnicom Group, Inc. and Omnicom Capital, Inc.,
3.650%, 11-1-24	700	761

		3,703

Integrated Telecommunication Services – 2.7%
AT&T, Inc.:
4.125%, 2-17-26	1,500	1,687
1.700%, 3-25-26	1,350	1,365
2.950%, 7-15-26	1,250	1,345
Qwest Corp.,
6.750%, 12-1-21	1,386	1,420
Sprint Corp.,
7.875%, 9-15-23	1,721	1,957
Verizon Communications, Inc.:
1.450%, 3-20-26	800	807
3.000%, 3-22-27	3,020	3,254

		11,835

Movies & Entertainment – 1.0%
Netflix, Inc.:
5.500%, 2-15-22	1,310	1,347
5.875%, 2-15-25	1,250	1,447
TWDC Enterprises 18 Corp.,
7.550%, 7-15-93	1,350	1,564

		4,358

Publishing – 0.3%

Thomson Reuters Corp.,
4.300%, 11-23-23	1,269	1,368

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Wireless Telecommunication Service – 1.9%
Crown Castle Towers LLC:
3.222%, 5-15-22 (A)	$4,300	$4,309
3.720%, 7-15-23 (A)	745	769
3.663%, 5-15-25 (A)	950	1,015
Sprint Spectrum L.P.,
3.360%, 9-20-21 (A)	139	140
T-Mobile USA, Inc.,
3.500%, 4-15-25	2,000	2,173

		8,406

Total Communication Services – 6.7%		29,670
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.4%
PVH Corp.,
4.625%, 7-10-25	1,500	1,675

Automobile Manufacturers – 1.0%
General Motors Co.,
4.875%, 10-2-23	1,000	1,090
Nissan Motor Co. Ltd.,
3.043%, 9-15-23 (A)	1,250	1,304
Volkswagen Group of America, Inc.,
0.875%, 11-22-23 (A)	1,850	1,856

		4,250

Automotive Retail – 0.4%
7-Eleven, Inc.,
0.800%, 2-10-24 (A)	1,000	998
AutoNation, Inc.,
3.500%, 11-15-24	525	566

		1,564

Casinos & Gaming – 0.2%
Genting New York LLC and Genny Capital, Inc.,
3.300%, 2-15-26 (A)	725	733
GLP Capital L.P. and GLP Financing II, Inc.,
5.375%, 11-1-23	280	305

		1,038

Department Stores – 0.1%
Nordstrom, Inc.,
2.300%, 4-8-24 (A)	270	271

Homebuilding – 0.8%
D.R. Horton, Inc.,
2.600%, 10-15-25	625	659
Lennar Corp.:
4.125%, 1-15-22	1,000	1,012
4.750%, 11-15-22 (B)	2,000	2,098

		3,769

Internet & Direct Marketing Retail – 0.2%
Expedia Group, Inc.:
3.600%, 12-15-23	775	824
6.250%, 5-1-25 (A)	220	256

		1,080

Total Consumer Discretionary – 3.1%		13,647

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Staples

Agricultural Products – 0.4%
Cargill, Inc.,
1.375%, 7-23-23 (A)	$1,500	$1,529

Distillers & Vintners – 1.1%
Constellation Brands, Inc.:
3.200%, 2-15-23	2,250	2,346
4.250%, 5-1-23	1,188	1,267
Diageo Capital plc (GTD by Diageo plc),
3.500%, 9-18-23	1,300	1,385

		4,998

Food Distributors – 0.7%
Sysco Corp.:
5.650%, 4-1-25	1,500	1,739
3.750%, 10-1-25	1,350	1,487

		3,226

Household Products – 0.2%
Procter & Gamble Co. (The),
1.000%, 4-23-26	750	756

Packaged Foods & Meats – 0.8%
Campbell Soup Co.,
3.950%, 3-15-25	1,025	1,131
Conagra Brands, Inc.,
1.375%, 11-1-27	955	933
McCormick & Co., Inc.:
3.500%, 9-1-23	475	502
0.900%, 2-15-26	1,025	1,008

		3,574

Soft Drinks – 1.2%
Coca-Cola European Partners plc,
0.800%, 5-3-24 (A)	1,500	1,496
Coca-Cola Refreshments USA, Inc.,
8.000%, 9-15-22	2,125	2,316
Keurig Dr Pepper, Inc.:
4.057%, 5-25-23	854	911
0.750%, 3-15-24	680	681

		5,404

Total Consumer Staples – 4.4%		19,487
Energy

Oil & Gas Exploration & Production – 0.9%
Aker BP ASA,
2.875%, 1-15-26 (A)	1,325	1,397
EQT Corp.,
3.000%, 10-1-22	1,050	1,074
Harvest Operations Corp.,
1.000%, 4-26-24 (A)	1,400	1,401

		3,872

Oil & Gas Refining & Marketing – 0.2%
HollyFrontier Corp.,
2.625%, 10-1-23	1,075	1,112

28	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP LIMITED-TERM BOND (in thousands)

JUNE 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Storage & Transportation – 2.6%
Cheniere Corpus Christi Holdings LLC,
7.000%, 6-30-24	$500	$573
Enbridge, Inc.,
2.900%, 7-15-22	2,470	2,530
EQT Midstream Partners L.P.,
4.750%, 7-15-23	506	529
Galaxy Pipeline Assets BidCo Ltd.,
1.750%, 9-30-27 (A)	1,500	1,518
Kinder Morgan Energy Partners L.P.,
3.450%, 2-15-23	1,646	1,713
Midwest Connector Capital Co. LLC,
3.625%, 4-1-22 (A)	1,550	1,576
Plains All American Pipeline L.P. and PAA Finance Corp.,
3.850%, 10-15-23	1,800	1,909
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.250%, 4-1-24	1,132	1,221

		11,569

Total Energy – 3.7%		16,553
Financials

Asset Management & Custody Banks – 1.7%
Ares Capital Corp.:
3.625%, 1-19-22	404	410
3.500%, 2-10-23	1,110	1,152
4.250%, 3-1-25	1,379	1,488
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.),
4.000%, 4-1-24	1,150	1,244
Citadel Finance LLC,
3.375%, 3-9-26 (A)	1,783	1,789
National Securities Clearing Corp.,
1.200%, 4-23-23 (A)	350	356
Owl Rock Capital Corp.,
3.400%, 7-15-26	1,300	1,356

		7,795

Consumer Finance – 2.8%
Ally Financial, Inc.:
1.450%, 10-2-23	3,060	3,107
5.800%, 5-1-25	2,150	2,500
Caterpillar Financial Services Corp.,
0.450%, 9-14-23	1,000	1,002
Discover Bank:
2.450%, 9-12-24	1,850	1,937
3.450%, 7-27-26	2,000	2,186
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
5.200%, 3-20-23	1,000	1,077
Hyundai Capital America,
1.250%, 9-18-23 (A)	800	808

		12,617

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Banks – 3.8%
Bank of America Corp.:
4.125%, 1-22-24	$1,000	$1,089
0.523%, 6-14-24	825	825
4.200%, 8-26-24	1,325	1,453
4.000%, 1-22-25	1,000	1,098
Mitsubishi UFJ Financial Group, Inc.,
0.848%, 9-15-24	1,500	1,509
Mizuho Financial Group, Inc.,
0.849%, 9-8-24	1,800	1,810
National Bank of Canada,
2.100%, 2-1-23	1,400	1,437
Sumitomo Mitsui Trust Bank Ltd.,
0.800%, 9-12-23 (A)	1,300	1,309
Svenska Handelsbanken AB,
0.625%, 6-30-23 (A)	1,500	1,507
Synchrony Bank,
3.000%, 6-15-22	1,500	1,534
U.S. Bancorp,
2.375%, 7-22-26	844	894
Wells Fargo & Co.,
3.000%, 4-22-26	2,300	2,474

		16,939

Financial Exchanges & Data – 0.8%
Intercontinental Exchange, Inc.:
0.700%, 6-15-23	1,300	1,306
3.450%, 9-21-23 (C)	2,080	2,210

		3,516

Investment Banking & Brokerage – 3.3%
Charles Schwab Corp. (The),
0.900%, 3-11-26	2,600	2,582
E*TRADE Financial Corp.,
2.950%, 8-24-22	1,908	1,960
Goldman Sachs Group, Inc. (The):
3.850%, 7-8-24	1,500	1,623
4.250%, 10-21-25	2,500	2,797
0.870%, 12-9-26	1,300	1,298
Morgan Stanley:
3.700%, 10-23-24	1,350	1,473
3.125%, 7-27-26	2,257	2,448
Morgan Stanley (3-Month U.S. LIBOR plus 110 bps),
4.000%, 5-31-23 (D)	300	304

		14,485

Life & Health Insurance – 2.1%
Aflac, Inc.,
1.125%, 3-15-26	1,350	1,354
MassMutual Global Funding II,
0.600%, 4-12-24 (A)	1,900	1,901
Metropolitan Life Global Funding I,
0.900%, 6-8-23 (A)	1,250	1,263
Principal Life Global Funding II,
0.750%, 4-12-24 (A)	800	801
Protective Life Global Funding:
0.631%, 10-13-23 (A)	750	752
1.618%, 4-15-26 (A)	1,350	1,369
Reliance Standard Life Insurance II,
2.150%, 1-21-23 (A)	1,400	1,433

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Life & Health Insurance (Continued)
Security Benefit Global Funding,
1.250%, 5-17-24 (A)	$275	$275

		9,148

Multi-Line Insurance – 0.7%
Athene Global Funding:
2.800%, 5-26-23 (A)	500	521
0.950%, 1-8-24 (A)	1,750	1,752
1.608%, 6-29-26 (A)	1,000	1,001

		3,274

Other Diversified Financial Services – 3.1%
Citigroup, Inc.:
2.750%, 4-25-22	2,000	2,037
3.500%, 5-15-23	1,510	1,592
0.776%, 10-30-24	1,300	1,304
5.500%, 9-13-25	1,000	1,166
JPMorgan Chase & Co.:
3.875%, 9-10-24	847	924
0.653%, 9-16-24	1,000	1,001
1.045%, 11-19-26	3,900	3,852
1.578%, 4-22-27	800	805
USAA Capital Corp.,
1.500%, 5-1-23 (A)	1,000	1,020

		13,701

Regional Banks – 0.5%
First Horizon National Corp.,
3.550%, 5-26-23	2,000	2,105

Specialized Finance – 1.2%
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust:
3.300%, 1-23-23	850	882
4.500%, 9-15-23	1,000	1,073
Corporacion Andina de Fomento,
2.375%, 5-12-23	500	517
Fidelity National Financial, Inc.,
5.500%, 9-1-22	1,290	1,362
FS KKR Capital Corp.,
4.750%, 5-15-22	820	844
LSEGA Financing plc,
0.650%, 4-6-24 (A)	540	540

		5,218

Total Financials – 20.0%		88,798
Health Care

Health Care Equipment – 0.6%
Becton Dickinson & Co.,
3.734%, 12-15-24	1,350	1,471
Boston Scientific Corp.,
3.850%, 5-15-25	875	967

		2,438

Health Care Facilities – 0.5%
HCA, Inc. (GTD by HCA Holdings, Inc.):
4.750%, 5-1-23	656	703
5.875%, 5-1-23	1,469	1,598

		2,301

2021	SEMIANNUAL REPORT	29

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP LIMITED-TERM BOND (in thousands)

JUNE 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care Services – 0.3%
Highmark, Inc.,
1.450%, 5-10-26 (A)	$1,375	$1,372

Managed Health Care – 0.7%
Anthem, Inc.,
3.350%, 12-1-24	2,000	2,159
UnitedHealth Group, Inc.,
1.150%, 5-15-26	1,100	1,101

		3,260

Pharmaceuticals – 1.8%
AbbVie, Inc.,
2.300%, 11-21-22	1,400	1,437
Bayer U.S. Finance II LLC,
2.850%, 4-15-25 (A)	1,260	1,311
Elanco Animal Health, Inc.,
5.022%, 8-28-23 (B)	534	576
Fresenius Medical Care U.S. Finance III, Inc.,
1.875%, 12-1-26 (A)	1,175	1,176
Royalty Pharma plc (GTD by Royalty Pharma Holdings Ltd.):
0.750%, 9-2-23 (A)	1,800	1,806
1.200%, 9-2-25 (A)	1,647	1,634

		7,940

Total Health Care – 3.9%		17,311

Industrials

Aerospace & Defense – 2.6%
BAE Systems plc,
4.750%, 10-11-21 (A)	1,170	1,184
Boeing Co. (The):
2.200%, 10-30-22	2,000	2,035
2.800%, 3-1-23	2,250	2,327
Harris Corp.,
3.832%, 4-27-25	775	849
Leidos, Inc. (GTD by Leidos Holdings, Inc.),
2.950%, 5-15-23	1,870	1,950
Park Aerospace Holdings Ltd.:
5.250%, 8-15-22 (A)	250	261
5.500%, 2-15-24 (A)	1,300	1,430
Raytheon Technologies Corp.,
2.500%, 12-15-22	1,500	1,539

		11,575

Agricultural & Farm Machinery – 0.4%
CNH Industrial Capital LLC (GTD by CNH Industrial Capital America LLC and New Holland Credit Co. LLC),
1.950%, 7-2-23	1,550	1,589

Airlines – 0.2%
Aviation Capital Group LLC,
4.375%, 1-30-24 (A)	1,000	1,073

Diversified Support Services – 0.3%
Genpact Luxembourg S.a.r.l. and Genpact USA, Inc.,
1.750%, 4-10-26	1,100	1,103

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Electrical Components & Equipment – 0.2%
Vontier Corp.,
1.800%, 4-1-26 (A)	$815	$812

Environmental & Facilities Services – 1.4%
Republic Services, Inc.,
0.875%, 11-15-25	1,800	1,785
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.):
2.400%, 5-15-23	2,413	2,497
0.750%, 11-15-25	1,955	1,937

		6,219

Industrial Conglomerates – 0.1%
General Electric Capital Corp.,
5.012%, 1-1-24	534	559

Industrial Machinery – 0.3%
Roper Technologies, Inc.,
1.000%, 9-15-25	1,400	1,395

Railroads – 0.3%
Canadian National Railway Co.,
2.750%, 3-1-26	1,400	1,503

Research & Consulting Services – 0.4%
IHS Markit Ltd.,
5.000%, 11-1-22 (A)	1,690	1,773

Total Industrials – 6.2%		27,601

Information Technology

Application Software – 0.8%
Infor, Inc.,
1.450%, 7-15-23 (A)	877	887
Nuance Communications, Inc.,
5.625%, 12-15-26	1,455	1,520
NXP B.V. and NXP Funding LLC,
3.875%, 6-18-26 (A)	1,000	1,109

		3,516

Data Processing & Outsourced Services – 1.3%
Fidelity National Information Services, Inc.,
0.600%, 3-1-24	1,365	1,364
Global Payments, Inc.,
2.650%, 2-15-25	1,875	1,977
PayPal Holdings, Inc.,
1.650%, 6-1-25	2,250	2,311

		5,652

Internet Services & Infrastructure – 0.1%
Baidu, Inc.,
1.720%, 4-9-26	379	383

Semiconductors – 1.2%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.),
3.469%, 4-15-34 (A)	450	476
Maxim Integrated Products, Inc.,
3.375%, 3-15-23	225	235

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Semiconductors (Continued)
Microchip Technology, Inc.,
0.983%, 9-1-24 (A)	$1,850	$1,842
TSMC Global Ltd.,
1.250%, 4-23-26 (A)	1,500	1,488
Xilinx, Inc.,
2.950%, 6-1-24	1,325	1,402

		5,443

Systems Software – 0.2%
Fortinet, Inc.,
1.000%, 3-15-26	1,095	1,085

Technology Hardware, Storage & Peripherals – 0.8%
Apple, Inc.,
3.000%, 2-9-24	2,650	2,813
Seagate HDD Cayman (GTD by Seagate Technology plc),
4.750%, 6-1-23	650	694

		3,507

Total Information Technology – 4.4%		19,586

Materials

Construction Materials – 0.2%
Martin Marietta Materials, Inc.,
0.650%, 7-15-23	700	702

Diversified Chemicals – 0.2%
DowDuPont, Inc.,
4.205%, 11-15-23	800	867

Fertilizers & Agricultural Chemicals – 0.3%
Mosaic Co. (The):
3.250%, 11-15-22	774	801
4.250%, 11-15-23	250	269
Nutrien Ltd.,
1.900%, 5-13-23	500	512

		1,582

Paper Packaging – 0.3%
Graphic Packaging International LLC (GTD by Graphic Packaging International Partners LLC and Field Container Queretaro (USA) LLC),
0.821%, 4-15-24 (A)	1,350	1,341

Total Materials – 1.0%		4,492
Real Estate

Industrial REITs – 0.3%
Avolon Holdings Funding Ltd.:
3.625%, 5-1-22 (A)	500	512
4.250%, 4-15-26 (A)	800	867

		1,379

Office REITs – 0.1%
Vornado Realty L.P.,
2.150%, 6-1-26	400	406

30	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP LIMITED-TERM BOND (in thousands)

JUNE 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialized REITs – 2.6%
American Tower Corp.:
3.070%, 3-15-23 (A)	$3,545	$3,562
0.600%, 1-15-24	1,300	1,299
1.300%, 9-15-25	795	798
Crown Castle International Corp.:
3.150%, 7-15-23	400	420
1.050%, 7-15-26	1,650	1,613
CyrusOne L.P. and CyrusOne Finance Corp. (GTD by CyrusOne, Inc.),
2.900%, 11-15-24	1,000	1,057
Equinix, Inc.:
2.625%, 11-18-24	1,112	1,171
1.000%, 9-15-25	1,325	1,317

		11,237

Total Real Estate – 3.0%		13,022
Utilities

Electric Utilities – 3.0%
American Transmission Systems, Inc.,
5.250%, 1-15-22 (A)	275	282
CenterPoint Energy, Inc.,
2.500%, 9-1-22	3,000	3,068
Edison International,
3.550%, 11-15-24	1,300	1,383
Evergy, Inc.,
5.292%, 6-15-22 (B)	1,154	1,192
FirstEnergy Corp.,
2.850%, 7-15-22	1,665	1,693
MidAmerican Energy Co.,
3.700%, 9-15-23	1,045	1,109
National Rural Utilities Cooperative Finance Corp.,
1.000%, 6-15-26	800	793
Southern Co. (The),
0.600%, 2-26-24	1,365	1,362
Virginia Electric and Power Co., Series C,
2.750%, 3-15-23	2,515	2,603

		13,485

Multi-Utilities – 0.6%
Dominion Energy Gas Holdings LLC,
3.550%, 11-1-23	1,235	1,309
Pacific Gas and Electric Co. (3-Month U.S. LIBOR plus 137.50 bps),
1.530%, 11-15-21 (D)	1,300	1,303

		2,612

Total Utilities – 3.6%		16,097

TOTAL CORPORATE DEBT SECURITIES – 60.0%		$266,264
(Cost: $263,734)

MORTGAGE-BACKED SECURITIES	Principal	Value
Non-Agency REMIC/CMO – 0.2%
Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class AK16,
0.000%, 12-27-43 (A)(E)	$1,000	$990

TOTAL MORTGAGE-BACKED SECURITIES – 0.2%		$990
(Cost: $980)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 1.0%
Federal Home Loan Bank,
2.250%, 7-21-31	1,640	1,641
U.S. Department of Transportation,
6.001%, 12-7-21 (A)	2,500	2,579

		4,220

Mortgage-Backed Obligations – 14.5%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
2.057%, 3-25-28 (A)	892	869
2.500%, 5-15-44	367	383
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 185 bps),
1.936%, 8-25-25 (A)(D)	1,316	1,292
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 205 bps),
2.136%, 6-25-28 (A)(D)	558	548
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 215 bps),
2.236%, 1-25-27 (A)(D)	570	563
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 220 bps):
2.311%, 7-25-26 (A)(D)	1,193	1,193
2.286%, 4-25-29 (A)(D)	773	771
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 225 bps),
2.336%, 12-25-29 (A)(D)	1,244	1,233
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 230 bps):
2.386%, 8-25-29 (A)(D)	1,608	1,610
2.386%, 9-25-29 (A)(D)	806	808
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 235 bps),
2.436%, 2-25-26 (A)(D)	2,023	2,025
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 245 bps),
2.536%, 11-25-29 (A)(D)	1,300	1,297

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 250 bps),
2.586%, 11-25-24 (A)(D)	$421	$419
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 255 bps),
2.636%, 6-25-27 (A)(D)	415	412
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 265 bps),
2.736%, 5-25-27 (A)(D)	759	765
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 435 bps),
4.436%, 11-25-21 (A)(D)	2,923	2,924
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 710 bps),
7.186%, 9-25-22 (A)(D)	759	748
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-Month U.S. LIBOR),
4.086%, 9-25-22 (A)(D)	359	359
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index):
3.497%, 8-25-46 (A)(D)	1,250	1,308
3.715%, 11-25-47 (A)(D)	1,500	1,503
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index):
3.511%, 7-25-22 (A)(D)	1,720	1,765
3.745%, 7-25-46 (A)(D)	2,000	2,090
4.069%, 12-25-46 (A)(D)	1,270	1,355
3.673%, 11-25-47 (A)(D)	5,000	5,141
3.641%, 2-25-48 (A)(D)	2,000	2,029
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
3.704%, 11-25-23 (A)(D)	10,870	11,369
4.003%, 5-25-45 (A)(D)	600	616
3.667%, 6-25-45 (A)(D)	1,000	1,046
3.612%, 8-25-46 (A)(D)	1,009	1,064
3.673%, 11-25-47 (A)(D)	2,724	2,810
3.641%, 2-25-48 (A)(D)	1,000	1,015
3.710%, 6-25-48 (A)(D)	1,170	1,266
3.598%, 12-25-49 (A)(D)	600	626
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index):
3.863%, 6-25-22 (A)(D)	2,000	2,046
4.195%, 5-25-25 (A)(D)	225	245
3.800%, 11-25-49 (A)(D)	1,900	2,039
3.764%, 11-25-50 (A)(D)	5,650	6,047
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates,
4.500%, 8-1-30	327	355
Government National Mortgage Association Agency REMIC/CMO,
2.000%, 3-16-42	462	476

		64,430

2021	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP LIMITED-TERM BOND (in thousands)

JUNE 30, 2021 (UNAUDITED)

	Principal	Value

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 15.5%		$68,650
(Cost: $66,969)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 21.1%
U.S. Treasury Notes:
2.125%, 12-31-21	$3,000	3,031
1.500%, 1-31-22	14,750	14,875
1.875%, 2-28-22	19,000	19,229
1.750%, 4-30-22	13,000	13,180
1.750%, 5-31-22	2,250	2,284
2.000%, 7-31-22	10,000	10,206
1.375%, 10-15-22	1,000	1,016
2.375%, 1-31-23	2,250	2,328
2.500%, 3-31-23	1,000	1,040
0.250%, 6-15-23	10,000	10,003
0.125%, 8-15-23	6,300	6,282
0.125%, 12-15-23	3,000	2,985
0.125%, 1-15-24	3,000	2,982
0.375%, 11-30-25	4,000	3,929

		93,370

UNITED STATES GOVERNMENT OBLIGATIONS (Continued)	Principal	Value

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 21.1%		$93,370
(Cost: $92,367)

SHORT-TERM SECURITIES
Commercial Paper(F) – 1.3%
General Motors Financial Co., Inc.,
0.240%, 7-1-21	$4,000	4,000
Sonoco Products Co.,
0.100%, 7-1-21	500	500
Walgreens Boots Alliance, Inc.,
0.130%, 7-1-21	1,350	1,350

		5,850

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Week U.S. LIBOR plus 25 bps),
0.340%, 7-7-21 (G)	1,000	1,000

SHORT-TERM SECURITIES (Continued)	Shares	Value
Money Market Funds (I) – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares
0.010% (H)	1,128	$1,127
State Street Institutional U.S. Government Money Market Fund – Premier Class
0.030%	259	259

		1,386

TOTAL SHORT-TERM SECURITIES – 1.8%		$8,236
(Cost: $8,236)

TOTAL INVESTMENT SECURITIES – 100.0%		$443,283
(Cost: $438,020)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		102

NET ASSETS – 100.0%		$443,385

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the total value of these securities amounted to $136,919 or 30.9% of net assets.

(B)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2021.

(C)	All or a portion of securities with an aggregate value of $1,098 are on loan.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Zero coupon bond.

(F)	Rate shown is the yield to maturity at June 30, 2021.

(G)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2021. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(H)	Investment made with cash collateral received from securities on loan.

(I)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$5,773	$—
Corporate Debt Securities	—	266,264	—
Mortgage-Backed Securities	—	990	—
United States Government Agency Obligations	—	68,650	—
United States Government Obligations	—	93,370	—
Short-Term Securities	1,386	6,850	—
Total	$1,386	$441,897	$—

32	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP LIMITED-TERM BOND (in thousands)

JUNE 30, 2021 (UNAUDITED)

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	33

PORTFOLIO HIGHLIGHTS	DELAWARE IVY VIP SECURIAN REAL ESTATE SECURITIES(a)

ALL DATA IS AS OF JUNE 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	99.5%
Real Estate	99.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.5%

Top 10 Equity Holdings

Company	Sector	Industry
ProLogis, Inc.	Real Estate	Industrial REITs
Equinix, Inc.	Real Estate	Specialized REITs
Public Storage, Inc.	Real Estate	Specialized REITs
Welltower, Inc.	Real Estate	Health Care REITs
AvalonBay Communities, Inc.	Real Estate	Residential REITs
Invitation Homes, Inc.	Real Estate	Residential REITs
Ventas, Inc.	Real Estate	Health Care REITs
American Tower Corp., Class A	Real Estate	Specialized REITs
Digital Realty Trust, Inc.	Real Estate	Specialized REITs
Extra Space Storage, Inc.	Real Estate	Specialized REITs

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)Effective July 1, 2021, the name of Ivy VIP Securian Real Estate Securities changed to Delaware Ivy VIP Securian Real Estate Securities.

34	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP SECURIAN REAL ESTATE SECURITIES (in thousands)

JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Real Estate

Diversified REITs – 1.9%
Essential Properties Realty Trust, Inc.	12	$319
VEREIT, Inc.	9	393

		712

Health Care REITs – 9.0%
CareTrust REIT, Inc.	11	265
Healthpeak Properties, Inc.	10	319
Ventas, Inc.	23	1,296
Welltower, Inc.	18	1,496

		3,376

Hotel & Resort REITs – 5.4%
Host Hotels & Resorts, Inc. (A)	35	597
MGM Growth Properties LLC, Class A	13	491
Park Hotels & Resorts, Inc. (A)	23	472
Pebblebrook Hotel Trust	11	268
RLJ Lodging Trust	11	171

		1,999

Industrial REITs – 11.1%
Duke Realty Corp.	17	814
First Industrial Realty Trust, Inc.	7	366
ProLogis, Inc.	25	2,979

		4,159

Office REITs – 6.7%
Alexandria Real Estate Equities, Inc.	4	700
Boston Properties, Inc.	6	676
Highwoods Properties, Inc.	10	443
Kilroy Realty Corp.	10	682

		2,501

COMMON STOCKS (Continued)	Shares	Value
Residential REITs – 25.4%
American Homes 4 Rent	29	$1,134
AvalonBay Communities, Inc.	7	1,473
Camden Property Trust	5	677
Equity Lifestyle Properties, Inc.	10	736
Equity Residential	7	502
Essex Property Trust, Inc.	3	840
Invitation Homes, Inc.	38	1,410
Mid-America Apartment Communities, Inc.	4	657
Sun Communities, Inc.	6	960
UDR, Inc.	22	1,087

		9,476

Retail REITs – 11.5%
Agree Realty Corp.	7	500
Brixmor Property Group, Inc.	28	639
Kimco Realty Corp.	27	563
National Retail Properties, Inc.	13	624
Realty Income Corp.	5	327
Regency Centers Corp.	10	621
Simon Property Group, Inc.	8	1,036

		4,310

Specialized REITs – 28.5%
American Tower Corp., Class A	5	1,270
CyrusOne, Inc.	2	150
Digital Realty Trust, Inc.	8	1,219
Equinix, Inc.	3	2,804
Extra Space Storage, Inc.	7	1,163
Life Storage, Inc.	8	810
Public Storage, Inc.	6	1,925
SBA Communications Corp.	2	510
VICI Properties, Inc.	26	808

		10,659

COMMON STOCKS (Continued)	Shares	Value

Total Real Estate – 99.5%		$37,192

TOTAL COMMON STOCKS – 99.5%		$37,192
(Cost: $31,452)

SHORT-TERM SECURITIES
Money Market Funds (B) – 0.3%
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.030%	118	118

TOTAL SHORT-TERM SECURITIES – 0.3%		$118
(Cost: $118)

TOTAL INVESTMENT SECURITIES – 99.8%		$37,310
(Cost: $31,570)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		64

NET ASSETS – 100.0%		$37,374

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$37,192	$—	$—
Short-Term Securities	118	—	—
Total	$37,310	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	35

PORTFOLIO HIGHLIGHTS	DELAWARE IVY VIP VALUE(a)

ALL DATA AS OF JUNE 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	99.2%
Financials	23.3%
Health Care	14.8%
Industrials	12.2%
Information Technology	9.1%
Communication Services	8.8%
Consumer Discretionary	7.2%
Consumer Staples	6.9%
Energy	5.5%
Materials	4.3%
Utilities	3.9%
Real Estate	3.2%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.8%

Top 10 Equity Holdings

Company	Sector	Industry
Wal-Mart Stores, Inc.	Consumer Staples	Hypermarkets & Super Centers
Comcast Corp., Class A	Communication Services	Cable & Satellite
Philip Morris International, Inc.	Consumer Staples	Tobacco
Welltower, Inc.	Real Estate	Health Care REITs
Morgan Stanley	Financials	Investment Banking & Brokerage
CVS Caremark Corp.	Health Care	Health Care Services
Raytheon Technologies Corp.	Industrials	Aerospace & Defense
Anthem, Inc.	Health Care	Managed Health Care
Eaton Corp.	Industrials	Electrical Components & Equipment
Citigroup, Inc.	Financials	Other Diversified Financial Services

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)	Effective July 1, 2021, the name of Ivy VIP Value changed to Delaware Ivy VIP Value.

36	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP VALUE (in thousands)

JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Alternative Carriers – 2.5%
Liberty Global, Inc., Series C (A)	417	$11,284

Cable & Satellite – 6.3%
Comcast Corp., Class A	271	15,431
Liberty Media Corp., Class C (A)	276	12,798

		28,229

Total Communication Services – 8.8%		39,513
Consumer Discretionary

Auto Parts & Equipment – 2.4%
Magna International, Inc.	118	10,918

General Merchandise Stores – 2.8%
Target Corp.	52	12,622

Home Improvement Retail – 2.0%
Lowe’s Co., Inc.	46	9,015

Total Consumer Discretionary – 7.2%		32,555
Consumer Staples

Hypermarkets & Super Centers – 3.6%
Wal-Mart Stores, Inc.	113	15,882

Tobacco – 3.3%
Philip Morris International, Inc.	150	14,882

Total Consumer Staples – 6.9%		30,764
Energy

Oil & Gas Exploration & Production – 2.8%
EOG Resources, Inc.	150	12,531

Oil & Gas Refining & Marketing – 2.7%
Marathon Petroleum Corp.	203	12,290

Total Energy – 5.5%		24,821
Financials

Asset Management & Custody Banks – 2.6%
Ameriprise Financial, Inc.	47	11,733

Consumer Finance – 5.2%
Capital One Financial Corp.	75	11,644
Synchrony Financial	240	11,649

		23,293

Diversified Banks – 0.9%
Wells Fargo & Co.	86	3,904

Investment Banking & Brokerage – 3.2%
Morgan Stanley	159	14,569

Life & Health Insurance – 1.2%
MetLife, Inc.	91	5,459

COMMON STOCKS (Continued)	Shares	Value
Mortgage REITs – 2.4%
AGNC Investment Corp.	634	$10,705

Other Diversified Financial Services – 3.0%
Citigroup, Inc.	188	13,318

Property & Casualty Insurance – 2.5%
Arch Capital Group Ltd. (A)	292	11,389

Regional Banks – 0.9%
Regions Financial Corp.	189	3,812

Reinsurance – 1.4%
Reinsurance Group of America, Inc.	55	6,274

Total Financials – 23.3%		104,456
Health Care

Biotechnology – 2.8%
Amgen, Inc.	33	8,086
Vertex Pharmaceuticals, Inc. (A)	22	4,476

		12,562

Health Care Distributors – 2.8%
McKesson Corp.	66	12,591

Health Care Facilities – 2.9%
HCA Holdings, Inc.	62	12,815

Health Care Services – 3.2%
CVS Caremark Corp.	174	14,539

Managed Health Care – 3.1%
Anthem, Inc.	36	13,812

Total Health Care – 14.8%		66,319
Industrials

Aerospace & Defense – 3.9%
Northrop Grumman Corp.	10	3,490
Raytheon Technologies Corp.	165	14,076

		17,566

Electrical Components & Equipment – 5.6%
Eaton Corp.	90	13,382
nVent Electric plc	374	11,678

		25,060

Railroads – 2.7%
Norfolk Southern Corp.	46	12,281

Total Industrials – 12.2%		54,907
Information Technology

Data Processing & Outsourced Services – 2.3%
Fidelity National Information Services, Inc.	72	10,142

COMMON STOCKS (Continued)	Shares	Value
Semiconductors – 4.7%
Broadcom Corp., Class A	25	$12,024
NXP Semiconductors N.V.	45	9,160

		21,184

Technology Hardware, Storage & Peripherals – 2.1%
Seagate Technology	107	9,365

Total Information Technology – 9.1%		40,691
Materials

Diversified Metals & Mining – 2.0%
BHP Billiton Ltd. ADR(B)	122	8,912

Paper Packaging – 2.3%
Graphic Packaging Holding Co.	562	10,199

Total Materials – 4.3%		19,111
Real Estate

Health Care REITs – 3.2%
Welltower, Inc.	176	14,601

Total Real Estate – 3.2%		14,601
Utilities

Electric Utilities – 3.9%
Entergy Corp.	88	8,745
Evergy, Inc. (C)	143	8,652

		17,397

Total Utilities – 3.9%		17,397

TOTAL COMMON STOCKS – 99.2%		$445,135
(Cost: $337,711)

SHORT-TERM SECURITIES
Money Market Funds (E) – 3.7%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 0.010% (D)	9,015	9,015
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.030%	7,664	7,664

		16,679

TOTAL SHORT-TERM SECURITIES – 3.7%		$16,679
(Cost: $16,679)

TOTAL INVESTMENT SECURITIES – 102.9%		$461,814
(Cost: $354,390)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.9)%		(13,133)

NET ASSETS – 100.0%		$448,681

2021	SEMIANNUAL REPORT	37

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP VALUE (in thousands)

JUNE 30, 2021 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $8,821 are on loan.

(C)	All or a portion of securities with an aggregate value of $169 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(D)	Investment made with cash collateral received from securities on loan.

(E)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following written options were outstanding at June 30, 2021 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Capital One Financial Corp.	N/A	Call	71	7	July 2021	$170.00	$38	$(2)
Magna International, Inc.	N/A	Call	160	16	September 2021	92.50	180	(88)
Reinsurance Group of America, Inc.	JPMorgan Chase Bank N.A.	Put	84	9	July 2021	135.00	64	(177)

							$282	$(267)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$445,135	$—	$—
Short-Term Securities	16,679	—	—
Total	$461,814	$—	$—
Liabilities
Written Options	$90	$177	$—

The following acronyms are used throughout this schedule:

ADR = American Depository Receipts

OTC = Over the Counter

REIT = Real Estate Investment Trusts

See Accompanying Notes to Financial Statements.

38	SEMIANNUAL REPORT	2021

STATEMENTS OF ASSETS AND LIABILITIES	IVY VIP

AS OF JUNE 30, 2021 (UNAUDITED)

(In thousands, except per share amounts)	Core Equity(1)	Corporate Bond(2)		Global Bond(3)		Global Equity Income(4)		Global Growth(5)		Limited- Term Bond(6)		Securian Real Estate Securities(7)		Value(8)
ASSETS
Investments in unaffiliated securities at value+^	$743,225	$736,987		$21,254		$314,022		$161,743		$443,283		$37,310		$461,814
Investments at Value	743,225	736,987		21,254		314,022		161,743		443,283		37,310		461,814
Cash	—	—		—		—		—		—		—	*	—
Restricted cash	—	112		—		—		—		—		—		—
Investment securities sold receivable	—	10,554		1		317		—		—		43		5,001
Dividends and interest receivable	115	5,495		198		1,097		521		2,364		101		449
Capital shares sold receivable	48	7		14		65		4		6		18		8
Receivable from affiliates	148	—		—		—		47		—		—		—
Receivable from securities lending income – net	—	—	*	—	*	1		—	*	1		—		11
Variation margin receivable	—	21		—		—		—		—		—		—
Prepaid and other assets	1	1		—	*	—	*	—	*	—	*	—	*	—	*
Total Assets	743,537	753,177		21,467		315,502		162,315		445,654		37,472		467,283

LIABILITIES
Cash collateral on securities loaned at value	—	96		740		788		—		1,127		—		9,015
Investment securities purchased payable	—	7,312		428		—		13		700		35		8,811
Capital shares redeemed payable	233	2,026		36		65		54		116		16		68
Independent Trustees and Chief Compliance Officer fees payable	114	79		2		45		55		30		7		63
Overdraft due to custodian	—	—		—		—	*	—		—		—		—
Distribution and service fees payable	5	5		—	*	2		1		3		—	*	3
Investment management fee payable	14	10		—		6		4		6		1		9
Accounting services fee payable	14	14		1		8		5		11		2		11
Written options at value+	—	—		—		—		—		—		—		267
Other liabilities	573	441		7		259		151		276		37		355
Total Liabilities	953	9,983		1,214		1,173		283		2,269		98		18,602
Commitments and Contingencies (See Note 2 and Note 10)
Total Net Assets	$742,584	$743,194		$20,253		$314,329		$162,032		$443,385		$37,374		$448,681

NET ASSETS
Capital paid in (shares authorized – unlimited)	$435,528	$703,544		$20,317		$252,085		$89,968		$433,985		$29,895		$293,613
Accumulated earnings gain (loss)	307,056	39,650		(64)		62,244		72,064		9,400		7,479		155,068
Total Net Assets	$742,584	$743,194		$20,253		$314,329		$162,032		$443,385		$37,374		$448,681

CAPITAL SHARES OUTSTANDING:
Class II	47,164	131,971		4,002		48,246		35,481		90,118		4,478		59,455

NET ASSET VALUE PER SHARE:
Class II	$15.74	$5.63		$5.06		$6.52		$4.57		$4.92		$8.35		$7.55

+COST
Investments in unaffiliated securities at cost	$500,230	$714,078		$20,463		$259,384		$96,906		$438,020		$31,570		$354,390
Written options premiums received at cost	—	—		—		—		—		—		—		282
^Securities loaned at value	—	94		722		7,445		1,071		1,098		—		8,821

*	Not shown due to rounding.

(1)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Core Equity to Delaware Ivy VIP Core Equity.

(2)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Corporate Bond to Delaware Ivy VIP Corporate Bond.

(3)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Global Bond to Delaware Ivy VIP Global Bond.

(4)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Global Equity Income to Delaware Ivy VIP Global Equity Income.

(5)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Global Growth to Delaware Ivy VIP Global Growth.

(6)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Limited-Term Bond to Delaware Ivy VIP Limited-Term Bond.

(7)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Securian Real Estate Securities to Delaware Ivy VIP Securian Real Estate Securities.

(8)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Value to Delaware Ivy VIP Value.

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	39

STATEMENTS OF OPERATIONS	IVY VIP

FOR THE SIX MONTHS ENDED JUNE 30, 2021 (UNAUDITED)

(In thousands)	Core Equity(1)	Corporate Bond(2)	Global Bond(3)	Global Equity Income(4)	Global Growth(5)	Limited- Term Bond(6)	Securian Real Estate Securities(7)		Value(8)
INVESTMENT INCOME
Dividends from unaffiliated securities	$4,264	$—	$—	$6,816	$1,256	$—	$478		$5,363
Foreign dividend withholding tax	(18)	—	—	(614)	—	—	—		(27)
Interest and amortization from unaffiliated securities	1	9,750	371	— *	— *	4,221	—	*	1
Foreign interest withholding tax	—	—	— *	—	—	—	—		—
Securities lending income – net	— *	2	2	54	3	3	—		38
Total Investment Income	4,247	9,752	373	6,256	1,259	4,224	478		5,375

EXPENSES
Investment management fee	2,568	1,674	63	1,116	672	1,088	152		1,621
Distribution and service fees:
Class II	917	881	25	398	198	544	42		579
Shareholder servicing:
Custodian fees	6	5	1	13	6	4	3		3
Independent Trustees and Chief Compliance Officer fees	36	34	3	15	14	18	3		21
Accounting services fee	85	83	7	47	32	63	13		64
Professional fees	8	9	6	7	6	8	6		11
Third-party valuation service fees	—	—	—	3	4	—	—		—
Other	21	15	7	19	13	12	7		15
Total Expenses	3,641	2,701	112	1,618	945	1,737	226		2,314
Less:
Expenses in excess of limit	(148)	—	(63)	—	(47)	—	(15)		—
Total Net Expenses	3,493	2,701	49	1,618	898	1,737	211		2,314
Net Investment Income	754	7,051	324	4,638	361	2,487	267		3,061

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	63,368	8,998	(32)	7,508	6,990	1,697	1,573		46,888
Futures contracts	—	649	—	—	—	—	—		—
Written options	—	—	—	—	—	—	—		685
Foreign currency exchange transactions	—	—	8	58	(4)	—	—		—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	37,693	(21,387)	(334)	20,302	10,435	(3,589)	5,133		37,034
Futures contracts	—	187	—	—	—	—	—		—
Written options	—	—	—	—	—	—	—		(187)
Foreign currency exchange transactions	—	—	(1)	(28)	(13)	—	—		—
Net Realized and Unrealized Gain (Loss)	101,061	(11,553)	(359)	27,840	17,408	(1,892)	6,706		84,420
Net Increase (Decrease) in Net Assets Resulting from Operations	$101,815	$(4,502)	$(35)	$32,478	$17,769	$595	$6,973		$87,481

*	Not shown due to rounding.

(1)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Core Equity to Delaware Ivy VIP Core Equity.

(2)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Corporate Bond to Delaware Ivy VIP Corporate Bond.

(3)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Global Bond to Delaware Ivy VIP Global Bond.

(4)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Global Equity Income to Delaware Ivy VIP Global Equity Income.

(5)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Global Growth to Delaware Ivy VIP Global Growth.

(6)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Limited-Term Bond to Delaware Ivy VIP Limited-Term Bond.

(7)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Securian Real Estate Securities to Delaware Ivy VIP Securian Real Estate Securities.

(8)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Value to Delaware Ivy VIP Value.

See Accompanying Notes to Financial Statements.

40	SEMIANNUAL REPORT	2021

STATEMENTS OF CHANGES IN NET ASSETS	IVY VIP

	Core Equity(1)		Corporate Bond(2)		Global Bond(3)
(In thousands)	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$754	$3,494	$7,051	$14,713	$324	$738
Net realized gain (loss) on investments	63,368	29,057	9,647	32,425	(25)	(86)
Net change in unrealized appreciation (depreciation)	37,693	102,469	(21,200)	14,689	(334)	833
Net Increase (Decrease) in Net Assets Resulting from Operations	101,815	135,020	(4,502)	61,827	(35)	1,485

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class II	(32,449)	(41,268)	(44,860)	(15,230)	(736)	(784)
Total Distributions to Shareholders	(32,449)	(41,268)	(44,860)	(15,230)	(736)	(784)
Capital Share Transactions	(63,457)	(80,352)	107,744	38,413	482	(761)
Net Increase (Decrease) in Net Assets	5,909	13,400	58,382	85,010	(289)	(60)
Net Assets, Beginning of Period	736,675	723,275	684,812	599,802	20,542	20,602
Net Assets, End of Period	$742,584	$736,675	$743,194	$684,812	$20,253	$20,542

	Global Equity Income(4)		Global Growth(5)		Limited-Term Bond(6)
(In thousands)	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,638	$6,318	$361	$78	$2,487	$6,592
Net realized gain (loss) on investments	7,566	(2,049)	6,986	11,243	1,697	7,840
Net change in unrealized appreciation	20,274	9,706	10,422	15,830	(3,589)	1,725
Net Increase in Net Assets Resulting from Operations	32,478	13,975	17,769	27,151	595	16,157

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class II	(7,042)	(8,016)	(7,649)	(585)	(8,512)	(10,693)
Total Distributions to Shareholders	(7,042)	(8,016)	(7,649)	(585)	(8,512)	(10,693)
Capital Share Transactions	(26,347)	12,697	(3,758)	(19,238)	21,329	(28,033)
Net Increase (Decrease) in Net Assets	(911)	18,656	6,362	7,328	13,412	(22,569)
Net Assets, Beginning of Period	315,240	296,584	155,670	148,342	429,973	452,542
Net Assets, End of Period	$314,329	$315,240	$162,032	$155,670	$443,385	429,973

(1)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Core Equity to Delaware Ivy VIP Core Equity.

(2)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Corporate Bond to Delaware Ivy VIP Corporate Bond.

(3)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Global Bond to Delaware Ivy VIP Global Bond.

(4)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Global Equity Income to Delaware Ivy VIP Global Equity Income.

(5)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Global Growth to Delaware Ivy VIP Global Growth.

(6)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Limited-Term Bond to Delaware Ivy VIP Limited-Term Bond.

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	41

STATEMENTS OF CHANGES IN NET ASSETS	IVY VIP

	Securian Real Estate Securities(1)		Value(2)
(In thousands)	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$267	$319	$3,061	$6,722
Net realized gain (loss) on investments	1,573	445	47,573	(3,730)
Net change in unrealized appreciation (depreciation)	5,133	(1,951)	36,847	859
Net Increase (Decrease) in Net Assets Resulting from Operations	6,973	(1,187)	87,481	3,851

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class II	(882)	(2,884)	(8,558)	(26,609)
Total Distributions to Shareholders	(882)	(2,884)	(8,558)	(26,609)
Capital Share Transactions	186	(293)	(95,244)	(23,117)
Net Increase (Decrease) in Net Assets	6,277	(4,364)	(16,321)	(45,875)
Net Assets, Beginning of Period	31,097	35,461	465,002	510,877
Net Assets, End of Period	$37,374	$31,097	$448,681	$465,002

(1)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Securian Real Estate Securities to Delaware Ivy VIP Securian Real Estate Securities.

(2)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Value to Delaware Ivy VIP Value.

See Accompanying Notes to Financial Statements.

42	SEMIANNUAL REPORT	2021

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2021	SEMIANNUAL REPORT	43

FINANCIAL HIGHLIGHTS	IVY VIP

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Core Equity
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	$14.36	$0.02	$2.07	$2.09	$(0.09)	$(0.62)	$(0.71)
Year ended 12-31-2020	12.63	0.06	2.44	2.50	(0.07)	(0.70)	(0.77)
Year ended 12-31-2019	10.80	0.06	3.10	3.16	(0.07)	(1.26)	(1.33)
Year ended 12-31-2018	12.30	0.07	(0.53)	(0.46)	(0.06)	(0.98)	(1.04)
Year ended 12-31-2017	10.67	0.05	2.09	2.14	(0.05)	(0.46)	(0.51)
Year ended 12-31-2016	11.75	0.05	0.32	0.37	(0.05)	(1.40)	(1.45)

Corporate Bond
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	6.05	0.06	(0.12)	(0.06)	(0.12)	(0.24)	(0.36)
Year ended 12-31-2020	5.60	0.14	0.46	0.60	(0.15)	—	(0.15)
Year ended 12-31-2019	5.13	0.15	0.47	0.62	(0.15)	—	(0.15)
Year ended 12-31-2018	5.35	0.14	(0.24)	(0.10)	(0.11)	(0.01)	(0.12)
Year ended 12-31-2017	5.27	0.12	0.08	0.20	(0.08)	(0.04)	(0.12)
Year ended 12-31-2016	5.20	0.12	0.09	0.21	(0.13)	(0.01)	(0.14)

Global Bond
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	5.26	0.08	(0.09)	(0.01)	(0.19)	—	(0.19)
Year ended 12-31-2020	5.07	0.19	0.20	0.39	(0.20)	—	(0.20)
Year ended 12-31-2019	4.81	0.20	0.24	0.44	(0.18)	—	(0.18)
Year ended 12-31-2018	4.96	0.17	(0.18)	(0.01)	(0.14)	—	(0.14)
Year ended 12-31-2017	4.89	0.15	0.06	0.21	(0.14)	—	(0.14)
Year ended 12-31-2016	4.74	0.16	0.17	0.33	(0.18)	—	(0.18)

Global Equity Income
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	6.02	0.09	0.55	0.64	(0.14)	—	(0.14)
Year ended 12-31-2020	6.01	0.12	0.03	0.15	(0.14)	—	(0.14)
Year ended 12-31-2019	6.89	0.16	1.17	1.33	(0.22)	(1.99)	(2.21)
Year ended 12-31-2018	8.58	0.16	(1.07)	(0.91)	(0.14)	(0.64)	(0.78)
Year ended 12-31-2017	7.79	0.13	1.03	1.16	(0.10)	(0.27)	(0.37)
Year ended 12-31-2016	7.82	0.11	0.40	0.51	(0.10)	(0.44)	(0.54)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value. Total returns do not reflect a sales charge or contingent sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

44	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Core Equity
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	$15.74	14.75%	$743	0.95	%(4)	0.21	%(4)	0.99	%(4)	0.17	%(4)	15%
Year ended 12-31-2020	14.36	21.52	737	0.95		0.51		1.00		0.46		58
Year ended 12-31-2019	12.63	31.09	723	0.95		0.53		1.00		0.48		80
Year ended 12-31-2018	10.80	-4.51	626	0.95		0.59		1.00		0.54		99
Year ended 12-31-2017	12.30	20.75	445	0.95		0.42		1.00		0.37		78
Year ended 12-31-2016	10.67	3.74	420	0.95		0.45		1.01		0.39		75

Corporate Bond
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	5.63	-0.84	743	0.77	(4)	2.00	(4)	—		—		49
Year ended 12-31-2020	6.05	10.97	685	0.77		2.34		—		—		95
Year ended 12-31-2019	5.60	12.18	600	0.77		2.73		—		—		66
Year ended 12-31-2018	5.13	-1.90	544	0.77		2.77		—		—		63
Year ended 12-31-2017	5.35	4.01	548	0.78		2.32		—		—		66
Year ended 12-31-2016	5.27	4.03	416	0.79		2.17		—		—		84

Global Bond
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	5.06	-0.18	20	0.49	(4)	3.21	(4)	1.11	(4)	2.59	(4)	22
Year ended 12-31-2020	5.26	8.15	21	0.65		3.71		1.28		3.08		56
Year ended 12-31-2019	5.07	9.42	21	0.50		3.96		1.13		3.33		43
Year ended 12-31-2018	4.81	-0.18	22	0.50		3.52		1.12		2.90		37
Year ended 12-31-2017	4.96	4.27	23	0.50		3.08		1.12		2.46		49
Year ended 12-31-2016	4.89	7.04	22	0.50		3.28		1.13		2.65		18

Global Equity Income
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	6.52	10.64	314	1.02	(4)	2.91	(4)	—		—		12
Year ended 12-31-2020	6.02	3.15	315	1.03		2.19		—		—		73
Year ended 12-31-2019	6.01	23.15	297	1.02		2.52		—		—		39
Year ended 12-31-2018	6.89	-11.68	284	1.01		2.01		—		—		93
Year ended 12-31-2017	8.58	15.56	527	1.00		1.60		—		—		35
Year ended 12-31-2016	7.79	6.95	509	1.01		1.43		—		—		59

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	45

FINANCIAL HIGHLIGHTS	IVY VIP

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Global Growth
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	$4.29	$0.01		$0.49	$0.50	$— *	$(0.22)	$(0.22)
Year ended 12-31-2020	3.58	0.00	*	0.72	0.72	(0.01)	—	(0.01)
Year ended 12-31-2019	8.67	0.02		1.45	1.47	(0.06)	(6.50)	(6.56)
Year ended 12-31-2018	9.87	0.05		(0.58)	(0.53)	(0.05)	(0.62)	(0.67)
Year ended 12-31-2017	8.14	0.04		1.93	1.97	— *	(0.24)	(0.24)
Year ended 12-31-2016	8.68	0.01		(0.28)	(0.27)	(0.02)	(0.25)	(0.27)

Limited-Term Bond
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	5.01	0.03		(0.02)	0.01	(0.08)	(0.02)	(0.10)
Year ended 12-31-2020	4.95	0.08		0.12	0.20	(0.14)	—	(0.14)
Year ended 12-31-2019	4.84	0.09		0.11	0.20	(0.09)	—	(0.09)
Year ended 12-31-2018	4.88	0.09		(0.05)	0.04	(0.08)	—	(0.08)
Year ended 12-31-2017	4.89	0.08		(0.01)	0.07	(0.08)	—	(0.08)
Year ended 12-31-2016	4.87	0.08		0.01	0.09	(0.07)	—	(0.07)

Securian Real Estate Securities
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	6.97	0.06		1.53	1.59	(0.08)	(0.13)	(0.21)
Year ended 12-31-2020	8.05	0.07		(0.46)	(0.39)	(0.12)	(0.57)	(0.69)
Year ended 12-31-2019	6.60	0.17		1.43	1.60	(0.12)	(0.03)	(0.15)
Year ended 12-31-2018	7.64	0.10		(0.54)	(0.44)	(0.11)	(0.49)	(0.60)
Year ended 12-31-2017	8.40	0.11		0.27	0.38	(0.11)	(1.03)	(1.14)
Year ended 12-31-2016	8.98	0.10		0.25	0.35	(0.10)	(0.84)	(0.94)

Value
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	6.40	0.05		1.24	1.29	(0.14)	—	(0.14)
Year ended 12-31-2020	6.72	0.09		(0.05)	0.04	(0.12)	(0.24)	(0.36)
Year ended 12-31-2019	5.69	0.11		1.32	1.43	(0.05)	(0.35)	(0.40)
Year ended 12-31-2018	6.44	0.07		(0.51)	(0.44)	(0.12)	(0.19)	(0.31)
Year ended 12-31-2017	5.93	0.11		0.61	0.72	(0.09)	(0.12)	(0.21)
Year ended 12-31-2016	6.15	0.08		0.49	0.57	(0.07)	(0.72)	(0.79)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value. Total returns do not reflect a sales charge or contingent sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

46	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Global Growth
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	$4.57	11.82%	$162	1.13	%(4)	0.46	%(4)	1.20	%(4)	0.39	% (4)	9%
Year ended 12-31-2020	4.29	20.58	156	1.13		0.06		1.23		-0.04		33
Year ended 12-31-2019	3.58	25.93	148	1.13		0.41		1.21		0.33		26
Year ended 12-31-2018	8.67	-6.27	134	1.13		0.46		1.18		0.41		40
Year ended 12-31-2017	9.87	24.52	424	1.14		0.47		1.17		0.44		54
Year ended 12-31-2016	8.14	-3.04	408	1.13		0.09		1.16		0.06		71

Limited-Term Bond
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	4.92	0.13	443	0.80	(4)	1.14	(4)	—		—		25
Year ended 12-31-2020	5.01	4.14	430	0.81		1.60		—		—		74
Year ended 12-31-2019	4.95	4.23	453	0.79		1.89		—		—		54
Year ended 12-31-2018	4.84	0.78	542	0.79		1.91		—		—		53
Year ended 12-31-2017	4.88	1.40	443	0.80		1.62		—		—		55
Year ended 12-31-2016	4.89	1.94	395	0.81		1.53		—		—		60

Securian Real Estate Securities
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	8.35	22.76	37	1.25	(4)	1.59	(4)	1.34	(4)	1.50	(4)	37
Year ended 12-31-2020	6.97	-3.13	31	1.37		1.06		1.46		0.97		72
Year ended 12-31-2019	8.05	24.43	35	1.26		1.36		1.35		1.27		54
Year ended 12-31-2018	6.60	-5.57	34	1.24		1.45		1.33		1.36		71
Year ended 12-31-2017	7.64	5.39	43	1.22		1.38		1.31		1.29		73
Year ended 12-31-2016	8.39	4.26	49	1.20		1.26		1.29		1.17		79

Value
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	7.55	20.16	449	1.00	(4)	1.32	(4)	—		—		16
Year ended 12-31-2020	6.40	1.98	465	1.01		1.57		—		—		63
Year ended 12-31-2019	6.72	26.33	511	1.00		1.81		—		—		62
Year ended 12-31-2018	5.69	-7.24	446	1.00		1.09		—		—		56
Year ended 12-31-2017	6.44	12.49	432	1.00		1.74		—		—		67
Year ended 12-31-2016	5.93	11.14	379	1.02		1.38		1.03		1.37		54

See Accompanying Notes to Financial Statements.

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NOTES TO FINANCIAL STATEMENTS	IVY VIP

JUNE 30, 2021 (UNAUDITED)

1.	ORGANIZATION

Ivy Variable Insurance Portfolios, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Delaware Ivy VIP Core Equity (formerly known as Ivy VIP Core Equity), Delaware Ivy VIP Corporate Bond (formerly known as Ivy VIP Corporate Bond), Delaware Ivy VIP Global Bond (formerly known as Ivy VIP Global Bond), Delaware Ivy VIP Global Equity Income (formerly known as Ivy VIP Global Equity Income), Delaware Ivy VIP Global Growth (formerly known as Ivy VIP Global Growth), Delaware Ivy VIP Limited-Term Bond (formerly known as Ivy VIP Limited-Term Bond), Delaware Ivy VIP Securian Real Estate Securities (formerly known as Ivy VIP Securian Real Estate Securities) and Delaware Ivy VIP Value (formerly known as Ivy VIP Value) (each, a “Portfolio”) are eight series of the Trust and are the only series of the Trust included in these financial statements. The assets belonging to each Portfolio are held separately by the custodian. The investment objective, policies and risk factors of each Portfolio are described more fully in the Prospectus and Statement of Additional Information (“SAI”). Each Portfolio’s investment adviser was Ivy Investment Management Company (“IICO”) through April 30, 2021. Effective April 30, 2021, each Portfolio’s investment adviser is Delaware Management Company (“DMC”).

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Portfolio.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain. The financial statements reflect an estimate of the reclassification of the distribution character.

Foreign Currency Translation. Each Portfolio’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Income Taxes. It is the policy of each Portfolio to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Portfolio intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Portfolios file income tax returns in U.S. federal and applicable state jurisdictions. The Portfolios’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Portfolio will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and

48	SEMIANNUAL REPORT	2021

agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Portfolios under derivative contracts, if any, will be reported separately on the Statements of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Portfolios’ Statements of Assets and Liabilities, less any collateral held by the Portfolios.

Certain Portfolios may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Portfolios may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Portfolios may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statements of Assets and Liabilities.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

The risk that changes related to the use of the London Interbank Offered Rate (“LIBOR”) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (“EONIA”)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Inflation-Indexed Bonds. Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

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Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Loans. Certain Portfolios may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates, the debtor of which may be a domestic or foreign corporation, partnership or other entity (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, the LIBOR or certificates of deposit rates. Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale, and cannot be sold publicly. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When a Portfolio purchases a participation of a loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Portfolio generally has no direct right to enforce compliance with the terms of the loan agreement. As a result, the Portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and interest.

Payment In-Kind Securities. Certain Portfolios may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in cash or in additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Portfolios may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Portfolio on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Portfolio’s NAV to the extent the Portfolio executes such transactions while remaining substantially fully invested. When a Portfolio engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Portfolio to lose the opportunity to obtain or dispose of the security at a price and yield DMC, or the Portfolio’s investment subadviser, as applicable, consider advantageous. The Portfolio maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Portfolio may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Custodian Fees. “Custodian fees” on the Statements of Operations may include interest expense incurred by a Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Portfolio. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

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Basis of Preparation. Each Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Portfolio calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Short-term securities with maturities of 60 days or less are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Portfolio’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. DMC, pursuant to authority delegated by the Board, has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Portfolio uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Portfolio may differ from the value that will ultimately be realized at the time the securities are sold.

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WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Portfolios’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, which are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Exchange-traded futures contracts are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over the counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price for a comparable listed option provided by an independent pricing service unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

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Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models used by and obtained from an independent pricing service that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3, if any, occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2, if any, occurred primarily due to the increased availability of observable market data due to increased market activity or information.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Portfolio.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statements of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Portfolios use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Portfolios’ financial positions and results of operations.

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Futures Contracts. Each Portfolio is authorized to engage in buying and selling futures contracts. Upon entering into a futures contract, a Portfolio is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent amounts, known as variation margin, are paid or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying debt security or index. Options on futures contracts may also be purchased or sold by a Portfolio.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statements of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statements of Operations. Realized gains (losses) are reported on the Statements of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Portfolio is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolio’s securities.

Corporate Bond invests in long and/or short positions in futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Option Contracts. Options purchased by a Portfolio are accounted for in the same manner as portfolio securities. The cost of the underlying instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Portfolio writes (sells) an option, an amount equal to the premium received by the Portfolio is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining whether a Portfolio has realized a gain or loss. When a written put is exercised, the cost basis of the instruments purchased by a Portfolio is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Portfolio’s exposure to the underlying instrument. With written options, there may be times when a Portfolio will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not beneficial to the Portfolio, due to unfavorable movement of the market price of the underlying instrument.

Option contracts can be traded on a regulated exchange or traded OTC. Unlike the trades on a regulated exchange where the clearinghouse guarantees the performances of both the buyer and the seller, to the extent a Portfolio enters into OTC option transactions with counterparties, the Portfolio will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Value purchases and writes call and put options to increase or decrease hedging exposure to underlying instruments (which include credit risk, equity risk, foreign currency exchange rate risk, event risk and/or interest rate risk), increase exposure to various equity markets or certain sectors, gain exposure to or facilitate trading in certain securities and/or, in the case of options written, to generate returns from options premiums.

Collateral and rights of offset. A Portfolio mitigates credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing all OTC derivative transactions between the Portfolio and each of its counterparties. Although it is not possible to eliminate credit risk entirely, the CSA allows the Portfolio and its counterparty to reduce their exposure to the risk of payment default by the other party by holding an amount in collateral equivalent to the realized and unrealized amount of exposure to the counterparty, which is generally held by the Portfolio’s custodian. An amount of collateral is moved to/from applicable counterparties only if the amount of collateral required to be posted surpasses both the threshold and the minimum transfer amount pre-agreed in the CSA between the Portfolio and the counterparty. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. The following tables present financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement as of June 30, 2021:

54	SEMIANNUAL REPORT	2021

Liabilities

				Gross Amounts Not Offset on the Statements of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
Value
Written options at value	$177	$—	$177	$—	$(174)	$—	$3

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of June 30, 2021:

		Assets		Liabilities
Portfolio	Type of Risk Exposure	Statements of Assets & Liabilities Location	Value	Statements of Assets & Liabilities Location	Value
Corporate Bond	Interest Rate	Unrealized appreciation on futures contracts*	$122		$—
Value	Equity		—	Written options at value	267

* The value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of June 30, 2021.

Amount of realized gain (loss) on derivatives recognized on the Statements of Operations for the period ended June 30, 2021:

		Net realized gain (loss) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Corporate Bond	Interest rate	$—	$—	$649	$—	$—	$649
Value	Equity	—	—	—	685	—	685

* Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statements of Operations for the period ended June 30, 2021:

		Net change in unrealized appreciation (depreciation) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Corporate Bond	Interest rate	$—	$—	$187	$—	$—	$187
Value	Equity	—	—	—	(187)	—	(187)

*Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the period ended June 30, 2021, the average derivative volume was as follows:

Portfolio	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Corporate Bond	$—	$5,689	$6,267	$—	$—	$—
Value	—	—	—	—	—	331

(1)	Average absolute value of unrealized appreciation/depreciation during the period.
(2)	Average value outstanding during the period.
(3)	Average notional amount outstanding during the period.

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5. INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. IICO served as each Portfolio’s investment adviser through April 30, 2021. Effective April 30, 2021, DMC serves as each Portfolio’s investment adviser. The management fee is accrued daily by each Portfolio at the following annual rates as a percentage of average daily net assets:

Portfolio (M – Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	Over $3,000M
Core Equity	0.700%	0.700%	0.650%	0.650%	0.600%	0.550%
Corporate Bond	0.475	0.475	0.450	0.400	0.400	0.400
Global Bond	0.625	0.600	0.550	0.500	0.500	0.500
Global Equity Income	0.700	0.700	0.650	0.650	0.600	0.550
Global Growth	0.850	0.850	0.830	0.830	0.800	0.760
Limited-Term Bond	0.500	0.450	0.400	0.350	0.350	0.350
Securian Real Estate Securities	0.900	0.900	0.870	0.870	0.840	0.800
Value	0.700	0.700	0.650	0.650	0.600	0.550

DMC has voluntarily agreed to waive a Portfolio’s investment management fee on any Portfolio that is not subadvised on any day that the Portfolio’s net assets are less than $25 million, subject to DMC’s right to change or modify this waiver. See Expense Reimbursements and/or Waivers for more information.

DMC has entered into a Subadvisory Agreement with the following entity on behalf of Securian Real Estate Securities:

Securian Asset Management, Inc. (“Securian”) serves as subadvisor to Securian Real Estate Securities. The subadvisor makes investment decisions in accordance with the Portfolio’s investment objectives, policies and restrictions under the supervision of DMC and the Board of Trustees. DMC pays all applicable costs of the subadvisor.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Portfolio records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Portfolios are shown on the Statement of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with Waddell & Reed Services Company (“WRSCO”), doing business as WI Services Company (“WISC”). Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Portfolio records, pricing of Portfolio shares and preparation of certain shareholder reports. For these services, each Portfolio pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M – Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

Each Portfolio also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Portfolio’s net assets are at least $10 million and is included in “Accounting services fee” on the Statements of Operations.

Shareholder Servicing. Under the Transfer Agency Agreement between the Trust and WISC, each Portfolio reimburses WISC for certain out-of-pocket costs.

Service Plan. Class II. Under a Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act, each Portfolio may pay a service fee to Ivy Distributors, Inc. (“IDI”) through April 30, 2021 and Delaware Distributors, L.P. (“DDLP”) effective April 30, 2021 for Class II shares in an amount not to exceed 0.25% of the Portfolio’s average annual net assets. The fee is to be paid to compensate IDI/DDLP for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of Policyowner accounts.

Expense Reimbursements and/or Waivers. DMC, the Portfolios’ investment manager, DDLP, the Portfolios’ distributor, and/or Waddell & Reed Services Company, doing business as WISC, the Portfolios’ transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund

56	SEMIANNUAL REPORT	2021

operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any). Portfolio and class expense limitations and related waivers/reimbursements for the period ended June 30, 2021 were as follows:

Portfolio Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Core Equity	Class II	Contractual	10-1-2016	4-30-2022	0.95%	$148		12b-1 Fees and/or Shareholder Servicing
Global Bond	Class II	Voluntary	N/A	N/A	N/A	$63	(1)	Investment Management Fee
Global Growth	Class II	Contractual	10-1-2016	4-30-2022	1.13%	$47		12b-1 Fees and/or Shareholder Servicing
Securian Real Estate Securities	Class II	Contractual	12-3-2012	4-30-2022	N/A	$15	(2)	Investment Management Fee

(1)

For Portfolios managed solely by DMC, DMC has voluntarily agreed to waive its management fee for any day that a portfolio’s net assets are less than $25 million, subject to DMC’s right to change or modify this waiver.

(2)	The Portfolio’s investment management fee is being reduced by 0.09% of average daily net assets until April 30, 2022.

Any amounts due to the Portfolios as a reimbursement but not paid as of June 30, 2021 are shown as a receivable from affiliates on the Statements of Assets and Liabilities.

6. INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Ivy Funds, Ivy Variable Insurance Portfolios and InvestEd Portfolios (collectively, the “Funds” only for purposes of this footnote 6) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended June 30, 2021.

7. INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended June 30, 2021, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Core Equity	$—	$106,027	$—	$201,969
Corporate Bond	39,833	369,392	24,955	316,790
Global Bond	894	3,720	681	3,555
Global Equity Income	—	37,634	—	68,307
Global Growth	—	14,651	—	26,203
Limited-Term Bond	17,144	106,471	34,960	72,067
Securian Real Estate Securities	—	12,297	—	12,278
Value	—	72,342	—	165,179

8. LOANS OF PORTFOLIO SECURITIES ($ amounts in thousands)

Each Portfolio may lend their portfolio securities only to borrowers that are approved by the Portfolio’s securities lending agent, The Bank of New York Mellon (“BNYM”). The borrower pledges and maintains with the Portfolio collateral consisting of cash or securities issued or guaranteed by the U.S. government. The collateral received by the Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% of the market value for all other securities, except in the case of loans of foreign securities which are denominated and payable in U.S. dollars, in which case the collateral is required to have a value of at least 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio and any excess collateral is returned by the Portfolio on the next business day. During the term of the loan, the Portfolio is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

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Cash received as collateral for securities on loan may be reinvested in the Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares or certain other registered money market funds and are disclosed in the Portfolio’s Schedule of Investments and are reflected in the Statements of Assets and Liabilities as cash collateral on securities loaned at value. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Portfolio’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio and the Portfolio does not have the ability to re-hypothecate these securities. The securities on loan for each Portfolio are also disclosed in its Schedule of Investments. The total value of any securities on loan as of June 30, 2021 and the total value of the related cash collateral are disclosed in the Statements of Assets and Liabilities. Income earned by the Portfolios from securities lending activity is disclosed in the Statements of Operations.

The following is a summary of each Portfolio’s securities lending positions and related cash and non-cash collateral received as of June 30, 2021:

Portfolio	Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Corporate Bond	$94	$96	$—	$96
Global Bond	722	740	—	740
Global Equity Income	7,445	788	9,423	10,211
Global Growth	1,071	—	1,095	1,095
Limited-Term Bond	1,098	1,127	—	1,127
Value	8,821	9,015	—	9,015

The cash collateral received amounts presented in the table above are transactions accounted for as secured borrowings and have an overnight and continuous maturity. The proceeds from the cash collateral received is invested in registered money market funds.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Portfolios benefit from a borrower indemnity provided by BNYM. BNYM’s indemnity allows for full replacement of securities lent wherein BNYM will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral or to the extent such proceeds are insufficient or the collateral is unavailable, BNYM will purchase the unreturned loan securities at BNYM’s expense. However, the Portfolio could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

9. CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Core Equity				Corporate Bond
	Six months ended 6-30-21 (Unaudited)		Year ended 12-31-20		Six months ended 6-30-21 (Unaudited)		Year ended 12-31-20
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	479	$7,290	2,903	$31,943	20,399	$119,608	31,953	$185,875
Shares issued in reinvestment of distributions to shareholders:
Class II	2,139	32,449	3,675	41,268	8,183	44,860	2,715	15,230
Shares redeemed:
Class II	(6,742)	(103,196)	(12,562)	(153,563)	(9,771)	(56,724)	(28,668)	(162,692)

Net increase (decrease)	(4,124)	$(63,457)	(5,984)	$(80,352)	18,811	$107,744	6,000	$38,413

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	Global Bond				Global Equity Income
	Six months ended 6-30-21 (Unaudited)		Year ended 12-31-20		Six months ended 6-30-21 (Unaudited)		Year ended 12-31-20
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	374	$1,943	1,085	$5,544	948	$6,201	16,011	$80,580
Shares issued in reinvestment of distributions to shareholders:
Class II	147	736	164	784	1,078	7,042	1,697	8,016
Shares redeemed:
Class II	(426)	(2,197)	(1,406)	(7,089)	(6,151)	(39,590)	(14,700)	(75,899)

Net increase (decrease)	95	$482	(157)	$(761)	(4,125)	$(26,347)	3,008	$12,697

	Global Growth				Limited-Term Bond
	Six months ended 6-30-21 (Unaudited)		Year ended 12-31-20		Six months ended 6-30-21 (Unaudited)		Year ended 12-31-20
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	355	$1,590	1,469	$5,075	9,605	$47,993	25,074	$124,940
Shares issued in reinvestment of distributions to shareholders:
Class II	1,757	7,649	178	585	1,731	8,512	2,180	10,693
Shares redeemed:
Class II	(2,887)	(12,997)	(6,864)	(24,898)	(7,053)	(35,176)	(32,863)	(163,666)

Net increase (decrease)	(775)	$(3,758)	(5,217)	$(19,238)	4,283	$21,329	(5,609)	$(28,033)

	Securian Real Estate Securities				Value
	Six months ended 6-30-21 (Unaudited)		Year ended 12-31-20		Six months ended 6-30-21 (Unaudited)		Year ended 12-31-20
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	376	$2,944	644	$4,266	823	$5,799	15,095	$79,254
Shares issued in reinvestment of distributions to shareholders:
Class II	112	882	494	2,884	1,137	8,558	5,308	26,609
Shares redeemed:
Class II	(470)	(3,640)	(1,084)	(7,443)	(15,176)	(109,601)	(23,715)	(128,980)

Net increase (decrease)	18	$186	54	$(293)	(13,216)	$(95,244)	(3,312)	$(23,117)

10. COMMITMENTS

Bridge loan commitments may obligate a Portfolio to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is included in interest income on the Statements of Operations. At June 30, 2021, there were no outstanding bridge loan commitments.

11. OTHER FUND INFORMATION

At a meeting held on January 12, 2021, the Trustees, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (“PwC”), contingent on PwC finalizing their independence assessment, to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2021. PwC affirmed their independence as an independent registered public accounting firm on February 18, 2021. During the fiscal years ended

2021	SEMIANNUAL REPORT	59

December 31, 2019 and December 31, 2020, Deloitte & Touche LLP’s (“Deloitte”) audit report on the financial statements of each Portfolio in the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and Deloitte on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of Deloitte, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on each Portfolio’s financial statements.

12. FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Portfolio	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Core Equity	$500,059	$243,424	$258	$243,166
Corporate Bond	714,133	27,204	4,350	22,854
Global Bond	20,463	927	136	791
Global Equity Income	260,438	58,641	5,057	53,584
Global Growth	96,973	65,102	332	64,770
Limited-Term Bond	438,020	6,010	747	5,263
Securian Real Estate Securities	31,666	6,064	420	5,644
Value	354,134	111,556	4,143	107,413

For Federal income tax purposes, the Portfolios’ undistributed earnings and profit for the year ended December 31, 2020 and the post-October and late-year ordinary activity updated with information available through the date of this report were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Core Equity	$2,107	$30,335	$—	$—	$—
Corporate Bond	32,000	12,840	—	—	—
Global Bond	734	—	—	—	—
Global Equity Income	7,038	—	—	—	—
Global Growth	87	7,557	—	—	—
Limited-Term Bond	8,495	—	—	—	—
Securian Real Estate Securities	327	551	—	—	—
Value	5,598	70	—	—	—

Internal Revenue Code regulations permit each Portfolio to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Portfolio is also permitted to defer into its next fiscal certain ordinary losses that are generated between January 1 and the end of its fiscal year.

The tax character of dividends and distributions paid during the two fiscal years ended December 31, 2020 and 2019 were as follows:

	December 31, 2020		December 31, 2019
Portfolio	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Core Equity	$10,009	$31,259	$4,416	$68,798
Corporate Bond	15,230	—	15,235	—
Global Bond	784	—	784	—
Global Equity Income	8,016	—	8,357	76,812
Global Growth	585	—	11,998	84,490
Limited-Term Bond	10,693	—	9,903	—
Securian Real Estate Securities	942	1,942	582	162
Value	10,310	16,299	3,917	26,699

(1)	Includes short-term capital gains, if any.

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Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of December 31, 2020 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of December 31, 2020, the capital loss carryforwards were as follows:

Portfolio	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Core Equity	$—	$—
Corporate Bond	—	—
Global Bond	163	986
Global Equity Income	—	3,503
Global Growth	—	—
Limited-Term Bond	—	—
Securian Real Estate Securities	—	—
Value	—	—

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PROXY VOTING INFORMATION	IVY VIP

(UNAUDITED)

Proxy Voting Guidelines

A description of the policies and procedures Ivy Variable Insurance Portfolios uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.923-3355 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX at www.ivyinvestments.com and on the SEC’s website at www.sec.gov.

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QUARTERLY PORTFOLIO SCHEDULE INFORMATION	IVY VIP

(UNAUDITED)

Portfolio holdings can be found on the Trust’s website at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings of each Portfolio for the first and third quarters of each fiscal year is filed with the SEC and can be found as an exhibit to the Trust’s Form N-PORT. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

OTHER INFORMATION	IVY VIP

The individual Portfolios herein have adopted a Liquidity Risk Management Program (the “Program”). The Portfolio’s board has designated a Liquidity Risk Management Committee (the “Committee”) as the administrator of the Program. The Committee or delegates of the Committee conduct the day-to-day operation of the Program. Under the Program, the Committee manages the Portfolio’s liquidity risk, which is the risk that any Portfolio could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Portfolio. This risk is managed by monitoring the degree of liquidity of the Portfolio’s investments, limiting the amount of the Portfolio’s illiquid investments, and utilizing various risk management tools and facilities available to the Portfolio for meeting shareholder redemptions, among other means. The Committee’s process of determining the degree of liquidity of the Portfolio’s investments is supported by one or more third-party liquidity assessment vendors. The Portfolio’s board reviewed a report prepared by a designee of the Committee regarding the operation, adequacy and effectiveness of the Program from the period April 1, 2020, through December 31, 2020. The report described the Program’s liquidity classification methodology and the methodology in establishing a Portfolio’s Highly Liquid Investment Minimum (“HLIM”), if necessary. The Committee reported that during the period covered by the report, there were no material changes to the Program and no significant liquidity events impacting the Portfolio or its ability to timely meet redemptions without dilution to existing shareholders. In addition, the Committee provided its assessment that the Program, including the operation of each Portfolio’s HLIM, where applicable, had been effective in managing the Portfolio’s liquidity risk.

2021	SEMIANNUAL REPORT	63

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66	SEMIANNUAL REPORT	2021

DELAWARE BY MACQUARIE FAMILY

Global/International Portfolios

Delaware Ivy VIP Global Equity Income

Delaware Ivy VIP Global Growth

Delaware Ivy VIP International Core Equity

Domestic Equity Portfolios

Delaware Ivy VIP Core Equity

Delaware Ivy VIP Growth

Delaware Ivy VIP Mid Cap Growth

Delaware Ivy VIP Small Cap Core

Delaware Ivy VIP Small Cap Growth

Delaware Ivy VIP Value

Fixed Income Portfolios

Delaware Ivy VIP Corporate Bond

Delaware Ivy VIP Global Bond

Delaware Ivy VIP High Income

Delaware Ivy VIP Limited-Term Bond

Money Market Portfolio

Delaware Ivy VIP Government Money Market

Specialty Portfolios

Delaware Ivy VIP Asset Strategy

Delaware Ivy VIP Balanced

Delaware Ivy VIP Energy

Delaware Ivy VIP Natural Resources

Delaware Ivy VIP Pathfinder Aggressive

Delaware Ivy VIP Pathfinder Conservative

Delaware Ivy VIP Pathfinder Moderate

Delaware Ivy VIP Pathfinder Moderately Aggressive

Delaware Ivy VIP Pathfinder Moderately Conservative

Delaware Ivy VIP Pathfinder Moderate – Managed Volatility

Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility

Delaware Ivy VIP Pathfinder Moderately Conservative -Managed Volatility

Delaware Ivy VIP Science and Technology

Delaware Ivy VIP Securian Real Estate Securities

The underlying portfolios discussed in this report are only available as investment options in variable annuity and variable life insurance contracts issued by life insurance companies. They are not offered or made available directly to the general public.

This report is submitted for the general information of the shareholders of Ivy Variable Insurance Portfolios. It is not authorized for distribution to prospective investors in a Portfolio unless accompanied with or preceded by the current Portfolio prospectus as well as the variable product prospectus.

2021	SEMIANNUAL REPORT	67

SEMIANN-VIP2 (06/21)

VARIABLE INSURANCE PORTFOLIOS	Semiannual Report JUNE 30, 2021

Ivy Variable Insurance Portfolios*

Delaware Ivy VIP Pathfinder Aggressive (formerly, Ivy VIP Pathfinder Aggressive)	Class II

Delaware Ivy VIP Pathfinder Conservative (formerly, Ivy VIP Pathfinder Conservative)	Class II

Delaware Ivy VIP Pathfinder Moderate (formerly, Ivy VIP Pathfinder Moderate)	Class II

Delaware Ivy VIP Pathfinder Moderately Aggressive (formerly, Ivy VIP Pathfinder Moderately Aggressive)	Class II

Delaware Ivy VIP Pathfinder Moderately Conservative (formerly, Ivy VIP Pathfinder Moderately Conservative)	Class II

Delaware Ivy VIP Pathfinder Moderate — Managed Volatility (formerly, Ivy VIP Pathfinder Moderate — Managed Volatility)	Class II

Delaware Ivy VIP Pathfinder Moderately Aggressive — Managed Volatility (formerly, Ivy VIP Pathfinder Moderately Aggressive — Managed Volatility)	Class II

Delaware Ivy VIP Pathfinder Moderately Conservative — Managed Volatility (formerly, Ivy VIP Pathfinder Moderately Conservative — Managed Volatility)	Class II

Delaware Ivy VIP Government Money Market (formerly, Ivy VIP Government Money Market)	Class II

*	Effective July 1, 2021, the name of each portfolio has been updated from Ivy VIP to Delaware Ivy VIP as indicated.

IVY INVESTMENTS® refers to the investment management and investment advisory services offered by Macquarie Investment Management Business Trust (MIMBT) through its various series.

On December 2, 2020, Waddell & Reed Financial, Inc. (“WDR”), the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Variable Insurance Portfolios (the “VIP Portfolios”), and Macquarie Management Holdings, Inc., the U.S. holding company for Macquarie Group Limited’s U.S. asset management business (“Macquarie”), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of WDR (the “Transaction”).

The Transaction closed on April 30, 2021. The VIP Portfolios, as part of Delaware Funds by Macquarie, are now managed by Delaware Management Company, a series of Macquarie Investment Management Business Trust, and distributed by Delaware Distributors, L.P.

CONTENTS	IVY VIP

^	Effective July 1, 2021, the name of Ivy VIP Government Money Market changed to Delaware Ivy Government Money Market.

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus at www.ivyinvestments.com/reports/vip.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Portfolios are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Portfolios are governed by US laws and regulations. Unless otherwise noted, views expressed herein are current as of June 30, 2021, and subject to change for events occurring after such date. The Portfolios are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor. All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

2	SEMIANNUAL REPORT	2021

ILLUSTRATION OF PORTFOLIO EXPENSES	IVY VIP

(UNAUDITED)

Expense Example

As a shareholder of a Portfolio, you incur ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder in the underlying Ivy VIP Portfolios, the Pathfinder Aggressive, Pathfinder Conservative, Pathfinder Moderate, Pathfinder Moderately Aggressive and Pathfinder Moderately Conservative Portfolios (collectively, the “Pathfinder Portfolios”) and the Pathfinder Moderate — Managed Volatility, Pathfinder Moderately Aggressive — Managed Volatility and Pathfinder Moderately Conservative — Managed Volatility Portfolios (collectively, the “Managed Volatility Portfolios”) will indirectly bear their pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the Pathfinder Portfolios’ or Managed Volatility Portfolios’ annualized expense ratios or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2021.

Actual Expenses

The first section in the following table provides information about actual investment values and actual expenses for each share class. You may use the information in this section, together with your initial investment in Portfolio shares, to estimate the expenses that you paid over the period. Simply divide the value of that investment by $1,000 (for example, a $7,500 initial investment divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your investment during this period. In addition, there are fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical investment values and hypothetical expenses for each share class based on the Portfolio’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical investment values and expenses may not be used to estimate the actual investment value at the end of the period or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs as a shareholder of the Portfolio and do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 5 in Notes to Financial Statements for further information.

2021	SEMIANNUAL REPORT	3

ILLUSTRATION OF PORTFOLIO EXPENSES	IVY VIP

(UNAUDITED)

	Actual(1)			Hypothetical(2)

Portfolio	Beginning Account Value 12-31-20	Ending Account Value 6-30-21	Expenses Paid During Period*	Beginning Account Value 12-31-20	Ending Account Value 6-30-21	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Pathfinder Aggressive
Class II	$1,000	$1,121.20	$0.42	$1,000	$1,024.39	$0.40	0.08%
Pathfinder Conservative
Class II	$1,000	$1,065.00	$0.31	$1,000	$1,024.46	$0.30	0.07%
Pathfinder Moderate
Class II	$1,000	$1,094.20	$0.21	$1,000	$1,024.63	$0.20	0.03%
Pathfinder Moderately Aggressive
Class II	$1,000	$1,108.40	$0.21	$1,000	$1,024.63	$0.20	0.03%
Pathfinder Moderately Conservative
Class II	$1,000	$1,079.30	$0.21	$1,000	$1,024.55	$0.20	0.05%
Pathfinder Moderate — Managed Volatility
Class II	$1,000	$1,085.80	$1.15	$1,000	$1,023.70	$1.11	0.22%
Pathfinder Moderately Aggressive — Managed Volatility
Class II	$1,000	$1,100.40	$1.37	$1,000	$1,023.48	$1.32	0.26%
Pathfinder Moderately Conservative —Managed Volatility
Class II	$1,000	$1,071.20	$1.35	$1,000	$1,023.45	$1.32	0.27%
Government Money Market
Class II	$1,000	$1,000.00	$0.40	$1,000	$1,024.37	$0.40	0.09%

*

Portfolio expenses are equal to the Portfolio’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181 days in the six-month period ended June 30, 2021, and divided by 365.

(1)

This section uses the Portfolio’s actual total return and actual Portfolio expenses. It is a guide to the actual expenses paid by the Portfolio in the period. The “Ending Account Value” shown is computed using the Portfolio’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)

This section uses a hypothetical five percent annual return and actual Portfolio expenses. It helps to compare the Portfolio’s ongoing costs with other mutual funds. A shareholder can compare the Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other Portfolios.

The above illustrations are based on ongoing costs only.

4	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	PATHFINDER PORTFOLIOS

ALL DATA IS AS OF JUNE 30, 2021 (UNAUDITED)

Delaware Ivy VIP Pathfinder Aggressive(a) – Asset Allocation

Delaware Ivy VIP Growth, Class II	19.8%
Delaware Ivy VIP International Core Equity, Class II	15.9%
Delaware Ivy VIP Global Equity Income, Class II	13.1%
Delaware Ivy VIP Core Equity, Class II	12.3%
Delaware Ivy VIP Mid Cap Growth, Class I	10.4%
Delaware Ivy VIP Value, Class II	10.2%
Delaware Ivy VIP Corporate Bond, Class II	9.7%
Delaware Ivy VIP Limited-Term Bond, Class II	5.0%
Delaware Ivy VIP Small Cap Growth, Class I	2.5%
Delaware Ivy VIP Small Cap Core, Class II	0.6%
Delaware Ivy VIP High Income, Class I	0.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.2%

Delaware Ivy VIP Pathfinder Conservative(b) – Asset Allocation

Delaware Ivy VIP Corporate Bond, Class II	28.7%
Delaware Ivy VIP Limited-Term Bond, Class II	24.7%
Delaware Ivy VIP Growth, Class II	13.1%
Delaware Ivy VIP Core Equity, Class II	7.3%
Delaware Ivy VIP Mid Cap Growth, Class I	7.2%
Delaware Ivy VIP Value, Class II	6.3%
Delaware Ivy VIP International Core Equity, Class II	5.3%
Delaware Ivy VIP Global Equity Income, Class II	4.3%
Delaware Ivy VIP Small Cap Growth, Class I	1.5%
Delaware Ivy VIP High Income, Class I	1.3%
Delaware Ivy VIP Small Cap Core, Class II	0.1%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.2%

Delaware Ivy VIP Pathfinder Moderate(c) – Asset Allocation

Delaware Ivy VIP Corporate Bond, Class II	19.2%
Delaware Ivy VIP Growth, Class II	16.5%
Delaware Ivy VIP Limited-Term Bond, Class II	14.8%
Delaware Ivy VIP International Core Equity, Class II	10.6%
Delaware Ivy VIP Core Equity, Class II	9.8%
Delaware Ivy VIP Mid Cap Growth, Class I	8.8%
Delaware Ivy VIP Global Equity Income, Class II	8.7%
Delaware Ivy VIP Value, Class II	8.3%
Delaware Ivy VIP Small Cap Growth, Class I	2.0%
Delaware Ivy VIP High Income, Class I	0.7%
Delaware Ivy VIP Small Cap Core, Class II	0.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.2%

Delaware Ivy VIP Pathfinder Moderately Aggressive(d) – Asset Allocation

Delaware Ivy VIP Growth, Class II	18.1%
Delaware Ivy VIP Corporate Bond, Class II	14.5%
Delaware Ivy VIP International Core Equity, Class II	13.2%
Delaware Ivy VIP Core Equity, Class II	11.1%
Delaware Ivy VIP Global Equity Income, Class II	10.9%
Delaware Ivy VIP Limited-Term Bond, Class II	9.9%
Delaware Ivy VIP Mid Cap Growth, Class I	9.6%
Delaware Ivy VIP Value, Class II	9.2%
Delaware Ivy VIP Small Cap Growth, Class I	2.3%
Delaware Ivy VIP High Income, Class I	0.5%
Delaware Ivy VIP Small Cap Core, Class II	0.5%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.2%

2021	SEMIANNUAL REPORT	5

PORTFOLIO HIGHLIGHTS	PATHFINDER PORTFOLIOS

ALL DATA IS AS OF JUNE 30, 2021 (UNAUDITED)

Delaware Ivy VIP Pathfinder Moderately Conservative(e) – Asset Allocation

Delaware Ivy VIP Corporate Bond, Class II	23.9%
Delaware Ivy VIP Limited-Term Bond, Class II	19.7%
Delaware Ivy VIP Growth, Class II	14.8%
Delaware Ivy VIP Core Equity, Class II	8.5%
Delaware Ivy VIP Mid Cap Growth, Class I	8.0%
Delaware Ivy VIP International Core Equity, Class II	7.9%
Delaware Ivy VIP Value, Class II	7.3%
Delaware Ivy VIP Global Equity Income, Class II	6.5%
Delaware Ivy VIP Small Cap Growth, Class I	1.8%
Delaware Ivy VIP High Income, Class I	1.0%
Delaware Ivy VIP Small Cap Core, Class II	0.3%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.3%

Delaware Ivy VIP Pathfinder Moderate – Managed Volatility(f) – Asset Allocation

Delaware Ivy VIP Corporate Bond, Class II	18.7%
Delaware Ivy VIP Growth, Class II	16.0%
Delaware Ivy VIP Limited-Term Bond, Class II	14.4%
Delaware Ivy VIP International Core Equity, Class II	10.3%
Delaware Ivy VIP Core Equity, Class II	9.5%
Delaware Ivy VIP Mid Cap Growth, Class I	8.6%
Delaware Ivy VIP Global Equity Income, Class II	8.5%
Delaware Ivy VIP Value, Class II	8.1%
Delaware Ivy VIP Small Cap Growth, Class I	2.0%
Delaware Ivy VIP High Income, Class I	0.7%
Delaware Ivy VIP Small Cap Core, Class II	0.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.8%

Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility(g) – Asset Allocation

Delaware Ivy VIP Growth, Class II	17.6%
Delaware Ivy VIP Corporate Bond, Class II	14.1%
Delaware Ivy VIP International Core Equity, Class II	12.9%
Delaware Ivy VIP Core Equity, Class II	10.7%
Delaware Ivy VIP Global Equity Income, Class II	10.6%
Delaware Ivy VIP Limited-Term Bond, Class II	9.6%
Delaware Ivy VIP Mid Cap Growth, Class I	9.3%
Delaware Ivy VIP Value, Class II	9.0%
Delaware Ivy VIP Small Cap Growth, Class I	2.2%
Delaware Ivy VIP High Income, Class I	0.5%
Delaware Ivy VIP Small Cap Core, Class II	0.5%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	3.0%

Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility(h) – Asset Allocation

Delaware Ivy VIP Corporate Bond, Class II	23.3%
Delaware Ivy VIP Limited-Term Bond, Class II	19.2%
Delaware Ivy VIP Growth, Class II	14.4%
Delaware Ivy VIP Core Equity, Class II	8.3%
Delaware Ivy VIP Mid Cap Growth, Class I	7.8%
Delaware Ivy VIP International Core Equity, Class II	7.7%
Delaware Ivy VIP Value, Class II	7.1%
Delaware Ivy VIP Global Equity Income, Class II	6.4%
Delaware Ivy VIP Small Cap Growth, Class I	1.7%
Delaware Ivy VIP High Income, Class I	1.0%
Delaware Ivy VIP Small Cap Core, Class II	0.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.8%

The percentages of investments in the underlying funds may not currently be within the target allocation ranges disclosed in the Portfolios’ prospectus due to market movements; these percentages are expected to change over time, and deviation from the target allocation ranges due to market movements is permitted by the prospectus.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)	Effective July 1, 2021, the name of Ivy VIP Pathfinder Aggressive changed to Delaware Ivy VIP Pathfinder Aggressive.

(b)	Effective July 1, 2021, the name of Ivy VIP Pathfinder Conservative changed to Delaware Ivy VIP Pathfinder Conservative.

(c)	Effective July 1, 2021, the name of Ivy VIP Pathfinder Moderate changed to Delaware Ivy VIP Pathfinder Moderate.

6	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	PATHFINDER PORTFOLIOS

ALL DATA IS AS OF JUNE 30, 2021 (UNAUDITED)

(d)	Effective July 1, 2021, the name of Ivy VIP Pathfinder Moderately Aggressive changed to Delaware Ivy VIP Pathfinder Moderately Aggressive.

(e)	Effective July 1, 2021, the name of Ivy VIP Pathfinder Moderately Conservative changed to Delaware Ivy VIP Pathfinder Moderately Conservative.

(f)	Effective July 1, 2021, the name of Ivy VIP Pathfinder Moderate – Managed Volatility changed to Delaware Ivy VIP Pathfinder Moderate – Managed Volatility.

(g)	Effective July 1, 2021, the name of Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility changed to Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility.

(h)	Effective July 1, 2021, the name of Ivy VIP Pathfinder Moderately Conservative – Managed Volatility changed to Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility.

2021	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS	PATHFINDER PORTFOLIOS (in thousands)

JUNE 30, 2021 (UNAUDITED)

Delaware Ivy VIP Pathfinder Aggressive
AFFILIATED MUTUAL FUNDS	Shares	Value
Delaware Ivy VIP Core Equity, Class II	562	$8,854
Delaware Ivy VIP Corporate Bond, Class II	1,242	6,994
Delaware Ivy VIP Global Equity Income, Class II	1,438	9,367
Delaware Ivy VIP Growth, Class II	1,084	14,241
Delaware Ivy VIP High Income, Class I	53	179
Delaware Ivy VIP International Core Equity, Class II	622	11,424
Delaware Ivy VIP Limited-Term Bond, Class II	722	3,551
Delaware Ivy VIP Mid Cap Growth, Class I	432	7,429
Delaware Ivy VIP Small Cap Core, Class II	27	442
Delaware Ivy VIP Small Cap Growth, Class I	156	1,824
Delaware Ivy VIP Value, Class II	973	7,340

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$71,645
(Cost: $67,663)

SHORT-TERM SECURITIES

Money Market Funds (A) – 0.2%
State Street Institutional U.S. Government Money Market Fund – Premier Class 0.030%	150	150

TOTAL SHORT-TERM SECURITIES – 0.2%		$150
(Cost: $150)

TOTAL INVESTMENT SECURITIES – 100.0%		$71,795
(Cost: $67,813)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		32

NET ASSETS – 100.0%		$71,827

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$71,645	$—	$—
Short-Term Securities	150	—	—

Total	$71,795	$—	$—

Delaware Ivy VIP Pathfinder Conservative

AFFILIATED MUTUAL FUNDS	Shares	Value
Delaware Ivy VIP Core Equity, Class II	513	$8,077
Delaware Ivy VIP Corporate Bond, Class II	5,644	31,786
Delaware Ivy VIP Global Equity Income, Class II	739	4,813
Delaware Ivy VIP Growth, Class II	1,104	14,497
Delaware Ivy VIP High Income, Class I	410	1,377
Delaware Ivy VIP International Core Equity, Class II	319	5,870
Delaware Ivy VIP Limited-Term Bond, Class II	5,562	27,365
Delaware Ivy VIP Mid Cap Growth, Class I	467	8,019
Delaware Ivy VIP Small Cap Core, Class II	8	136
Delaware Ivy VIP Small Cap Growth, Class I	145	1,687
Delaware Ivy VIP Value, Class II	928	7,002

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$110,629
(Cost: $107,821)

SHORT-TERM SECURITIES

Money Market Funds (A) – 0.3%
State Street Institutional U.S. Government Money Market Fund – Premier Class 0.030%	340	340

TOTAL SHORT-TERM SECURITIES – 0.3%		$340
(Cost: $340)

TOTAL INVESTMENT SECURITIES – 100.1%		$110,969
(Cost: $108,161)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(74)

NET ASSETS – 100.0%		$110,895

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$110,629	$—	$—
Short-Term Securities	340	—	—

Total	$110,969	$—	$—

Delaware Ivy VIP Pathfinder Moderate

AFFILIATED MUTUAL FUNDS	Shares	Value
Delaware Ivy VIP Core Equity, Class II	4,089	$64,387
Delaware Ivy VIP Corporate Bond, Class II	22,404	126,167
Delaware Ivy VIP Global Equity Income, Class II	8,757	57,051
Delaware Ivy VIP Growth, Class II	8,224	108,015
Delaware Ivy VIP High Income, Class I	1,458	4,899
Delaware Ivy VIP International Core Equity, Class II	3,787	69,583
Delaware Ivy VIP Limited-Term Bond, Class II	19,783	97,333
Delaware Ivy VIP Mid Cap Growth, Class I	3,359	57,697
Delaware Ivy VIP Small Cap Core, Class II	147	2,426
Delaware Ivy VIP Small Cap Growth, Class I	1,143	13,330
Delaware Ivy VIP Value, Class II	7,193	54,285

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$655,173
(Cost: $624,878)

SHORT-TERM SECURITIES

Money Market Funds (A) – 0.2%
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.030%	1,142	1,142

TOTAL SHORT-TERM SECURITIES – 0.2%		$1,142
(Cost: $1,142)

TOTAL INVESTMENT SECURITIES – 100.0%		$656,315
(Cost: $626,020)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		191

NET ASSETS – 100.0%		$656,506

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$655,173	$—	$—
Short-Term Securities	1,142	—	—

Total	$656,315	$—	$—

8	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	PATHFINDER PORTFOLIOS (in thousands)

JUNE 30, 2021 (UNAUDITED)

Delaware Ivy VIP Pathfinder Moderately Aggressive

AFFILIATED MUTUAL FUNDS	Shares	Value
Delaware Ivy VIP Core Equity, Class II	5,646	$88,893
Delaware Ivy VIP Corporate Bond, Class II	20,651	116,296
Delaware Ivy VIP Global Equity Income, Class II	13,394	87,261
Delaware Ivy VIP Growth, Class II	11,095	145,721
Delaware Ivy VIP High Income, Class I	1,189	3,997
Delaware Ivy VIP International Core Equity, Class II	5,792	106,430
Delaware Ivy VIP Limited-Term Bond, Class II	16,139	79,404
Delaware Ivy VIP Mid Cap Growth, Class I	4,474	76,842
Delaware Ivy VIP Small Cap Core, Class II	240	3,957
Delaware Ivy VIP Small Cap Growth, Class I	1,574	18,352
Delaware Ivy VIP Value, Class II	9,837	74,237

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$801,390
(Cost: $757,849)

SHORT-TERM SECURITIES

Money Market Funds (A) – 0.2%
State Street Institutional U.S. Government Money Market Fund – Premier Class 0.030%	1,408	1,408

TOTAL SHORT-TERM SECURITIES – 0.2%		$1,408
(Cost: $1,408)

TOTAL INVESTMENT SECURITIES – 100.0%		$802,798
(Cost: $759,257)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(113)

NET ASSETS – 100.0%		$802,685

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$801,390	$—	$—
Short-Term Securities	1,408	—	—

Total	$802,798	$—	$—

Delaware Ivy VIP Pathfinder Moderately Conservative

AFFILIATED MUTUAL FUNDS	Shares	Value
Delaware Ivy VIP Core Equity, Class II	1,048	$16,499
Delaware Ivy VIP Corporate Bond, Class II	8,210	46,234
Delaware Ivy VIP Global Equity Income, Class II	1,930	12,577
Delaware Ivy VIP Growth, Class II	2,170	28,500
Delaware Ivy VIP High Income, Class I	571	1,920
Delaware Ivy VIP International Core Equity, Class II	835	15,339
Delaware Ivy VIP Limited-Term Bond, Class II	7,753	38,145
Delaware Ivy VIP Mid Cap Growth, Class I	900	15,463
Delaware Ivy VIP Small Cap Core, Class II	29	475
Delaware Ivy VIP Small Cap Growth, Class I	294	3,428
Delaware Ivy VIP Value, Class II	1,865	14,078

TOTAL AFFILIATED MUTUAL FUNDS – 99.7%		$192,658
(Cost: $185,352)

SHORT-TERM SECURITIES

Money Market Funds (A) – 0.5%
State Street Institutional U.S. Government Money Market Fund – Premier Class 0.030%	987	987

TOTAL SHORT-TERM SECURITIES – 0.5%		$987
(Cost: $987)

TOTAL INVESTMENT SECURITIES – 100.2%		$193,645
(Cost: $186,339)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(294)

NET ASSETS – 100.0%		$193,351

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$192,658	$—	$—
Short-Term Securities	987	—	—

Total	$193,645	$—	$—

Delaware Ivy VIP Pathfinder Moderate – Managed Volatility

AFFILIATED MUTUAL FUNDS	Shares	Value
Delaware Ivy VIP Core Equity, Class II	4,675	$73,606
Delaware Ivy VIP Corporate Bond, Class II	25,612	144,234
Delaware Ivy VIP Global Equity Income, Class II	10,012	65,228
Delaware Ivy VIP Growth, Class II	9,400	123,461
Delaware Ivy VIP High Income, Class I	1,667	5,601
Delaware Ivy VIP International Core Equity, Class II	4,330	79,556
Delaware Ivy VIP Limited-Term Bond, Class II	22,617	111,275
Delaware Ivy VIP Mid Cap Growth, Class I	3,839	65,948
Delaware Ivy VIP Small Cap Core, Class II	168	2,773
Delaware Ivy VIP Small Cap Growth, Class I	1,307	15,236
Delaware Ivy VIP Value, Class II	8,224	62,067

TOTAL AFFILIATED MUTUAL FUNDS – 97.2%		$748,985
(Cost: $705,314)

SHORT-TERM SECURITIES

Money Market Funds (A) – 2.8%
State Street Institutional U.S. Government Money Market Fund – Premier Class 0.030%	21,627	21,627

TOTAL SHORT-TERM SECURITIES – 2.8%		$21,627
(Cost: $21,627)

TOTAL INVESTMENT SECURITIES – 100.0%		$770,612
(Cost: $726,941)

CASH AND OTHER ASSETS, NET OF LIABILITIES(B) – 0.0%		107

NET ASSETS – 100.0%		$770,719

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at June 30, 2021.

(B)	Cash of $165 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2021 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
E-mini S&P 500 Index	Short	15	9-30-21	1	$(3,216)	$(39)

2021	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS	PATHFINDER PORTFOLIOS (in thousands)

JUNE 30, 2021 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$748,985	$—	$—
Short-Term Securities	21,627	—	—

Total	$770,612	$—	$—

Liabilities
Futures Contracts	$39	$—	$—

Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility

AFFILIATED MUTUAL FUNDS	Shares	Value
Delaware Ivy VIP Core Equity, Class II	689	$10,840
Delaware Ivy VIP Corporate Bond, Class II	2,518	14,183
Delaware Ivy VIP Global Equity Income, Class II	1,634	10,643
Delaware Ivy VIP Growth, Class II	1,353	17,768
Delaware Ivy VIP High Income, Class I	145	487
Delaware Ivy VIP International Core Equity, Class II	706	12,981
Delaware Ivy VIP Limited-Term Bond, Class II	1,968	9,684
Delaware Ivy VIP Mid Cap Growth, Class I	545	9,369
Delaware Ivy VIP Small Cap Core, Class II	29	483
Delaware Ivy VIP Small Cap Growth, Class I	192	2,238
Delaware Ivy VIP Value, Class II	1,200	9,054

TOTAL AFFILIATED MUTUAL FUNDS – 97.0%		$97,730
(Cost: $93,159)

SHORT-TERM SECURITIES

Money Market Funds (A) – 3.0%
State Street Institutional U.S. Government Money Market Fund – Premier Class 0.030%	3,031	3,031

TOTAL SHORT-TERM SECURITIES – 3.0%		$3,031
(Cost: $3,031)

TOTAL INVESTMENT SECURITIES – 100.0%		$100,761
(Cost: $96,190)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(14)

NET ASSETS – 100.0%		$100,747

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$97,730	$—	$—
Short-Term Securities	3,031	—	—

Total	$100,761	$—	$—

Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility

AFFILIATED MUTUAL FUNDS	Shares	Value
Delaware Ivy VIP Core Equity, Class II	473	$7,446
Delaware Ivy VIP Corporate Bond, Class II	3,705	20,867
Delaware Ivy VIP Global Equity Income, Class II	871	5,676
Delaware Ivy VIP Growth, Class II	979	12,864
Delaware Ivy VIP High Income, Class I	258	867
Delaware Ivy VIP International Core Equity, Class II	377	6,923
Delaware Ivy VIP Limited-Term Bond, Class II	3,499	17,216
Delaware Ivy VIP Mid Cap Growth, Class I	406	6,980
Delaware Ivy VIP Small Cap Core, Class II	13	214
Delaware Ivy VIP Small Cap Growth, Class I	133	1,547
Delaware Ivy VIP Value, Class II	842	6,353

TOTAL AFFILIATED MUTUAL FUNDS – 97.2%		$86,953
(Cost: $83,401)

SHORT-TERM SECURITIES

Money Market Funds (A) – 2.8%
State Street Institutional U.S. Government Money Market Fund – Premier Class 0.030%	2,524	2,524

TOTAL SHORT-TERM SECURITIES – 2.8%		$2,524
(Cost: $2,524)

TOTAL INVESTMENT SECURITIES – 100.0%		$89,477
(Cost: $85,925)

CASH AND OTHER ASSETS, NET OF LIABILITIES(B) – 0.0%		9

NET ASSETS – 100.0%		$89,486

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Rate shown is the annualized 7-day yield at June 30, 2021.

(B)	Cash of $44 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2021 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount		Value	Unrealized Depreciation
E-mini S&P 500 Index	Short	4	9-30-21	—	*	$(858)	$(10)

10	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	PATHFINDER PORTFOLIOS (in thousands)

JUNE 30, 2021 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$86,953	$—	$—
Short-Term Securities	2,524	—	—

Total	$89,477	$—	$—

Liabilities
Futures Contracts	$10	$—	$—

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	11

PORTFOLIO HIGHLIGHTS	DELAWARE IVY VIP GOVERNMENT MONEY MARKET(a)

ALL DATA IS AS OF JUNE 30, 2021 (UNAUDITED)

Asset Allocation

Corporate Obligations	17.2%
Money Market Funds	16.7%
Master Note	0.5%
United States Government and Government Agency Obligations	82.5%
Cash and Other Assets (Net of Liabilities)	0.3%

(a)	Effective July 1, 2021, the name of Ivy VIP Government Money Market changed to Delaware Ivy VIP Government Money Market.

12	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VIP GOVERNMENT MONEY MARKET (in thousands)

JUNE 30, 2021 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Master Note
Toyota Motor Credit Corp. (1-Week U.S. LIBOR plus 25 bps), 0.340%, 7-7-21 (A)	$250	$250

Total Master Note – 0.5%		250

	Shares
Money Market Funds (B)
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.030%, 7-1-21	9,055	9,055

Total Money Market Funds – 16.7%		9,055

TOTAL CORPORATE OBLIGATIONS – 17.2%		$9,305
(Cost: $9,305)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS	Principal
United States Government Agency Obligations – 71.4%
U.S. International Development Finance Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
0.080%, 7-7-21 (A)	$19,762	19,762
0.090%, 7-7-21 (A)	9,858	9,858
0.100%, 7-7-21 (A)	15,053	15,053

		44,673

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 82.5%		$44,673
(Cost: $44,673)

TOTAL INVESTMENT SECURITIES – 99.7%		$53,978
(Cost: $53,978)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		148

NET ASSETS – 100.0%		$54,126

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2021. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(B)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$9,055	$250	$—
United States Government and Government Agency Obligations	—	44,673	—

Total	$9,055	$44,923	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	13

STATEMENTS OF ASSETS AND LIABILITIES	IVY VIP

AS OF JUNE 30, 2021 (UNAUDITED)

(In thousands, except per share amounts)	Pathfinder Aggressive(1)		Pathfinder Conservative(2)		Pathfinder Moderate(3)		Pathfinder Moderately Aggressive(4)		Pathfinder Moderately Conservative(5)		Pathfinder Moderate – Managed Volatility(6)		Pathfinder Moderately Aggressive – Managed Volatility(7)		Pathfinder Moderately Conservative – Managed Volatility(8)
ASSETS
Investments in unaffiliated securities at value+	$150		$340		$1,142		$1,408		$987		$21,627		$3,031		$2,524
Investments in affiliated mutual funds at value+	71,645		110,629		655,173		801,390		192,658		748,985		97,730		86,953
Investments at Value	71,795		110,969		656,315		802,798		193,645		770,612		100,761		89,477
Restricted cash	—		—		—		—		—		165		—		44
Investment securities sold receivable	50		—		358		92		—		—		—		—
Dividends and interest receivable	—	*	—	*	—	*	—	*	—	*	—	*	—	*	—	*
Capital shares sold receivable	—	*	1		1		—	*	—	*	361		18		—
Prepaid and other assets	—	*	—	*	1		1		—	*	1		—	*	—	*
Total Assets	71,845		110,970		656,675		802,891		193,645		771,139		100,779		89,521

LIABILITIES
Capital shares redeemed payable	4		59		81		101		263		255		7		11
Independent Trustees and Chief Compliance Officer fees payable	9		10		71		85		23		21		3		3
Overdraft due to custodian	—		—	*	—		—		—		—		—		—
Investment management fee payable	—		—		—		—		—		4		1		1
Accounting services fee payable	2		3		9		12		4		11		2		2
Variation margin payable	—		—		—		—		—		5		—		1
Other liabilities	3		3		8		8		4		124		19		17
Total Liabilities	18		75		169		206		294		420		32		35
Total Net Assets	$71,827		$110,895		$656,506		$802,685		$193,351		$770,719		$100,747		$89,486

NET ASSETS
Capital paid in (shares authorized – unlimited)	$62,734		$99,841		$576,103		$696,648		$171,958		$677,122		$89,309		$79,874
Accumulated earnings gain	9,093		11,054		80,403		106,037		21,393		93,597		11,438		9,612
Total Net Assets	$71,827		$110,895		$656,506		$802,685		$193,351		$770,719		$100,747		$89,486

CAPITAL SHARES OUTSTANDING:
Class II	13,939		20,854		124,762		149,659		36,399		126,691		17,278		15,369

NET ASSET VALUE PER SHARE:
Class II	$5.15		$5.32		$5.26		$5.36		$5.31		$6.08		$5.83		$5.82

+COST
Investments in unaffiliated securities at cost	$150		$340		$1,142		$1,408		$987		$21,627		$3,031		$2,524
Investments in affiliated mutual funds at cost	67,663		107,821		624,878		757,849		185,352		705,314		93,159		83,401

*Not shown due to rounding.

(1)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Pathfinder Aggressive to Delaware Ivy VIP Pathfinder Aggressive.
(2)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Pathfinder Conservative to Delaware Ivy VIP Pathfinder Conservative.
(3)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Pathfinder Moderate to Delaware Ivy VIP Pathfinder Moderate.
(4)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Pathfinder Moderately Aggressive to Delaware Ivy VIP Pathfinder Moderately Aggressive.
(5)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Pathfinder Moderately Conservative to Delaware Ivy VIP Pathfinder Moderately Conservative.
(6)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Pathfinder Moderate – Managed Volatility to Delaware Ivy VIP Pathfinder Moderate – Managed Volatility.
(7)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility to Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility.
(8)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Pathfinder Moderately Conservative – Managed Volatility to Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility.

See Accompanying Notes to Financial Statements.

14	SEMIANNUAL REPORT	2021

STATEMENTS OF ASSETS AND LIABILITIES	IVY VIP

AS OF JUNE 30, 2021 (UNAUDITED)

(In thousands, except per share amounts)	Government Money Market(1)
ASSETS
Investments in unaffiliated securities at value+	$53,978
Investments at Value	53,978
Cash	—	*
Dividends and interest receivable	5
Capital shares sold receivable	235
Receivable from affiliates	142
Prepaid and other assets	1
Total Assets	54,361

LIABILITIES
Capital shares redeemed payable	169
Distributions payable	—	*
Independent Trustees and Chief Compliance Officer fees payable	43
Investment management fee payable	—	*
Accounting services fee payable	3
Other liabilities	20
Total Liabilities	235
Total Net Assets	$54,126

NET ASSETS
Capital paid in (shares authorized – unlimited)	$54,126
Accumulated earnings gain	—	*
Total Net Assets	$54,126

CAPITAL SHARES OUTSTANDING:
Class II	54,129

NET ASSET VALUE PER SHARE:
Class II	$1.00

+COST
Investments in unaffiliated securities at cost	$53,978

* Not shown due to rounding.

(1)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Government Money Market to Delaware Ivy VIP Government Money Market.

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	15

STATEMENTS OF OPERATIONS	IVY VIP

FOR THE SIX MONTHS ENDED JUNE 30, 2021 (UNAUDITED)

(In thousands)	Pathfinder Aggressive(1)		Pathfinder Conservative(2)		Pathfinder Moderate(3)		Pathfinder Moderately Aggressive(4)		Pathfinder Moderately Conservative(5)		Pathfinder Moderate – Managed Volatility(6)	Pathfinder Moderately Aggressive – Managed Volatility(7)		Pathfinder Moderately Conservative – Managed Volatility(8)
INVESTMENT INCOME
Dividends from affiliated securities	$1,208		$2,638		$13,536		$15,226		$4,258		$15,276	$1,840		$1,929
Interest and amortization from unaffiliated securities	—	*	—	*	—	*	—	*	—	*	2	—	*	—	*
Total Investment Income	1,208		2,638		13,536		15,226		4,258		15,278	1,840		1,929

EXPENSES
Investment management fee	—		—		—		—		—		705	97		88
Distribution and service fees:
Shareholder servicing:
Custodian fees	—	*	1		1		1		1		1	1		1
Independent Trustees and Chief Compliance Officer fees	3		4		25		31		8		18	3		3
Accounting services fee	13		18		57		70		22		64	14		13
Insurance fees	1		2		10		12		3		12	2		1
Printing fees	6		6		8		9		7		8	5		6
Professional fees	5		6		7		7		6		8	7		7
Other	1		—	*	2		2		—	*	3	—	*	—	*
Total Expenses	29		37		110		132		47		819	129		119
Net Investment Income	1,179		2,601		13,426		15,094		4,211		14,459	1,711		1,810

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in affiliated securities	1,500		2,770		16,636		21,163		4,426		16,159	2,358		2,178
Distributions of realized capital gains from affiliated securities	2,474		3,004		20,362		26,661		5,577		22,986	3,222		2,526
Futures contracts	—		—		—		—		—		(3,788)	(417)		(499)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated securities	2,834		(1,385)		8,549		19,742		544		11,180	2,442		12
Futures contracts	—		—		—		—		—		629	78		73
Net Realized and Unrealized Gain	6,808		4,389		45,547		67,566		10,547		47,166	7,683		4,290
Net Increase in Net Assets Resulting from Operations	$7,987		$6,990		$58,973		$82,660		$14,758		$61,625	$9,394		$6,100

*Not shown due to rounding.

(1)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Pathfinder Aggressive to Delaware Ivy VIP Pathfinder Aggressive.
(2)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Pathfinder Conservative to Delaware Ivy VIP Pathfinder Conservative.
(3)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Pathfinder Moderate to Delaware Ivy VIP Pathfinder Moderate.
(4)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Pathfinder Moderately Aggressive to Delaware Ivy VIP Pathfinder Moderately Aggressive.
(5)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Pathfinder Moderately Conservative to Delaware Ivy VIP Pathfinder Moderately Conservative.
(6)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Pathfinder Moderate – Managed Volatility to Delaware Ivy VIP Pathfinder Moderate – Managed Volatility.
(7)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility to Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility.
(8)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Pathfinder Moderately Conservative – Managed Volatility to Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility.

See Accompanying Notes to Financial Statements.

16	SEMIANNUAL REPORT	2021

STATEMENTS OF OPERATIONS	IVY VIP

FOR THE SIX MONTHS ENDED JUNE 30, 2021 (UNAUDITED)

(In thousands)	Government Money Market(1)
INVESTMENT INCOME
Interest and amortization from unaffiliated securities	$34
Total Investment Income	34

EXPENSES
Investment management fee	128
Distribution and service fees:
Shareholder servicing:
Custodian fees	1
Independent Trustees and Chief Compliance Officer fees	9
Accounting services fee	22
Professional fees	6
Other	7
Total Expenses	173
Less:
Expenses in excess of limit	(142)
Total Net Expenses	31
Net Investment Income	3

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	—	*
Net change in unrealized appreciation (depreciation) on:
Net Realized and Unrealized Gain	—
Net Increase in Net Assets Resulting from Operations	$3

*Not shown due to rounding.

(1)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Government Money Market to Delaware Ivy VIP Government Money Market.

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	17

STATEMENTS OF CHANGES IN NET ASSETS	IVY VIP

	Pathfinder Aggressive(1)		Pathfinder Conservative(2)		Pathfinder Moderate(3)
(In thousands)	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,179	$1,172	$2,601	$2,035	$13,426	$12,842
Net realized gain on investments	3,974	3,447	5,774	4,682	36,998	29,782
Net change in unrealized appreciation (depreciation)	2,834	4,498	(1,385)	5,590	8,549	39,792
Net Increase in Net Assets Resulting from Operations	7,987	9,117	6,990	12,307	58,973	82,416

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class II	(4,619)	(8,768)	(6,783)	(7,983)	(42,760)	(79,596)
Total Distributions to Shareholders	(4,619)	(8,768)	(6,783)	(7,983)	(42,760)	(79,596)
Capital Share Transactions	556	1,416	(1,084)	8,635	(15,916)	(26,530)
Net Increase (Decrease) in Net Assets	3,924	1,765	(877)	12,959	297	(23,710)
Net Assets, Beginning of Period	67,903	66,138	111,772	98,813	656,209	679,919
Net Assets, End of Period	$71,827	$67,903	$110,895	$111,772	$656,506	$656,209

	Pathfinder Moderately Aggressive(4)		Pathfinder Moderately Conservative(5)		Pathfinder Moderate – Managed Volatility(6)
(In thousands)	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$15,094	$15,223	$4,211	$3,925	$14,459	$12,125
Net realized gain on investments	47,824	37,732	10,003	8,495	35,357	8,826
Net change in unrealized appreciation	19,742	52,016	544	11,064	11,809	39,332
Net Increase in Net Assets Resulting from Operations	82,660	104,971	14,758	23,484	61,625	60,283

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class II	(53,201)	(109,757)	(12,483)	(20,114)	(21,327)	(60,610)
Total Distributions to Shareholders	(53,201)	(109,757)	(12,483)	(20,114)	(21,327)	(60,610)
Capital Share Transactions	(25,770)	(25,125)	(4,046)	(9,979)	1,853	21,803
Net Increase (Decrease) in Net Assets	3,689	(29,911)	(1,771)	(6,609)	42,151	21,476
Net Assets, Beginning of Period	798,996	828,907	195,122	201,731	728,568	707,092
Net Assets, End of Period	$802,685	$798,996	$193,351	$195,122	$770,719	$728,568

(1)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Pathfinder Aggressive to Delaware Ivy VIP Pathfinder Aggressive.
(2)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Pathfinder Conservative to Delaware Ivy VIP Pathfinder Conservative.
(3)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Pathfinder Moderate to Delaware Ivy VIP Pathfinder Moderate.
(4)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Pathfinder Moderately Aggressive to Delaware Ivy VIP Pathfinder Moderately Aggressive.
(5)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Pathfinder Moderately Conservative to Delaware Ivy VIP Pathfinder Moderately Conservative.
(6)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Pathfinder Moderate – Managed Volatility to Delaware Ivy VIP Pathfinder Moderate – Managed Volatility.

See Accompanying Notes to Financial Statements.

18	SEMIANNUAL REPORT	2021

STATEMENTS OF CHANGES IN NET ASSETS	IVY VIP

	Pathfinder Moderately Aggressive – Managed Volatility(1)		Pathfinder Moderately Conservative – Managed Volatility(2)		Government Money Market(3)
(In thousands)	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,711	$1,490	$1,810	$1,419	$3	$623
Net realized gain on investments	5,163	1,348	4,205	1,822	— *	— *
Net change in unrealized appreciation	2,520	5,698	85	4,448	—	—
Net Increase in Net Assets Resulting from Operations	9,394	8,536	6,100	7,689	3	623

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class II	(2,886)	(9,697)	(3,230)	(6,043)	(3)	(623)
Total Distributions to Shareholders	(2,886)	(9,697)	(3,230)	(6,043)	(3)	(623)
Capital Share Transactions	(1,819)	3,939	924	3,600	(41,780)	(88,117)
Net Increase (Decrease) in Net Assets	4,689	2,778	3,794	5,246	(41,780)	(88,117)
Net Assets, Beginning of Period	96,058	93,280	85,692	80,446	95,906	184,023
Net Assets, End of Period	$100,747	$96,058	$89,486	$85,692	$54,126	$95,906

*Not shown due to rounding.

(1)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility to Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility.
(2)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Pathfinder Moderately Conservative – Managed Volatility to Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility.
(3)	Effective July 1, 2021, the Portfolio’s name changed from Ivy VIP Government Money Market to Delaware Ivy VIP Government Money Market.

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	19

FINANCIAL HIGHLIGHTS	IVY VIP

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Pathfinder Aggressive
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	$4.92	$0.09	$0.49	$0.58	$(0.09)	$(0.26)	$(0.35)
Year ended 12-31-2020	5.00	0.09	0.52	0.61	(0.07)	(0.62)	(0.69)
Year ended 12-31-2019	4.60	0.07	0.92	0.99	(0.14)	(0.45)	(0.59)
Year ended 12-31-2018	5.16	0.13	(0.32)	(0.19)	(0.09)	(0.28)	(0.37)
Year ended 12-31-2017	4.68	0.08	0.80	0.88	(0.05)	(0.35)	(0.40)
Year ended 12-31-2016	5.05	0.04	0.15	0.19	(0.07)	(0.49)	(0.56)

Pathfinder Conservative
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	5.31	0.13	0.21	0.34	(0.10)	(0.23)	(0.33)
Year ended 12-31-2020	5.15	0.10	0.49	0.59	(0.09)	(0.34)	(0.43)
Year ended 12-31-2019	4.83	0.09	0.59	0.68	(0.10)	(0.26)	(0.36)
Year ended 12-31-2018	5.16	0.10	(0.20)	(0.10)	(0.06)	(0.17)	(0.23)
Year ended 12-31-2017	4.90	0.05	0.46	0.51	(0.04)	(0.21)	(0.25)
Year ended 12-31-2016	5.15	0.04	0.09	0.13	(0.06)	(0.32)	(0.38)

Pathfinder Moderate
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	5.15	0.11	0.36	0.47	(0.11)	(0.25)	(0.36)
Year ended 12-31-2020	5.19	0.10	0.51	0.61	(0.09)	(0.56)	(0.65)
Year ended 12-31-2019	4.89	0.08	0.79	0.87	(0.14)	(0.43)	(0.57)
Year ended 12-31-2018	5.40	0.12	(0.31)	(0.19)	(0.08)	(0.24)	(0.32)
Year ended 12-31-2017	5.02	0.07	0.64	0.71	(0.04)	(0.29)	(0.33)
Year ended 12-31-2016	5.34	0.04	0.13	0.17	(0.07)	(0.42)	(0.49)

Pathfinder Moderately Aggressive
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	5.18	0.10	0.46	0.56	(0.11)	(0.27)	(0.38)
Year ended 12-31-2020	5.32	0.10	0.52	0.62	(0.09)	(0.67)	(0.76)
Year ended 12-31-2019	4.98	0.08	0.92	1.00	(0.15)	(0.51)	(0.66)
Year ended 12-31-2018	5.59	0.13	(0.37)	(0.24)	(0.10)	(0.27)	(0.37)
Year ended 12-31-2017	5.14	0.09	0.74	0.83	(0.05)	(0.33)	(0.38)
Year ended 12-31-2016	5.50	0.04	0.17	0.21	(0.09)	(0.48)	(0.57)

Pathfinder Moderately Conservative
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	5.26	0.12	0.29	0.41	(0.11)	(0.25)	(0.36)
Year ended 12-31-2020	5.22	0.10	0.50	0.60	(0.10)	(0.46)	(0.56)
Year ended 12-31-2019	4.90	0.08	0.70	0.78	(0.12)	(0.34)	(0.46)
Year ended 12-31-2018	5.32	0.11	(0.24)	(0.13)	(0.07)	(0.22)	(0.29)
Year ended 12-31-2017	4.99	0.06	0.56	0.62	(0.04)	(0.25)	(0.29)
Year ended 12-31-2016	5.30	0.04	0.10	0.14	(0.07)	(0.38)	(0.45)

20	SEMIANNUAL REPORT	2021

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations		Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Pathfinder Moderate – Managed Volatility
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	5.77	0.12		0.36		0.48		(0.10)	(0.07)	(0.17)
Year ended 12-31-2020	5.84	0.10		0.34		0.44		(0.08)	(0.43)	(0.51)
Year ended 12-31-2019	5.33	0.08		0.82		0.90		(0.11)	(0.28)	(0.39)
Year ended 12-31-2018	5.78	0.11		(0.33)		(0.22)		(0.06)	(0.17)	(0.23)
Year ended 12-31-2017	5.25	0.06		0.65		0.71		(0.03)	(0.15)	(0.18)
Year ended 12-31-2016	5.37	0.03		0.06		0.09		(0.03)	(0.18)	(0.21)

Pathfinder Moderately Aggressive –Managed Volatility
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	5.46	0.10		0.44		0.54		(0.09)	(0.08)	(0.17)
Year ended 12-31-2020	5.63	0.09		0.33		0.42		(0.07)	(0.52)	(0.59)
Year ended 12-31-2019	5.15	0.07		0.88		0.95		(0.12)	(0.35)	(0.47)
Year ended 12-31-2018	5.66	0.11		(0.37)		(0.26)		(0.07)	(0.18)	(0.25)
Year ended 12-31-2017	5.06	0.07		0.71		0.78		(0.02)	(0.16)	(0.18)
Year ended 12-31-2016	5.25	0.03		0.09		0.12		(0.05)	(0.26)	(0.31)

Pathfinder Moderately Conservative –Managed Volatility
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	5.64	0.12		0.27		0.39		(0.09)	(0.12)	(0.21)
Year ended 12-31-2020	5.58	0.09		0.39		0.48		(0.08)	(0.34)	(0.42)
Year ended 12-31-2019	5.19	0.08		0.66		0.74		(0.10)	(0.25)	(0.35)
Year ended 12-31-2018	5.55	0.10		(0.24)		(0.14)		(0.05)	(0.17)	(0.22)
Year ended 12-31-2017	5.10	0.05		0.53		0.58		(0.02)	(0.11)	(0.13)
Year ended 12-31-2016	5.23	0.02		0.04		0.06		(0.03)	(0.16)	(0.19)

Government Money Market
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	1.00	0.00	*	0.00		0.00	*	— *	—	— *
Year ended 12-31-2020	1.00	0.00	*	0.00		0.00	*	— *	—	— *
Year ended 12-31-2019	1.00	0.02		0.00		0.02		(0.02)	— *	(0.02)
Year ended 12-31-2018	1.00	0.02		0.00	*	0.02		(0.02)	— *	(0.02)
Year ended 12-31-2017	1.00	0.01		0.00	*	0.01		(0.01)	— *	(0.01)
Year ended 12-31-2016	1.00	0.00	*	0.00	*	0.00	*	— *	— *	— *

* Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value. Total returns do not reflect a sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Does not include expenses of underlying Ivy VIP Portfolios in which the Portfolio invests.

(5)	Does not include expenses of the underlying unaffiliated Portfolio in which the Portfolio invests.

(6)	Annualized.

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	21

FINANCIAL HIGHLIGHTS	IVY VIP

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Pathfinder Aggressive
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	$5.15	12.12%	$72	0.08	%(4)(6)	3.40	%(4)(6)	—%	—%	14%
Year ended 12-31-2020	4.92	15.70	68	0.12	(4)	1.91	(4)	—	—	21
Year ended 12-31-2019	5.00	23.24	66	0.09	(4)	1.41	(4)	—	—	18
Year ended 12-31-2018	4.60	-4.27	59	0.09	(4)	2.49	(4)	—	—	51
Year ended 12-31-2017	5.16	19.83	76	0.07	(4)	1.68	(4)	—	—	20
Year ended 12-31-2016	4.68	4.80	75	0.08	(4)	0.88	(4)	—	—	23

Pathfinder Conservative
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	5.32	6.50	111	0.07	(4)(6)	4.72	(4)(6)	—	—	20
Year ended 12-31-2020	5.31	12.67	112	0.08	(4)	2.02	(4)	—	—	41
Year ended 12-31-2019	5.15	14.66	99	0.07	(4)	1.71	(4)	—	—	31
Year ended 12-31-2018	4.83	-1.93	94	0.07	(4)	1.89	(4)	—	—	39
Year ended 12-31-2017	5.16	10.51	109	0.06	(4)	1.06	(4)	—	—	30
Year ended 12-31-2016	4.90	2.84	114	0.07	(4)	0.71	(4)	—	—	26

Pathfinder Moderate
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	5.26	9.42	657	0.03	(4)(6)	4.13	(4)(6)	—	—	15
Year ended 12-31-2020	5.15	14.35	656	0.04	(4)	2.05	(4)	—	—	21
Year ended 12-31-2019	5.19	19.05	680	0.04	(4)	1.62	(4)	—	—	17
Year ended 12-31-2018	4.89	-3.90	703	0.03	(4)	2.26	(4)	—	—	36
Year ended 12-31-2017	5.40	14.70	877	0.03	(4)	1.30	(4)	—	—	22
Year ended 12-31-2016	5.02	3.65	860	0.03	(4)	0.78	(4)	—	—	19

Pathfinder Moderately Aggressive
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	5.36	10.84	803	0.03	(4)(6)	3.79	(4)(6)	—	—	14
Year ended 12-31-2020	5.18	15.12	799	0.04	(4)	2.02	(4)	—	—	20
Year ended 12-31-2019	5.32	21.40	829	0.03	(4)	1.56	(4)	—	—	19
Year ended 12-31-2018	4.98	-4.71	838	0.03	(4)	2.35	(4)	—	—	39
Year ended 12-31-2017	5.59	16.72	1,052	0.03	(4)	1.66	(4)	—	—	20
Year ended 12-31-2016	5.14	4.52	1,020	0.04	(4)	0.85	(4)	—	—	17

Pathfinder Moderately Conservative
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	5.31	7.93	193	0.05	(4)(6)	4.39	(4)(6)	—	—	16
Year ended 12-31-2020	5.26	13.52	195	0.06	(4)	2.09	(4)	—	—	25
Year ended 12-31-2019	5.22	16.85	202	0.05	(4)	1.67	(4)	—	—	18
Year ended 12-31-2018	4.90	-2.67	205	0.05	(4)	2.07	(4)	—	—	34
Year ended 12-31-2017	5.32	12.77	251	0.05	(4)	1.22	(4)	—	—	24
Year ended 12-31-2016	4.99	3.10	261	0.05	(4)	0.80	(4)	—	—	16

22	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Pathfinder Moderate – Managed Volatility
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	6.08	8.58		771	0.22	(4)(6)	3.90	(4)(6)	—		—		14
Year ended 12-31-2020	5.77	9.07		729	0.23	(4)	1.78	(4)	—		—		42
Year ended 12-31-2019	5.84	17.32		707	0.23	(4)	1.39	(4)	—		—		9
Year ended 12-31-2018	5.33	-4.00		606	0.23	(4)	2.00	(4)	—		—		28
Year ended 12-31-2017	5.78	13.80		600	0.23	(4)	1.07	(4)	—		—		21
Year ended 12-31-2016	5.25	1.81		511	0.24	(4)	0.55	(4)	—		—		14

Pathfinder Moderately Aggressive – Managed Volatility
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	5.83	10.04		101	0.26	(4)(6)	3.51	(4)(6)	—		—		15
Year ended 12-31-2020	5.46	9.71		96	0.29	(4)	1.68	(4)	—		—		41
Year ended 12-31-2019	5.63	19.29		93	0.27	(4)	1.32	(4)	—		—		16
Year ended 12-31-2018	5.15	-4.75		84	0.27	(4)	2.04	(4)	—		—		37
Year ended 12-31-2017	5.66	15.70		92	0.27	(4)	1.38	(4)	—		—		19
Year ended 12-31-2016	5.06	2.36		78	0.31	(4)	0.56	(4)	—		—		12

Pathfinder Moderately Conservative – Managed Volatility
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	5.82	7.12		89	0.27	(4)(6)	4.13	(4)(6)	—		—		17
Year ended 12-31-2020	5.64	9.61		86	0.30	(4)	1.77	(4)	—		—		45
Year ended 12-31-2019	5.58	14.89		80	0.27	(4)	1.45	(4)	—		—		14
Year ended 12-31-2018	5.19	-2.90		73	0.29	(4)	1.79	(4)	—		—		28
Year ended 12-31-2017	5.55	11.84		74	0.27	(4)	0.96	(4)	—		—		26
Year ended 12-31-2016	5.10	1.21		67	0.30	(4)	0.49	(4)	—		—		11

Government Money Market
Class II Shares
Six-month period ended 6-30-2021 (unaudited)	1.00	—	*	54	0.09	(5)(6)	0.01	(5)(6)	0.48	(5)(6)	-0.38	(5)(6)	—
Year ended 12-31-2020	1.00	0.37		96	0.27	(5)	0.44	(5)	0.44	(5)	0.27	(5)	—
Year ended 12-31-2019	1.00	1.83		184	0.42		1.82		—		—		—
Year ended 12-31-2018	1.00	1.53		239	0.40		1.49		—		—		—
Year ended 12-31-2017	1.00	0.59		317	0.41		0.56		0.42		0.55		—
Year ended 12-31-2016	1.00	0.13		414	0.45		0.13		0.46		0.12		—

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	23

NOTES TO FINANCIAL STATEMENTS	IVY VIP

JUNE 30, 2021 (UNAUDITED)

1.	ORGANIZATION

Ivy Variable Insurance Portfolios, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Delaware Ivy VIP Pathfinder Aggressive (formerly known as Ivy VIP Pathfinder Aggressive), Delaware Ivy VIP Pathfinder Conservative (formerly known as Ivy VIP Pathfinder Conservative), Delaware Ivy VIP Pathfinder Moderate (formerly known as Ivy VIP Pathfinder Moderate), Delaware Ivy VIP Pathfinder Moderately Aggressive (formerly known as Ivy VIP Pathfinder Moderately Aggressive) and Delaware Ivy VIP Pathfinder Moderately Conservative (formerly known as Ivy VIP Pathfinder Moderately Conservative) (collectively, the “Pathfinder Portfolios”), Delaware Ivy VIP Pathfinder Moderate – Managed Volatility (formerly known as Ivy VIP Pathfinder Moderate – Managed Volatility), Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility (formerly known as Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility) and Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility (formerly known as Ivy VIP Pathfinder Moderately Conservative – Managed Volatility) (collectively, the “Managed Volatility Portfolios”) and Delaware Ivy VIP Government Money Market (formerly known as Ivy VIP Government Money Market) (each, a “Portfolio”) are nine series of the Trust and are the only series of the Trust included in the financial statements. The assets belonging to Government Money Market are held separately by the custodian. The assets belonging to each Pathfinder Portfolio and Managed Volatility Portfolio are held separately by the transfer agent for the underlying funds and the custodian. The investment objective, policies and risk factors of each Portfolio are described more fully in the Prospectus and Statement of Additional Information (“SAI”). Each Portfolio’s investment adviser was Ivy Investment Management Company (“IICO”) through April 30, 2021. Effective April 30, 2021, each Portfolio’s investment adviser is Delaware Management Company (“DMC”).

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Portfolio.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain. The financial statements reflect an estimate of the reclassification of the distribution character. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Foreign Currency Translation. Each Portfolio’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Income Taxes. It is the policy of each Portfolio to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Portfolio intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Portfolios file income tax returns in U.S. federal and applicable state jurisdictions. The Portfolios’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

24	SEMIANNUAL REPORT	2021

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Portfolio will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Portfolios under derivative contracts, if any, will be reported separately on the Statements of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. Because each Pathfinder Portfolio and Managed Volatility Portfolio invests substantially all of its assets in Ivy Variable Insurance Portfolios mutual funds (“Underlying Funds”), the risks associated with investing in the Portfolios are closely related to the risks associated with the securities and other investments held by the Underlying Funds.

In the normal course of business, Government Money Market and the Underlying Funds may invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by Government Money Market and the Underlying Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Underlying Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, Government Money Market and the Underlying Funds may be exposed to counterparty credit risk, or the risk that an entity with which Government Money Market or the Underlying Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. Government Money Market and the Underlying Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Underlying Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties.

Certain Underlying Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Underlying Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Underlying Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument.

If an Underlying Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Underlying Funds, or, in the case of hedging positions, that the Underlying Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

The risk that changes related to the use of the London Interbank Offered Rate (“LIBOR”) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (“EONIA”)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

2021	SEMIANNUAL REPORT	25

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Custodian Fees. “Custodian fees” on the Statements of Operations may include interest expense incurred by a Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Portfolio. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investments in affiliated mutual funds within the Ivy Variable Insurance Portfolios family are valued at their Net Asset Value (“NAV”) as reported by the Underlying Funds. Investments in Government Money Market are valued on the basis of amortized cost in accordance with rule 2a-7 (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Short-term securities with maturities of 60 days or less held in all Portfolios (with the exception of Government Money Market) are valued based on quotes that are obtained from an independent pricing service approved by the Board.

Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, the portfolio securities are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or

26	SEMIANNUAL REPORT	2021

unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Portfolios’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Derivative Instruments. Exchange-traded futures contracts are generally valued at the settlement price.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Investments in registered open-end investment management companies will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term Investments. Short-term investments having a maturity of 60 days or less are valued based on quotes that are obtained from an independent pricing service authorized by the Board. These investments are categorized as Level 2 of the fair value hierarchy.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Portfolios use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Portfolios’ financial positions and results of operations.

Futures Contracts. Each Managed Volatility Portfolio is authorized to engage in buying and selling futures contracts. Upon entering into a futures contract, a Portfolio is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent amounts, known as variation margin, are paid or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying debt security or index. Options on futures contracts may also be purchased or sold by a Portfolio.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statements of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statements of Operations. Realized gains (losses) are reported on the Statements of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Portfolio is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolio’s securities.

2021	SEMIANNUAL REPORT	27

Pathfinder Moderate – Managed Volatility, Pathfinder Moderately Aggressive – Managed Volatility and Pathfinder Moderately Conservative – Managed Volatility invest in long and/or short positions in futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of June 30, 2021:

		Assets		Liabilities
Portfolio	Type of Risk Exposure	Statements of Assets & Liabilities Location	Value	Statements of Assets & Liabilities Location	Value
Pathfinder Moderate – Managed Volatility	Equity		$—	Unrealized depreciation on futures contracts*	$39
Pathfinder Moderately Conservative – Managed Volatility	Equity		—	Unrealized depreciation on futures contracts*	10

*The value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of June 30, 2021.

Amount of realized gain (loss) on derivatives recognized on the Statements of Operations for the period ended June 30, 2021:

		Net realized gain (loss) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Pathfinder Moderate – Managed Volatility	Equity	$—	$—	$(3,788)	$—	$—	$(3,788)
Pathfinder Moderately Aggressive – Managed Volatility	Equity	—	—	(417)	—	—	(417)
Pathfinder Moderately Conservative – Managed Volatility	Equity	—	—	(499)	—	—	(499)

* Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statements of Operations for the period ended June 30, 2021:

		Net change in unrealized appreciation (depreciation) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Pathfinder Moderate – Managed Volatility	Equity	$—	$—	$629	$—	$—	$629
Pathfinder Moderately Aggressive – Managed Volatility	Equity	—	—	78	—	—	78
Pathfinder Moderately Conservative – Managed Volatility	Equity	—	—	73	—	—	73

* Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the period ended June 30, 2021, the average derivative volume was as follows:

Portfolio	Forward foreign currency contracts(1)		Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Pathfinder Moderate – Managed Volatility	$		$—	$16,690	$—	$—	$—
Pathfinder Moderately Aggressive – Managed Volatility		—	—	1,706	—	—	—
Pathfinder Moderately Conservative – Managed Volatility		—	—	2,342	—	—	—

(1)	Average absolute value of unrealized appreciation/depreciation during the period.
(2)	Average value outstanding during the period.
(3)	Average notional amount outstanding during the period.

28	SEMIANNUAL REPORT	2021

5.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. IICO served as each Portfolio’s investment adviser through April 30, 2021. Effective April 30, 2021, DMC serves as each Portfolio’s investment adviser. The management fee is accrued daily by Government Money Market at the following annual rates as a percentage of average daily net assets:

Portfolio (M – Millions)	$0 to $1,000M	Over $1,000M
Government Money Market	0.350%	0.300%

Each Managed Volatility Portfolio pays a management fee to DMC for providing investment advice and supervising its investments at the following annual rates as a percentage of average daily net assets:

Portfolio (M – Millions)	$0 to $500M	$500 to $1,000M	Over $1,000M
Pathfinder Moderate – Managed Volatility	0.200%	0.170%	0.150%
Pathfinder Moderately Aggressive – Managed Volatility	0.200	0.170	0.150
Pathfinder Moderately Conservative – Managed Volatility	0.200	0.170	0.150

DMC uses all of the management fee it receives from the Managed Volatility Portfolios to pay Securian Asset Management Inc. (“Securian”). Accordingly, Securian receives a fee based on the average daily net assets of the Managed Volatility Portfolios.

The Pathfinder Portfolios pay no management fees; however, DMC receives management fees from the underlying funds.

DMC has entered into Subadvisory Agreements with the following entity on behalf of certain Portfolios:

Securian serves as subadvisor to the Managed Volatility Portfolios. The subadvisor makes investment decisions in accordance with the Portfolio’s investment objectives, policies and restrictions under the supervision of DMC and the Board of Trustees. DMC pays all applicable costs of the subadvisor.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Portfolio records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Portfolios are shown on the Statement of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with Waddell & Reed Services Company (“WRSCO”), doing business as WI Services Company (“WISC”). Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Portfolio records, pricing of Portfolio shares and preparation of certain shareholder reports. For these services Government Money Market pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M – Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

Under the Accounting Services Agreement, each Pathfinder Portfolio and Managed Volatility Portfolio pays WISC a monthly fee of one-twelfth of the annual fee shown in the following table:

(M – Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$5.75	$11.55	$17.75	$24.20	$31.60	$41.25	$48.15	$60.80	$74.25

Each Portfolio also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Portfolio’s net assets are at least $10 million and is included in “Accounting services fee” on the Statements of Operations.

Shareholder Servicing. Under the Transfer Agency Agreement between the Trust and WISC, each Portfolio reimburses WISC for certain out-of-pocket costs.

Expense Reimbursements and/or Waivers. DMC, the Portfolios’ investment manager, has determined to voluntarily waive and/or reimburse sufficient expenses of Government Money Market to the extent necessary to maintain a yield of not

2021	SEMIANNUAL REPORT	29

less than zero. There is no guarantee that Class II of Government Money Market will maintain such a yield. DMC may amend or terminate this voluntary waiver and/or reimbursement at any time without prior notice to shareholders. Government Money Market class expense limitations and related waivers/reimbursements for the period ended June 30, 2021 were as follows:

Portfolio Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement	Expense Reduced
Government Money Market	Class II	Voluntary	N/A	N/A	To maintain minimum yield	$142	Investment Management Fees and/or Shareholder Servicing

Any amounts due to the Portfolios as a reimbursement but not paid as of June 30, 2021 are shown as a receivable from affiliates on the Statements of Assets and Liabilities.

6.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Ivy Funds, Ivy Variable Insurance Portfolios and InvestEd Portfolios (collectively, the “Funds” only for purposes of this footnote 6) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended June 30, 2021.

7.	AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended June 30, 2021 follows:

	12-31-20 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	6-30-21 Value	Distributions Received	Capital Gain Distributions
Pathfinder Aggressive
Core Equity, Class II	$8,944	$592	$1,515	$333	$500	$8,854	$47	$331
Corporate Bond, Class II	6,381	1,477	405	39	(498)	6,994	297	119
Global Equity Income, Class II	8,957	541	855	148	576	9,367	207	—
Growth, Class II	10,826	4,161	1,310	310	254	14,241	201	1,116
High Income, Class I	165	27	11	1	(3)	179	11	—
International Core Equity, Class II	11,035	374	1,317	23	1,309	11,424	119	—
Limited-Term Bond, Class II	3,265	556	208	3	(65)	3,551	67	—
Mid Cap Growth, Class I	6,809	1,569	896	374	(427)	7,429	91	722
Small Cap Core, Class II	852	15	579	(2)	156	442	—	—
Small Cap Growth, Class I	1,744	387	266	15	(56)	1,824	28	186
Value, Class II	7,942	363	2,309	256	1,088	7,340	140	—

	$66,920			$1,500	$2,834	$71,645	$1,208	$2,474

30	SEMIANNUAL REPORT	2021

	12-31-20 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	6-30-21 Value	Distributions Received		Capital Gain Distributions
Pathfinder Conservative
Core Equity, Class II	$9,317	$796	$2,863	$615	$212	$8,077	$45		$313
Corporate Bond, Class II	28,194	8,965	3,351	256	(2,278)	31,786	1,323		531
Global Equity Income, Class II	4,994	378	956	150	247	4,813	110		—
Government Money Market, Class II	3,259	108	3,367	—	—	—	—	*	—
Growth, Class II	11,324	5,043	2,452	388	194	14,497	212		1,175
High Income, Class I	1,377	199	182	16	(33)	1,377	84		—
International Core Equity, Class II	6,156	360	1,369	95	628	5,870	63		—
Limited-Term Bond, Class II	27,299	3,726	3,162	44	(542)	27,365	534		—
Mid Cap Growth, Class I	7,980	1,882	1,791	586	(638)	8,019	101		807
Small Cap Core, Class II	285	11	210	(9)	59	136	—		—
Small Cap Growth, Class I	1,754	367	399	45	(80)	1,687	27		178
Value, Class II	8,857	523	3,808	584	846	7,002	139		—

	$110,796			$2,770	$(1,385)	$110,629	$2,638		$3,004

	12-31-20 Value	Gross Additions		Gross Reductions	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	6-30-21 Value	Distributions Received		Capital Gain Distributions
Pathfinder Moderate
Core Equity, Class II	$71,387	$3,313		$16,795	$3,690	$2,792	$64,387	$350		$2,456
Corporate Bond, Class II	111,081	34,247		10,876	1,029	(9,314)	126,167	5,457		2,190
Global Equity Income, Class II	58,729	2,134		8,527	1,375	3,340	57,051	1,285		—
Government Money Market, Class II	12,806	—	*	12,806	—	—	—	—	*	—
Growth, Class II	86,549	31,094		14,095	2,681	1,786	108,015	1,552		8,617
High Income, Class I	4,860	597		503	39	(94)	4,899	293		—
International Core Equity, Class II	72,378	799		12,149	831	7,724	69,583	741		—
Limited-Term Bond, Class II	96,327	11,571		8,824	159	(1,900)	97,333	1,872		—
Mid Cap Growth, Class I	56,948	11,308		10,248	3,965	(4,276)	57,697	716		5,714
Small Cap Core, Class II	5,033	45		3,549	(378)	1,275	2,426	–		—
Small Cap Growth, Class I	13,739	2,497		2,638	206	(474)	13,330	212		1,385
Value, Class II	65,081	1,089		22,614	3,039	7,690	54,285	1,058		—

	$654,918				$16,636	$8,549	$655,173	$13,536		$20,362

	12-31-20 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	6-30-21 Value	Distributions Received		Capital Gain Distributions
Pathfinder Moderately Aggressive
Core Equity, Class II	$96,797	$4,885	$21,637	$4,763	$4,085	$88,893	$486		$3,405
Corporate Bond, Class II	107,576	27,882	11,393	1,099	(8,868)	116,296	5,049		2,026
Global Equity Income, Class II	89,182	3,781	12,890	2,106	5,082	87,261	1,974		—
Government Money Market, Class II	5,821	5	5,826	—	—	—	—	*	—
Growth, Class II	117,250	42,278	19,793	3,580	2,406	145,721	2,102		11,672
High Income, Class I	3,936	546	438	29	(76)	3,997	240		—
International Core Equity, Class II	109,893	1,848	18,377	562	12,504	106,430	1,138		—
Limited-Term Bond, Class II	78,021	10,794	7,983	111	(1,539)	79,404	1,533		—
Mid Cap Growth, Class I	75,272	15,530	13,483	5,177	(5,654)	76,842	958		7,644
Small Cap Core, Class II	8,150	90	5,741	(602)	2,060	3,957	—		—
Small Cap Growth, Class I	18,767	3,641	3,668	288	(676)	18,352	293		1,914
Value, Class II	86,974	2,082	29,287	4,050	10,418	74,237	1,453		—

	$797,639			$21,163	$19,742	$801,390	$15,226		$26,661

*Not shown due to rounding.

2021	SEMIANNUAL REPORT	31

	12-31-20 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	6-30-21 Value	Distributions Received		Capital Gain Distributions
Pathfinder Moderately Conservative
Core Equity, Class II	$18,753	$884	$4,821	$1,053	$630	$16,499	$90		$630
Corporate Bond, Class II	41,631	11,445	3,865	321	(3,298)	46,234	1,940		778
Global Equity Income, Class II	13,093	464	2,023	316	727	12,577	284		—
Government Money Market, Class II	4,287	14	4,301	—	—	—	—	*	—
Growth, Class II	22,760	8,530	3,966	712	464	28,500	410		2,278
High Income, Class I	1,926	217	201	12	(34)	1,920	115		—
International Core Equity, Class II	16,138	229	2,917	36	1,853	15,339	164		—
Limited-Term Bond, Class II	38,177	4,077	3,424	62	(747)	38,145	734		—
Mid Cap Growth, Class I	15,431	3,021	2,907	1,111	(1,193)	15,463	192		1,534
Small Cap Core, Class II	998	11	711	(76)	253	475	—		—
Small Cap Growth, Class I	3,574	625	704	32	(99)	3,428	54		357
Value, Class II	17,409	345	6,511	847	1,988	14,078	275		—

	$194,177			$4,426	$544	$192,658	$4,258		$5,577

	12-31-20 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	6-30-21 Value	Distributions Received		Capital Gain Distributions
Pathfinder Moderate – Managed Volatility
Core Equity, Class II	$77,125	$4,176	$14,799	$3,236	$3,868	$73,606	$395		$2,772
Corporate Bond, Class II	120,020	38,574	5,199	542	(9,703)	144,234	6,158		2,471
Global Equity Income, Class II	63,455	2,776	6,129	1,024	4,102	65,228	1,450		—
Government Money Market, Class II	13,830	47	13,877	—	—	—	—	*	—
Growth, Class II	93,502	35,142	10,131	2,560	2,388	123,461	1,752		9,726
High Income, Class I	5,251	701	280	36	(107)	5,601	331		—
International Core Equity, Class II	78,199	1,365	9,417	1,785	7,624	79,556	836		—
Limited-Term Bond, Class II	104,080	13,424	4,266	89	(2,052)	111,275	2,112		—
Mid Cap Growth, Class I	61,521	13,001	8,122	3,166	(3,618)	65,948	809		6,454
Small Cap Core, Class II	5,437	75	3,715	(281)	1,257	2,773	—		—
Small Cap Growth, Class I	14,839	2,885	2,142	527	(873)	15,236	239		1,563
Value, Class II	70,322	1,587	21,611	3,475	8,294	62,067	1,194		—

	$707,581			$16,159	$11,180	$748,985	$15,276		$22,986

	12-31-20 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	6-30-21 Value	Distributions Received		Capital Gain Distributions
Pathfinder Moderately Aggressive – Managed Volatility
Core Equity, Class II	$11,340	$631	$2,174	$475	$568	$10,840	$59		$411
Corporate Bond, Class II	12,602	3,360	856	84	(1,007)	14,183	610		245
Global Equity Income, Class II	10,448	494	1,143	195	649	10,643	239		—
Government Money Market, Class II	675	1	676	—	—	—	—	*	—
Growth, Class II	13,736	5,090	1,765	376	331	17,768	254		1,411
High Income, Class I	461	67	35	4	(10)	487	29		—
International Core Equity, Class II	12,875	271	1,713	246	1,302	12,981	138		—
Limited-Term Bond, Class II	9,140	1,319	603	9	(181)	9,684	185		—
Mid Cap Growth, Class I	8,821	1,897	1,278	491	(562)	9,369	116		924
Small Cap Core, Class II	955	13	657	(61)	233	483	—		—
Small Cap Growth, Class I	2,198	446	354	31	(83)	2,238	35		231
Value, Class II	10,192	277	3,125	508	1,202	9,054	175		—

	$93,443			$2,358	$2,442	$97,730	$1,840		$3,222

*Not shown due to rounding.

32	SEMIANNUAL REPORT	2021

	12-31-20 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	6-30-21 Value	Distributions Received		Capital Gain Distributions
Pathfinder Moderately Conservative – Managed Volatility
Core Equity, Class II	$8,041	$663	$2,002	$442	$302	$7,446	$41		$285
Corporate Bond, Class II	17,851	5,725	1,393	115	(1,431)	20,867	879		353
Global Equity Income, Class II	5,615	398	796	135	324	5,676	128		—
Government Money Market, Class II	1,835	61	1,896	—	—	—	—	*	—
Growth, Class II	9,760	4,150	1,580	372	162	12,864	186		1,031
High Income, Class I	826	126	74	8	(19)	867	52		—
International Core Equity, Class II	6,920	334	1,172	175	666	6,923	74		—
Limited-Term Bond, Class II	16,370	2,375	1,221	20	(328)	17,216	333		—
Mid Cap Growth, Class I	6,618	1,574	1,166	452	(498)	6,980	87		695
Small Cap Core, Class II	428	18	309	(22)	99	214	—		—
Small Cap Growth, Class I	1,533	330	280	52	(88)	1,547	25		162
Value, Class II	7,466	402	2,767	429	823	6,353	124		—

	$83,263			$2,178	$12	$86,953	$1,929		$2,526

*Not shown due to rounding.

8.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended June 30, 2021, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Pathfinder Aggressive	$—	$10,062	$—	$9,671
Pathfinder Conservative	—	22,358	—	23,910
Pathfinder Moderate	—	98,694	—	123,624
Pathfinder Moderately Aggressive	—	113,362	—	150,516
Pathfinder Moderately Conservative	—	29,862	—	36,351
Pathfinder Moderate – Managed Volatility	—	113,753	—	99,688
Pathfinder Moderately Aggressive – Managed Volatility	—	13,866	—	14,379
Pathfinder Moderately Conservative – Managed Volatility	—	16,156	—	14,656
Government Money Market	—	—	—	—

2021	SEMIANNUAL REPORT	33

9.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Pathfinder Aggressive				Pathfinder Conservative
	Six months ended 6-30-21 (Unaudited)		Year ended 12-31-20		Six months ended 6-30-21 (Unaudited)		Year ended 12-31-20
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	90	$461	455	$2,017	926	$5,027	4,945	$24,739
Shares issued in reinvestment of distributions to shareholders:
Class II	918	4,619	2,257	8,768	1,303	6,783	1,739	7,983
Shares redeemed:
Class II	(882)	(4,524)	(2,118)	(9,369)	(2,406)	(12,894)	(4,826)	(24,087)

Net increase (decrease)	126	$556	594	$1,416	(177)	$(1,084)	1,858	$8,635

	Pathfinder Moderate				Pathfinder Moderately Aggressive
	Six months ended 6-30-21 (Unaudited)		Year ended 12-31-20		Six months ended 6-30-21 (Unaudited)		Year ended 12-31-20
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	104	$548	189	$894	410	$2,201	848	$4,022
Shares issued in reinvestment of distributions to shareholders:
Class II	8,318	42,760	18,744	79,596	10,161	53,200	26,249	109,757
Shares redeemed:
Class II	(11,173)	(59,224)	(22,309)	(107,020)	(15,070)	(81,171)	(28,732)	(138,904)

Net decrease	(2,751)	$(15,916)	(3,376)	$(26,530)	(4,499)	$(25,770)	(1,635)	$(25,125)

	Pathfinder Moderately Conservative				Pathfinder Moderate – Managed Volatility
	Six months ended 6-30-21 (Unaudited)		Year ended 12-31-20		Six months ended 6-30-21 (Unaudited)		Year ended 12-31-20
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	232	$1,248	558	$2,801	1,410	$8,407	1,390	$7,539
Shares issued in reinvestment of distributions to shareholders:
Class II	2,403	12,483	4,529	20,114	3,585	21,327	12,381	60,610
Shares redeemed:
Class II	(3,306)	(17,777)	(6,674)	(32,894)	(4,680)	(27,881)	(8,561)	(46,346)

Net increase (decrease)	(671)	$(4,046)	(1,587)	$(9,979)	315	$1,853	5,210	$21,803

34	SEMIANNUAL REPORT	2021

	Pathfinder Moderately Aggressive – Managed Volatility				Pathfinder Moderately Conservative – Managed Volatility
	Six months ended 6-30-21 (Unaudited)		Year ended 12-31-20		Six months ended 6-30-21 (Unaudited)		Year ended 12-31-20
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	305	$1,748	1,089	$5,429	733	$4,204	1,268	$6,624
Shares issued in reinvestment of distributions to shareholders:
Class II	506	2,886	2,141	9,697	567	3,230	1,234	6,043
Shares redeemed:
Class II	(1,135)	(6,453)	(2,203)	(11,187)	(1,126)	(6,510)	(1,716)	(9,067)

Net increase (decrease)	(324)	$(1,819)	1,027	$3,939	174	$924	786	$3,600

	Government Money Market
	Six months ended 6-30-21 (Unaudited)		Year ended 12-31-20
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	22,415	$22,415	68,026	$68,026
Shares issued in reinvestment of distributions to shareholders:
Class II	3	3	616	616
Shares redeemed:
Class II	(64,199)	(64,199)	(156,759)	(156,759)

Net decrease	(41,781)	$(41,781)	(88,117)	$(88,117)

10.	OTHER FUND INFORMATION

At a meeting held on January 12, 2021, the Trustees, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (“PwC”), contingent on PwC finalizing their independence assessment, to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 1, 2021. PwC affirmed their independence as an independent registered public accounting firm on February 18, 2021. During the fiscal years ended December 31, 2019 and December 31, 2020, Deloitte & Touche LLP’s (“Deloitte”) audit report on the financial statements of each Portfolio in the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and Deloitte on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of Deloitte, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on each Portfolio’s financial statements.

11.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Portfolio	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Pathfinder Aggressive	$67,838	$5,548	$1,591	$3,957
Pathfinder Conservative	108,225	4,669	1,925	2,744
Pathfinder Moderate	626,069	44,513	14,267	30,246
Pathfinder Moderately Aggressive	759,317	60,917	17,436	43,481
Pathfinder Moderately Conservative	186,383	10,926	3,664	7,262
Pathfinder Moderate – Managed Volatility	727,192	56,865	13,445	43,420
Pathfinder Moderately Aggressive – Managed Volatility	96,246	7,083	2,568	4,515
Pathfinder Moderately Conservative – Managed Volatility	85,930	5,118	1,571	3,547
Government Money Market	53,978	—	—	—

2021	SEMIANNUAL REPORT	35

For Federal income tax purposes, the Portfolios’ undistributed earnings and profit for the year ended December 31, 2020 and the post-October and late-year ordinary activity updated with information available through the date of this report were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post-October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Pathfinder Aggressive	$1,594	$3,021	$—	$—	$—
Pathfinder Conservative	3,018	3,759	—	—	—
Pathfinder Moderate	16,707	26,042	—	—	—
Pathfinder Moderately Aggressive	20,763	32,428	—	—	—
Pathfinder Moderately Conservative	5,191	7,286	—	—	—
Pathfinder Moderate – Managed Volatility	12,115	9,200	—	—	—
Pathfinder Moderately Aggressive – Managed Volatility	1,485	1,398	—	—	—
Pathfinder Moderately Conservative – Managed Volatility	1,529	1,697	—	—	—
Government Money Market	39	—	—	—	—

Internal Revenue Code regulations permit each Portfolio to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Portfolio is also permitted to defer into its next fiscal certain ordinary losses that are generated between January 1 and the end of its fiscal year.

The tax character of dividends and distributions paid during the two fiscal years ended December 31, 2020 and 2019 were as follows:

	December 31, 2020		December 31, 2019
Portfolio	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Pathfinder Aggressive	$1,191	$7,578	$1,922	$5,452
Pathfinder Conservative	2,101	5,882	2,143	4,762
Pathfinder Moderate	14,439	65,157	19,550	56,065
Pathfinder Moderately Aggressive	17,246	92,511	24,441	78,148
Pathfinder Moderately Conservative	4,264	15,850	5,005	13,433
Pathfinder Moderate – Managed Volatility	9,296	51,313	12,479	31,346
Pathfinder Moderately Aggressive – Managed Volatility	1,202	8,495	2,045	5,513
Pathfinder Moderately Conservative – Managed Volatility	1,133	4,910	1,340	3,568
Government Money Market	623	—	3,948	16

(1)Includes	short-term capital gains distributed, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

36	SEMIANNUAL REPORT	2021

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	IVY VIP

(UNAUDITED)

Portfolio holdings can be found on the Trust’s website at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings of each Portfolio for the first and third quarters of each fiscal year is filed with the SEC and can be found as an exhibit to the Trust’s Form N-PORT. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

2021	SEMIANNUAL REPORT	37

OTHER INFORMATION	IVY VIP

The individual Portfolios herein have adopted a Liquidity Risk Management Program (the “Program”). The Portfolio’s board has designated a Liquidity Risk Management Committee (the “Committee”) as the administrator of the Program. The Committee or delegates of the Committee conduct the day-to-day operation of the Program. Under the Program, the Committee manages the Portfolio’s liquidity risk, which is the risk that any Portfolio could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Portfolio. This risk is managed by monitoring the degree of liquidity of the Portfolio’s investments, limiting the amount of the Portfolio’s illiquid investments, and utilizing various risk management tools and facilities available to the Portfolio for meeting shareholder redemptions, among other means. The Committee’s process of determining the degree of liquidity of the Portfolio’s investments is supported by one or more third-party liquidity assessment vendors. The Portfolio’s board reviewed a report prepared by a designee of the Committee regarding the operation, adequacy and effectiveness of the Program from the period April 1, 2020, through December 31, 2020. The report described the Program’s liquidity classification methodology and the methodology in establishing a Portfolio’s Highly Liquid Investment Minimum (“HLIM”), if necessary. The Committee reported that during the period covered by the report, there were no material changes to the Program and no significant liquidity events impacting the Portfolio or its ability to timely meet redemptions without dilution to existing shareholders. In addition, the Committee provided its assessment that the Program, including the operation of each Portfolio’s HLIM, where applicable, had been effective in managing the Portfolio’s liquidity risk.

38	SEMIANNUAL REPORT	2021

DELAWARE BY MACQUARIE FAMILY

Global/International Portfolios

Delaware Ivy VIP Global Equity Income

Delaware Ivy VIP Global Growth

Delaware Ivy VIP International Core Equity

Domestic Equity Portfolios

Delaware Ivy VIP Core Equity

Delaware Ivy VIP Growth

Delaware Ivy VIP Mid Cap Growth

Delaware Ivy VIP Small Cap Core

Delaware Ivy VIP Small Cap Growth

Delaware Ivy VIP Value

Fixed Income Portfolios

Delaware Ivy VIP Corporate Bond

Delaware Ivy VIP Global Bond

Delaware Ivy VIP High Income

Delaware Ivy VIP Limited-Term Bond

Money Market Portfolio

Delaware Ivy VIP Government Money Market

Specialty Portfolios

Delaware Ivy VIP Asset Strategy

Delaware Ivy VIP Balanced

Delaware Ivy VIP Energy

Delaware Ivy VIP Natural Resources

Delaware Ivy VIP Pathfinder Aggressive

Delaware Ivy VIP Pathfinder Conservative

Delaware Ivy VIP Pathfinder Moderate

Delaware Ivy VIP Pathfinder Moderately Aggressive

Delaware Ivy VIP Pathfinder Moderately Conservative

Delaware Ivy VIP Pathfinder Moderate – Managed Volatility

Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility

Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility

Delaware Ivy VIP Science and Technology

Delaware Ivy VIP Securian Real Estate Securities

The underlying portfolios discussed in this report are only available as investment options in variable annuity and variable life insurance contracts issued by life insurance companies. They are not offered or made available directly to the general public.

This report is submitted for the general information of the shareholders of Ivy Variable Insurance Portfolios. It is not authorized for distribution to prospective investors in a Portfolio unless accompanied with or preceded by the current Portfolio prospectus as well as the variable product prospectus.

2021	SEMIANNUAL REPORT	39

SEMIANN-VIP-PF (06/21)

ITEM 2.      CODE OF ETHICS

Required in annual report only.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.      SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

1

ITEM 11.      CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.      DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.      EXHIBITS.

(a)(1) Required in annual report only.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY VARIABLE INSURANCE PORTFOLIOS

(Registrant)

By	/s/David F. Connor
David F. Connor, Secretary

Date:	September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Shawn K. Lytle
Shawn K. Lytle, Principal Executive Officer

Date:	September 3, 2021

By	/s/Richard Salus
Richard Salus, Principal Financial Officer

Date:	September 3, 2021